UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-06312

The Lazard Funds, Inc.
(Exact name of Registrant as specified in charter)

30 Rockefeller Plaza
New York, New York 10112
(Address of principal executive offices) (Zip code)

Nathan A. Paul, Esq.
Lazard Asset Management LLC
30 Rockefeller Plaza
New York, New York 10112
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 632-6000

Date of fiscal year end: 12/31

Date of reporting period: 9/30/2015

Item 1. Schedule of Investments.

The Lazard Funds, Inc. Portfolios of Investments September 30, 2015 (unaudited)

Description	Shares	Value
Lazard US Equity Concentrated Portfolio
Common Stocks | 90.7%
Alcohol & Tobacco | 3.7%
Molson Coors Brewing Co., Class B	284,657	$23,632,224
Food & Beverages | 6.2%
Kellogg Co.	597,225	39,745,324
Leisure & Entertainment | 17.0%
Houghton Mifflin Harcourt Co. (a)	1,486,807	30,197,050
Norwegian Cruise Line Holdings, Ltd. (a)	503,190	28,832,787
The Madison Square Garden Co., Class A (a)	431,355	31,117,950
Viacom, Inc., Class B	457,485	19,740,478
		109,888,265
Media | 8.6%
Alphabet, Inc., Class A (a)	87,500	55,857,375
Pharmaceutical & Biotechnology | 20.1%
Baxalta, Inc.	929,400	29,285,394
Mallinckrodt PLC (a)	104,800	6,700,912
Pfizer, Inc.	1,317,267	41,375,357
Zoetis, Inc.	1,282,101	52,796,919
		130,158,582
Retail | 10.6%
Advance Auto Parts, Inc.	328,820	62,321,255
J.C. Penney Co., Inc. (a)	669,105	6,215,985
		68,537,240
Semiconductors & Components | 2.7%
Bruker Corp. (a)	1,047,720	17,214,039
Technology Hardware | 19.8%
Apple, Inc.	284,232	31,350,789
Cisco Systems, Inc.	1,212,395	31,825,369
EMC Corp.	1,485,905	35,899,465
International Business Machines Corp.	201,130	29,157,816
		128,233,439
Transportation | 2.0%
American Airlines Group, Inc.	339,970	13,201,035
Total Common Stocks (Identified cost $578,171,352)		586,467,523
Short-Term Investment | 9.7%
State Street Institutional Treasury Money Market Fund (Identified cost $62,692,304)	62,692,304	62,692,304

Value
Total Investments | 100.4% (Identified cost $640,863,656) (b)	$649,159,827
Liabilities in Excess of Cash and Other Assets | (0.4)%	(2,889,153)
Net Assets | 100.0%	$646,270,674

Description	Shares	Value
Lazard US Strategic Equity Portfolio
Common Stocks | 95.6%
Alcohol & Tobacco | 1.4%
Molson Coors Brewing Co., Class B	21,450	$1,780,779
Automotive | 0.8%
Harley-Davidson, Inc.	18,000	988,200
Banking | 3.3%
Bank of America Corp.	208,000	3,240,640
Signature Bank (a)	7,200	990,432
		4,231,072
Commercial Services | 4.1%
Corrections Corp. of America	83,210	2,458,024
ServiceMaster Global Holdings, Inc. (a)	36,375	1,220,381
Tyco International PLC	47,200	1,579,312
		5,257,717
Energy Exploration & Production | 3.5%
Anadarko Petroleum Corp.	23,700	1,431,243
Apache Corp.	30,275	1,185,569
EOG Resources, Inc.	26,100	1,900,080
		4,516,892
Energy Services | 1.1%
Dril-Quip, Inc. (a)	25,400	1,478,788
Financial Services | 9.4%
CBOE Holdings, Inc.	22,400	1,502,592
Citigroup, Inc.	49,725	2,466,857
Intercontinental Exchange, Inc.	16,125	3,789,214
Springleaf Holdings, Inc. (a)	41,400	1,810,008
Visa, Inc., Class A	37,220	2,592,745
		12,161,416
Food & Beverages | 2.9%
Kellogg Co.	56,000	3,726,800
Forest & Paper Products | 1.1%
International Paper Co.	38,500	1,454,915
Health Services | 0.7%
Aetna, Inc.	8,100	886,221
Household & Personal Products | 2.0%
The Procter & Gamble Co.	36,865	2,652,068
Insurance | 5.3%
Aon PLC	23,300	2,064,613
The Hartford Financial Services Group, Inc.	47,025	2,152,805
Voya Financial, Inc.	69,700	2,702,269
		6,919,687
Leisure & Entertainment | 7.0%
Houghton Mifflin Harcourt Co. (a)	66,700	1,354,677

Description	Shares	Value
Norwegian Cruise Line Holdings, Ltd. (a)	52,825	$3,026,872
The Madison Square Garden Co., Class A (a)	28,825	2,079,436
Viacom, Inc., Class B	60,650	2,617,047
		9,078,032
Manufacturing | 5.6%
Honeywell International, Inc.	37,393	3,540,743
Parker Hannifin Corp.	20,900	2,033,570
Rockwell Automation, Inc.	17,000	1,724,990
		7,299,303
Media | 4.1%
Alphabet, Inc.:
Class A (a)	6,311	4,028,753
Class C (a)	2,040	1,241,177
		5,269,930
Pharmaceutical & Biotechnology | 14.2%
Baxalta, Inc.	69,855	2,201,131
Eli Lilly & Co.	45,600	3,816,264
Mallinckrodt PLC (a)	29,400	1,879,836
Pfizer, Inc.	164,734	5,174,295
Zoetis, Inc.	127,894	5,266,675
		18,338,201
Retail | 7.7%
Advance Auto Parts, Inc.	36,998	7,012,231
CVS Health Corp.	14,830	1,430,799
Deckers Outdoor Corp. (a)	10,500	609,630
J.C. Penney Co., Inc. (a)	97,025	901,362
		9,954,022
Semiconductors & Components | 2.8%
Maxim Integrated Products, Inc.	52,625	1,757,675
NXP Semiconductors NV (a)	20,700	1,802,349
		3,560,024
Technology | 0.9%
Citrix Systems, Inc. (a)	15,950	1,105,016
Technology Hardware | 15.7%
Apple, Inc.	32,957	3,635,157
Applied Materials, Inc.	53,800	790,322
Cisco Systems, Inc.	169,275	4,443,469
EMC Corp.	179,975	4,348,196
Hewlett-Packard Co.	57,375	1,469,374
International Business Machines Corp.	18,400	2,667,448
QUALCOMM, Inc.	28,650	1,539,364
Teradyne, Inc.	77,375	1,393,524
		20,286,854
Transportation | 2.0%
American Airlines Group, Inc.	38,675	1,501,750

Description	Shares	Value
Lazard US Strategic Equity Portfolio (concluded)
Union Pacific Corp.	12,200	$1,078,602
		2,580,352
Total Common Stocks (Identified cost $122,252,475)		123,526,289
Short-Term Investment | 6.3%
State Street Institutional Treasury Money Market Fund (Identified cost $8,134,499)	8,134,499	8,134,499
Total Investments | 101.9% (Identified cost $130,386,974) (b)		$131,660,788
Liabilities in Excess of Cash and Other Assets | (1.9)%		(2,401,193)
Net Assets | 100.0%		$129,259,595

Description	Shares	Value
Lazard US Mid Cap Equity Portfolio
Common Stocks | 90.4%
Banking | 2.4%
Signature Bank (a)	5,300	$729,068
Chemicals | 6.8%
Calgon Carbon Corp.	61,300	955,054
Eastman Chemical Co.	17,525	1,134,218
		2,089,272
Commercial Services | 7.3%
H&R Block, Inc.	19,300	698,660
MDC Partners, Inc., Class A	54,400	1,002,592
United Rentals, Inc. (a)	9,450	567,472
		2,268,724
Computer Software & Services | 3.6%
Check Point Software Technologies, Ltd. (a)	14,150	1,122,520
Energy Exploration & Production | 1.9%
Memorial Resource Development Corp. (a)	33,600	590,688
Financial Services | 5.9%
Springleaf Holdings, Inc. (a)	41,600	1,818,752
Food & Beverages | 4.3%
Kellogg Co.	20,100	1,337,655
Health Services | 2.5%
Quintiles Transnational Holdings, Inc. (a)	11,100	772,227
Insurance | 10.8%
Aon PLC	8,500	753,185
The Hartford Financial Services Group, Inc.	30,925	1,415,746
Voya Financial, Inc.	30,700	1,190,239
		3,359,170
Leisure & Entertainment | 3.9%
Viacom, Inc., Class B	28,100	1,212,515
Medical Products | 3.4%
Natus Medical, Inc. (a)	26,750	1,055,288
Pharmaceutical & Biotechnology | 6.4%
Mallinckrodt PLC (a)	10,100	645,794
Zoetis, Inc.	32,475	1,337,320
		1,983,114
Real Estate | 1.8%
Communications Sales & Leasing, Inc. REIT	30,400	544,160
Retail | 18.6%
Advance Auto Parts, Inc.	13,569	2,571,733
Dick’s Sporting Goods, Inc.	39,250	1,947,192
Kohl’s Corp.	26,625	1,233,004
		5,751,929

Description	Shares	Value
Semiconductors & Components | 4.2%
NXP Semiconductors NV (a)	15,075	$1,312,580
Technology Hardware | 2.5%
Applied Materials, Inc.	53,600	787,384
Transportation | 4.1%
American Airlines Group, Inc.	32,425	1,259,063
Total Common Stocks (Identified cost $28,744,222)		27,994,109
Short-Term Investment | 9.6%
State Street Institutional Treasury Money Market Fund (Identified cost $2,988,109)	2,988,109	$2,988,109
Total Investments | 100.0% (Identified cost $31,732,331) (b)		$30,982,218
Liabilities in Excess of Cash and Other Assets | 0.0%		(75)
Net Assets | 100.0%		$30,982,143

Description	Shares	Value
Lazard US Small-Mid Cap Equity Portfolio
Common Stocks | 95.7%
Aerospace & Defense | 1.1%
B/E Aerospace, Inc.	52,865	$2,320,774
Automotive | 2.6%
Gentherm, Inc. (a)	41,705	1,873,389
Modine Manufacturing Co. (a)	223,508	1,759,008
Tenneco, Inc. (a)	38,895	1,741,329
		5,373,726
Banking | 9.8%
East West Bancorp, Inc.	74,595	2,865,940
Great Western Bancorp, Inc.	117,895	2,990,996
Home Bancshares, Inc.	87,890	3,559,545
PacWest Bancorp	83,561	3,577,247
Signature Bank (a)	25,190	3,465,136
Wintrust Financial Corp.	64,928	3,469,103
		19,927,967
Cable Television | 0.9%
Cable One, Inc. (a)	4,180	1,753,176
Chemicals | 1.5%
Calgon Carbon Corp.	189,965	2,959,655
Tronox, Ltd., Class A	19,030	83,161
		3,042,816
Commercial Services | 8.7%
EVERTEC, Inc.	153,695	2,777,269
Huron Consulting Group, Inc. (a)	33,790	2,112,889
MDC Partners, Inc., Class A	155,390	2,863,838
Morningstar, Inc.	31,990	2,567,517
On Assignment, Inc. (a)	83,335	3,075,061
ServiceMaster Global Holdings, Inc. (a)	72,340	2,427,007
United Rentals, Inc. (a)	32,080	1,926,404
		17,749,985
Computer Software & Services | 1.7%
j2 Global, Inc.	48,300	3,422,055
Construction & Engineering | 2.1%
EMCOR Group, Inc.	33,645	1,488,791
Quanta Services, Inc. (a)	118,395	2,866,343
		4,355,134
Consumer Products | 1.7%
Fox Factory Holding Corp. (a)	208,370	3,513,118
Electric | 2.0%
CMS Energy Corp.	115,605	4,083,169
Energy Exploration & Production | 1.5%
Memorial Resource Development Corp. (a)	173,190	3,044,680

Description	Shares	Value
Energy Services | 1.5%
Dril-Quip, Inc. (a)	25,995	$1,513,429
Tesco Corp.	217,880	1,555,663
		3,069,092
Financial Services | 4.6%
Air Lease Corp.	101,355	3,133,896
CBOE Holdings, Inc.	43,485	2,916,974
Springleaf Holdings, Inc. (a)	75,690	3,309,167
		9,360,037
Forest & Paper Products | 0.8%
KapStone Paper and Packaging Corp.	95,185	1,571,504
Gas Utilities | 2.8%
Dynegy, Inc. (a)	101,295	2,093,768
New Jersey Resources Corp.	119,015	3,574,020
		5,667,788
Health Services | 2.7%
Brookdale Senior Living, Inc. (a)	113,470	2,605,271
Quintiles Transnational Holdings, Inc. (a)	41,420	2,881,590
		5,486,861
Housing | 2.0%
Continental Building Products, Inc. (a)	103,125	2,118,188
PGT, Inc. (a)	156,715	1,924,460
		4,042,648
Insurance | 5.5%
Arch Capital Group, Ltd. (a)	53,350	3,919,624
Argo Group International Holdings, Ltd.	64,995	3,678,067
Reinsurance Group of America, Inc.	39,720	3,598,235
		11,195,926
Leisure & Entertainment | 3.5%
Bloomin’ Brands, Inc.	138,075	2,510,204
Hyatt Hotels Corp., Class A (a)	62,825	2,959,057
Scholastic Corp.	42,615	1,660,280
		7,129,541
Manufacturing | 8.5%
Altra Industrial Motion Corp.	94,964	2,195,568
FLIR Systems, Inc.	126,060	3,528,419
KLX, Inc. (a)	27,965	999,469
Littelfuse, Inc.	22,135	2,017,605
Pitney Bowes, Inc.	120,375	2,389,444
The Toro Co.	27,585	1,945,846
TriMas Corp. (a)	106,606	1,743,008
Woodward, Inc.	60,570	2,465,199
		17,284,558

Description	Shares	Value
Lazard US Small-Mid Cap Equity Portfolio (concluded)
Medical Products | 1.3%
Sirona Dental Systems, Inc. (a)	27,980	$2,611,653
Pharmaceutical & Biotechnology | 2.9%
Cellectis SA ADR	52,880	1,393,917
Fluidigm Corp. (a)	72,350	586,758
Phibro Animal Health Corp., Class A	60,295	1,907,131
United Therapeutics Corp. (a)	16,080	2,110,339
		5,998,145
Real Estate | 8.0%
DCT Industrial Trust, Inc. REIT	100,243	3,374,179
Extra Space Storage, Inc. REIT	50,015	3,859,158
Jones Lang LaSalle, Inc.	21,845	3,140,656
Kilroy Realty Corp. REIT	40,900	2,665,044
LaSalle Hotel Properties REIT	113,785	3,230,356
		16,269,393
Retail | 7.6%
Advance Auto Parts, Inc.	17,430	3,303,508
Carter’s, Inc.	19,640	1,780,170
Chico’s FAS, Inc.	183,035	2,879,140
Dick’s Sporting Goods, Inc.	59,860	2,969,654
DSW, Inc., Class A	53,845	1,362,817
Sally Beauty Holdings, Inc. (a)	72,905	1,731,494
Steven Madden, Ltd. (a)	38,445	1,407,856
		15,434,639
Semiconductors & Components | 3.7%
M/A-COM Technology Solutions Holdings, Inc. (a)	80,010	2,319,490
Microsemi Corp. (a)	70,945	2,328,415
Universal Display Corp. (a)	87,410	2,963,199
		7,611,104
Technology | 2.9%
BroadSoft, Inc. (a)	108,340	3,245,866
Vantiv, Inc., Class A (a)	60,465	2,716,088
		5,961,954
Technology Hardware | 1.1%
NCR Corp. (a)	98,820	2,248,155
Transportation | 2.7%
Alaska Air Group, Inc.	43,715	3,473,157
Echo Global Logistics, Inc. (a)	97,773	1,916,351
		5,389,508
Total Common Stocks (Identified cost $197,832,030)		194,919,106
Description	Principal Amount (000)	Value
Repurchase Agreement | 4.1%
State Street Bank and Trust Co., 0.00%, 10/01/15 (Dated 09/30/15, collateralized by $7,820,000 United States Treasury Note, 3.125%, 05/15/21, with a value of $8,566,568) Proceeds of $8,395,000 (Identified cost $8,395,000)	$8,395	$8,395,000
Total Investments | 99.8% (Identified cost $206,227,030) (b)		$203,314,106
Cash and Other Assets in Excess of Liabilities | 0.2%		472,007
Net Assets | 100.0%		$203,786,113

Description	Shares	Value
Lazard US Small Cap Equity Growth Portfolio
Common Stocks | 86.2%
Alcohol & Tobacco | 0.8%
The Boston Beer Co., Inc., Class A (a)	525	$110,570
Banking | 11.4%
Ameris Bancorp	5,800	166,750
Bank of the Ozarks, Inc.	3,300	144,408
BofI Holding, Inc. (a)	1,010	130,119
Central Pacific Financial Corp.	10,965	229,936
Hanmi Financial Corp.	8,085	203,742
Opus Bank	4,600	175,904
Pinnacle Financial Partners, Inc.	3,325	164,288
TFS Financial Corp.	8,300	143,175
Western Alliance Bancorp (a)	6,845	210,210
		1,568,532
Chemicals | 1.5%
Headwaters, Inc. (a)	10,900	204,920
Commercial Services | 12.6%
Beacon Roofing Supply, Inc. (a)	8,900	289,161
Cardtronics, Inc. (a)	3,205	104,803
Huron Consulting Group, Inc. (a)	3,100	193,843
Kforce, Inc.	5,500	144,540
On Assignment, Inc. (a)	8,240	304,056
PRA Health Sciences, Inc.	5,790	224,826
Press Ganey Holdings, Inc.	9,025	267,050
Tyler Technologies, Inc. (a)	1,411	210,676
		1,738,955
Computer Software & Services | 3.0%
Callidus Software, Inc. (a)	7,785	132,267
Manhattan Associates, Inc. (a)	4,590	285,957
		418,224
Energy Exploration & Production | 1.0%
Diamondback Energy, Inc. (a)	1,085	70,091
Synergy Resources Corp. (a)	7,135	69,923
		140,014
Food & Beverages | 3.0%
B&G Foods, Inc.	6,850	249,682
TreeHouse Foods, Inc. (a)	2,200	171,138
		420,820
Forest & Paper Products | 1.1%
Graphic Packaging Holding Co.	11,725	149,963
Health Services | 10.6%
AmSurg Corp. (a)	4,850	376,893
ICON PLC (a)	3,000	212,910
LifePoint Health, Inc. (a)	2,525	179,023

Description	Shares	Value
PharMerica Corp. (a)	7,425	$211,390
Premier, Inc., Class A (a)	5,290	181,817
Team Health Holdings, Inc. (a)	3,170	171,275
VCA, Inc. (a)	2,500	131,625
		1,464,933
Leisure & Entertainment | 8.8%
Buffalo Wild Wings, Inc. (a)	700	135,401
Cinemark Holdings, Inc.	4,800	155,952
Cracker Barrel Old Country Store, Inc.	690	101,623
DineEquity, Inc.	940	86,161
Gray Television, Inc. (a)	6,270	80,005
IMAX Corp. (a)	3,675	124,178
Jack in the Box, Inc.	2,380	183,355
Penn National Gaming, Inc. (a)	11,365	190,705
Red Robin Gourmet Burgers, Inc. (a)	2,155	163,220
		1,220,600
Manufacturing | 2.3%
HEICO Corp.	4,245	207,496
NN, Inc.	6,275	116,087
		323,583
Medical Products | 3.6%
ABIOMED, Inc. (a)	1,000	92,760
Globus Medical, Inc., Class A (a)	6,235	128,815
STERIS Corp.	4,150	269,626
		491,201
Pharmaceutical & Biotechnology | 8.1%
Alder Biopharmaceuticals, Inc. (a)	2,700	88,452
Anacor Pharmaceuticals, Inc. (a)	1,460	171,857
Bluebird Bio, Inc. (a)	680	58,174
Cepheid, Inc. (a)	3,065	138,538
Charles River Laboratories International, Inc. (a)	2,350	149,272
DepoMed, Inc. (a)	7,870	148,349
GW Pharmaceuticals PLC ADR (a)	1,100	100,507
Neurocrine Biosciences, Inc. (a)	4,990	198,552
Ultragenyx Pharmaceutical, Inc. (a)	700	67,417
		1,121,118
Real Estate | 0.9%
Summit Hotel Properties, Inc. REIT	10,380	121,135
Retail | 7.5%
Asbury Automotive Group, Inc. (a)	4,205	341,236
Burlington Stores, Inc. (a)	4,500	229,680
G-III Apparel Group, Ltd. (a)	3,200	197,312
Lithia Motors, Inc., Class A	2,455	265,410
		1,033,638

Description	Shares	Value
Lazard US Small Cap Equity Growth Portfolio (concluded)
Semiconductors & Components | 1.7%
Cypress Semiconductor Corp.	10,615	$90,440
Monolithic Power Systems, Inc.	2,745	140,544
		230,984
Technology | 4.6%
BroadSoft, Inc. (a)	2,135	63,965
Imperva, Inc. (a)	2,705	177,123
Proofpoint, Inc. (a)	3,230	194,833
VeriFone Systems, Inc. (a)	6,960	193,001
		628,922
Technology Hardware | 1.7%
Electronics For Imaging, Inc. (a)	5,395	233,496
Transportation | 2.0%
JetBlue Airways Corp. (a)	5,290	136,323
Virgin America, Inc.	4,100	140,343
		276,666
Total Common Stocks (Identified cost $11,995,016)		11,898,274
Short-Term Investment | 14.6%
State Street Institutional Treasury Money Market Fund (Identified cost $2,010,614)	2,010,614	2,010,614
Total Investments | 100.8% (Identified cost $14,005,630) (b)		$13,908,888
Liabilities in Excess of Cash and Other Assets | (0.8)%		(105,772)
Net Assets | 100.0%		$13,803,116

Description	Shares	Value
Lazard International Equity Portfolio
Common Stocks | 94.2%
Australia | 3.1%
Ansell, Ltd.	352,767	$4,681,856
Caltex Australia, Ltd.	468,035	10,357,340
James Hardie Industries PLC	559,084	6,747,807
		21,787,003
Austria | 0.7%
UNIQA Insurance Group AG	527,885	4,571,869
Belgium | 3.8%
Anheuser-Busch InBev SA/NV	179,411	19,055,973
KBC Groep NV	121,444	7,658,190
		26,714,163
Brazil | 0.4%
BB Seguridade Participacoes SA	493,900	3,090,846
Canada | 2.7%
Encana Corp.	604,200	3,889,155
MacDonald Dettwiler & Associates, Ltd.	122,900	6,684,213
National Bank of Canada	268,800	8,580,652
		19,154,020
Denmark | 1.0%
Carlsberg A/S, Class B	87,968	6,769,828
Finland | 2.0%
Sampo Oyj, A Shares	285,296	13,836,372
France | 8.8%
BNP Paribas SA	188,477	11,098,606
Cap Gemini SA	157,056	13,994,612
Iliad SA	24,885	5,038,189
Total SA	151,514	6,831,021
Valeo SA	93,465	12,657,090
Vinci SA	187,215	11,904,520
		61,524,038
Germany | 3.6%
Bayer AG	153,302	19,593,259
RTL Group SA	62,158	5,350,681
		24,943,940
Ireland | 0.9%
Ryanair Holdings PLC Sponsored ADR	84,665	6,629,269
Israel | 2.1%
Teva Pharmaceutical Industries, Ltd. Sponsored ADR	258,820	14,612,977
Italy | 2.1%
Atlantia SpA	267,759	7,496,809

Description	Shares	Value
Azimut Holding SpA	317,510	$6,833,230
		14,330,039
Japan | 19.5%
Daikin Industries, Ltd.	146,500	8,237,049
Daiwa House Industry Co., Ltd.	809,600	20,095,371
Don Quijote Holdings Co., Ltd.	425,400	16,096,307
Isuzu Motors, Ltd.	569,300	5,736,637
Japan Tobacco, Inc.	276,400	8,598,203
KDDI Corp.	538,100	12,050,389
Makita Corp.	114,800	6,123,445
Seven & I Holdings Co., Ltd.	292,300	13,392,482
SoftBank Group Corp.	201,000	9,248,092
Sony Corp.	525,000	12,837,005
Sumitomo Mitsui Financial Group, Inc.	415,900	15,832,270
United Arrows, Ltd.	188,900	7,834,845
		136,082,095
Netherlands | 2.8%
Koninklijke KPN NV	1,905,336	7,141,880
Wolters Kluwer NV	406,733	12,540,356
		19,682,236
Norway | 1.3%
Telenor ASA	491,392	9,192,075
Philippines | 0.8%
Alliance Global Group, Inc.	16,373,800	5,375,459
Spain | 1.0%
Red Electrica Corporacion SA	86,104	7,152,481
Sweden | 3.8%
Assa Abloy AB, Class B	714,701	12,837,303
Swedbank AB, A Shares	611,269	13,519,787
		26,357,090
Switzerland | 6.3%
Credit Suisse Group AG	327,533	7,879,689
Glencore PLC	2,482,008	3,458,677
Novartis AG	354,225	32,629,346
		43,967,712
Taiwan | 1.6%
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	537,100	11,144,825
Thailand | 0.6%
Krung Thai Bank Public Co. Ltd. (c)	8,434,800	3,973,966
Turkey | 0.9%
Turkcell Iletisim Hizmetleri AS	1,736,114	6,058,196
United Kingdom | 24.4%
Aon PLC	102,185	9,054,613
BG Group PLC	522,610	7,535,891

Description	Shares	Value
Lazard International Equity Portfolio (concluded)
British American Tobacco PLC	339,941	$18,787,395
Direct Line Insurance Group PLC	1,074,606	6,107,324
Informa PLC	1,173,391	9,988,853
International Consolidated Airlines Group SA (a)	819,660	7,314,849
Lloyds Banking Group PLC	11,627,576	13,255,125
Provident Financial PLC	194,728	9,269,772
Prudential PLC	890,181	18,818,922
RELX PLC	715,354	12,275,923
Rexam PLC	1,302,601	10,326,001
Royal Dutch Shell PLC, A Shares	455,177	10,733,851
Shire PLC	185,231	12,642,759
Unilever PLC	220,253	8,972,124
William Hill PLC	677,370	3,600,877
Wolseley PLC	192,414	11,256,076
		169,940,355
Total Common Stocks (Identified cost $687,525,000)		656,890,854

Description	Principal Amount (000)	Value
Repurchase Agreement | 4.6%
State Street Bank and Trust Co., 0.00%, 10/01/15 (Dated 09/30/15, collateralized by $30,035,000 United States Treasury Note, 3.125%, 05/15/21, with a value of $32,902,411) Proceeds of $32,256,000 (Identified cost $32,256,000)	$32,256	$32,256,000
Total Investments | 98.8% (Identified cost $719,781,000) (b)		$689,146,854
Cash and Other Assets in Excess of Liabilities | 1.2%		8,400,544
Net Assets | 100.0%		$697,547,398

Description	Shares	Value
Lazard International Equity Select Portfolio
Common Stocks | 94.9%
Australia | 0.8%
BHP Billiton, Ltd.	11,555	$182,242
Belgium | 3.6%
Anheuser-Busch InBev SA/NV	6,150	653,216
KBC Groep NV	3,327	209,799
		863,015
Bermuda | 0.9%
Signet Jewelers, Ltd.	1,593	216,173
Brazil | 2.8%
Ambev SA	40,900	200,347
BB Seguridade Participacoes SA	35,800	224,038
Cia de Saneamento Basico do Estado de Sao Paulo	32,600	130,252
Estacio Participacoes SA	31,800	113,099
		667,736
Canada | 0.4%
Encana Corp.	14,700	94,622
China | 1.4%
Baidu, Inc. Sponsored ADR (a)	2,385	327,723
Denmark | 2.3%
Novo Nordisk A/S, Class B	9,935	534,744
Finland | 1.6%
Sampo Oyj, A Shares	7,897	382,991
France | 3.4%
Valeo SA	2,216	300,092
Vinci SA	4,374	278,132
Vivendi SA	9,967	235,968
		814,192
Germany | 3.1%
Bayer AG	4,312	551,109
Continental AG	900	191,178
		742,287
India | 1.8%
HCL Technologies, Ltd.	28,333	426,103
Indonesia | 1.2%
PT Telekomunikasi Indonesia (Persero) Tbk Sponsored ADR	8,194	292,116
Ireland | 1.3%
Ryanair Holdings PLC Sponsored ADR	3,810	298,323
Israel | 2.7%
Check Point Software Technologies, Ltd. (a)	1,600	126,928

Description	Shares	Value
Teva Pharmaceutical Industries, Ltd. Sponsored ADR	9,250	$522,255
		649,183
Italy | 0.7%
Mediolanum SpA	23,765	169,893
Japan | 16.1%
Daikin Industries, Ltd.	4,200	236,147
Daiwa House Industry Co., Ltd.	23,800	590,748
Japan Tobacco, Inc.	11,000	342,186
KDDI Corp.	15,400	344,873
Makita Corp.	6,800	362,713
Ryohin Keikaku Co., Ltd.	1,100	225,211
Seven & I Holdings Co., Ltd.	10,217	468,118
SoftBank Group Corp.	8,100	372,684
Sony Corp.	12,900	315,424
Sumitomo Mitsui Financial Group, Inc.	11,176	425,442
Sumitomo Mitsui Trust Holdings, Inc.	38,000	140,164
		3,823,710
Netherlands | 1.3%
Wolters Kluwer NV	9,836	303,263
Norway | 1.1%
Telenor ASA	13,644	255,227
Philippines | 0.8%
Alliance Global Group, Inc.	583,700	191,627
Russia | 0.4%
Mobile TeleSystems OJSC Sponsored ADR	14,111	101,881
South Africa | 3.6%
Mediclinic International, Ltd.	36,461	291,054
Mr Price Group, Ltd.	11,050	154,228
Nampak, Ltd.	78,186	145,788
Sanlam, Ltd.	59,306	256,669
		847,739
South Korea | 1.2%
Samsung Electronics Co., Ltd.	301	289,471
Spain | 1.3%
Red Electrica Corporacion SA	3,807	316,240
Sweden | 3.6%
Assa Abloy AB, Class B	24,541	440,800
Swedbank AB, A Shares	18,984	419,880
		860,680
Switzerland | 6.4%
Actelion, Ltd.	2,249	286,090
Cie Financiere Richemont SA	3,097	241,280
Novartis AG	10,854	999,813
		1,527,183

Description	Shares	Value
Lazard International Equity Select Portfolio (concluded)
Taiwan | 3.0%
Taiwan Semiconductor Manufacturing Co., Ltd.	180,341	$719,652
Thailand | 0.7%
Kasikornbank Public Co. Ltd.	34,500	162,189
Turkey | 2.3%
KOC Holding AS	62,312	243,249
Turkcell Iletisim Hizmetleri AS	82,566	288,115
		531,364
United Kingdom | 25.1%
Aon PLC	3,490	309,249
Ashtead Group PLC	17,803	251,271
Associated British Foods PLC	5,602	283,915
BG Group PLC	15,467	223,030
British American Tobacco PLC	10,898	602,296
Compass Group PLC	22,651	361,625
Informa PLC	36,118	307,466
Lloyds Banking Group PLC	414,702	472,749
London Stock Exchange Group PLC	6,888	252,802
Pearson PLC	14,094	240,882
Prudential PLC	29,926	632,652
RELX PLC	11,400	195,631
Rexam PLC	37,380	296,319
Royal Dutch Shell PLC, A Shares	9,489	225,323
Shire PLC	5,298	361,610
The Weir Group PLC	10,350	183,577
Unilever PLC	9,509	387,354
Wolseley PLC	6,505	380,538
		5,968,289
Total Common Stocks (Identified cost $25,012,148)		22,559,858
Short-Term Investment | 6.1%
State Street Institutional Treasury Money Market Fund (Identified cost $1,444,469)	1,444,469	1,444,469
Total Investments | 101.0% (Identified cost $26,456,617) (b)		$24,004,327
Liabilities in Excess of Cash and Other Assets | (1.0)%		(226,788)
Net Assets | 100.0%		$23,777,539

Description	Shares	Value
Lazard International Equity Concentrated Portfolio
Common Stocks | 93.0%
Australia | 9.0%
Asaleo Care, Ltd.	586,711	$739,160
Spotless Group Holdings, Ltd.	346,660	527,486
		1,266,646
Belgium | 3.9%
Anheuser-Busch InBev SA/NV	5,222	554,650
Brazil | 1.4%
BB Seguridade Participacoes SA	32,400	202,760
Canada | 8.4%
Home Capital Group, Inc.	26,837	644,128
MacDonald Dettwiler & Associates, Ltd.	9,820	534,085
		1,178,213
China | 3.0%
Baidu, Inc. Sponsored ADR (a)	3,085	423,910
France | 7.4%
Valeo SA	4,459	603,841
Vivendi SA	18,178	430,363
		1,034,204
Japan | 14.1%
Daiwa House Industry Co., Ltd.	22,500	558,480
KDDI Corp.	19,800	443,408
SoftBank Group Corp.	10,700	492,311
Sony Corp.	20,000	489,029
		1,983,228
Netherlands | 4.4%
Wolters Kluwer NV	20,038	617,810
Philippines | 1.4%
Alliance Global Group, Inc.	606,400	199,079
South Africa | 3.5%
Sanlam, Ltd.	113,524	491,319
Sweden | 4.1%
Swedbank AB, A Shares	26,260	580,807
Switzerland | 8.2%
Actelion, Ltd.	3,732	474,739
Novartis AG	7,288	671,332
		1,146,071
Taiwan | 4.9%
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	33,459	694,274
United Kingdom | 19.3%
Aon PLC	3,347	296,578
British American Tobacco PLC	7,735	427,487

Description	Shares	Value
Lloyds Banking Group PLC	562,887	$641,676
Provident Financial PLC	9,085	432,479
Prudential PLC	24,188	511,348
The Weir Group PLC	23,181	411,160
		2,720,728
Total Common Stocks
(Identified cost $15,128,690)		13,093,699
Short-Term Investment | 5.2%
State Street Institutional Treasury Money Market Fund (Identified cost $724,615)	724,615	724,615
Total Investments | 98.2% (Identified cost $15,853,305) (b)		$13,818,314
Cash and Other Assets in Excess of Liabilities | 1.8%		251,762
Net Assets | 100.0%		$14,070,076

Description	Shares	Value
Lazard International Strategic Equity Portfolio
Common Stocks | 93.4%
Australia | 6.3%
Amcor, Ltd.	12,867,773	$119,541,908
Ansell, Ltd.	5,818,245	77,218,639
Caltex Australia, Ltd.	4,519,660	100,017,419
James Hardie Industries PLC	7,216,538	87,099,266
		383,877,232
Austria | 0.6%
UNIQA Insurance Group AG	4,468,673	38,701,968
Belgium | 1.6%
Anheuser-Busch InBev SA/NV	950,325	100,937,889
Bermuda | 0.8%
Signet Jewelers, Ltd.	353,321	47,946,288
Brazil | 1.2%
Cia de Saneamento Basico do Estado de Sao Paulo	9,010,500	36,001,090
Estacio Participacoes SA	9,332,000	33,189,860
LPS Brasil Consultoria de Imoveis SA	4,342,100	3,121,449
		72,312,399
Canada | 2.7%
Encana Corp.	4,982,945	32,074,558
Home Capital Group, Inc.	2,220,159	53,287,143
MEG Energy Corp. (a)	3,371,755	20,819,229
National Bank of Canada	1,813,400	57,887,479
		164,068,409
Denmark | 3.0%
Carlsberg A/S, Class B	1,516,412	116,699,813
Topdanmark A/S (a)	2,400,538	68,292,124
		184,991,937
Finland | 3.9%
Sampo Oyj, A Shares	4,877,330	236,542,224
France | 4.9%
Iliad SA	223,427	45,234,777
Valeo SA	1,183,590	160,282,513
Vivendi SA	4,020,097	95,175,571
		300,692,861
Germany | 4.8%
Bayer AG	956,601	122,261,494
Fresenius SE & Co. KGaA	856,090	57,418,922
Symrise AG	1,900,343	114,151,667
		293,832,083
Indonesia | 0.2%
PT Media Nusantara Citra Tbk	119,199,100	13,405,558

Description	Shares	Value
Ireland | 1.9%
Kerry Group PLC, Class A	1,527,785	$114,877,128
Israel | 3.2%
Check Point Software Technologies, Ltd. (a)	1,116,000	88,532,280
Teva Pharmaceutical Industries, Ltd. Sponsored ADR	1,858,035	104,904,656
		193,436,936
Italy | 0.9%
Azimut Holding SpA	2,517,626	54,182,605
Japan | 17.0%
AEON Financial Service Co., Ltd.	6,243,700	123,630,677
Asics Corp.	5,170,350	123,720,335
Daikin Industries, Ltd.	1,069,700	60,144,517
Daiwa House Industry Co., Ltd.	6,001,600	148,967,861
Don Quijote Holdings Co., Ltd.	4,649,600	175,931,803
Japan Tobacco, Inc.	3,490,200	108,572,531
KDDI Corp.	4,602,800	103,076,621
Makita Corp.	1,716,300	91,547,632
SoftBank Group Corp.	2,172,500	99,957,609
		1,035,549,586
Netherlands | 0.2%
Wolters Kluwer NV	324,931	10,018,244
Norway | 1.5%
Telenor ASA	5,026,519	94,027,045
Philippines | 2.1%
Alliance Global Group, Inc.	164,058,400	53,859,780
GT Capital Holdings, Inc.	2,832,790	76,910,866
		130,770,646
South Africa | 2.0%
Mediclinic International, Ltd.	8,751,972	69,863,583
Nampak, Ltd.	28,832,684	53,762,332
		123,625,915
Sweden | 3.2%
Assa Abloy AB, Class B	6,929,672	124,469,250
Swedbank AB, A Shares	3,276,302	72,463,852
		196,933,102
Switzerland | 8.5%
Actelion, Ltd.	857,916	109,133,384
Cie Financiere Richemont SA	811,878	63,251,545
Credit Suisse Group AG	3,693,074	88,846,842
GAM Holding AG	3,700,653	65,301,546
Novartis AG	2,122,940	195,554,082
		522,087,399

Description	Shares	Value
Lazard International Strategic Equity Portfolio (concluded)
Taiwan | 1.1%
Taiwan Semiconductor Manufacturing Co., Ltd.	16,794,000	$67,016,550
Thailand | 0.7%
Kasikornbank Public Co. Ltd.	9,106,150	42,809,157
Turkey | 0.7%
Turkcell Iletisim Hizmetleri AS	11,607,575	40,504,810
United Kingdom | 20.4%
Aon PLC	1,072,180	95,005,870
Associated British Foods PLC	1,336,872	67,754,140
British American Tobacco PLC	3,515,571	194,293,776
Compass Group PLC	4,037,967	64,466,514
Informa PLC	20,319,061	172,972,274
Lloyds Banking Group PLC	137,090,695	156,279,717
Merlin Entertainments PLC	6,449,650	36,333,860
Prudential PLC	7,100,353	150,105,418
Rexam PLC	8,063,904	63,924,318
SABMiller PLC	1,593,904	90,320,871
Shire PLC	1,875,761	128,028,219
William Hill PLC	4,349,283	23,120,649
		1,242,605,626
Total Common Stocks (Identified cost $5,933,194,621)		5,705,753,597
Short-Term Investment | 5.4%
State Street Institutional Treasury Money Market Fund (Identified cost $326,933,335)	326,933,335	326,933,335
Total Investments | 98.8% (Identified cost $6,260,127,956) (b)		$6,032,686,932
Cash and Other Assets in Excess of Liabilities | 1.2%		71,541,669
Net Assets | 100.0%		$6,104,228,601

Description	Shares	Value
Lazard International Equity Advantage Portfolio
Common Stocks | 100.3%
Australia | 6.6%
Amcor, Ltd.	402	$3,735
Aurizon Holdings, Ltd.	1,013	3,583
BHP Billiton, Ltd.	309	4,873
CSL, Ltd.	568	35,790
Evolution Mining, Ltd.	9,056	8,116
Independence Group NL	1,809	3,225
Magellan Financial Group, Ltd.	293	3,925
Qantas Airways, Ltd. (a)	3,537	9,261
Sandfire Resources NL	923	3,505
Telstra Corp., Ltd.	5,593	22,080
The GPT Group	5,141	16,349
Woodside Petroleum, Ltd.	160	3,271
		117,713
Austria | 0.7%
Erste Group Bank AG (a)	322	9,361
Voestalpine AG	82	2,821
		12,182
Belgium | 0.3%
Telenet Group Holding NV (a)	81	4,645
Denmark | 3.1%
Novo Nordisk A/S, Class B	1,024	55,116
Finland | 1.6%
Kone Oyj, Class B	769	29,301
France | 9.2%
Airbus Group SE	643	38,192
AXA SA	898	21,801
BNP Paribas SA	492	28,972
Credit Agricole SA	469	5,381
Elis SA	192	2,993
L’Oreal SA	50	8,694
Orpea	55	4,377
Sanofi	33	3,144
Societe Generale SA	585	26,168
Total SA	292	13,165
Valeo SA	74	10,021
		162,908
Germany | 8.3%
Allianz SE	211	33,071
BASF SE	372	28,385
Bayer AG	28	3,579
Continental AG	60	12,745
Daimler AG	157	11,381
Deutsche Bank AG	278	7,474

Description	Shares	Value
Deutsche Post AG	108	$2,989
HUGO BOSS AG	61	6,841
Indus Holding AG	96	4,290
Muenchener Rueckversicherungs AG	160	29,807
ProSiebenSat.1 Media SE	84	4,113
SAP SE	46	2,976
		147,651
Hong Kong | 3.2%
BOC Hong Kong Holdings, Ltd.	1,500	4,427
CK Hutchison Holdings, Ltd.	1,000	13,075
PCCW, Ltd.	7,000	3,621
The Link REIT	1,500	8,249
The Wharf Holdings, Ltd.	4,000	22,654
Wheelock & Co., Ltd.	1,000	4,357
		56,383
Ireland | 0.8%
Experian PLC	237	3,804
ICON PLC (a)	113	8,019
Smurfit Kappa Group PLC	103	2,772
		14,595
Italy | 1.0%
Eni SpA	1,105	17,387
Japan | 23.3%
Alfresa Holdings Corp.	400	6,848
Alps Electric Co., Ltd.	400	11,350
Canon, Inc.	400	11,588
Chubu Electric Power Co., Inc.	200	2,957
Daiwa House Industry Co., Ltd.	600	14,893
Fuji Heavy Industries, Ltd.	100	3,619
Fujitsu, Ltd.	1,000	4,361
ITOCHU Corp.	200	2,121
Japan Airlines Co., Ltd.	300	10,591
Kanamoto Co., Ltd.	300	5,401
Kawasaki Heavy Industries, Ltd.	2,000	6,924
KDDI Corp.	400	8,958
Medipal Holdings Corp.	200	3,186
Minebea Co., Ltd.	2,000	21,294
Mitsubishi Electric Corp.	3,000	27,545
Mitsubishi Materials Corp.	1,000	3,050
Mitsubishi UFJ Financial Group, Inc.	3,900	23,571
Mitsui Chemicals, Inc.	2,000	6,430
Murata Manufacturing Co., Ltd.	200	25,974
Nihon Nohyaku Co., Ltd.	400	2,703
Nippon Telegraph & Telephone Corp.	800	28,096
Nipro Corp.	400	4,125
Nissan Motor Co., Ltd.	1,600	14,738

Description	Shares	Value
Lazard International Equity Advantage Portfolio (continued)
Nomura Holdings, Inc.	1,500	$8,703
ORIX Corp.	200	2,587
Sanden Holdings Corp.	1,000	3,130
Sompo Japan Nipponkoa Holdings, Inc.	500	14,579
Sumitomo Chemical Co., Ltd.	4,000	20,318
Sumitomo Heavy Industries, Ltd.	3,000	11,900
Sumitomo Mitsui Financial Group, Inc.	1,000	38,067
Sumitomo Rubber Industries, Ltd.	1,300	18,083
The Chugoku Electric Power Co., Inc.	300	4,143
The San-In Godo Bank, Ltd.	1,000	9,825
West Japan Railway Co.	500	31,301
		412,959
Netherlands | 2.9%
Aegon NV	1,944	11,195
AVG Technologies NV (a)	138	3,001
Euronext NV	316	13,467
GrandVision NV	142	3,643
Heineken Holding NV	55	3,922
Koninklijke Ahold NV	403	7,866
NXP Semiconductors NV (a)	100	8,707
		51,801
Norway | 3.1%
Bakkafrost P/F	315	10,078
DNB ASA	439	5,721
Statoil ASA	1,926	28,094
Telenor ASA	579	10,831
		54,724
Singapore | 1.0%
ComfortDelGro Corp., Ltd.	7,000	14,171
DBS Group Holdings, Ltd.	400	4,570
		18,741
South Africa | 0.6%
Mondi PLC	514	10,788
Spain | 3.8%
Banco Bilbao Vizcaya Argentaria SA	2,207	18,719
Banco de Sabadell SA	467	858
Banco Santander SA	2,328	12,396
Bolsas y Mercados Espanoles SA	304	10,274
CaixaBank SA	903	3,481
Gamesa Corp. Tecnologica SA	252	3,494
Iberdrola SA	1,857	12,355
Red Electrica Corporacion SA	67	5,566
		67,143

Description	Shares	Value
Sweden | 1.2%
Alfa Laval AB	435	$7,124
Boliden AB	493	7,718
Hennes & Mauritz AB, B Shares	48	1,755
Svenska Cellulosa AB SCA, Class B	161	4,511
		21,108
Switzerland | 8.3%
Actelion, Ltd.	82	10,431
Nestle SA	652	49,100
Novartis AG	104	9,580
Roche Holding AG	234	61,859
Swiss Life Holding AG	27	6,036
UBS Group AG	602	11,156
		148,162
United Kingdom | 21.3%
Auto Trader Group PLC	2,694	13,842
Barclays PLC	2,362	8,732
Bellway PLC	688	25,942
British American Tobacco PLC	739	40,842
BT Group PLC	6,864	43,678
Centrica PLC	6,134	21,316
Compass Group PLC	2,138	34,133
Howden Joinery Group PLC	2,223	16,401
HSBC Holdings PLC	535	4,047
Imperial Tobacco Group PLC	357	18,478
ITV PLC	7,189	26,823
J Sainsbury PLC	2,122	8,398
Lloyds Banking Group PLC	7,614	8,680
Micro Focus International PLC	466	8,494
Moneysupermarket.com Group PLC	719	3,684
Provident Financial PLC	131	6,236
RELX NV	233	3,804
Rentokil Initial PLC	3,570	7,964
Royal Dutch Shell PLC, A Shares	905	21,341
Shire PLC	324	22,114
SSE PLC	166	3,765
Unilever NV	456	18,351
Unilever PLC	266	10,836
		377,901
Total Common Stocks (Identified cost $1,972,929)		1,781,208
Short-Term Investment | 0.8%
State Street Institutional Treasury Money Market Fund (Identified cost $14,073)	14,073	14,073

Value
Lazard International Equity Advantage Portfolio (concluded)
Total Investments | 101.1% (Identified cost $1,987,002) (b)	$1,795,281
Liabilities in Excess of Cash and Other Assets | (1.1)%	(19,807)
Net Assets | 100.0%	$1,775,474

Description	Shares	Value
Lazard International Small Cap Equity Portfolio
Common Stocks | 97.6%
Australia | 7.2%
Ainsworth Game Technology, Ltd.	492,385	$970,426
Ansell, Ltd.	41,015	544,343
Asaleo Care, Ltd.	1,091,133	1,374,651
iSelect, Ltd. (a)	798,537	844,689
Macquarie Atlas Roads Group	359,309	988,910
Pact Group Holdings, Ltd.	375,872	1,261,608
Spotless Group Holdings, Ltd.	754,705	1,148,376
		7,133,003
Austria | 0.9%
UNIQA Insurance Group AG	102,870	890,929
Belgium | 1.7%
Kinepolis Group NV	42,206	1,638,384
Brazil | 0.0%
Banco ABC Brasil SA (a)	6,404	14,538
Canada | 8.0%
AirBoss of America Corp.	91,500	1,391,870
Alaris Royalty Corp.	35,300	713,142
Altus Group, Ltd.	105,865	1,624,665
Entertainment One, Ltd.	308,817	1,161,508
Genworth MI Canada, Inc.	29,400	633,383
Intertape Polymer Group, Inc.	88,500	946,343
MacDonald Dettwiler & Associates, Ltd.	14,700	799,495
Sandvine Corp. (a)	361,600	628,634
		7,899,040
France | 2.1%
Ingenico Group	9,971	1,204,408
Plastic Omnium SA	36,887	845,552
		2,049,960
Germany | 5.8%
Aurelius AG	25,721	1,195,042
CompuGroup Medical AG	45,047	1,488,008
CTS Eventim AG & Co. KGaA	38,905	1,440,291
Norma Group SE	22,686	1,113,380
SHW AG	23,058	519,132
		5,755,853
Hong Kong | 1.6%
EVA Precision Industrial Holdings, Ltd.	3,908,000	773,768
Pacific Textiles Holdings, Ltd.	593,000	807,216
		1,580,984
Ireland | 4.5%
Cairn Homes PLC	927,906	1,083,640
Greencore Group PLC	313,941	1,300,013

Description	Shares	Value
Origin Enterprises PLC	139,703	$1,000,516
Permanent TSB Group Holdings PLC (a)	190,125	1,010,897
		4,395,066
Italy | 2.4%
Azimut Holding SpA	51,339	1,104,883
EI Towers SpA	19,902	1,225,355
		2,330,238
Japan | 26.8%
Ai Holdings Corp.	67,560	1,672,136
Ain Pharmaciez, Inc.	42,600	2,176,702
Ariake Japan Co., Ltd.	37,100	1,458,374
Asics Corp.	37,200	890,152
Doshisha Co., Ltd.	62,400	1,146,159
Foster Electric Co., Ltd.	48,600	980,717
Gulliver International Co., Ltd.	143,000	1,316,972
Iriso Electronics Co., Ltd.	18,300	799,878
JAFCO Co., Ltd.	27,800	1,103,824
Misumi Group, Inc.	101,400	1,049,665
Nissei ASB Machine Co., Ltd.	53,400	1,059,720
Rinnai Corp.	14,100	1,077,873
Santen Pharmaceutical Co., Ltd.	80,600	1,086,260
Sawai Pharmaceutical Co., Ltd.	14,400	841,065
Seria Co., Ltd.	35,800	1,772,706
Ship Healthcare Holdings, Inc.	40,200	868,737
Skylark Co., Ltd.	77,500	1,011,583
Suruga Bank, Ltd.	69,500	1,295,142
Temp Holdings Co., Ltd.	38,960	1,782,975
Topcon Corp.	60,300	788,448
USS Co., Ltd.	73,400	1,227,098
Zenkoku Hosho Co., Ltd.	31,542	1,051,774
		26,457,960
Luxembourg | 1.1%
Grand City Properties SA	55,025	1,056,288
Malaysia | 0.6%
Berjaya Auto Berhad	1,232,480	553,513
Mexico | 1.1%
Unifin Financiera SAPI de CV SOFOM ENR	491,200	1,094,274
Netherlands | 1.8%
Aalberts Industries NV	38,068	1,128,778
Frank’s International NV	43,100	660,723
		1,789,501
Norway | 1.1%
Europris ASA	223,014	1,063,919
Singapore | 1.2%
XP Power, Ltd.	46,598	1,128,987

Description	Shares	Value
Lazard International Small Cap Equity Portfolio (concluded)
Spain | 0.4%
Euskaltel SA	38,040	$438,743
Sweden | 7.1%
Alimak Group AB	117,355	1,207,973
Fingerprint Cards AB, Class B (a)	29,666	1,096,100
Indutrade AB	23,437	1,073,066
Intrum Justitia AB	35,807	1,238,739
Inwido AB	120,860	1,246,491
Nordax Group AB	241,201	1,101,761
		6,964,130
Switzerland | 2.4%
Cembra Money Bank AG	19,856	1,174,887
Kardex AG	18,289	1,211,744
		2,386,631
Taiwan | 3.0%
Chicony Electronics Co., Ltd.	344,710	797,267
Sinmag Equipment Corp.	166,933	605,652
Sporton International, Inc.	152,882	891,860
Zeng Hsing Industrial Co., Ltd.	171,000	663,522
		2,958,301
United Arab Emirates | 0.8%
Al Noor Hospitals Group PLC	63,932	808,390
United Kingdom | 15.0%
AA PLC (a)	167,803	720,917
Ashtead Group PLC	71,069	1,003,066
Auto Trader Group PLC	170,253	874,788
Dignity PLC	37,546	1,353,136
Foxtons Group PLC	295,385	1,062,224
Hunting PLC	68,282	414,700
IG Group Holdings PLC	142,135	1,658,060
Markit, Ltd. (a)	37,600	1,090,400
Provident Financial PLC	23,366	1,112,308
Rightmove PLC	29,402	1,626,459
RPC Group PLC	129,627	1,245,267
Telit Communications PLC (a)	263,500	1,349,290
Workspace Group PLC REIT	90,147	1,280,030
		14,790,645
United States | 1.0%
Samsonite International SA	294,300	964,060
Total Common Stocks (Identified cost $88,050,267)		96,143,337

Description	Shares	Value
Preferred Stock | 0.5%
Brazil | 0.5%
Banco ABC Brasil SA (Identified cost $961,335)	213,714	$501,334
Short-Term Investment | 1.8%
State Street Institutional Treasury Money Market Fund (Identified cost $1,772,225)	1,772,225	1,772,225
Total Investments | 99.9% (Identified cost $90,783,827) (b)		$98,416,896
Cash and Other Assets in Excess of Liabilities | 0.1%		143,101
Net Assets | 100.0%		$98,559,997

Description	Shares	Value
Lazard Global Equity Select Portfolio
Common Stocks | 98.5%
Australia | 0.8%
Spotless Group Holdings, Ltd.	89,337	$135,937
Belgium | 2.4%
Anheuser-Busch InBev SA/NV	3,951	419,652
Canada | 0.6%
MacDonald Dettwiler & Associates, Ltd.	1,995	108,503
China | 0.7%
Baidu, Inc. Sponsored ADR (a)	870	119,547
Denmark | 2.0%
Novo Nordisk A/S, Class B	4,135	222,563
Topdanmark A/S (a)	4,656	132,457
		355,020
Finland | 1.5%
Sampo Oyj, A Shares	5,588	271,008
Germany | 3.2%
Continental AG	1,397	296,750
Symrise AG	4,538	272,593
		569,343
India | 1.1%
Indiabulls Housing Finance Ltd. GDR	9,367	113,153
Tata Motors, Ltd. Sponsored ADR (a)	3,575	80,438
		193,591
Ireland | 0.7%
Permanent TSB Group Holdings PLC (a)	23,367	124,243
Italy | 1.2%
Davide Campari-Milano SpA	26,714	213,146
Japan | 5.5%
AEON Financial Service Co., Ltd.	12,000	237,610
Daiwa House Industry Co., Ltd.	15,550	385,972
Recruit Holdings Co., Ltd.	6,100	183,493
Sumitomo Mitsui Trust Holdings, Inc.	48,110	177,455
		984,530
Netherlands | 2.6%
NXP Semiconductors NV (a)	2,925	254,680
Wolters Kluwer NV	6,426	198,126
		452,806
Norway | 1.5%
Europris ASA	16,508	78,754
Telenor ASA	10,434	195,180
		273,934
Russia | 0.7%
Magnit PJSC Sponsored GDR	2,700	129,260

Description	Shares	Value
South Africa | 0.7%
Sanlam, Ltd.	28,278	$122,384
Sweden | 1.9%
Assa Abloy AB, Class B	18,966	340,663
Switzerland | 3.7%
Actelion, Ltd.	1,508	191,829
Novartis AG	5,010	461,495
		653,324
Taiwan | 0.9%
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	8,120	168,490
Thailand | 0.7%
Kasikornbank Public Co. Ltd.	26,340	123,828
United Kingdom | 13.5%
Aon PLC	2,605	230,829
Auto Trader Group PLC	50,387	258,897
British American Tobacco PLC	3,375	186,525
Compass Group PLC	10,971	175,153
Henderson Group PLC	35,516	140,393
Provident Financial PLC	4,056	193,080
Prudential PLC	11,418	241,383
RELX NV	16,900	275,919
Shire PLC	4,331	295,608
UBM PLC	22,691	167,086
Unilever PLC	5,759	234,596
		2,399,469
United States | 52.6%
Advance Auto Parts, Inc.	1,295	245,441
Alphabet, Inc.:
Class A (a)	642	409,834
Class C (a)	538	327,330
Apple, Inc.	3,686	406,566
Applied Materials, Inc.	5,775	84,835
AutoZone, Inc. (a)	334	241,759
Bristol-Myers Squibb Co.	4,065	240,648
Cisco Systems, Inc.	11,140	292,425
Citigroup, Inc.	4,114	204,096
CVS Health Corp.	3,685	355,529
EMC Corp.	9,297	224,616
EOG Resources, Inc.	1,810	131,768
Halliburton Co.	6,485	229,245
Harley-Davidson, Inc.	3,615	198,463
Honeywell International, Inc.	4,338	410,765
Intercontinental Exchange, Inc.	1,181	277,523
Kellogg Co.	2,695	179,352
MasterCard, Inc., Class A	2,640	237,917

Description	Shares	Value
Lazard Global Equity Select Portfolio (concluded)
McGraw Hill Financial, Inc.	1,840	$159,160
McKesson Corp.	1,203	222,591
Molson Coors Brewing Co., Class B	1,724	143,126
Monsanto Co.	1,905	162,573
QUALCOMM, Inc.	3,942	211,804
Quintiles Transnational Holdings, Inc. (a)	4,080	283,846
Reynolds American, Inc.	9,170	405,956
Rockwell Automation, Inc.	1,600	162,352
Schlumberger, Ltd.	3,496	241,119
ServiceMaster Global Holdings, Inc. (a)	5,090	170,769
Springleaf Holdings, Inc. (a)	3,725	162,857
The Charles Schwab Corp.	4,700	134,232
The Hartford Financial Services Group, Inc.	3,864	176,894
The J.M. Smucker Co.	1,635	186,537
The Procter & Gamble Co.	3,865	278,048
Thermo Fisher Scientific, Inc.	1,495	182,809
Twitter, Inc. (a)	2,785	75,028
Tyco International PLC	5,155	172,486
Union Pacific Corp.	1,810	160,022
United Technologies Corp.	1,689	150,304
Vertex Pharmaceuticals, Inc. (a)	770	80,188
Visa, Inc., Class A	4,428	308,454
Voya Financial, Inc.	4,560	176,791
Zoetis, Inc.	5,187	213,601
		9,319,659
Total Common Stocks (Identified cost $17,976,950)		17,478,337
Short-Term Investment | 2.1%
State Street Institutional Treasury Money Market Fund (Identified cost $366,657)	366,657	366,657
Total Investments | 100.6% (Identified cost $18,343,607) (b)		$17,844,994
Liabilities in Excess of Cash and Other Assets | (0.6)%		(112,093)
Net Assets | 100.0%		$17,732,901

Description	Shares	Value
Lazard Global Strategic Equity Portfolio
Common Stocks | 99.2%
Australia | 2.7%
Asaleo Care, Ltd.	72,776	$91,686
Caltex Australia, Ltd.	6,633	146,784
		238,470
Belgium | 1.4%
Anheuser-Busch InBev SA/NV	1,161	123,315
Canada | 1.4%
Encana Corp.	5,579	35,911
MacDonald Dettwiler & Associates, Ltd.	1,587	86,313
		122,224
Denmark | 1.5%
Carlsberg A/S, Class B	1,810	139,294
Finland | 3.1%
Sampo Oyj, A Shares	5,696	276,246
France | 1.7%
Iliad SA	323	65,394
Vivendi SA	3,632	85,988
		151,382
Indonesia | 0.5%
PT Media Nusantara Citra Tbk	379,700	42,702
Israel | 1.0%
Teva Pharmaceutical Industries, Ltd. Sponsored ADR	1,551	87,570
Italy | 0.9%
Mediolanum SpA	11,059	79,059
Japan | 10.1%
Ain Pharmaciez, Inc.	2,200	112,412
Asics Corp.	5,600	134,001
Daiwa House Industry Co., Ltd.	7,300	181,196
Don Quijote Holdings Co., Ltd.	3,100	117,298
Gulliver International Co., Ltd.	13,100	120,646
Makita Corp.	3,250	173,355
SoftBank Group Corp.	1,580	72,697
		911,605
Netherlands | 0.9%
Sensata Technologies Holding NV (a)	1,798	79,723
New Zealand | 0.6%
Z Energy, Ltd.	14,816	56,831
Norway | 1.0%
Europris ASA	19,528	93,161
Philippines | 1.0%
Alliance Global Group, Inc.	285,100	93,597

Description	Shares	Value
South Africa | 3.7%
Mediclinic International, Ltd.	18,173	$145,068
Nampak, Ltd.	45,468	84,781
Sanlam, Ltd.	22,745	98,438
		328,287
Switzerland | 3.8%
Actelion, Ltd.	690	87,773
Novartis AG	2,779	255,987
		343,760
Taiwan | 1.5%
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	6,608	137,116
Turkey | 0.9%
Turkcell Iletisim Hizmetleri AS	22,895	79,892
United Kingdom | 18.5%
Aon PLC	1,655	146,650
Auto Trader Group PLC	29,055	149,290
British American Tobacco PLC	4,077	225,322
Informa PLC	22,820	194,262
Lloyds Banking Group PLC	156,095	177,944
Merlin Entertainments PLC	15,475	87,178
Prudential PLC	8,527	180,266
Rexam PLC	16,843	133,518
Shire PLC	2,627	179,303
Spire Healthcare Group PLC	34,459	188,071
		1,661,804
United States | 43.0%
Advance Auto Parts, Inc.	1,892	358,591
Alphabet, Inc., Class A (a)	640	408,557
American Airlines Group, Inc.	2,811	109,151
Ameriprise Financial, Inc.	744	81,193
Apple, Inc.	2,325	256,448
Celgene Corp. (a)	832	89,997
CVS Health Corp.	942	90,884
EOG Resources, Inc.	1,407	102,430
J.C. Penney Co., Inc. (a)	6,360	59,084
Kellogg Co.	2,314	153,997
MasterCard, Inc., Class A	2,623	236,385
McKesson Corp.	646	119,529
Molson Coors Brewing Co., Class B	2,622	217,678
Morningstar, Inc.	1,857	149,043
Reynolds American, Inc.	7,425	328,705
Rockwell Automation, Inc.	781	79,248
Springleaf Holdings, Inc. (a)	1,928	84,292
The J.M. Smucker Co.	1,415	161,437
Tyco International PLC	2,334	78,096

Description	Shares	Value
Lazard Global Strategic Equity Portfolio (concluded)
Union Pacific Corp.	1,162	$102,732
United Therapeutics Corp. (a)	1,212	159,063
Visa, Inc., Class A	3,440	239,630
Voya Financial, Inc.	2,700	104,679
Zoetis, Inc.	2,232	91,914
		3,862,763
Total Common Stocks (Identified cost $9,262,972)		8,908,801
Short-Term Investment | 1.0%
State Street Institutional Treasury Money Market Fund (Identified cost $93,184)	93,184	93,184
Total Investments | 100.2% (Identified cost $9,356,156) (b)		$9,001,985
Liabilities in Excess of Cash and Other Assets | (0.2)%		(18,614)
Net Assets | 100.0%		$8,983,371

Description	Shares	Value
Lazard Managed Equity Volatility Portfolio
Common Stocks | 96.3%
Australia | 6.2%
CSL, Ltd.	448	$28,229
CSR, Ltd.	2,810	5,745
Downer EDI, Ltd.	1,416	3,332
Echo Entertainment Group, Ltd.	2,015	6,862
Evolution Mining, Ltd.	8,457	7,579
Federation Centres REIT	2,779	5,368
Primary Health Care, Ltd.	3,211	8,563
Qantas Airways, Ltd. (a)	2,182	5,713
Regis Resources, Ltd.	3,999	5,069
Sandfire Resources NL	1,930	7,328
Telstra Corp., Ltd.	6,864	27,097
The GPT Group	4,438	14,113
Woodside Petroleum, Ltd.	524	10,714
		135,712
Belgium | 0.6%
Telenet Group Holding NV (a)	215	12,328
Bermuda | 2.5%
Everest Re Group, Ltd.	176	30,508
PartnerRe, Ltd.	78	10,833
Validus Holdings, Ltd.	288	12,980
		54,321
Canada | 9.7%
Canadian National Railway Co.	250	14,196
Canadian Natural Resources, Ltd.	595	11,588
Capital Power Corp.	341	4,824
CCL Industries, Inc., Class B	38	5,334
CI Financial Corp.	854	19,390
Cineplex, Inc.	364	12,937
Cogeco Cable, Inc.	180	8,700
Colliers International Group, Inc.	152	6,173
Constellation Software, Inc.	14	5,868
Dollarama, Inc.	496	33,499
Dominion Diamond Corp.	323	3,452
Imperial Oil, Ltd.	141	4,467
Intact Financial Corp.	460	32,305
Magna International, Inc.	124	5,948
Metro, Inc.	679	18,500
Royal Bank of Canada	363	20,072
Suncor Energy, Inc.	178	4,761
		212,014
China | 0.4%
Yangzijiang Shipbuilding Holdings, Ltd.	10,600	8,477

Description	Shares	Value
Denmark | 0.6%
Novo Nordisk A/S, Class B	242	$13,025
Finland | 1.2%
Elisa Oyj	217	7,346
Kone Oyj, Class B	341	12,993
Orion Oyj, Class B	135	5,110
		25,449
France | 0.2%
Bureau Veritas SA	238	5,021
Germany | 0.2%
Muenchener Rueckversicherungs AG	28	5,216
Hong Kong | 7.1%
CK Hutchison Holdings, Ltd.	1,000	13,075
CLP Holdings, Ltd.	2,000	17,069
Henderson Land Development Co., Ltd.	3,100	18,594
HK Electric Investments & HK Electric Investments, Ltd.	12,000	8,584
Hongkong Land Holdings, Ltd.	1,200	7,954
Jardine Matheson Holdings, Ltd.	100	4,728
PCCW, Ltd.	23,000	11,898
Swire Pacific, Ltd., Class A	1,000	11,240
The Link REIT	5,500	30,246
The Wharf Holdings, Ltd.	4,000	22,653
Wheelock & Co., Ltd.	2,000	8,715
		154,756
Ireland | 1.3%
Accenture PLC, Class A	66	6,485
ICON PLC (a)	76	5,394
Paddy Power PLC	81	9,321
Ryanair Holdings PLC Sponsored ADR	100	7,830
		29,030
Israel | 1.1%
Bank Hapoalim BM	863	4,344
Bank Leumi Le-Israel BM (a)	1,504	5,618
Frutarom Industries, Ltd.	175	6,625
Israel Discount Bank, Ltd., Class A (a)	3,679	6,725
		23,312
Japan | 7.8%
Astellas Pharma, Inc.	400	5,193
Canon, Inc.	400	11,588
Daito Trust Construction Co., Ltd.	100	10,172
DCM Holdings Co., Ltd.	600	4,409
Electric Power Development Co., Ltd.	200	6,135
Heiwa Corp.	500	8,601
IT Holdings Corp.	200	4,541
Japan Airlines Co., Ltd.	200	7,060

Description	Shares	Value
Lazard Managed Equity Volatility Portfolio (continued)
Japan Petroleum Exploration Co., Ltd.	200	$5,287
Mitsubishi Materials Corp.	2,000	6,101
Mitsui Chemicals, Inc.	1,000	3,215
Murata Manufacturing Co., Ltd.	100	12,987
Nipro Corp.	600	6,187
Nissan Motor Co., Ltd.	900	8,290
Senshu Ikeda Holdings, Inc.	2,500	10,875
Shionogi & Co., Ltd.	100	3,595
Sumitomo Chemical Co., Ltd.	2,000	10,159
Sumitomo Mitsui Financial Group, Inc.	200	7,614
Sumitomo Rubber Industries, Ltd.	300	4,173
Taikisha, Ltd.	200	4,536
TDK Corp.	100	5,688
The San-In Godo Bank, Ltd.	1,000	9,825
West Japan Railway Co.	200	12,521
		168,752
Malta | 0.7%
Unibet Group PLC SDR	192	16,091
Netherlands | 1.5%
Aegon NV	837	4,820
AVG Technologies NV (a)	190	4,132
Euronext NV	132	5,626
Koninklijke Vopak NV	105	4,198
NN Group NV	509	14,601
		33,377
New Zealand | 2.1%
Air New Zealand, Ltd.	4,075	6,413
Fisher & Paykel Healthcare Corp., Ltd., Class C	1,825	8,286
Sky Network Television, Ltd.	3,491	10,383
Spark New Zealand, Ltd.	10,723	20,439
		45,521
Norway | 2.1%
Statoil ASA	1,840	26,840
Telenor ASA	711	13,300
Yara International ASA	109	4,356
		44,496
Singapore | 2.5%
CapitaLand, Ltd.	3,200	6,046
ComfortDelGro Corp., Ltd.	13,600	27,533
United Overseas Bank, Ltd.	1,600	20,874
		54,453
Spain | 0.3%
Bolsas y Mercados Espanoles SA	123	4,157

Description	Shares	Value
Corporacion Financiera Alba SA	55	$2,297
		6,454
Sweden | 0.3%
Axfood AB	403	6,651
Switzerland | 1.6%
ACE, Ltd.	67	6,928
Actelion, Ltd.	36	4,579
dorma+kaba Holding AG	9	5,533
Roche Holding AG	68	17,976
		35,016
United Kingdom | 6.2%
Acacia Mining PLC	991	3,721
Aon PLC	73	6,468
Bellway PLC	135	5,090
BT Group PLC	1,526	9,710
Centrica PLC	1,965	6,828
Cineworld Group PLC	821	6,902
Compass Group PLC	1,185	18,919
Debenhams PLC	3,812	4,564
Greggs PLC	578	9,507
ITV PLC	1,943	7,250
Micro Focus International PLC	294	5,359
Next PLC	168	19,389
Provident Financial PLC	215	10,235
Rentokil Initial PLC	2,855	6,369
Shire PLC	81	5,529
SSE PLC	402	9,117
		134,957
United States | 40.1%
3M Co.	232	32,891
Apple, Inc.	77	8,493
AT&T, Inc.	1,069	34,828
Bank of America Corp.	336	5,235
Blackbaud, Inc.	74	4,153
CBOE Holdings, Inc.	176	11,806
Centene Corp. (a)	91	4,935
Chemed Corp.	49	6,540
Cirrus Logic, Inc. (a)	300	9,453
Colgate-Palmolive Co.	531	33,697
Comcast Corp., Class A	100	5,688
CR Bard, Inc.	82	15,277
Credit Acceptance Corp. (a)	42	8,269
Dr Pepper Snapple Group, Inc.	319	25,217
Edison International	226	14,254
Edwards Lifesciences Corp. (a)	29	4,123
Emerson Electric Co.	100	4,417

Description	Shares	Value
Lazard Managed Equity Volatility Portfolio (concluded)
FactSet Research Systems, Inc.	112	$17,899
FMC Technologies, Inc. (a)	126	3,906
General Dynamics Corp.	94	12,967
Gilead Sciences, Inc.	66	6,481
HCA Holdings, Inc. (a)	133	10,289
Intel Corp.	354	10,670
International Paper Co.	108	4,081
Intuit, Inc.	54	4,792
Johnson & Johnson	340	31,739
Kohl’s Corp.	165	7,641
Lockheed Martin Corp.	45	9,329
LyondellBasell Industries NV, Class A	66	5,502
MasterCard, Inc., Class A	126	11,355
McDonald’s Corp.	222	21,874
McGraw Hill Financial, Inc.	156	13,494
Mettler-Toledo International, Inc. (a)	21	5,980
Monsanto Co.	48	4,096
NIKE, Inc., Class B	253	31,111
Northrop Grumman Corp.	54	8,961
O’Reilly Automotive, Inc. (a)	41	10,250
PepsiCo, Inc.	358	33,759
PerkinElmer, Inc.	112	5,148
PG&E Corp.	612	32,314
Philip Morris International, Inc.	85	6,743
Pinnacle Entertainment, Inc. (a)	226	7,648
Public Service Enterprise Group, Inc.	316	13,323
Reynolds American, Inc.	454	20,099
Rockwell Automation, Inc.	94	9,538
Ross Stores, Inc.	223	10,809
Sanderson Farms, Inc.	111	7,611
Skyworks Solutions, Inc.	115	9,684
Spirit AeroSystems Holdings, Inc., Class A (a)	107	5,172
Starbucks Corp.	185	10,515
The Clorox Co.	131	15,134
The Estee Lauder Cos., Inc., Class A	67	5,406
The Kroger Co.	784	28,279
The Southern Co.	506	22,618
The TJX Cos., Inc.	450	32,139
The Walt Disney Co.	157	16,045
Thermo Fisher Scientific, Inc.	145	17,731
Time Warner, Inc.	153	10,519
Triumph Group, Inc.	91	3,829
UnitedHealth Group, Inc.	118	13,689
Vantiv, Inc., Class A (a)	133	5,974
Verizon Communications, Inc.	636	27,672
Visa, Inc., Class A	81	5,642

Description	Shares	Value
Waters Corp. (a)	108	$12,767
Wyndham Worldwide Corp.	69	4,961
Xcel Energy, Inc.	443	15,687
		872,148
Total Common Stocks (Identified cost $2,244,319)		2,096,577
Short-Term Investment | 4.4%
State Street Institutional Treasury Money Market Fund (Identified cost $96,417)	96,417	96,417
Total Investments | 100.7% (Identified cost $2,340,736) (b)		$2,192,994
Liabilities in Excess of Cash and Other Assets | (0.7)%		(15,042)
Net Assets | 100.0%		$2,177,952

Description	Shares	Value
Lazard Emerging Markets Equity Portfolio
Common Stocks | 96.8%
Argentina | 0.7%
YPF SA Sponsored ADR	4,806,181	$73,198,137
Brazil | 9.8%
Ambev SA ADR	32,155,540	157,562,146
Banco do Brasil SA	45,634,710	174,964,710
BB Seguridade Participacoes SA	22,379,100	140,049,305
CCR SA	20,434,900	62,729,911
CEMIG SA Sponsored ADR	20,215,331	35,983,289
Cielo SA	21,602,605	199,760,751
Localiza Rent a Car SA	7,260,837	44,760,968
Natura Cosmeticos SA	7,653,500	37,644,911
Souza Cruz SA	14,031,125	94,850,334
Vale SA Sponsored ADR	10,407,900	43,713,180
Via Varejo SA	12,340,500	12,326,493
		1,004,345,998
China | 11.1%
AAC Technologies Holdings, Inc.	3,018,500	18,900,629
Baidu, Inc. Sponsored ADR (a)	1,905,900	261,889,719
China Construction Bank Corp., Class H	601,320,220	402,792,643
China Shenhua Energy Co., Ltd., Class H	41,189,000	63,469,177
CNOOC, Ltd.	113,836,000	117,833,836
NetEase, Inc. ADR	1,880,204	225,850,104
Weichai Power Co., Ltd., Class H	46,611,000	43,649,398
		1,134,385,506
Egypt | 1.3%
Commercial International Bank Egypt SAE GDR	22,248,247	136,544,589
Hong Kong | 3.6%
China Mobile, Ltd. Sponsored ADR	5,477,204	325,893,638
Huabao International Holdings, Ltd.	140,789,000	44,496,758
		370,390,396
Hungary | 1.6%
OTP Bank Nyrt.	8,577,111	165,492,503
India | 11.0%
Axis Bank, Ltd.	30,267,699	230,367,258
Bajaj Auto, Ltd.	2,696,476	95,431,822
Bharat Heavy Electricals, Ltd.	26,236,224	82,681,010
HCL Technologies, Ltd.	7,949,100	119,547,367
Hero MotoCorp, Ltd.	3,735,072	136,529,496
Punjab National Bank	63,236,977	129,081,994
Tata Consultancy Services, Ltd.	8,449,352	333,127,608
		1,126,766,555
Indonesia | 6.1%
PT Astra International Tbk	259,285,500	92,862,555

Description	Shares	Value
PT Bank Mandiri (Persero) Tbk	254,563,230	$138,118,332
PT Semen Indonesia (Persero) Tbk	106,566,300	66,149,549
PT Telekomunikasi Indonesia (Persero) Tbk Sponsored ADR	6,615,255	235,833,841
PT United Tractors Tbk	74,600,184	89,434,298
		622,398,575
Macau | 0.6%
Wynn Macau, Ltd.	53,477,200	61,322,255
Malaysia | 0.7%
British American Tobacco Malaysia Berhad	5,346,400	73,477,909
Mexico | 2.9%
America Movil SAB de CV, Class L Sponsored ADR	4,705,280	77,872,384
Grupo Mexico SAB de CV, Series B	44,333,047	107,233,896
Kimberly-Clark de Mexico SAB de CV, Series A	46,821,695	105,886,069
		290,992,349
Pakistan | 2.2%
Habib Bank, Ltd.	49,970,300	94,339,409
Oil & Gas Development Co., Ltd.	41,584,749	49,958,568
Pakistan Petroleum, Ltd.	65,121,602	75,492,599
		219,790,576
Philippines | 1.6%
Philippine Long Distance Telephone Co. Sponsored ADR	3,430,250	158,340,340
Russia | 7.6%
ALROSA AO	69,819,673	61,344,682
Eurasia Drilling Co., Ltd. GDR	212,886	1,954,509
Gazprom PAO Sponsored ADR	36,340,031	146,682,065
Lukoil PJSC Sponsored ADR	2,277,696	77,517,322
Magnit PJSC Sponsored GDR	556,603	26,646,942
Magnit PJSC Sponsored GDR (c), (d)	1,339,765	64,000,574
MegaFon OAO GDR	863,182	10,498,663
MegaFon OAO GDR (c), (d)	5,107,139	62,051,739
Mobile TeleSystems PJSC Sponsored ADR	15,177,343	109,580,416
Sberbank of Russia (a)	191,435,511	220,415,976
		780,692,888
South Africa | 8.4%
Imperial Holdings, Ltd.	6,874,432	84,221,740
Nedbank Group, Ltd.	5,339,327	84,750,111
PPC, Ltd.	37,144,088	45,904,357
Sanlam, Ltd.	16,581,493	71,762,758
Shoprite Holdings, Ltd.	13,500,676	153,339,924
Standard Bank Group, Ltd.	8,923,219	87,136,755
The Bidvest Group, Ltd.	4,393,989	103,636,207
Tiger Brands, Ltd.	1,109,632	24,463,146

Description	Shares	Value
Lazard Emerging Markets Equity Portfolio (concluded)
Vodacom Group, Ltd.	8,885,425	$88,310,408
Woolworths Holdings, Ltd.	17,023,729	119,155,846
		862,681,252
South Korea | 14.9%
Coway Co., Ltd.	1,630,057	115,516,080
Hanwha Life Insurance Co., Ltd.	25,642,579	176,500,279
Hyundai Mobis Co., Ltd.	868,442	168,713,044
KB Financial Group, Inc.	5,400,502	160,311,025
KT&G Corp.	1,935,141	182,448,023
Samsung Electronics Co., Ltd.	308,131	296,328,558
Shinhan Financial Group Co., Ltd.	7,119,878	248,700,301
SK Hynix, Inc.	6,086,020	173,922,416
		1,522,439,726
Taiwan | 5.6%
Hon Hai Precision Industry Co., Ltd.	45,378,120	118,696,064
Taiwan Semiconductor Manufacturing Co., Ltd.	113,390,284	452,484,553
		571,180,617
Thailand | 3.0%
CP All Public Co. Ltd. (c)	91,563,000	120,461,034
Kasikornbank Public Co. Ltd.	10,063,100	47,307,900
PTT Exploration & Production Public Co. Ltd. (c)	29,593,470	57,075,159
The Siam Cement Public Co. Ltd.	5,953,400	76,602,659
		301,446,752
Turkey | 4.1%
Akbank TAS	50,499,836	113,281,731
KOC Holding AS	25,036,789	97,736,554
Turkcell Iletisim Hizmetleri AS	30,759,591	107,336,062
Turkiye Is Bankasi AS, C Shares	67,619,886	105,316,282
		423,670,629
Total Common Stocks (Identified cost $12,662,506,749)		9,899,557,552
Short-Term Investment | 4.9%
State Street Institutional Treasury Money Market Fund (Identified cost $505,235,914)	505,235,914	505,235,914
Total Investments | 101.7% (Identified cost $13,167,742,663) (b)		$10,404,793,466
Liabilities in Excess of Cash and Other Assets | (1.7)%		(176,575,572)
Net Assets | 100.0%		$10,228,217,894

Description	Shares	Value
Lazard Emerging Markets Core Equity Portfolio
Common Stocks | 95.7%
Brazil | 3.2%
Embraer SA Sponsored ADR	22,100	$565,318
Klabin SA	159,460	880,057
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	70,565	814,492
		2,259,867
China | 24.1%
Alibaba Group Holding, Ltd. Sponsored ADR (a)	15,000	884,550
Anhui Conch Cement Co., Ltd., Class H	220,000	651,408
Baidu, Inc. Sponsored ADR (a)	7,954	1,092,959
China Lesso Group Holdings, Ltd.	1,356,000	1,087,417
CT Environmental Group, Ltd.	3,090,000	965,316
ENN Energy Holdings, Ltd.	156,000	753,718
Industrial and Commercial Bank of China, Ltd., Class H	5,189,000	3,008,369
Lenovo Group, Ltd.	804,000	682,676
NetEase, Inc. ADR	11,000	1,321,320
PICC Property & Casualty Co., Ltd., Class H	681,180	1,339,243
Ping An Insurance (Group) Co. of China, Ltd., Class H	366,000	1,826,743
Sinotrans, Ltd., Class H	1,146,000	546,046
Tencent Holdings, Ltd.	45,700	769,796
Vipshop Holdings, Ltd. ADR (a)	69,505	1,167,684
WuXi PharmaTech Cayman, Inc. ADR (a)	21,930	947,595
		17,044,840
Hong Kong | 5.8%
China Mobile, Ltd. Sponsored ADR	41,600	2,475,200
Haier Electronics Group Co., Ltd.	479,000	801,376
Techtronic Industries Co., Ltd.	224,500	834,691
		4,111,267
India | 12.1%
Dr Reddy’s Laboratories, Ltd. ADR	27,875	1,781,491
HDFC Bank, Ltd. ADR	30,769	1,879,678
ICICI Bank, Ltd. Sponsored ADR	199,000	1,667,620
Motherson Sumi Systems, Ltd.	144,899	514,350
Sun Pharmaceutical Industries, Ltd.	77,475	1,030,785
Tata Motors, Ltd. Sponsored ADR (a)	35,527	799,358
UPL, Ltd.	127,199	892,493
		8,565,775
Indonesia | 2.4%
PT Bank Mandiri (Persero) Tbk	1,291,500	700,729
PT Matahari Department Store Tbk	888,400	978,784
		1,679,513

Description	Shares	Value
Mexico | 8.4%
Alsea SAB de CV	210,500	$621,231
Arca Continental SAB de CV	117,200	660,012
Fibra Uno Administracion SA de CV REIT	321,700	664,337
Gruma SAB de CV, Class B	127,000	1,746,683
Grupo Aeroportuario del Pacifico SAB de CV ADR	9,400	816,296
Grupo Financiero Banorte SAB de CV, Class O	169,600	831,902
Grupo Televisa SAB Sponsored ADR	24,700	642,694
		5,983,155
Peru | 1.0%
Credicorp, Ltd.	6,550	696,658
Philippines | 3.8%
Alliance Global Group, Inc.	1,384,700	454,592
BDO Unibank, Inc.	539,150	1,195,278
GT Capital Holdings, Inc.	39,580	1,074,606
		2,724,476
Russia | 0.7%
Magnit PJSC Sponsored GDR	10,716	513,020
South Africa | 3.9%
Mondi PLC	76,603	1,607,696
Naspers, Ltd., N Shares	8,913	1,118,343
		2,726,039
South Korea | 9.4%
Amorepacific Corp.	2,990	975,894
Hotel Shilla Co., Ltd.	13,555	1,323,421
KEPCO Plant Service & Engineering Co., Ltd.	7,810	798,599
Samsung Electronics Co., Ltd.	1,253	1,205,006
SK Hynix, Inc.	48,396	1,383,030
SK Telecom Co., Ltd. Sponsored ADR	39,000	951,600
		6,637,550
Taiwan | 15.4%
Advanced Semiconductor Engineering, Inc. ADR	216,800	1,190,232
Delta Electronics, Inc.	117,000	551,537
Eclat Textile Co., Ltd.	82,760	1,308,965
Hermes Microvision, Inc.	11,000	420,666
Hon Hai Precision Industry Co., Ltd. GDR	226,285	1,245,128
Largan Precision Co., Ltd.	12,000	942,074
Mega Financial Holding Co., Ltd.	1,645,000	1,141,603
Merida Industry Co., Ltd.	159,800	855,052
President Chain Store Corp.	103,000	642,238
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	126,049	2,615,517
		10,913,012

Description	Shares	Value
Lazard Emerging Markets Core Equity Portfolio (concluded)
Thailand | 2.3%
Bangkok Bank Public Co. Ltd.	106,900	$469,239
Kasikornbank Public Co. Ltd.	249,700	1,173,871
		1,643,110
Turkey | 2.2%
TAV Havalimanlari Holding AS	126,446	993,365
Turk Traktor ve Ziraat Makineleri AS	23,372	566,232
		1,559,597
United Arab Emirates | 1.0%
Emaar Properties PJSC	400,314	705,023
Total Common Stocks (Identified cost $75,589,584)		67,762,902
Preferred Stock | 1.4%
Brazil | 1.4%
Itau Unibanco Holding SA Sponsored ADR (Identified cost $1,728,880)	154,107	1,020,189
Short-Term Investment | 4.7%
State Street Institutional Treasury Money Market Fund (Identified cost $3,338,208)	3,338,208	3,338,208
Total Investments | 101.8% (Identified cost $80,656,672) (b)		$72,121,299
Liabilities in Excess of Cash and Other Assets | (1.8)%		(1,293,922)
Net Assets | 100.0%		$70,827,377

Description	Shares	Value
Lazard Developing Markets Equity Portfolio
Common Stocks | 96.4%
Argentina | 1.2%
YPF SA Sponsored ADR	279,320	$4,254,044
Brazil | 3.7%
Cosan SA Industria e Comercio	346,200	1,757,852
Estacio Participacoes SA	590,800	2,101,218
Gerdau SA Sponsored ADR	1,412,750	1,935,468
Lojas Renner SA	446,000	2,069,971
Petroleo Brasileiro SA Sponsored ADR (a)	672,600	2,475,168
Vale SA Sponsored ADR	604,115	2,537,283
		12,876,960
Canada | 0.8%
First Quantum Minerals, Ltd.	718,330	2,632,172
China | 21.4%
AAC Technologies Holdings, Inc.	656,200	4,108,860
Agricultural Bank of China, Ltd., Class H	20,260,500	7,674,094
Anhui Conch Cement Co., Ltd., Class H	3,188,500	9,440,972
Baidu, Inc. Sponsored ADR (a)	39,050	5,365,860
China Construction Bank Corp., Class H	4,768,184	3,193,954
China Medical System Holdings, Ltd.	2,906,000	3,327,630
China Merchants Bank Co., Ltd., Class H	2,578,711	6,283,204
New Oriental Education & Technology Group, Inc. Sponsored ADR	400,200	8,088,042
Ping An Insurance (Group) Co. of China, Ltd., Class H	1,754,000	8,754,391
Tencent Holdings, Ltd.	410,300	6,911,319
Vipshop Holdings, Ltd. ADR (a)	236,540	3,973,872
Zhuzhou CSR Times Electric Co., Ltd., Class H	843,500	6,294,862
		73,417,060
Colombia | 3.1%
Bancolombia SA Sponsored ADR	217,900	7,016,380
Cemex Latam Holdings SA (a)	947,440	3,774,044
		10,790,424
Hong Kong | 6.9%
China State Construction International Holdings, Ltd.	7,715,340	11,082,752
Melco Crown Entertainment, Ltd. ADR	151,200	2,080,512
Techtronic Industries Co., Ltd.	2,821,000	10,488,478
		23,651,742
India | 15.8%
Adani Ports & Special Economic Zone, Ltd.	1,717,317	7,852,189
Aurobindo Pharma, Ltd.	1,066,844	12,558,567
Dr Reddy’s Laboratories, Ltd.	79,482	5,040,353
Glenmark Pharmaceuticals, Ltd.	229,854	3,696,270

Description	Shares	Value
HDFC Bank, Ltd. ADR	135,355	$8,268,837
ICICI Bank, Ltd. Sponsored ADR	550,975	4,617,171
Reliance Industries, Ltd.	700,934	9,227,743
Shriram Transport Finance Co., Ltd.	213,183	2,978,037
		54,239,167
Indonesia | 1.5%
PT Bank Rakyat Indonesia (Persero) Tbk	8,792,900	5,222,873
Mexico | 2.8%
Grupo Financiero Banorte SAB de CV, Class O	1,942,157	9,526,448
Peru | 3.0%
Credicorp, Ltd.	96,345	10,247,254
Poland | 1.7%
Eurocash SA	497,543	5,859,275
Russia | 9.3%
NovaTek OAO Sponsored GDR	57,816	5,362,527
Sberbank of Russia (a)	8,135,656	9,367,272
TMK PAO GDR	667,947	2,068,823
X5 Retail Group NV GDR (a)	629,522	10,989,654
Yandex NV Class A (a)	394,825	4,236,472
		32,024,748
South Africa | 1.3%
Petra Diamonds, Ltd. (a)	1,160,295	1,479,830
Standard Bank Group, Ltd.	317,997	3,105,295
		4,585,125
South Korea | 6.5%
CJ CGV Co., Ltd.	60,144	5,354,383
Hotel Shilla Co., Ltd.	44,015	4,297,333
Korea Aerospace Industries, Ltd.	43,187	2,488,518
Samsung Electronics Co., Ltd.	10,712	10,301,695
		22,441,929
Taiwan | 11.6%
Advanced Semiconductor Engineering, Inc.	7,220,000	7,898,210
Catcher Technology Co., Ltd.	632,000	6,753,354
Eclat Textile Co., Ltd.	329,000	5,203,596
Hiwin Technologies Corp.	501,505	2,683,836
Hota Industrial Manufacturing Co., Ltd.	1,662,000	5,351,361
Largan Precision Co., Ltd.	58,000	4,553,357
Taiwan Semiconductor Manufacturing Co., Ltd.	1,826,000	7,286,663
		39,730,377
Turkey | 4.9%
Aselsan Elektronik Sanayi Ve Ticaret AS	1,436,139	6,530,694
Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	5,678,514	4,712,428

Description	Shares	Value
Lazard Developing Markets Equity Portfolio (concluded)
Ford Otomotiv Sanayi AS	238,131	$2,544,321
TAV Havalimanlari Holding AS	375,320	2,948,528
		16,735,971
United States | 0.9%
Freeport-McMoRan, Inc.	337,520	3,270,569
Total Common Stocks (Identified cost $405,657,607)		331,506,138
Preferred Stock | 0.7%
Brazil | 0.7%
Banco Bradesco SA ADR (Identified cost $5,930,978)	468,755	2,512,527
Short-Term Investment | 2.7%
State Street Institutional Treasury Money Market Fund (Identified cost $9,120,025)	9,120,025	9,120,025
Total Investments | 99.8% (Identified cost $420,708,610) (b)		$343,138,690
Cash and Other Assets in Excess of Liabilities | 0.2%		532,962
Net Assets | 100.0%		$343,671,652

Description	Shares	Value
Lazard Emerging Markets Equity Advantage Portfolio
Common Stocks | 99.1%
Brazil | 4.4%
Ambev SA ADR	5,400	$26,460
BB Seguridade Participacoes SA	2,600	16,271
BM&FBovespa SA	1,700	4,751
Braskem SA Sponsored ADR	900	7,587
BRF SA ADR	900	16,011
Cielo SA Sponsored ADR	2,400	22,200
Itausa - Investimentos Itau SA	4,200	7,564
JBS SA Sponsored ADR	1,400	12,040
		112,884
Chile | 1.2%
Banco Santander Chile ADR	300	5,466
Cia Cervecerias Unidas SA Sponsored ADR	500	11,075
Enersis SA Sponsored ADR	1,100	13,904
		30,445
China | 16.9%
Agricultural Bank of China, Ltd., Class H	32,000	12,121
Bank of Chongqing Co., Ltd., Class H	6,000	4,150
Boer Power Holdings, Ltd.	3,000	5,091
China Construction Bank Corp., Class H	124,000	83,061
China Hongqiao Group, Ltd.	14,000	6,628
China Lesso Group Holdings, Ltd.	10,000	8,019
China Life Insurance Co., Ltd., Class H	6,000	20,944
China Lilang, Ltd.	8,000	6,848
China Mengniu Dairy Co., Ltd.	2,000	7,101
China Merchants Bank Co., Ltd., Class H	9,500	23,147
China Overseas Land & Investment, Ltd.	10,000	30,583
China Railway Construction Corp., Ltd.	4,000	5,941
China Railway Group, Ltd., Class H	4,000	3,679
China Telecom Corp., Ltd. Class H	12,000	5,783
Chongqing Rural Commercial Bank Co., Ltd., Class H	8,000	4,581
CIFI Holdings Group Co., Ltd.	18,000	3,199
CNOOC, Ltd.	26,000	26,913
Cosmo Lady China Holdings Co., Ltd.	5,000	5,298
Great Wall Motor Co., Ltd. Class H	7,500	8,488
Industrial & Commercial Bank of China, Ltd., Class H	14,000	8,117
Longfor Properties Co., Ltd.	3,000	3,803
New China Life Insurance Co., Ltd. Class H	1,100	4,750
New Oriental Education & Technology Group, Inc. Sponsored ADR	200	4,042
PetroChina Co., Ltd., Class H	6,000	4,173
PICC Property & Casualty Co., Ltd., Class H	4,000	7,864

Description	Shares	Value
Ping An Insurance (Group) Co. of China, Ltd., Class H	3,000	$14,973
Shenzhou International Group Holdings, Ltd.	2,000	10,337
Tencent Holdings, Ltd.	4,200	70,747
The People’s Insurance Co. Group of China, Ltd., Class H	25,000	12,283
Tianneng Power International, Ltd. (a)	10,000	6,151
TravelSky Technology, Ltd. Class H	5,000	6,378
Vipshop Holdings, Ltd. ADR (a)	200	3,360
Zhuzhou CSR Times Electric Co., Ltd., Class H	1,000	7,463
		436,016
Colombia | 0.3%
Ecopetrol SA Sponsored ADR	900	7,740
Egypt | 1.2%
Commercial International Bank Egypt SAE ADR	5,100	31,722
Hong Kong | 5.0%
China Everbright, Ltd.	4,000	9,209
China Mobile, Ltd.	6,000	71,377
China Resources Land, Ltd.	8,000	18,918
China Unicom Hong Kong, Ltd.	6,000	7,618
CP Pokphand Co., Ltd.	34,000	3,807
Nexteer Automotive Group, Ltd.	9,000	9,116
Sino Biopharmaceutical, Ltd.	4,000	4,970
Tongda Group Holdings, Ltd.	20,000	3,498
		128,513
Hungary | 1.6%
MOL Hungarian Oil & Gas Nyrt.	521	22,734
Richter Gedeon Nyrt.	1,155	18,368
		41,102
India | 6.8%
Axis Bank, Ltd. GDR	193	7,305
Cipla, Ltd.	668	6,473
Dr Reddy’s Laboratories, Ltd. ADR	500	31,955
HDFC Bank, Ltd. ADR	400	24,436
ICICI Bank, Ltd. Sponsored ADR	800	6,704
Infosys, Ltd. Sponsored ADR	2,600	49,634
Reliance Industries, Ltd. Sponsored GDR (d)	715	18,632
Tata Motors, Ltd. Sponsored ADR (a)	1,000	22,500
Tata Steel, Ltd. GDR	1,034	3,416
WNS Holdings, Ltd. ADR (a)	200	5,590
		176,645
Indonesia | 1.7%
PT Bank Central Asia Tbk ADR	522	10,795
PT Bank Mandiri (Persero) Tbk ADR	1,900	10,203

Description	Shares	Value
Lazard Emerging Markets Equity Advantage Portfolio (continued)
PT Bank Rakyat Indonesia (Persero) Tbk ADR	421	$5,056
PT Pakuwon Jati Tbk	166,100	3,779
PT Telekomunikasi Indonesia (Persero) Tbk Sponsored ADR	400	14,260
		44,093
Malaysia | 3.1%
Astro Malaysia Holdings Berhad	10,400	6,678
Cahya Mata Sarawak Berhad	4,000	4,690
Dialog Group Berhad	11,900	4,344
MISC Berhad	4,800	9,611
Tenaga Nasional Berhad Sponsored ADR	4,000	43,600
Top Glove Corp. Berhad	3,600	6,623
Westports Holdings Berhad	4,800	4,644
		80,190
Mexico | 6.0%
Alfa SAB de CV, Series A	4,500	8,753
America Movil SAB de CV, Series L	26,300	21,858
Arca Continental SAB de CV	3,000	16,895
Controladora Vuela Cia de Aviacion SAB de CV (a)	372	5,550
Fomento Economico Mexicano SAB de CV Sponsored ADR	100	8,925
Gentera SAB de CV	12,600	20,586
Grupo Aeroportuario del Sureste SAB de CV ADR	100	15,227
Kimberly-Clark de Mexico SAB de CV, Series A	10,100	22,841
Megacable Holdings SAB de CV	1,000	3,638
Promotora y Operadora de Infraestructura SAB de CV (a)	1,700	18,624
Wal-Mart de Mexico SAB de CV	4,500	11,103
		154,000
Peru | 1.1%
Cia de Minas Buenaventura SAA ADR	1,200	7,152
Credicorp, Ltd.	200	21,272
		28,424
Philippines | 3.0%
Ayala Corp.	460	7,567
BDO Unibank, Inc.	11,110	24,631
DMCI Holdings, Inc.	26,600	7,306
Globe Telecom, Inc.	290	14,633
JG Summit Holdings, Inc.	8,770	13,330
Universal Robina Corp.	1,210	4,980
Vista Land & Lifescapes, Inc.	39,400	4,252
		76,699

Description	Shares	Value
Poland | 2.5%
Enea SA	1,736	$6,183
Energa SA	932	4,143
Polski Koncern Naftowy Orlen SA	533	9,301
Polskie Gornictwo Naftowe i Gazownictwo SA	19,963	34,298
Tauron Polska Energia SA	12,155	10,506
		64,431
Russia | 2.5%
Lukoil PJSC Sponsored ADR	135	4,595
MMC Norilsk Nickel PJSC ADR	746	10,720
Mobile TeleSystems PJSC Sponsored ADR	1,400	10,108
Rosneft Oil Co. OJSC GDR	1,125	4,163
Sberbank of Russia Sponsored ADR	2,974	14,717
Severstal PAO GDR	613	6,505
Tatneft PAO Sponsored ADR	536	15,029
		65,837
South Africa | 6.6%
AVI, Ltd.	811	5,134
Capitec Bank Holdings, Ltd.	297	10,748
Clicks Group, Ltd.	2,112	13,697
FirstRand, Ltd.	6,643	23,614
Hyosung Corp.	150	14,343
Life Healthcare Group Holdings, Ltd.	1,452	3,737
Mondi, Ltd.	261	5,478
Mr Price Group, Ltd.	1,187	16,567
MTN Group, Ltd.	373	4,802
Naspers, Ltd., N Shares	241	30,239
Sasol, Ltd.	1,010	28,355
Standard Bank Group, Ltd.	453	4,424
Truworths International, Ltd.	766	4,709
Vodacom Group, Ltd.	489	4,860
		170,707
South Korea | 16.8%
Amorepacific Corp.	61	19,910
BGF retail Co., Ltd.	66	11,300
BS Financial Group, Inc.	822	9,539
Dongbu Insurance Co., Ltd.	217	11,226
GS Retail Co., Ltd.	176	9,103
Hyundai Motor Co., Ltd.	154	21,419
Hyundai Steel Co. Sponsored GDR (d)	300	13,035
Industrial Bank of Korea GDR	1,700	19,506
IS Dongseo Co., Ltd.	105	4,722
Kangwon Land, Inc.	256	9,081
KB Financial Group, Inc. ADR	700	20,573
KEPCO Plant Service & Engineering Co., Ltd.	51	5,215
Korea Aerospace Industries, Ltd.	230	13,253

Description	Shares	Value
Lazard Emerging Markets Equity Advantage Portfolio (concluded)
Korea Electric Power Corp. Sponsored ADR	1,600	$32,784
KT&G Corp. GDR (d)	700	32,924
LG Chem, Ltd.	38	9,233
LG Display Co., Ltd. ADR	1,100	10,450
LG Uplus Corp.	508	5,199
Lotte Chemical Corp.	40	9,188
Medy-Tox, Inc.	12	4,347
NCSoft Corp.	30	4,810
Samsung Electronics Co., Ltd. GDR	223	105,560
Samsung Fire & Marine Insurance Co., Ltd.	45	10,560
Shinhan Financial Group Co., Ltd. ADR	300	10,440
SK Hynix, Inc.	400	11,322
SK Telecom Co., Ltd. Sponsored ADR	500	12,200
Woori Bank	781	6,178
		433,077
Taiwan | 13.0%
Catcher Technology Co., Ltd.	2,000	21,371
Chunghwa Telecom Co., Ltd. Sponsored ADR	400	12,088
E.Sun Financial Holding Co., Ltd. GDR	1,630	23,912
Eclat Textile Co., Ltd.	1,000	15,816
Elite Material Co., Ltd.	5,000	11,036
Far Eastern New Century Corp. GDR (c)	1,130	10,055
Feng TAY Enterprise Co., Ltd.	4,120	25,698
FLEXium Interconnect, Inc.	5,207	14,310
Grape King Bio, Ltd.	3,000	15,018
Highwealth Construction Corp.	9,100	12,877
Hon Hai Precision Industry Co., Ltd. GDR	1,258	6,922
Hotai Motor Co., Ltd.	1,000	10,667
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	6,100	126,575
Voltronic Power Technology Corp.	1,050	13,735
Zhen Ding Technology Holding, Ltd.	6,000	17,274
		337,354
Thailand | 4.0%
Airports of Thailand Public Co. Ltd. ADR	153	11,845
Bumrungrad Hospital Public Co. Ltd. ADR	312	18,568
Kasikornbank Public Co. Ltd. ADR	465	8,830
Pruksa Real Estate Public Co. Ltd. ADR	543	8,417
PTT Exploration & Production Public Co. Ltd. (c)	2,700	5,207
PTT Global Chemical Public Co. Ltd. ADR	734	5,435
PTT Public Co. Ltd. ADR	614	8,120
The Siam Cement Public Co. Ltd.	1,950	25,091
Tipco Asphalt Public Co., Ltd. NVDR	16,200	13,197
		104,710

Description	Shares	Value
Turkey | 1.4%
Eregli Demir ve Celik Fabrikalari TAS ADR	1,487	$7,480
Koza Altin Isletmeleri ADR	522	3,784
TAV Havalimanlari Holding ADR	372	11,662
Turk Hava Yollari AO ADR (a)	152	4,051
Turk Telekomunikasyon ADR	2,817	10,423
		37,400
Total Common Stocks (Identified cost $3,008,118)		2,561,989
Preferred Stock | 0.8%
Brazil | 0.8%
Banco Bradesco SA ADR (Identified cost $32,967)	3,700	19,832
Short-Term Investment | 0.7%
State Street Institutional Treasury Money Market Fund (Identified cost $18,690)	18,690	18,690
Total Investments | 100.6% (Identified cost $3,059,775) (b)		$2,600,511
Liabilities in Excess of Cash and Other Assets | (0.6)%		(16,610)
Net Assets | 100.0%		$2,583,901

Description	Shares	Value
Lazard Emerging Markets Equity Blend Portfolio
Common Stocks | 94.9%
Argentina | 1.4%
YPF SA Sponsored ADR	349,120	$5,317,097
Brazil | 5.6%
Ambev SA ADR	683,375	3,348,537
Banco do Brasil SA	683,057	2,618,859
Cielo SA Sponsored ADR	485,796	4,493,613
Estacio Participacoes SA	487,300	1,733,114
GAEC Educacao SA	144,145	352,318
Iochpe-Maxion SA	415,200	1,586,652
Localiza Rent a Car SA	396,610	2,444,986
Natura Cosmeticos SA	165,395	813,521
Petroleo Brasileiro SA Sponsored ADR (a)	376,150	1,384,232
Souza Cruz SA	371,635	2,512,251
Tegma Gestao Logistica SA	285,145	257,490
		21,545,573
Brazil | 0.0%
Banco ABC Brasil SA (a)	18,851	42,794
China | 18.2%
AAC Technologies Holdings, Inc.	681,640	4,268,155
Agricultural Bank of China, Ltd., Class H	15,326,000	5,805,048
Anhui Conch Cement Co., Ltd., Class H	1,502,500	4,448,819
Baidu, Inc. Sponsored ADR (a)	70,092	9,631,342
China Animal Healthcare, Ltd. (a)	2,961,000	38,206
China Construction Bank Corp., Class H	11,860,281	7,944,576
China Lesso Group Holdings, Ltd.	2,546,000	2,041,713
China Medical System Holdings, Ltd.	1,795,000	2,055,435
China Pioneer Pharma Holdings, Ltd.	2,672,000	1,159,791
China Shenhua Energy Co., Ltd., Class H	1,690,000	2,604,164
CNOOC, Ltd.	3,598,800	3,725,187
Cosmo Lady China Holdings Co., Ltd.	1,461,000	1,547,963
CT Environmental Group, Ltd.	1,348,000	421,115
Greatview Aseptic Packaging Co., Ltd.	2,626,000	1,230,695
NetEase, Inc. ADR	63,945	7,681,073
New Oriental Education & Technology Group, Inc. Sponsored ADR	176,965	3,576,463
Ping An Insurance (Group) Co. of China, Ltd., Class H	889,000	4,437,089
Tencent Holdings, Ltd.	263,300	4,435,170
Vipshop Holdings, Ltd. ADR (a)	156,185	2,623,908
Zhuzhou CSR Times Electric Co., Ltd., Class H	80,500	600,754
		70,276,666
Colombia | 0.8%
Bancolombia SA Sponsored ADR	94,620	3,046,764

Description	Shares	Value
Egypt | 0.9%
Commercial International Bank Egypt SAE GDR	567,363	$3,482,088
Georgia | 0.4%
Bank of Georgia Holdings PLC	63,473	1,735,641
Hong Kong | 5.8%
China Mobile, Ltd. Sponsored ADR	95,386	5,675,467
China State Construction International Holdings, Ltd.	4,354,504	6,255,056
Man Wah Holdings, Ltd.	1,902,400	1,866,136
Nexteer Automotive Group, Ltd.	952,000	964,296
Pacific Textiles Holdings, Ltd.	1,156,000	1,573,595
PAX Global Technology, Ltd.	1,687,000	1,767,011
Techtronic Industries Co., Ltd.	1,172,000	4,357,496
		22,459,057
Hungary | 0.9%
OTP Bank Nyrt.	189,305	3,652,577
India | 11.1%
Adani Ports & Special Economic Zone, Ltd.	942,666	4,310,207
Aurobindo Pharma, Ltd.	603,215	7,100,866
Axis Bank, Ltd.	1,404,947	10,693,042
Bajaj Auto, Ltd.	97,322	3,444,353
Balkrishna Industries, Ltd.	165,917	1,693,717
Dewan Housing Finance Corp., Ltd.	623,378	2,097,132
HCL Technologies, Ltd.	195,806	2,944,747
ICICI Bank, Ltd. Sponsored ADR	538,265	4,510,661
Reliance Industries, Ltd.	342,743	4,512,186
UPL, Ltd.	229,770	1,612,184
		42,919,095
Indonesia | 4.4%
PT Bank Mandiri (Persero) Tbk	6,877,500	3,731,524
PT Bank Rakyat Indonesia (Persero) Tbk	7,879,918	4,680,573
PT Pakuwon Jati Tbk	58,453,500	1,329,838
PT Telekomunikasi Indonesia (Persero) Tbk Sponsored ADR	140,515	5,009,360
PT United Tractors Tbk	1,990,980	2,386,883
		17,138,178
Macau | 0.5%
Wynn Macau, Ltd.	1,727,930	1,981,416
Malaysia | 0.3%
Berjaya Auto Berhad	2,519,920	1,131,710
Mexico | 4.5%
America Movil SAB de CV, Class L Sponsored ADR	115,200	1,906,560
Credito Real SAB de CV	709,015	1,385,324

Description	Shares	Value
Lazard Emerging Markets Equity Blend Portfolio (continued)
Grupo Financiero Banorte SAB de CV, Class O	806,900	$3,957,915
Grupo Financiero Interacciones SA de CV, Class O	230,871	1,316,539
Grupo Mexico SAB de CV, Series B	943,701	2,282,648
Kimberly-Clark de Mexico SAB de CV, Series A	1,643,100	3,715,829
Nemak SAB de CV	796,700	966,131
Unifin Financiera SAPI de CV SOFOM ENR	795,250	1,771,623
		17,302,569
Peru | 1.1%
Credicorp, Ltd.	40,616	4,319,918
Philippines | 0.7%
Philippine Long Distance Telephone Co. Sponsored ADR	54,602	2,520,428
Poland | 1.1%
Eurocash SA	357,914	4,214,945
Russia | 7.7%
Gazprom PAO Sponsored ADR	640,001	2,583,285
Lukoil PJSC Sponsored ADR	66,773	2,274,288
MegaFon OAO GDR	11,545	140,419
MegaFon OAO GDR (c), (d)	150,999	1,834,638
Mobile TeleSystems PJSC Sponsored ADR	352,000	2,541,440
NovaTek OAO Sponsored GDR	47,583	4,413,399
Sberbank of Russia (a)	4,077,262	4,694,498
Sberbank of Russia Sponsored ADR	826,777	4,067,743
X5 Retail Group NV GDR (a)	296,855	5,182,240
Yandex NV Class A (a)	184,020	1,974,535
		29,706,485
South Africa | 1.4%
Standard Bank Group, Ltd.	367,850	3,592,118
Sun International, Ltd.	161,911	1,018,689
Tiger Brands, Ltd.	38,631	851,666
		5,462,473
South Korea | 10.1%
Eugene Technology Co., Ltd.	137,164	1,389,782
Fila Korea, Ltd.	18,826	1,584,402
Hanwha Life Insurance Co., Ltd.	639,525	4,401,911
Hyundai Mobis Co., Ltd.	23,816	4,626,757
Hyundai Wia Corp.	12,626	1,386,719
Koh Young Technology, Inc.	42,429	1,233,700
KT&G Corp.	47,650	4,492,514
Samsung Electronics Co., Ltd.	10,946	10,526,732
Shinhan Financial Group Co., Ltd.	138,617	4,841,949

Description	Shares	Value
SK Hynix, Inc.	161,139	$4,604,928
		39,089,394
Taiwan | 11.1%
Actron Technology Corp.	340,000	1,050,188
Advanced Semiconductor Engineering, Inc.	2,979,000	3,258,832
Catcher Technology Co., Ltd.	242,000	2,585,936
Chailease Holding Co., Ltd.	854,336	1,340,143
Chicony Electronics Co., Ltd.	774,452	1,791,201
Eclat Textile Co., Ltd.	185,000	2,926,034
Hon Hai Precision Industry Co., Ltd.	1,192,247	3,118,574
King Slide Works Co., Ltd.	124,000	1,697,555
Largan Precision Co., Ltd.	33,000	2,590,703
Macauto Industrial Co., Ltd.	303,000	1,418,923
Radiant Opto-Electronics Corp.	418,280	1,304,731
Silergy Corp.	192,000	1,887,464
Sinmag Equipment Corp.	306,615	1,112,434
Sporton International, Inc.	262,590	1,531,859
Taiwan Semiconductor Manufacturing Co., Ltd.	3,374,000	13,463,966
Voltronic Power Technology Corp.	133,903	1,751,533
		42,830,076
Thailand | 0.7%
KCE Electronics Public Co. Ltd (c)	1,089,800	1,681,466
Supalai Public Co. Ltd. (c)	2,369,700	1,194,806
		2,876,272
Turkey | 5.4%
Aselsan Elektronik Sanayi Ve Ticaret AS	723,808	3,291,442
Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	2,281,539	1,893,381
KOC Holding AS ADR	237,367	4,623,909
TAV Havalimanlari Holding AS	443,664	3,485,442
Turkcell Iletisim Hizmetleri AS ADR	360,375	3,128,055
Turkiye Is Bankasi AS, C Shares	1,906,285	2,968,991
Turkiye Sinai Kalkinma Bankasi AS	3,228,549	1,505,004
		20,896,224
United Arab Emirates | 0.3%
Al Noor Hospitals Group PLC	106,347	1,344,707
United States | 0.5%
Freeport-McMoRan, Inc.	217,830	2,110,773
Total Common Stocks (Identified cost $444,539,101)		367,402,920
Preferred Stocks | 0.5%
Brazil | 0.5%
Banco ABC Brasil SA	427,000	1,001,665

Description	Shares	Value
Lazard Emerging Markets Equity Blend Portfolio (concluded)
Vale SA Sponsored ADR	277,815	$930,680
Total Preferred Stocks (Identified cost $5,749,837)		1,932,345
Short-Term Investment | 5.2%
State Street Institutional Treasury Money Market Fund (Identified cost $20,122,449)	20,122,449	20,122,449
Total Investments | 100.6% (Identified cost $470,411,387) (b)		$389,457,714
Liabilities in Excess of Cash and Other Assets | (0.6)%		(2,457,807)
Net Assets | 100.0%		$386,999,907

Description	Shares	Value
Lazard Emerging Markets Multi Asset Portfolio
Common Stocks | 64.8%
Argentina | 0.7%
YPF SA Sponsored ADR	71,357	$1,086,767
Brazil | 3.1%
Ambev SA ADR	151,100	740,390
Banco ABC Brasil SA	120,526	282,732
Banco ABC Brasil SA (a)	4,668	10,597
Banco do Brasil SA	143,745	551,122
Cielo SA Sponsored ADR	98,330	909,553
Estacio Participacoes SA	95,940	341,217
GAEC Educacao SA	38,570	94,273
Iochpe-Maxion SA	111,400	425,706
Localiza Rent a Car SA	84,168	518,871
Natura Cosmeticos SA	35,955	176,850
Petroleo Brasileiro SA Sponsored ADR (a)	74,140	272,835
Souza Cruz SA	80,764	545,964
Tegma Gestao Logistica SA	74,412	67,195
		4,937,305
China | 12.6%
AAC Technologies Holdings, Inc.	134,500	842,185
Agricultural Bank of China, Ltd., Class H	3,093,000	1,171,539
Anhui Conch Cement Co., Ltd., Class H	374,000	1,107,393
Baidu, Inc. Sponsored ADR (a)	18,911	2,598,561
China Animal Healthcare, Ltd. (a)	644,000	8,310
China Construction Bank Corp., Class H	2,468,065	1,653,226
China Lesso Group Holdings, Ltd.	677,775	543,528
China Medical System Holdings, Ltd.	354,000	405,362
China Pioneer Pharma Holdings, Ltd.	717,000	311,216
China Shenhua Energy Co., Ltd., Class H	363,500	560,126
CNOOC, Ltd.	760,000	786,691
Cosmo Lady China Holdings Co., Ltd.	381,000	403,678
CT Environmental Group, Ltd.	1,976,000	617,303
Greatview Aseptic Packaging Co., Ltd.	685,000	321,030
Industrial & Commercial Bank of China, Ltd., Class H	2,021,000	1,171,693
Lenovo Group, Ltd.	382,000	324,356
NetEase, Inc. ADR	13,455	1,616,215
New Oriental Education & Technology Group, Inc. Sponsored ADR	37,445	756,763
PICC Property & Casualty Co., Ltd., Class H	306,000	601,616
Ping An Insurance (Group) Co. of China, Ltd., Class H	364,350	1,818,508
Tencent Holdings, Ltd.	81,200	1,367,777
Vipshop Holdings, Ltd. ADR (a)	61,123	1,026,866

Description	Shares	Value
Zhuzhou CSR Times Electric Co., Ltd., Class H	16,500	$123,136
		20,137,078
Colombia | 0.4%
Bancolombia SA Sponsored ADR	18,820	606,004
Egypt | 0.5%
Commercial International Bank Egypt SAE GDR	123,962	760,794
Georgia | 0.3%
Bank of Georgia Holdings PLC	17,098	467,537
Hong Kong | 4.1%
China Mobile, Ltd. Sponsored ADR	39,991	2,379,464
China State Construction International Holdings, Ltd.	868,125	1,247,024
Haier Electronics Group Co., Ltd.	230,000	384,794
Man Wah Holdings, Ltd.	496,400	486,938
Nexteer Automotive Group, Ltd.	248,000	251,203
Pacific Textiles Holdings, Ltd.	310,000	421,985
PAX Global Technology, Ltd.	441,000	461,916
Techtronic Industries Co., Ltd.	231,000	858,858
		6,492,182
Hungary | 0.5%
OTP Bank Nyrt.	39,892	769,703
India | 7.9%
Adani Ports & Special Economic Zone, Ltd.	185,806	849,572
Aurobindo Pharma, Ltd.	121,614	1,431,604
Axis Bank, Ltd.	297,078	2,261,059
Bajaj Auto, Ltd.	20,481	724,849
Balkrishna Industries, Ltd.	44,416	453,408
Dewan Housing Finance Corp., Ltd.	167,058	562,007
Dr Reddy’s Laboratories, Ltd. ADR	17,489	1,117,722
HCL Technologies, Ltd.	42,854	644,486
HDFC Bank, Ltd. ADR	31,777	1,941,257
ICICI Bank, Ltd. Sponsored ADR	108,805	911,786
Reliance Industries, Ltd.	68,233	898,282
Tata Motors, Ltd. Sponsored ADR (a)	13,856	311,760
UPL, Ltd.	61,677	432,757
		12,540,549
Indonesia | 2.6%
PT Bank Mandiri (Persero) Tbk	2,339,523	1,269,355
PT Bank Rakyat Indonesia (Persero) Tbk	1,614,800	959,171
PT Pakuwon Jati Tbk	15,648,160	356,001
PT Telekomunikasi Indonesia (Persero) Tbk Sponsored ADR	29,592	1,054,955
PT United Tractors Tbk	437,815	524,874
		4,164,356

Description	Shares	Value
Lazard Emerging Markets Multi Asset Portfolio (continued)
Macau | 0.3%
Wynn Macau, Ltd.	360,400	$413,270
Malaysia | 0.2%
Berjaya Auto Berhad	674,660	302,993
Mexico | 4.0%
America Movil SAB de CV, Class L Sponsored ADR	26,500	438,575
Credito Real SAB de CV SOFOM ER	194,255	379,549
Fibra Uno Administracion SA de CV REIT	218,504	451,229
Gruma SAB de CV, Class B	55,613	764,868
Grupo Financiero Banorte SAB de CV, Class O	290,565	1,425,247
Grupo Financiero Interacciones SA de CV, Class O	62,787	358,042
Grupo Mexico SAB de CV, Series B	199,009	481,368
Grupo Televisa SAB Sponsored ADR	19,010	494,640
Kimberly-Clark de Mexico SAB de CV, Series A	361,735	818,055
Nemak SAB de CV	207,800	251,992
Unifin Financiera SAPI de CV SOFOM ENR	213,515	475,659
		6,339,224
Peru | 0.8%
Credicorp, Ltd.	12,277	1,305,782
Philippines | 0.9%
BDO Unibank, Inc.	371,499	823,602
Philippine Long Distance Telephone Co. Sponsored ADR	12,140	560,382
		1,383,984
Poland | 0.5%
Eurocash SA	72,323	851,706
Russia | 3.8%
Gazprom PAO Sponsored ADR	134,835	544,245
Lukoil PJSC Sponsored ADR	14,485	493,359
MegaFon OAO GDR	8,977	109,185
MegaFon OAO GDR (c), (d)	24,977	303,471
Mobile TeleSystems PJSC Sponsored ADR	76,410	551,680
NovaTek OAO Sponsored GDR	9,391	871,030
Sberbank of Russia (a)	811,404	934,239
Sberbank of Russia Sponsored ADR	178,912	880,247
X5 Retail Group NV GDR (a)	59,638	1,041,109
Yandex NV Class A (a)	37,195	399,102
		6,127,667
South Africa | 2.0%
Mondi PLC	41,099	862,560
Naspers, Ltd., N Shares	9,182	1,152,096

Description	Shares	Value
Standard Bank Group, Ltd.	77,666	$758,422
Sun International, Ltd.	43,344	272,705
Tiger Brands, Ltd.	8,009	176,568
		3,222,351
South Korea | 7.2%
Amorepacific Corp.	1,084	353,802
Eugene Technology Co., Ltd.	36,734	372,198
Fila Korea, Ltd.	4,906	412,890
Hanwha Life Insurance Co., Ltd.	149,357	1,028,038
Hotel Shilla Co., Ltd.	6,752	659,221
Hyundai Mobis Co., Ltd.	4,979	967,275
Hyundai Wia Corp.	3,296	362,001
KEPCO Plant Service & Engineering Co., Ltd.	4,916	502,678
Koh Young Technology, Inc.	11,571	336,448
KT&G Corp.	6,556	618,110
Samsung Electronics Co., Ltd.	2,868	2,758,146
Shinhan Financial Group Co., Ltd.	29,244	1,021,505
SK Hynix, Inc.	53,256	1,521,916
SK Telecom Co., Ltd. Sponsored ADR	21,844	532,994
		11,447,222
Taiwan | 8.0%
Actron Technology Corp.	89,000	274,902
Advanced Semiconductor Engineering, Inc.	588,000	643,234
Catcher Technology Co., Ltd.	48,000	512,913
Chailease Holding Co., Ltd.	228,280	358,088
Chicony Electronics Co., Ltd.	202,702	468,822
Delta Electronics, Inc.	38,000	179,132
Eclat Textile Co., Ltd.	74,000	1,170,414
Hon Hai Precision Industry Co., Ltd.	251,950	659,028
Hon Hai Precision Industry Co., Ltd. GDR	108,543	597,255
King Slide Works Co., Ltd.	33,000	451,769
Largan Precision Co., Ltd.	6,000	471,037
Macauto Industrial Co., Ltd.	79,000	369,950
Merida Industry Co., Ltd.	77,000	412,009
Radiant Opto-Electronics Corp.	116,930	364,737
Silergy Corp.	51,000	501,358
Sinmag Equipment Corp.	82,334	298,717
Sporton International, Inc.	70,315	410,193
Taiwan Semiconductor Manufacturing Co., Ltd.	221,000	881,902
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	159,930	3,318,547
Voltronic Power Technology Corp.	36,100	472,210
		12,816,217
Thailand | 0.7%
Kasikornbank Public Co. Ltd.	91,120	428,366
KCE Electronics Public Co. Ltd. (c)	298,000	459,788

Description	Shares	Value
Lazard Emerging Markets Multi Asset Portfolio (continued)
Supalai Public Co. Ltd. (c)	608,500	$306,807
		1,194,961
Turkey | 3.0%
Aselsan Elektronik Sanayi Ve Ticaret AS	145,806	663,038
Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	454,066	376,816
KOC Holding AS ADR	50,404	981,870
TAV Havalimanlari Holding AS	142,034	1,115,825
Turkcell Iletisim Hizmetleri AS ADR	77,527	672,934
Turkiye Is Bankasi AS, C Shares	399,945	622,904
Turkiye Sinai Kalkinma Bankasi AS	828,993	386,439
		4,819,826
United Arab Emirates | 0.5%
Al Noor Hospitals Group PLC	28,538	360,849
Emaar Properties PJSC	212,717	374,632
		735,481
United States | 0.2%
Freeport-McMoRan, Inc.	41,985	406,835
Total Common Stocks
(Identified cost $124,457,539)		103,329,794
Preferred Stocks | 0.4%
Brazil | 0.4%
Itau Unibanco Holding SA Sponsored ADR	55,016	364,206
Vale SA Sponsored ADR	60,310	202,038
Total Preferred Stocks
(Identified cost $1,062,713)		566,244
Description	Security Currency	Principal Amount (000)	Value
Corporate Bonds | 1.7%
Argentina | 0.1%
YPF SA:
8.750%, 04/04/24	USD	100	$89,250
8.500%, 07/28/25	USD	50	43,375
			132,625
Brazil | 0.1%
Petrobras Global Finance BV, 6.850%, 06/05/15	USD	225	143,467
Bulgaria | 0.1%
ContourGlobal Power Holdings SA, 7.125%, 06/01/19 (d)	USD	150	151,125
Chile | 0.0%
AES Gener SA, 5.000%, 07/14/25 (d)	USD	50	50,875
Description	Security Currency	Principal Amount (000)	Value
China | 0.1%
BCP Singapore VI Cayman Financing Co., Ltd., 8.000%, 04/15/21	USD	100	$93,850
Green Dragon Gas, Ltd., 10.000%, 11/20/17	USD	200	196,000
			289,850
Georgia | 0.1%
Bank of Georgia JSC, 7.750%, 07/05/17	USD	200	206,500
Guatemala | 0.1%
Comcel Trust, 6.875%, 02/06/24 (d)	USD	50	49,625
Industrial Senior Trust, 5.500%, 11/01/22	USD	100	92,983
			142,608
India | 0.0%
Bharti Airtel International Netherlands BV, 5.125%, 03/11/23	USD	50	52,797
Indonesia | 0.1%
PT Berau Coal Energy Tbk, 7.250%, 03/13/17	USD	225	83,744
Iraq | 0.1%
Genel Energy Finance PLC, 7.500%, 05/14/19	USD	200	165,500
Mexico | 0.1%
Credito Real SAB de CV, 7.500%, 03/13/19 (d)	USD	50	49,500
Sixsigma Networks Mexico SA de CV, 8.250%, 11/07/21 (d)	USD	200	188,500
			238,000
Panama | 0.2%
Global Bank Corp., 5.125%, 10/30/19 (d)	USD	100	101,412
Sable International Finance, Ltd., 6.875%, 08/01/22 (d)	USD	200	200,500
			301,912
Peru | 0.0%
Banco de Credito del Peru, 6.125%, 04/24/27	USD	60	61,680
Russia | 0.1%
Sberbank of Russia Via SB Capital SA, 5.717%, 06/16/21	USD	200	200,824
South Africa | 0.1%
Petra Diamonds US Treasury PLC, 8.250%, 05/31/20 (d)	USD	200	190,250

Description	Security Currency	Principal Amount (000)	Value
Lazard Emerging Markets Multi Asset Portfolio (continued)
Thailand | 0.1%
PTT Exploration & Production Public Co. Ltd., 4.875%, 06/18/19 (e)	USD	100	$98,125
Turkey | 0.1%
Turkiye Halk Bankasi AS, 4.750%, 02/11/21 (d)	USD	100	94,000
United States | 0.1%
Terraform Global Operating LLC, 9.750%, 08/15/22 (d)	USD	100	80,500
Uruguay | 0.1%
Navios South American Logistics, Inc., 7.250%, 05/01/22	USD	103	93,215
Total Corporate Bonds
(Identified cost $3,023,516)			2,777,597
Foreign Government Obligations | 15.4%
Angola | 0.2%
Republic of Angola Northern Lights III BV, 7.000%, 08/16/19	USD	250	240,312
Argentina | 0.8%
Republic of Argentina:
8.750%, 06/02/17 (f)	USD	175	177,625
8.280%, 12/31/33 (f)	USD	806	824,311
2.500%, 12/31/38 (f)	USD	490	285,425
			1,287,361
Belize | 0.1%
Republic of Belize, 5.000%, 02/20/38 (g)	USD	225	166,500
Bolivia | 0.1%
Bolivia Government Bond, 5.950%, 08/22/23	USD	125	129,844
Brazil | 0.7%
Brazil Letras do Tesouro Nacional, 0.000%, 01/01/19	BRL	1,450	227,860
Brazil NTN-B:
6.000%, 08/15/16	BRL	680	460,330
6.000%, 08/15/18	BRL	270	177,387
6.000%, 08/15/50	BRL	320	182,351
			1,047,928
Congo | 0.3%
Republic of Congo, 4.000%, 06/30/29 (g)	USD	599	498,550
Costa Rica | 0.1%
Republic of Costa Rica, 5.625%, 04/30/43	USD	200	151,250
Croatia | 0.3%
Croatia:
Description	Security Currency	Principal Amount (000)	Value
6.250%, 04/27/17	USD	50	$52,412
6.750%, 11/05/19	USD	150	163,500
5.500%, 04/04/23	USD	200	205,750
			421,662
Dominican Republic | 0.2%
Dominican Republic:
7.500%, 05/06/21	USD	195	210,600
6.850%, 01/27/45 (d)	USD	180	173,925
			384,525
Ecuador | 0.1%
Republic of Ecuador, 7.950%, 06/20/24	USD	300	213,000
Egypt | 0.1%
Arab Republic of Egypt, 5.875%, 06/11/25 (d)	USD	145	137,641
El Salvador | 0.1%
Republic of El Salvador:
7.375%, 12/01/19	USD	50	51,219
6.375%, 01/18/27 (d)	USD	100	88,000
			139,219
Ethiopia | 0.1%
Federal Democratic Republic of Ethiopia, 6.625%, 12/11/24	USD	200	184,500
Ghana | 0.2%
Republic of Ghana:
7.875%, 08/07/23	USD	200	167,100
8.125%, 01/18/26	USD	200	165,000
			332,100
Hungary | 1.0%
Hungary:
6.375%, 03/29/21	USD	130	148,687
5.750%, 11/22/23	USD	250	279,062
7.625%, 03/29/41	USD	140	185,975
Hungary Government Bonds:
4.000%, 04/25/18	HUF	103,100	391,258
7.500%, 11/12/20	HUF	124,520	551,069
			1,556,051
Indonesia | 1.1%
Indonesia Government Bonds:
7.875%, 04/15/19	IDR	9,022,000	589,663
8.375%, 09/15/26	IDR	894,000	56,661
8.375%, 03/15/34	IDR	6,255,000	377,328
Perusahaan Penerbit SBSN Indonesia III, 4.325%, 05/28/25 (d)	USD	450	417,465
Republic of Indonesia:
8.500%, 10/12/35	USD	100	126,075
7.750%, 01/17/38	USD	100	118,150
			1,685,342

Description	Security Currency	Principal Amount (000)	Value
Lazard Emerging Markets Multi Asset Portfolio (continued)
Ivory Coast | 0.6%
Ivory Coast:
6.375%, 03/03/28	USD	300	$267,750
6.375%, 03/03/28 (d)	USD	250	223,125
5.750%, 12/31/32	USD	450	390,825
			881,700
Kazakhstan | 0.2%
Republic of Kazakhstan, 6.500%, 07/21/45 (d)	USD	340	321,725
Kenya | 0.1%
Republic of Kenya, 6.875%, 06/24/24	USD	250	225,625
Lithuania | 0.2%
Republic of Lithuania, 6.625%, 02/01/22	USD	300	362,802
Mexico | 2.3%
Mexican Bonos:
4.750%, 06/14/18	MXN	2,600	154,370
5.000%, 12/11/19	MXN	4,620	272,379
6.500%, 06/10/21	MXN	8,000	495,540
10.000%, 12/05/24	MXN	28,811	2,175,581
Mexican Udibonos, 2.500%, 12/10/20	MXN	8,602	515,759
			3,613,629
Mozambique | 0.1%
Republic of Mozambique, 6.305%, 09/11/20	USD	182	157,430
Nigeria | 0.1%
Republic of Nigeria, 6.375%, 07/12/23	USD	200	178,500
Pakistan | 0.1%
Islamic Republic of Pakistan:
8.250%, 04/15/24	USD	200	209,756
8.250%, 04/15/24 (d)	USD	5	5,244
			215,000
Panama | 0.4%
Republic of Panama:
3.750%, 03/16/25	USD	300	291,375
6.700%, 01/26/36	USD	275	328,625
			620,000
Paraguay | 0.2%
Republic of Paraguay, 6.100%, 08/11/44	USD	325	318,500
Portugal | 0.8%
Republic of Portugal, 5.125%, 10/15/24	USD	1,165	1,240,282
Description	Security Currency	Principal Amount (000)	Value
Romania | 0.3%
Romania Government Bonds:
6.750%, 02/07/22	USD	124	$146,630
5.850%, 04/26/23	RON	570	167,357
5.800%, 07/26/27	RON	170	49,882
6.125%, 01/22/44	USD	70	81,550
			445,419
Russia | 0.6%
Russia Foreign Bonds:
4.875%, 09/16/23	USD	200	201,750
5.625%, 04/04/42	USD	200	187,500
Russia Government Bonds - OFZ:
7.500%, 02/27/19	RUB	8,900	123,032
6.700%, 05/15/19	RUB	8,150	108,970
7.000%, 08/16/23	RUB	20,800	253,754
			875,006
Rwanda | 0.1%
Republic of Rwanda, 6.625%, 05/02/23	USD	225	213,701
Senegal | 0.1%
Republic of Senegal, 8.750%, 05/13/21	USD	200	209,700
Serbia | 0.4%
Republic of Serbia, 5.875%, 12/03/18	USD	200	210,750
Serbia Treasury Bonds:
10.000%, 03/20/21	RSD	16,320	168,496
10.000%, 06/05/21	RSD	19,730	204,338
			583,584
Slovenia | 0.8%
Republic of Slovenia, 5.250%, 02/18/24	USD	1,175	1,300,990
South Africa | 0.9%
Republic of South Africa:
8.000%, 12/21/18	ZAR	928	67,666
7.250%, 01/15/20	ZAR	6,020	424,023
10.500%, 12/21/26	ZAR	9,270	767,307
8.250%, 03/31/32	ZAR	3,320	226,029
			1,485,025
Turkey | 0.2%
Turkey Government Bond, 9.000%, 03/08/17	TRY	1,000	321,120
Uganda | 0.1%
Uganda Government Bond, 12.875%, 05/19/16	UGX	519,600	134,561
Uganda Treasury Bill, 0.000%, 10/29/15	UGX	250,100	67,114
			201,675

Description	Security Currency	Principal Amount (000)	Value
Lazard Emerging Markets Multi Asset Portfolio (continued)
Ukraine | 0.6%
Ukraine Government Bonds:
6.875%, 09/23/15	USD	100	$83,500
6.250%, 06/17/16	USD	200	158,000
6.580%, 11/21/16	USD	150	118,687
9.250%, 07/24/17	USD	400	318,500
7.750%, 09/23/20	USD	200	162,000
7.800%, 11/28/22	USD	200	159,300
			999,987
Uruguay | 0.4%
Republica Orient Uruguay:
5.000%, 09/14/18	UYU	7,266	243,404
4.500%, 08/14/24	USD	75	75,937
7.625%, 03/21/36	USD	100	124,125
4.125%, 11/20/45	USD	1	779
5.100%, 06/18/50	USD	300	261,375
			705,620
Venezuela | 0.2%
Republic of Venezuela:
6.000%, 12/09/20	USD	215	72,025
12.750%, 08/23/22	USD	80	34,600
9.000%, 05/07/23	USD	125	43,437
8.250%, 10/13/24	USD	150	51,000
7.650%, 04/21/25	USD	115	38,813
11.750%, 10/21/26	USD	85	33,150
9.250%, 09/15/27	USD	140	54,950
			327,975
Zambia | 0.1%
Zambia Government Bond, 11.000%, 05/26/20	ZMW	2,010	108,558
Total Foreign Government Obligations (Identified cost $26,732,520)			24,489,338
Quasi Government Bonds | 0.4%
Tunisia | 0.2%
Banque Centrale de Tunisie SA, 5.750%, 01/30/25 (d)	USD	280	268,170
Venezuela | 0.2%
Petroleos de Venezuela SA:
8.500%, 11/02/17	USD	210	140,437
12.750%, 02/17/22	USD	70	30,975
6.000%, 05/16/24	USD	260	85,475
6.000%, 11/15/26	USD	305	97,631
			354,518
Total Quasi Government Bonds (Identified cost $724,474)			622,688
Description	Security Currency	Principal Amount (000)	Value
US Treasury Securities | 8.0%
US Treasury Notes:
0.250%, 11/30/15	USD	4,000	$4,000,936
0.250%, 12/31/15	USD	2,000	2,000,704
2.125%, 12/31/15	USD	4,000	4,020,312
1.625%, 07/31/20	USD	1,000	1,012,383
1.375%, 08/31/20	USD	1,730	1,732,095
Total US Treasury Securities (Identified cost $12,746,470)			12,766,430

Description		Shares	Value
Warrant | 0.0%
Iraq | 0.0%
Gulf Keystone Petroleum, Ltd. Expires 04/18/17 (Identified cost $0)		64,000	$0
Short-Term Investment | 9.9%
State Street Institutional Treasury Money Market Fund (Identified cost $15,766,552)		15,766,552	15,766,552
Total Investments | 100.6% (Identified cost $184,513,784) (b), (h)			$160,318,643
Liabilities in Excess of Cash and Other Assets | (0.6)%			(913,706)
Net Assets | 100.0%			$159,404,937

Lazard Emerging Markets Multi Asset Portfolio (continued)
Forward Currency Contracts open at September 30, 2015:
Currency	Counterparty	Expiration Date	Foreign Currency Amount	US $ Cost on Origination Date	US $ Current Value	Unrealized Appreciation	Unrealized Depreciation
Forward Currency Purchase Contracts
BRL	BOA	10/02/15	86,942	$22,616	$21,930	$—	$686
BRL	BRC	10/02/15	83,470	19,665	21,054	1,389	—
BRL	BRC	10/02/15	84,210	20,623	21,242	619	—
BRL	BRC	10/02/15	422,146	104,699	106,482	1,783	—
BRL	BRC	10/02/15	684,810	190,082	172,735	—	17,347
BRL	BRC	10/02/15	1,126,187	283,467	284,068	601	—
BRL	JPM	10/02/15	334,493	84,194	84,372	178	—
BRL	JPM	10/02/15	422,146	104,673	106,482	1,809	—
BRL	JPM	10/02/15	466,187	117,341	117,590	249	—
BRL	JPM	10/02/15	470,413	118,405	118,656	251	—
BRL	JPM	10/02/15	684,810	190,135	172,735	—	17,400
BRL	SCB	10/02/15	270,749	68,149	68,293	144	—
BRL	SCB	10/02/15	377,934	95,128	95,330	202	—
BRL	SCB	10/02/15	381,411	96,003	96,206	203	—
BRL	SCB	10/02/15	422,146	104,725	106,482	1,757	—
BRL	SCB	10/02/15	570,263	143,538	143,842	304	—
BRL	SCB	10/02/15	684,810	190,159	172,736	—	17,423
BRL	UBS	10/02/15	422,147	104,769	106,482	1,713	—
CLP	BNP	10/22/15	123,305,000	182,000	176,830	—	5,170
CLP	BNP	11/24/15	365,931,150	533,000	523,133	—	9,867
CNH	HSB	04/14/16	2,208,583	344,000	340,606	—	3,394
CNY	HSB	11/30/15	3,503,657	537,000	548,851	11,851	—
COP	BRC	10/14/15	770,223,208	244,826	249,107	4,281	—
COP	SCB	10/14/15	770,223,208	244,841	249,107	4,266	—
DOP	CIT	10/07/15	10,929,600	234,390	240,782	6,392	—
DOP	CIT	11/06/15	9,972,000	218,397	219,058	661	—
DOP	CIT	11/12/15	3,710,610	80,894	81,425	531	—
DOP	CIT	12/11/15	6,501,600	142,019	141,907	—	112
DOP	CIT	06/30/16	4,827,240	100,526	101,086	560	—
EGP	BNP	10/07/15	738,700	89,000	93,542	4,542	—
EGP	BNP	10/08/15	705,500	85,000	89,187	4,187	—
EGP	BNP	12/14/15	1,030,770	117,000	119,704	2,704	—
EGP	BNP	03/08/16	1,097,470	120,999	118,712	—	2,287
EUR	CIT	10/26/15	187,038	214,631	209,070	—	5,561
EUR	CIT	01/13/16	206,105	227,241	230,738	3,497	—
EUR	JPM	11/04/15	149,000	166,902	166,575	—	327
EUR	JPM	11/04/15	260,000	293,319	290,669	—	2,650
HUF	JPM	10/13/15	16,373,444	58,182	58,351	169	—
HUF	JPM	10/13/15	68,647,920	243,930	244,644	714	—
IDR	JPM	03/24/16	1,409,100,000	99,936	90,243	—	9,693
INR	BRC	10/06/15	5,473,206	85,133	83,367	—	1,766
INR	BRC	10/14/15	11,322,531	169,233	172,214	2,981	—
INR	BRC	10/19/15	27,090,182	405,499	411,663	6,164	—
INR	BRC	11/16/15	3,642,958	54,782	55,080	298	—

Lazard Emerging Markets Multi Asset Portfolio (continued)

Forward Currency Contracts open at September 30, 2015 (continued):

Currency	Counterparty	Expiration Date	Foreign Currency Amount	US $ Cost on Origination Date	US $ Current Value	Unrealized Appreciation	Unrealized Depreciation
Forward Currency Purchase Contracts (concluded)
INR	JPM	10/14/15	11,322,531	$169,145	$172,214	$3,069	$—
INR	JPM	11/16/15	3,642,958	54,782	55,080	298	—
INR	JPM	04/25/16	23,997,600	360,000	352,975	—	7,025
INR	JPM	07/13/16	22,398,770	331,000	325,143	—	5,857
INR	SCB	10/06/15	5,455,669	84,867	83,100	—	1,767
INR	SCB	10/14/15	11,322,531	169,258	172,214	2,956	—
INR	SCB	10/19/15	27,024,176	404,501	410,660	6,159	—
INR	SCB	11/13/15	23,940,420	357,000	362,161	5,161	—
INR	SCB	11/16/15	3,642,959	54,782	55,080	298	—
INR	UBS	10/14/15	11,322,530	169,157	172,214	3,057	—
JPY	UBS	10/01/15	65,035,520	537,439	542,121	4,682	—
KRW	CIT	10/15/15	615,128,760	516,000	518,720	2,720	—
KZT	CIT	12/02/15	6,828,000	24,230	24,004	—	226
KZT	CIT	06/06/16	33,638,000	121,000	108,689	—	12,311
KZT	JPM	10/01/15	30,008,000	121,000	110,342	—	10,658
KZT	JPM	03/03/16	32,452,000	122,000	109,274	—	12,726
KZT	JPM	06/06/16	33,638,000	121,000	108,689	—	12,311
MXN	BRC	10/23/15	724,668	42,883	42,794	—	89
MXN	SCB	10/14/15	6,387,469	380,000	377,477	—	2,523
NGN	SCB	04/25/16	15,429,760	67,086	71,386	4,300	—
PHP	SCB	11/25/15	19,176,000	408,000	408,862	862	—
PLN	JPM	11/04/15	1,557,365	412,727	409,402	—	3,325
RUB	SCB	10/14/15	532,338	7,749	8,118	369	—
RUB	UBS	10/09/15	2,960,765	43,000	45,223	2,223	—
RUB	UBS	10/09/15	26,113,360	442,000	398,857	—	43,143
RUB	UBS	12/03/15	13,531,500	194,000	203,152	9,152	—
TRY	JPM	10/08/15	613,206	222,168	202,243	—	19,925
TRY	JPM	11/04/15	891,100	300,064	291,437	—	8,627
TRY	JPM	11/04/15	1,220,302	410,918	399,105	—	11,813
TRY	JPM	11/05/15	1,200,252	422,000	392,427	—	29,573
TRY	JPM	12/03/15	563,730	184,000	182,757	—	1,243
TRY	JPM	12/03/15	625,471	207,000	202,773	—	4,227
TRY	JPM	12/03/15	627,558	206,000	203,450	—	2,550
TWD	BRC	11/19/15	5,299,808	163,020	160,985	—	2,035
TWD	JPM	11/19/15	4,883,237	150,254	148,332	—	1,922
TWD	SCB	11/19/15	5,421,085	166,725	164,669	—	2,056
UGX	SCB	10/19/15	225,265,000	60,474	60,610	136	—
UYU	HSB	10/05/15	3,451,833	119,000	118,565	—	435
ZAR	JPM	11/04/15	2,838,596	209,000	203,672	—	5,328
ZAR	JPM	11/04/15	5,412,286	407,000	388,337	—	18,663
ZMW	BRC	02/23/16	1,018,820	121,000	79,330	—	41,670
ZMW	BRC	02/23/16	1,076,662	101,764	83,834	—	17,930
Total Forward Currency Purchase Contracts				$16,516,044	$16,252,845	$110,442	$373,641

Lazard Emerging Markets Multi Asset Portfolio (continued)

Forward Currency Contracts open at September 30, 2015 (continued):

Currency	Counterparty	Expiration Date	Foreign Currency Amount	US $ Cost on Origination Date	US $ Current Value	Unrealized Appreciation	Unrealized Depreciation
Forward Currency Sale Contracts
BRL	BOA	10/02/15	86,942	$21,884	$21,930	$—	$46
BRL	BRC	10/02/15	83,470	21,010	21,054	—	44
BRL	BRC	10/02/15	84,210	21,196	21,241	—	45
BRL	BRC	10/02/15	422,146	106,257	106,482	—	225
BRL	BRC	10/02/15	684,810	172,371	172,736	—	365
BRL	BRC	10/02/15	1,126,187	311,955	284,068	27,887	—
BRL	BRC	11/04/15	422,146	103,538	105,314	—	1,776
BRL	CIT	02/18/16	1,937,780	619,001	466,873	152,128	—
BRL	CIT	09/21/16	725,517	169,000	165,124	3,876	—
BRL	JPM	10/02/15	334,493	88,373	84,372	4,001	—
BRL	JPM	10/02/15	422,146	106,257	106,482	—	225
BRL	JPM	10/02/15	466,187	122,487	117,590	4,897	—
BRL	JPM	10/02/15	470,413	122,487	118,656	3,831	—
BRL	JPM	10/02/15	684,810	172,371	172,736	—	365
BRL	JPM	11/04/15	422,146	103,513	105,315	—	1,802
BRL	SCB	10/02/15	270,749	71,626	68,293	3,333	—
BRL	SCB	10/02/15	377,934	99,339	95,330	4,009	—
BRL	SCB	10/02/15	381,411	99,339	96,207	3,132	—
BRL	SCB	10/02/15	422,146	106,257	106,482	—	225
BRL	SCB	10/02/15	570,263	149,793	143,842	5,951	—
BRL	SCB	10/02/15	684,810	172,371	172,736	—	365
BRL	SCB	11/04/15	422,146	103,569	105,315	—	1,746
BRL	UBS	10/02/15	422,147	106,257	106,482	—	225
BRL	UBS	11/04/15	422,147	103,607	105,315	—	1,708
CLP	BNP	10/22/15	139,450,000	200,000	199,983	17	—
CNH	SCB	04/14/16	2,208,583	333,673	340,606	—	6,933
COP	SCB	10/14/15	93,000,000	30,000	30,078	—	78
COP	SCB	10/14/15	94,890,000	30,000	30,690	—	690
COP	SCB	10/14/15	124,520,000	40,000	40,273	—	273
COP	SCB	10/14/15	187,950,000	60,000	60,787	—	787
EGP	BNP	10/07/15	738,700	90,973	93,542	—	2,569
EGP	CIT	10/08/15	705,500	86,884	89,187	—	2,303
EUR	JPM	10/26/15	168,685	190,573	188,557	2,016	—
EUR	JPM	10/26/15	1,124,882	1,244,778	1,257,393	—	12,615
EUR	JPM	11/04/15	266,000	300,064	297,376	2,688	—
EUR	JPM	11/04/15	362,000	410,917	404,700	6,217	—
EUR	JPM	11/04/15	367,000	412,727	410,290	2,437	—
HUF	JPM	10/13/15	110,836,624	393,694	394,994	—	1,300
IDR	BRC	10/27/15	1,807,486,678	124,269	122,200	2,069	—
IDR	JPM	10/27/15	1,807,486,678	124,483	122,200	2,283	—
INR	BRC	10/06/15	3,642,958	55,196	55,489	—	293
INR	BRC	10/14/15	4,699,669	70,933	71,481	—	548
INR	BRC	10/19/15	3,653,360	55,038	55,517	—	479
INR	JPM	10/06/15	3,642,958	55,213	55,489	—	276

Lazard Emerging Markets Multi Asset Portfolio (continued)

Forward Currency Contracts open at September 30, 2015 (continued):

Currency	Counterparty	Expiration Date	Foreign Currency Amount	US $ Cost on Origination Date	US $ Current Value	Unrealized Appreciation	Unrealized Depreciation
Forward Currency Sale Contracts (continued)
INR	JPM	10/14/15	4,481,063	$67,445	$68,156	$—	$711
INR	JPM	10/14/15	5,900,685	89,067	89,748	—	681
INR	JPM	10/19/15	5,542,709	83,600	84,227	—	627
INR	SCB	10/06/15	3,642,959	55,196	55,489	—	293
INR	SCB	10/14/15	3,492,262	52,555	53,117	—	562
INR	SCB	10/14/15	7,976,700	120,000	121,324	—	1,324
INR	SCB	10/19/15	3,648,990	54,963	55,450	—	487
INR	SCB	10/19/15	4,403,287	66,399	66,912	—	513
JPY	CIT	10/01/15	19,010,156	158,493	158,464	29	—
JPY	UBS	10/01/15	46,025,364	372,835	383,657	—	10,822
JPY	UBS	11/18/15	65,035,520	537,764	542,428	—	4,664
KZT	CIT	10/01/15	6,828,000	25,057	25,107	—	50
MXN	BRC	10/14/15	844,598	48,815	49,913	—	1,098
MXN	BRC	10/14/15	1,527,444	90,000	90,267	—	267
MXN	BRC	10/14/15	2,577,287	153,092	152,309	783	—
MXN	JPM	10/14/15	1,391,230	81,585	82,217	—	632
MXN	JPM	10/14/15	2,577,288	153,065	152,309	756	—
MXN	JPM	10/23/15	7,599,465	450,000	448,771	1,229	—
MXN	SCB	10/14/15	885,560	51,186	52,334	—	1,148
MXN	SCB	10/14/15	996,091	58,415	58,866	—	451
MXN	SCB	10/14/15	2,392,096	140,000	141,364	—	1,364
MXN	SCB	10/14/15	2,577,287	153,196	152,309	887	—
MXN	SCB	10/14/15	2,890,272	170,000	170,805	—	805
NGN	SCB	04/25/16	15,429,760	64,695	71,386	—	6,691
RON	JPM	10/08/15	757,304	189,932	191,514	—	1,582
RSD	CIT	01/13/16	12,948,280	121,182	119,057	2,125	—
RSD	CIT	01/13/16	25,536,410	227,241	234,802	—	7,561
RUB	BRC	10/14/15	1,446,549	21,014	22,060	—	1,046
RUB	JPM	10/14/15	15,142,817	220,107	230,927	—	10,820
RUB	JPM	10/14/15	15,142,817	219,934	230,927	—	10,993
TRY	BRC	10/14/15	522,627	171,482	172,045	—	563
TRY	JPM	10/08/15	613,206	218,581	202,243	16,338	—
TRY	JPM	11/04/15	511,763	166,902	167,374	—	472
TRY	JPM	11/04/15	901,316	293,319	294,779	—	1,460
TRY	JPM	11/05/15	1,200,252	415,787	392,427	23,360	—
TRY	SCB	10/14/15	522,628	171,753	172,046	—	293
TWD	BRC	11/19/15	3,263,575	100,205	99,133	1,072	—
TWD	JPM	11/19/15	10,369,729	318,139	314,988	3,151	—
TWD	SCB	11/19/15	140,788	4,336	4,277	59	—
TWD	SCB	11/19/15	1,830,038	56,176	55,589	587	—
UGX	SCB	10/19/15	646,826,000	174,347	174,036	311	—
UYU	CIT	10/29/15	6,839,360	232,000	232,494	—	494
UYU	JPM	10/05/15	3,651,480	126,000	125,423	577	—
ZAR	BRC	10/14/15	1,940,197	139,775	139,715	60	—

Lazard Emerging Markets Multi Asset Portfolio (concluded)

Forward Currency Contracts open at September 30, 2015 (concluded):

Currency	Counterparty	Expiration Date	Foreign Currency Amount	US $ Cost on Origination Date	US $ Current Value	Unrealized Appreciation	Unrealized Depreciation
Forward Currency Sale Contracts (concluded)
ZAR	CIT	11/04/15	987,737	$72,695	$70,871	$1,824	$—
ZAR	CIT	11/04/15	3,792,314	284,919	272,103	12,816	—
ZAR	JPM	11/04/15	5,188,416	366,000	372,274	—	6,274
ZAR	SCB	10/14/15	562,000	40,000	40,470	—	470
ZAR	SCB	10/14/15	695,225	50,000	50,064	—	64
ZAR	SCB	10/14/15	844,236	60,000	60,794	—	794
ZAR	SCB	10/14/15	980,882	70,000	70,634	—	634
ZAR	SCB	10/14/15	1,940,197	139,935	139,715	220	—
ZAR	UBS	10/14/15	1,940,198	139,859	139,715	144	—
Total Forward Currency Sale Contracts				$15,692,316	$15,510,232	297,100	115,016
Gross unrealized appreciation/depreciation on Forward Currency Purchase and Sale Contracts						$407,542	$488,657

Credit Default Swap Agreements open at September 30, 2015:

Referenced Obligation	Counterparty	Notional Amount	Expiration Date	Receive (Pay) Rate	Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
CDX EM 24	BRC	1,625,000	12/20/20	1.000%	$(209,765)	$(180,375)	$29,390
CDX EM 24	JPM	895,000	12/20/20	1.000	(115,533)	(99,345)	16,188
CDX EM 24	BOA	210,000	12/20/20	1.000	(27,108)	(23,163)	3,945
Total Credit Default Swap Agreements					$(352,406)	$(302,883)	$49,523

Description	Security Currency	Principal Amount (000)	Value
Lazard Emerging Markets Debt Portfolio
Corporate Bonds | 1.5%
Bulgaria | 0.1%
ContourGlobal Power Holdings SA:
7.125%, 06/01/19	USD	200	$201,500
7.125%, 06/01/19 (d)	USD	150	151,125
			352,625
China | 0.1%
BCP Singapore VI Cayman Financing Co., Ltd.:
8.000%, 04/15/21	USD	200	187,700
8.000%, 04/15/21 (d)	USD	135	126,697
			314,397
El Salvador | 0.1%
Agricola Senior Trust,
6.750%, 06/18/20 (d)	USD	405	403,947
Guatemala | 0.2%
Industrial Senior Trust,
5.500%, 11/01/22	USD	600	557,895
Russia | 0.2%
ALROSA Finance SA,
7.750%, 11/03/20	USD	575	603,779
South Africa | 0.6%
Transnet SOC, Ltd.,
9.500%, 05/13/21 (d)	ZAR	24,000	1,664,275
South Korea | 0.1%
SK E&S Co., Ltd.,
4.875%, 11/26/19 (e)	USD	225	223,313
Thailand | 0.1%
PTT Exploration & Production Public Co. Ltd.,
4.875%, 06/18/19 (e)	USD	425	417,031
Total Corporate Bonds
(Identified cost $5,274,037)			4,537,262
Foreign Government Obligations | 90.0%
Angola | 0.2%
Republic of Angola Northern Lights III BV,
7.000%, 08/16/19	USD	575	552,719
Argentina | 3.0%
Republic of Argentina:
8.750%, 06/02/17 (f)	USD	1,800	1,827,000
8.280%, 12/31/33 (f)	USD	4,732	4,825,727
2.500%, 12/31/38 (f)	USD	3,825	2,228,063
			8,880,790
Belize | 0.3%
Republic of Belize,
5.000%, 02/20/38 (g)	USD	1,370	1,013,800
Description	Security Currency	Principal Amount (000)	Value
Bolivia | 0.1%
Bolivia Government Bonds:
4.875%, 10/29/22	USD	275	$273,625
5.950%, 08/22/23	USD	125	129,844
			403,469
Brazil | 6.6%
Brazil Letras do Tesouro Nacional,
0.000%, 01/01/19	BRL	80,850	12,705,146
Brazil NTN-B,
6.000%, 08/15/50	BRL	2,428	1,383,600
Brazil NTN-F,
10.000%, 01/01/25	BRL	2,980	562,712
Federal Republic of Brazil:
4.875%, 01/22/21	USD	1,275	1,239,937
2.625%, 01/05/23	USD	2,000	1,632,500
4.250%, 01/07/25	USD	875	767,812
8.250%, 01/20/34	USD	1,344	1,397,760
			19,689,467
Chile | 0.1%
Republic of Chile,
5.500%, 08/05/20	CLP	110,000	163,619
Colombia | 3.8%
Colombian Titulos De Tesoreria:
10.000%, 07/24/24	COP	24,037,000	8,722,954
6.000%, 04/28/28	COP	855,000	225,395
Republic of Colombia:
4.375%, 07/12/21	USD	800	816,800
4.000%, 02/26/24	USD	420	408,030
7.375%, 09/18/37	USD	275	310,062
6.125%, 01/18/41	USD	800	796,000
			11,279,241
Costa Rica | 0.8%
Republic of Costa Rica:
4.250%, 01/26/23	USD	475	415,328
5.625%, 04/30/43	USD	650	491,563
7.000%, 04/04/44	USD	1,525	1,358,203
			2,265,094
Croatia | 1.2%
Croatia:
6.750%, 11/05/19	USD	1,735	1,891,150
6.000%, 01/26/24	USD	1,600	1,694,000
			3,585,150
Dominican Republic | 1.5%
Dominican Republic:
7.500%, 05/06/21	USD	1,205	1,301,400
5.500%, 01/27/25	USD	500	484,375
7.450%, 04/30/44	USD	2,500	2,565,625
			4,351,400

Description	Security Currency	Principal Amount (000)	Value
Lazard Emerging Markets Debt Portfolio (continued)
Ecuador | 0.8%
Republic of Ecuador:
10.500%, 03/24/20	USD	150	$113,250
10.500%, 03/24/20 (d)	USD	1,470	1,109,850
7.950%, 06/20/24	USD	725	514,750
7.950%, 06/20/24 (d)	USD	975	692,250
			2,430,100
Egypt | 0.9%
Arab Republic of Egypt:
5.750%, 04/29/20	USD	750	775,125
5.875%, 06/11/25 (d)	USD	2,025	1,922,231
			2,697,356
El Salvador | 0.7%
Republic of El Salvador:
7.375%, 12/01/19	USD	425	435,359
6.375%, 01/18/27	USD	200	176,000
6.375%, 01/18/27 (d)	USD	730	642,400
7.650%, 06/15/35	USD	920	821,675
			2,075,434
Ethiopia | 0.2%
Federal Democratic Republic of Ethiopia,
6.625%, 12/11/24	USD	550	507,375
Gabon | 0.2%
Gabonese Republic,
6.375%, 12/12/24	USD	840	699,300
Ghana | 0.8%
Republic of Ghana:
7.875%, 08/07/23	USD	1,300	1,086,150
8.125%, 01/18/26	USD	1,575	1,299,375
			2,385,525
Hungary | 5.1%
Hungary:
6.250%, 01/29/20	USD	200	224,954
6.375%, 03/29/21	USD	1,111	1,270,706
5.375%, 02/21/23	USD	1,060	1,158,050
5.750%, 11/22/23	USD	1,160	1,294,850
5.375%, 03/25/24	USD	720	781,200
7.625%, 03/29/41	USD	320	425,085
Hungary Government Bonds:
2.500%, 06/22/18	HUF	316,780	1,157,451
6.500%, 06/24/19	HUF	1,829,320	7,555,619
5.500%, 06/24/25	HUF	293,200	1,234,520
			15,102,435
Indonesia | 6.3%
Indonesia Government Bonds:
7.875%, 04/15/19	IDR	43,900,000	2,869,232
8.375%, 03/15/24	IDR	35,391,000	2,267,198
Description	Security Currency	Principal Amount (000)	Value
9.000%, 03/15/29	IDR	63,277,000	$4,108,686
8.375%, 03/15/34	IDR	57,792,000	3,486,258
Perusahaan Penerbit SBSN Indonesia III,
4.325%, 05/28/25 (d)	USD	1,550	1,437,935
Republic of Indonesia:
3.750%, 04/25/22	USD	450	429,075
3.375%, 04/15/23	USD	975	888,713
5.875%, 01/15/24	USD	920	975,660
4.125%, 01/15/25 (d)	USD	650	614,250
7.750%, 01/17/38	USD	1,370	1,618,655
			18,695,662
Iraq | 0.3%
Republic of Iraq,
5.800%, 01/15/28	USD	1,350	939,937
Ivory Coast | 2.3%
Ivory Coast,
5.750%, 12/31/32	USD	7,770	6,748,245
Kazakhstan | 1.3%
Republic of Kazakhstan:
3.875%, 10/14/24	USD	500	452,500
3.875%, 10/14/24 (d)	USD	1,085	981,925
4.875%, 10/14/44	USD	1,400	1,118,250
6.500%, 07/21/45 (d)	USD	1,420	1,343,675
			3,896,350
Kenya | 0.6%
Republic of Kenya,
6.875%, 06/24/24	USD	1,975	1,782,437
Lithuania | 0.8%
Republic of Lithuania,
6.625%, 02/01/22	USD	2,075	2,509,380
Malaysia | 4.5%
Malaysia Government Bonds:
3.654%, 10/31/19	MYR	18,330	4,134,909
4.048%, 09/30/21	MYR	24,080	5,442,411
3.795%, 09/30/22	MYR	7,880	1,758,581
3.955%, 09/15/25	MYR	9,250	2,071,689
			13,407,590
Mexico | 6.4%
Mexican Bonos:
5.000%, 12/11/19	MXN	157,338	9,276,110
10.000%, 12/05/24	MXN	71,642	5,415,773
10.000%, 11/20/36	MXN	34,993	2,824,814
United Mexican States:
6.750%, 09/27/34	USD	355	426,000
6.050%, 01/11/40	USD	680	748,000
4.750%, 03/08/44	USD	380	348,650
			19,039,347

Description	Security Currency	Principal Amount (000)	Value
Lazard Emerging Markets Debt Portfolio (continued)
Morocco | 0.3%
Kingdom of Morocco:
4.250%, 12/11/22	USD	625	$634,844
5.500%, 12/11/42	USD	300	298,500
			933,344
Mozambique | 0.1%
Republic of Mozambique,
6.305%, 09/11/20	USD	432	373,896
Nigeria | 0.4%
Republic of Nigeria:
5.125%, 07/12/18	USD	325	316,469
6.750%, 01/28/21	USD	775	738,187
6.375%, 07/12/23	USD	275	245,438
			1,300,094
Pakistan | 0.4%
Islamic Republic of Pakistan,
8.250%, 04/15/24	USD	1,025	1,074,999
Panama | 2.3%
Republic of Panama:
5.200%, 01/30/20	USD	725	787,531
4.000%, 09/22/24	USD	150	148,688
3.750%, 03/16/25	USD	1,025	995,531
7.125%, 01/29/26	USD	710	883,062
8.875%, 09/30/27	USD	465	645,188
9.375%, 04/01/29	USD	745	1,075,594
6.700%, 01/26/36	USD	1,875	2,240,625
			6,776,219
Paraguay | 0.8%
Republic of Paraguay:
4.625%, 01/25/23	USD	1,080	1,067,850
6.100%, 08/11/44 (d)	USD	1,210	1,185,800
			2,253,650
Peru | 1.3%
Republic of Peru:
4.125%, 08/25/27	USD	1,500	1,479,375
6.900%, 08/12/37	PEN	8,140	2,263,638
			3,743,013
Philippines | 1.0%
Republic of Philippines:
10.625%, 03/16/25	USD	325	514,638
3.625%, 09/09/25	PHP	35,000	738,084
7.750%, 01/14/31	USD	895	1,270,676
3.950%, 01/20/40	USD	540	546,750
			3,070,148
Poland | 6.2%
Poland Government Bonds:
4.750%, 10/25/16	PLN	7,890	2,142,570
5.500%, 10/25/19	PLN	27,873	8,268,419
Description	Security Currency	Principal Amount (000)	Value
5.750%, 09/23/22	PLN	8,000	$2,518,953
3.250%, 07/25/25	PLN	4,360	1,188,340
Republic of Poland:
6.375%, 07/15/19	USD	1,150	1,333,793
5.125%, 04/21/21	USD	650	732,212
5.000%, 03/23/22	USD	975	1,091,483
3.000%, 03/17/23	USD	510	509,296
4.000%, 01/22/24	USD	650	688,266
			18,473,332
Romania | 1.6%
Romania Government Bonds:
5.750%, 04/29/20	RON	1,430	410,841
5.950%, 06/11/21	RON	6,720	1,962,043
6.750%, 02/07/22	USD	1,430	1,690,975
4.375%, 08/22/23	USD	1	1,045
6.125%, 01/22/44	USD	660	768,900
			4,833,804
Russia | 4.5%
Russia Foreign Bonds:
5.000%, 04/29/20	USD	900	930,938
4.875%, 09/16/23	USD	1,200	1,210,500
12.750%, 06/24/28	USD	600	946,500
7.500%, 03/31/30 (g)	USD	1,022	1,203,474
5.625%, 04/04/42	USD	2,000	1,875,000
Russia Government Bonds - OFZ:
7.500%, 02/27/19	RUB	181,780	2,512,894
7.600%, 07/20/22	RUB	144,490	1,866,681
7.000%, 01/25/23	RUB	97,440	1,202,846
7.000%, 08/16/23	RUB	73,000	890,577
7.050%, 01/19/28	RUB	63,690	735,564
			13,374,974
Rwanda | 0.5%
Republic of Rwanda,
6.625%, 05/02/23	USD	1,600	1,519,648
Senegal | 0.4%
Republic of Senegal:
8.750%, 05/13/21	USD	525	550,462
6.250%, 07/30/24	USD	725	655,219
			1,205,681
Serbia | 0.7%
Republic of Serbia,
5.875%, 12/03/18	USD	2,085	2,197,069
Slovenia | 2.0%
Republic of Slovenia:
5.850%, 05/10/23	USD	3,100	3,548,674
5.250%, 02/18/24	USD	2,050	2,269,813
			5,818,487
South Africa | 5.8%
Republic of South Africa:
8.250%, 09/15/17	ZAR	24,150	1,774,388

Description	Security Currency	Principal Amount (000)	Value
Lazard Emerging Markets Debt Portfolio (continued)
5.500%, 03/09/20	USD	1,725	$1,841,437
6.750%, 03/31/21	ZAR	10,380	705,845
4.665%, 01/17/24	USD	750	745,125
10.500%, 12/21/26	ZAR	93,180	7,712,806
8.250%, 03/31/32	ZAR	54,860	3,734,921
6.250%, 03/08/41	USD	600	636,600
			17,151,122
Tanzania | 0.3%
United Republic of Tanzania,
6.538%, 03/09/20	USD	1,000	967,500
Thailand | 3.3%
Thailand Government Bonds:
3.875%, 06/13/19	THB	189,960	5,586,266
3.850%, 12/12/25	THB	142,310	4,301,255
			9,887,521
Turkey | 4.7%
Republic of Turkey,
7.000%, 03/11/19	USD	1,150	1,267,300
Turkey Government Bonds:
9.000%, 01/27/16	TRY	7,596	2,495,719
9.000%, 03/08/17	TRY	1,915	614,945
6.300%, 02/14/18	TRY	9,530	2,839,139
8.000%, 03/12/25	TRY	24,870	6,897,030
			14,114,133
Ukraine | 2.5%
Ukraine Government Bonds:
6.250%, 06/17/16	USD	2,075	1,639,250
9.250%, 07/24/17	USD	1,500	1,194,375
6.750%, 11/14/17	USD	1,550	1,234,575
7.750%, 09/23/20	USD	3,325	2,693,250
7.800%, 11/28/22	USD	525	418,163
7.500%, 04/17/23	USD	525	421,312
			7,600,925
Uruguay | 1.1%
Republica Orient Uruguay:
4.500%, 08/14/24	USD	1,110	1,123,875
7.875%, 01/15/33	USD	450	564,750
5.100%, 06/18/50	USD	1,725	1,502,906
			3,191,531
Venezuela | 0.9%
Republic of Venezuela:
5.750%, 02/26/16	USD	1,010	855,975
6.000%, 12/09/20	USD	1,300	435,500
9.000%, 05/07/23	USD	1,650	573,375
8.250%, 10/13/24	USD	1,625	552,500
7.650%, 04/21/25	USD	726	245,025
7.000%, 03/31/38	USD	382	125,105
			2,787,480
Description	Security Currency	Principal Amount (000)	Value
Zambia | 0.1%
Republic of Zambia:
5.375%, 09/20/22	USD	250	$179,000
8.500%, 04/14/24	USD	195	157,463
			336,463
Total Foreign Government Obligations
(Identified cost $299,748,008)			268,086,255
Quasi Government Bonds | 2.9%
Colombia | 0.2%
Emgesa SA ESP,
8.750%, 01/25/21	COP	1,000,000	328,712
Empresas Publicas de Medellin ESP,
8.375%, 02/01/21	COP	1,170,000	381,267
			709,979
Ecuador | 0.1%
EP Petroecuador,
5.957%, 09/24/19	USD	514	392,286
Kazakhstan | 0.8%
KazMunayGas National Co. JSC,
9.125%, 07/02/18	USD	2,050	2,229,375
Mexico | 0.5%
Petroleos Mexicanos:
8.000%, 05/03/19	USD	740	839,456
5.500%, 06/27/44	USD	475	382,423
5.500%, 06/27/44 (d)	USD	455	361,725
			1,583,604
South Africa | 0.2%
Eskom Holdings, Ltd.,
7.850%, 04/02/26	ZAR	9,000	591,996
Tunisia | 0.2%
Banque Centrale de Tunisie SA,
5.750%, 01/30/25	USD	560	536,340
Venezuela | 0.9%
Petroleos de Venezuela SA:
5.000%, 10/28/15	USD	465	466,163
5.250%, 04/12/17	USD	893	405,958
8.500%, 11/02/17	USD	575	384,531
6.000%, 05/16/24	USD	450	147,938
9.750%, 05/17/35	USD	1,850	677,100
5.500%, 04/12/37	USD	1,570	496,512
			2,578,202
Total Quasi Government Bonds (Identified cost $10,868,863)			8,621,782

Lazard Emerging Markets Debt Portfolio (continued)

Description	Shares	Value
Short-Term Investment | 0.8%
State Street Institutional Treasury Money Market Fund (Identified cost $2,253,809)	2,253,809	$2,253,809
Total Investments | 95.2% (Identified cost $318,144,717) (b), (h)		$283,499,108
Cash and Other Assets in Excess of Liabilities | 4.8%		14,267,118
Net Assets | 100.0%		$297,766,226

Lazard Emerging Markets Debt Portfolio (concluded)

Forward Currency Contracts open at September 30, 2015:

Currency	Counterparty	Expiration Date	Foreign Currency Amount	US $ Cost on Origination Date	US $ Current Value	Unrealized Appreciation	Unrealized Depreciation
Forward Currency Purchase Contracts
INR	BRC	10/19/15	63,967,560	$957,498	$972,052	$14,554	$—
INR	SCB	10/19/15	145,142,043	2,172,502	2,205,580	33,078	—
INR	SCB	10/19/15	261,992,210	3,970,000	3,981,237	11,237	—
Total Forward Currency Purchase Contracts				$7,100,000	$7,158,869	$58,869	$—
Forward Currency Sale Contracts
INR	SCB	10/19/15	52,649,550	$790,000	$800,063	$—	$10,063
INR	SCB	10/19/15	108,093,450	1,630,000	1,642,589	—	12,589
INR	SCB	10/26/15	50,418,400	760,000	765,186	—	5,186
Total Forward Currency Sale Contracts				$3,180,000	$3,207,838	—	27,838
Gross unrealized appreciation/depreciation on Forward Currency Purchase and Sale Contracts						$58,869	$27,838

Description	Security Currency	Principal Amount (000)	Value
Lazard Explorer Total Return Portfolio
Corporate Bonds | 8.5%
Argentina | 0.4%
YPF SA:
8.750%, 04/04/24	USD	750	$669,375
8.500%, 07/28/25	USD	500	433,750
			1,103,125
Brazil | 0.5%
Globo Comunicacao e Participacoes SA, 4.843%, 06/08/25 (d)	USD	325	281,938
Petrobras Global Finance BV, 6.850%, 06/05/15	USD	1,825	1,163,675
			1,445,613
Bulgaria | 0.3%
ContourGlobal Power Holdings SA:
7.125%, 06/01/19	USD	200	201,500
7.125%, 06/01/19 (d)	USD	550	554,125
			755,625
Chile | 0.3%
AES Gener SA, 5.000%, 07/14/25 (d)	USD	350	356,125
Colbun SA, 4.500%, 07/10/24	USD	425	420,346
			776,471
China | 1.0%
Agile Property Holdings, Ltd., 9.875%, 03/20/17	USD	300	308,625
BCP Singapore VI Cayman Financing Co., Ltd., 8.000%, 04/15/21	USD	800	750,800
Country Garden Holdings Co., Ltd., 7.250%, 04/04/21	USD	575	585,063
ENN Energy Holdings, Ltd., 6.000%, 05/13/21	USD	575	629,438
Green Dragon Gas, Ltd., 10.000%, 11/20/17	USD	400	392,000
			2,665,926
Colombia | 0.2%
Millicom International Cellular SA:
6.000%, 03/15/25	USD	425	386,750
6.000%, 03/15/25 (d)	USD	275	250,250
			637,000
Georgia | 0.3%
Bank of Georgia JSC, 7.750%, 07/05/17	USD	850	877,625
Guatemala | 0.4%
Comcel Trust, 6.875%, 02/06/24	USD	525	521,063
Description	Security Currency	Principal Amount (000)	Value
Industrial Senior Trust, 5.500%, 11/01/22	USD	575	$534,649
			1,055,712
India | 0.5%
Bharti Airtel International Netherlands BV, 5.125%, 03/11/23	USD	375	395,977
GCX, Ltd., 7.000%, 08/01/19	USD	625	593,125
Greenko Dutch BV, 8.000%, 08/01/19	USD	375	384,193
			1,373,295
Indonesia | 0.4%
PT Berau Coal Energy Tbk, 7.250%, 03/13/17	USD	1,350	502,463
Theta Capital Pte, Ltd., 6.125%, 11/14/20	USD	450	408,150
			910,613
Iraq | 0.5%
Genel Energy Finance PLC, 7.500%, 05/14/19	USD	1,600	1,324,000
Mexico | 0.5%
Credito Real SAB de CV, 7.500%, 03/13/19	USD	575	569,250
Sixsigma Networks Mexico SA de CV, 8.250%, 11/07/21	USD	775	730,437
			1,299,687
Panama | 0.7%
Global Bank Corp., 5.125%, 10/30/19	USD	650	659,181
Sable International Finance, Ltd., 6.875%, 08/01/22 (d)	USD	1,125	1,127,813
			1,786,994
Paraguay | 0.3%
Telefonica Celular del Paraguay SA, 6.750%, 12/13/22	USD	750	723,750
Peru | 0.2%
Banco de Credito del Peru, 6.125%, 04/24/27	USD	375	385,500
Russia | 0.3%
Sberbank of Russia Via SB Capital SA, 5.717%, 06/16/21	USD	450	451,854
Sibur Securities, Ltd., 3.914%, 01/31/18	USD	425	410,125
			861,979
South Africa | 0.4%
Myriad International Holdings BV, 5.500%, 07/21/25 (d)	USD	425	417,775

Description	Security Currency	Principal Amount (000)	Value
Lazard Explorer Total Return Portfolio (continued)
Petra Diamonds US Treasury PLC, 8.250%, 05/31/20 (d)	USD	525	$499,406
			917,181
Thailand | 0.5%
PTT Exploration & Production Public Co. Ltd., 4.875%, 06/18/19 (e)	USD	1,225	1,202,031
Turkey | 0.4%
Akbank TAS, 5.000%, 10/24/22	USD	425	402,687
Turkiye Halk Bankasi AS, 4.750%, 02/11/21 (d)	USD	375	352,500
Turkiye Sise ve Cam Fabrikalari AS, 4.250%, 05/09/20	USD	300	285,000
			1,040,187
United States | 0.3%
Terraform Global Operating LLC, 9.750%, 08/15/22 (d)	USD	900	724,500
Uruguay | 0.1%
Navios South American Logistics, Inc., 7.250%, 05/01/22	USD	221	200,005
Total Corporate Bonds
(Identified cost $23,975,395)			22,066,819
Foreign Government Obligations | 57.8%
Angola | 0.5%
Republic of Angola Northern Lights III BV, 7.000%, 08/16/19	USD	1,425	1,369,781
Argentina | 4.0%
Republic of Argentina:
8.750%, 06/02/17 (f)	USD	1,425	1,446,375
8.280%, 12/31/33 (f)	USD	6,519	6,666,165
2.500%, 12/31/38 (f)	USD	4,175	2,431,937
			10,544,477
Belize | 0.5%
Republic of Belize, 5.000%, 02/20/38 (g)	USD	1,875	1,387,500
Bolivia | 0.5%
Bolivia Government Bonds:
4.875%, 10/29/22	USD	390	388,050
5.950%, 08/22/23	USD	1,000	1,038,750
			1,426,800
Brazil | 1.4%
Brazil Letras do Tesouro Nacional, 0.000%, 01/01/19	BRL	15,740	2,473,457
Brazil NTN-B, 6.000%, 08/15/50	BRL	1,900	1,082,706
			3,556,163
Description	Security Currency	Principal Amount (000)	Value
Congo | 1.5%
Republic of Congo, 4.000%, 06/30/29 (g)	USD	4,711	$3,924,305
Costa Rica | 0.5%
Republic of Costa Rica:
4.250%, 01/26/23	USD	750	655,782
5.625%, 04/30/43	USD	805	608,781
			1,264,563
Croatia | 1.5%
Croatia:
6.250%, 04/27/17	USD	250	262,062
6.750%, 11/05/19	USD	1,365	1,487,850
6.625%, 07/14/20	USD	1,025	1,115,969
5.500%, 04/04/23	USD	925	951,594
			3,817,475
Dominican Republic | 1.3%
Dominican Republic:
7.500%, 05/06/21	USD	100	108,000
5.500%, 01/27/25	USD	550	532,813
5.500%, 01/27/25 (d)	USD	600	581,250
6.850%, 01/27/45	USD	625	603,906
6.850%, 01/27/45 (d)	USD	1,500	1,449,375
			3,275,344
Ecuador | 0.3%
Republic of Ecuador, 10.500%, 03/24/20 (d)	USD	1,205	909,775
Egypt | 0.5%
Arab Republic of Egypt, 5.875%, 06/11/25 (d)	USD	1,325	1,257,756
El Salvador | 0.5%
Republic of El Salvador:
7.375%, 12/01/19	USD	580	594,138
6.375%, 01/18/27	USD	525	462,000
6.375%, 01/18/27 (d)	USD	275	242,000
			1,298,138
Ethiopia | 0.5%
Federal Democratic Republic of Ethiopia, 6.625%, 12/11/24	USD	1,425	1,314,562
Ghana | 1.0%
Republic of Ghana:
7.875%, 08/07/23	USD	1,575	1,315,912
8.125%, 01/18/26	USD	1,550	1,278,750
			2,594,662
Hungary | 2.0%
Hungary:
6.375%, 03/29/21	USD	850	972,188
5.750%, 11/22/23	USD	1,910	2,132,037

Description	Security Currency	Principal Amount (000)	Value
Lazard Explorer Total Return Portfolio (continued)
7.625%, 03/29/41	USD	1,530	$2,032,437
			5,136,662
Indonesia | 3.7%
Indonesia Government Bonds:
8.375%, 09/15/26	IDR	11,450,000	725,688
8.375%, 03/15/34	IDR	54,060,000	3,261,128
Perusahaan Penerbit SBSN Indonesia III, 4.325%, 05/28/25 (d)	USD	3,100	2,875,870
Republic of Indonesia:
3.375%, 04/15/23	USD	625	569,688
8.500%, 10/12/35	USD	375	472,781
7.750%, 01/17/38	USD	470	555,305
5.250%, 01/17/42	USD	200	179,400
6.750%, 01/15/44	USD	775	822,856
5.125%, 01/15/45	USD	200	175,950
			9,638,666
Ivory Coast | 2.7%
Ivory Coast:
6.375%, 03/03/28	USD	1,700	1,517,250
6.375%, 03/03/28 (d)	USD	1,105	986,212
5.750%, 12/31/32	USD	5,290	4,594,365
			7,097,827
Kazakhstan | 1.0%
Republic of Kazakhstan:
3.875%, 10/14/24	USD	300	271,500
4.875%, 10/14/44	USD	225	179,719
6.500%, 07/21/45 (d)	USD	2,170	2,053,362
			2,504,581
Kenya | 0.5%
Republic of Kenya:
5.875%, 06/24/19	USD	400	386,500
6.875%, 06/24/24	USD	975	879,938
			1,266,438
Lithuania | 1.0%
Republic of Lithuania, 6.625%, 02/01/22	USD	2,100	2,539,614
Mexico | 5.1%
Mexican Bonos:
5.000%, 12/11/19	MXN	94,060	5,545,456
10.000%, 12/05/24	MXN	102,257	7,730,112
			13,275,568
Mozambique | 0.4%
Republic of Mozambique, 6.305%, 09/11/20	USD	1,342	1,161,046
Nigeria | 0.8%
Republic of Nigeria:
Description	Security Currency	Principal Amount (000)	Value
5.125%, 07/12/18	USD	300	$292,125
6.750%, 01/28/21	USD	925	881,062
6.375%, 07/12/23	USD	975	870,188
			2,043,375
Pakistan | 0.7%
Islamic Republic of Pakistan, 8.250%, 04/15/24	USD	1,800	1,887,804
Panama | 2.0%
Republic of Panama:
4.000%, 09/22/24	USD	375	371,719
3.750%, 03/16/25	USD	1,900	1,845,375
6.700%, 01/26/36	USD	2,475	2,957,625
			5,174,719
Paraguay | 1.0%
Republic of Paraguay:
4.625%, 01/25/23	USD	650	642,687
6.100%, 08/11/44	USD	1,410	1,381,800
6.100%, 08/11/44 (d)	USD	550	539,000
			2,563,487
Portugal | 3.9%
Republic of Portugal:
5.125%, 10/15/24	USD	6,835	7,276,678
5.125%, 10/15/24 (d)	USD	2,775	2,954,320
			10,230,998
Romania | 0.7%
Romania Government Bonds:
6.750%, 02/07/22	USD	950	1,123,375
6.125%, 01/22/44	USD	700	815,500
			1,938,875
Russia | 2.5%
Russia Foreign Bonds:
4.875%, 09/16/23	USD	1,400	1,412,250
5.625%, 04/04/42	USD	1,400	1,312,500
Russia Government Bonds - OFZ:
7.500%, 02/27/19	RUB	62,440	863,159
6.700%, 05/15/19	RUB	71,000	949,311
7.000%, 08/16/23	RUB	172,800	2,108,105
			6,645,325
Rwanda | 0.8%
Republic of Rwanda, 6.625%, 05/02/23	USD	2,115	2,008,785
Senegal | 0.5%
Republic of Senegal, 8.750%, 05/13/21	USD	1,250	1,310,625
Serbia | 0.5%
Republic of Serbia:
5.875%, 12/03/18	USD	200	210,750
4.875%, 02/25/20	USD	500	508,750

Description	Security Currency	Principal Amount (000)	Value
Lazard Explorer Total Return Portfolio (continued)
7.250%, 09/28/21	USD	525	$591,938
			1,311,438
Slovenia | 3.5%
Republic of Slovenia:
5.850%, 05/10/23	USD	500	572,367
5.250%, 02/18/24	USD	7,640	8,459,203
			9,031,570
South Africa | 3.6%
Republic of South Africa:
7.250%, 01/15/20	ZAR	19,000	1,338,278
10.500%, 12/21/26	ZAR	76,440	6,327,183
8.250%, 03/31/32	ZAR	27,220	1,853,163
			9,518,624
Turkey | 0.9%
Turkey Government Bond, 9.000%, 03/08/17	TRY	7,080	2,273,529
Ukraine | 3.0%
Ukraine Government Bonds:
6.875%, 09/23/15	USD	250	208,750
6.250%, 06/17/16	USD	470	371,300
6.580%, 11/21/16	USD	250	197,813
9.250%, 07/24/17	USD	3,700	2,946,125
6.750%, 11/14/17	USD	260	207,090
7.750%, 09/23/20	USD	1,875	1,518,750
7.800%, 11/28/22	USD	2,840	2,262,060
7.500%, 04/17/23	USD	325	260,812
			7,972,700
Uruguay | 1.4%
Republica Orient Uruguay:
4.500%, 08/14/24	USD	575	582,187
7.625%, 03/21/36	USD	675	837,844
5.100%, 06/18/50	USD	2,675	2,330,594
			3,750,625
Venezuela | 1.1%
Republic of Venezuela:
6.000%, 12/09/20	USD	1,200	402,000
12.750%, 08/23/22	USD	675	291,938
9.000%, 05/07/23	USD	1,450	503,875
8.250%, 10/13/24	USD	1,625	552,500
7.650%, 04/21/25	USD	1,225	413,437
11.750%, 10/21/26	USD	775	302,250
9.250%, 09/15/27	USD	825	323,812
			2,789,812
Total Foreign Government Obligations
(Identified cost $160,670,029)			151,013,994
Description	Security Currency	Principal Amount (000)	Value
Quasi Government Bonds | 2.1%
Ecuador | 0.1%
EP Petroecuador, 5.957%, 09/24/19	USD	291	$221,727
Tunisia | 1.0%
Banque Centrale de Tunisie SA:
5.750%, 01/30/25	USD	400	383,100
5.750%, 01/30/25 (d)	USD	2,295	2,198,037
			2,581,137
Venezuela | 1.0%
Petroleos de Venezuela SA:
8.500%, 11/02/17	USD	1,550	1,036,562
12.750%, 02/17/22	USD	625	276,563
6.000%, 05/16/24	USD	1,725	567,094
6.000%, 11/15/26	USD	2,125	680,212
			2,560,431
Total Quasi Government Bonds
(Identified cost $6,224,239)			5,363,295
US Treasury Securities | 8.5%
US Treasury Notes:
1.625%, 07/31/20	USD	10,500	10,630,020
1.375%, 08/31/20	USD	11,630	11,644,083
Total US Treasury Securities
(Identified cost $22,117,317)			22,274,103

Description	Shares	Value
Warrant | 0.0%
Iraq | 0.0%
Gulf Keystone Petroleum, Ltd. Expires 04/18/17 (Identified cost $0)	96,000	$0
Short-Term Investment | 22.6%
State Street Institutional Treasury Money Market Fund (Identified cost $59,060,718)	59,060,718	59,060,718
Total Investments | 99.5% (Identified cost $272,047,698) (b), (h)		$259,778,929
Cash and Other Assets in Excess of Liabilities | 0.5%		1,281,106
Net Assets | 100.0%		$261,060,035

Lazard Explorer Total Return Portfolio (continued)

Forward Currency Contracts open at September 30, 2015:

Currency	Counterparty	Expiration Date	Foreign Currency Amount	US $ Cost on Origination Date	US $ Current Value	Unrealized Appreciation	Unrealized Depreciation
Forward Currency Purchase Contracts
BRL	BOA	10/02/15	3,256,367	$847,085	$821,381	$—	$25,704
BRL	BRC	10/02/15	900,284	212,101	227,086	14,985	—
BRL	BRC	10/02/15	908,270	222,430	229,101	6,671	—
BRL	BRC	10/02/15	3,624,326	898,890	914,195	15,305	—
BRL	BRC	10/02/15	5,374,142	1,491,698	1,355,566	—	136,132
BRL	BRC	10/02/15	12,212,296	3,073,900	3,080,413	6,513	—
BRL	JPM	10/02/15	2,822,286	710,384	711,889	1,505	—
BRL	JPM	10/02/15	3,624,326	898,668	914,195	15,527	—
BRL	JPM	10/02/15	3,781,296	951,772	953,789	2,017	—
BRL	JPM	10/02/15	3,815,572	960,400	962,435	2,035	—
BRL	JPM	10/02/15	5,374,141	1,492,112	1,355,566	—	136,546
BRL	SCB	10/02/15	2,284,442	575,006	576,224	1,218	—
BRL	SCB	10/02/15	3,065,467	771,594	773,229	1,635	—
BRL	SCB	10/02/15	3,093,668	778,692	780,342	1,650	—
BRL	SCB	10/02/15	3,624,326	899,113	914,195	15,082	—
BRL	SCB	10/02/15	4,609,623	1,160,267	1,162,725	2,458	—
BRL	SCB	10/02/15	5,374,142	1,492,299	1,355,566	—	136,733
BRL	UBS	10/02/15	3,624,326	899,493	914,195	14,702	—
COP	BRC	10/14/15	6,352,834,514	2,019,337	2,054,648	35,311	—
COP	SCB	10/14/15	6,352,834,514	2,019,465	2,054,648	35,183	—
INR	BRC	10/06/15	46,683,231	726,135	711,072	—	15,063
INR	BRC	10/14/15	92,670,099	1,385,099	1,409,496	24,397	—
INR	BRC	10/19/15	210,366,965	3,148,876	3,196,739	47,863	—
INR	BRC	11/16/15	31,072,294	467,253	469,798	2,545	—
INR	JPM	10/14/15	85,437,599	1,276,331	1,299,491	23,160	—
INR	JPM	11/16/15	31,072,294	467,253	469,798	2,545	—
INR	SCB	10/06/15	46,533,650	723,865	708,794	—	15,071
INR	SCB	10/14/15	92,670,099	1,385,306	1,409,496	24,190	—
INR	SCB	10/19/15	209,854,405	3,141,124	3,188,950	47,826	—
INR	SCB	11/16/15	31,072,293	467,253	469,798	2,545	—
INR	UBS	10/14/15	92,670,098	1,384,479	1,409,496	25,017	—
MXN	SCB	10/14/15	60,176,685	3,580,000	3,556,231	—	23,769
NGN	SCB	04/25/16	94,782,810	412,099	438,515	26,416	—
RUB	SCB	10/14/15	7,806,633	113,639	119,051	5,412	—
TRY	BRC	10/14/15	318,600	103,964	104,881	917	—
TWD	BRC	11/19/15	45,048,373	1,385,678	1,368,377	—	17,301
TWD	JPM	11/19/15	41,507,517	1,277,154	1,260,820	—	16,334
TWD	SCB	11/19/15	46,079,224	1,417,168	1,399,689	—	17,479
Total Forward Currency Purchase Contracts				$45,237,382	$45,101,880	$404,630	$540,132
Forward Currency Sale Contracts
BRL	BOA	10/02/15	3,256,367	$819,645	$821,382	$—	$1,737
BRL	BRC	10/02/15	900,284	226,606	227,086	—	480
BRL	BRC	10/02/15	908,270	228,616	229,100	—	484

Lazard Explorer Total Return Portfolio (continued)

Forward Currency Contracts open at September 30, 2015 (continued):

Currency	Counterparty	Expiration Date	Foreign Currency Amount	US $ Cost on Origination Date	US $ Current Value	Unrealized Appreciation	Unrealized Depreciation
Forward Currency Sale Contracts (continued)
BRL	BRC	10/02/15	3,624,326	$912,262	$914,195	$—	$1,933
BRL	BRC	10/02/15	5,374,142	1,352,700	1,355,566	—	2,866
BRL	BRC	10/02/15	12,212,296	3,382,814	3,080,413	302,401	—
BRL	BRC	11/04/15	3,624,326	888,925	904,175	—	15,250
BRL	JPM	10/02/15	2,822,286	745,651	711,890	33,761	—
BRL	JPM	10/02/15	3,624,326	912,262	914,195	—	1,933
BRL	JPM	10/02/15	3,781,296	993,509	953,789	39,720	—
BRL	JPM	10/02/15	3,815,572	993,510	962,435	31,075	—
BRL	JPM	10/02/15	5,374,141	1,352,700	1,355,566	—	2,866
BRL	JPM	11/04/15	3,624,326	888,707	904,175	—	15,468
BRL	SCB	10/02/15	2,284,442	604,350	576,225	28,125	—
BRL	SCB	10/02/15	3,065,467	805,747	773,229	32,518	—
BRL	SCB	10/02/15	3,093,668	805,748	780,343	25,405	—
BRL	SCB	10/02/15	3,624,326	912,262	914,195	—	1,933
BRL	SCB	10/02/15	4,609,623	1,210,831	1,162,725	48,106	—
BRL	SCB	10/02/15	5,374,142	1,352,700	1,355,566	—	2,866
BRL	SCB	11/04/15	3,624,326	889,187	904,175	—	14,988
BRL	UBS	10/02/15	3,624,326	912,262	914,195	—	1,933
BRL	UBS	11/04/15	3,624,326	889,514	904,175	—	14,661
COP	JPM	10/14/15	134,455,476	43,387	43,486	—	99
COP	SCB	10/14/15	113,372,991	36,613	36,667	—	54
COP	SCB	10/14/15	806,000,000	260,000	260,678	—	678
COP	SCB	10/14/15	822,380,000	260,000	265,976	—	5,976
COP	SCB	10/14/15	1,058,420,000	340,000	342,317	—	2,317
COP	SCB	10/14/15	1,159,025,000	370,000	374,855	—	4,855
IDR	BRC	10/27/15	16,257,692,963	1,117,752	1,099,143	18,609	—
IDR	JPM	10/27/15	16,257,692,962	1,119,676	1,099,143	20,533	—
INR	BRC	10/06/15	31,072,294	470,792	473,288	—	2,496
INR	BRC	10/14/15	33,485,144	505,398	509,303	—	3,905
INR	BRC	10/19/15	30,555,376	460,310	464,320	—	4,010
INR	JPM	10/06/15	31,072,294	470,935	473,289	—	2,354
INR	JPM	10/14/15	36,221,924	545,182	550,929	—	5,747
INR	JPM	10/14/15	42,042,383	634,602	639,457	—	4,855
INR	JPM	10/19/15	33,625,764	507,176	510,978	—	3,802
INR	SCB	10/06/15	31,072,293	470,792	473,288	—	2,496
INR	SCB	10/14/15	28,229,124	424,817	429,360	—	4,543
INR	SCB	10/14/15	63,148,875	950,000	960,484	—	10,484
INR	SCB	10/19/15	26,713,278	402,824	405,935	—	3,111
INR	SCB	10/19/15	30,518,821	459,690	463,764	—	4,074
MXN	BRC	10/14/15	7,094,626	410,042	419,268	—	9,226
MXN	BRC	10/14/15	12,898,416	760,000	762,251	—	2,251
MXN	BRC	10/14/15	22,058,147	1,310,263	1,303,559	6,704	—
MXN	JPM	10/14/15	11,129,837	652,680	657,734	—	5,054
MXN	JPM	10/14/15	22,058,147	1,310,030	1,303,559	6,471	—

Lazard Explorer Total Return Portfolio (concluded)

Forward Currency Contracts open at September 30, 2015 (concluded):

Currency	Counterparty	Expiration Date	Foreign Currency Amount	US $ Cost on Origination Date	US $ Current Value	Unrealized Appreciation	Unrealized Depreciation
Forward Currency Sale Contracts (concluded)
MXN	SCB	10/14/15	7,438,706	$429,958	$439,601	$—	$9,643
MXN	SCB	10/14/15	7,968,730	467,319	470,924	—	3,605
MXN	SCB	10/14/15	14,352,576	840,000	848,187	—	8,187
MXN	SCB	10/14/15	20,231,904	1,190,000	1,195,634	—	5,634
MXN	SCB	10/14/15	22,058,147	1,311,151	1,303,559	7,592	—
NGN	SCB	04/25/16	94,782,810	397,412	438,515	—	41,103
RUB	BRC	10/14/15	7,322,346	106,372	111,665	—	5,293
RUB	JPM	10/14/15	126,104,788	1,832,985	1,923,090	—	90,105
RUB	JPM	10/14/15	126,104,789	1,831,547	1,923,090	—	91,543
TRY	BRC	10/14/15	3,640,055	1,194,361	1,198,285	—	3,924
TRY	SCB	10/14/15	3,640,055	1,196,245	1,198,285	—	2,040
TWD	BRC	11/19/15	48,203,825	1,480,052	1,464,225	15,827	—
TWD	JPM	11/19/15	70,284,201	2,156,288	2,134,933	21,355	—
TWD	SCB	11/19/15	1,087,298	33,479	33,027	452	—
TWD	SCB	11/19/15	13,059,790	400,890	396,701	4,189	—
ZAR	BRC	10/14/15	15,387,999	1,108,578	1,108,100	478	—
ZAR	JPM	10/14/15	4,002,058	290,000	288,191	1,809	—
ZAR	SCB	10/14/15	5,198,500	370,000	374,347	—	4,347
ZAR	SCB	10/14/15	5,422,755	390,000	390,496	—	496
ZAR	SCB	10/14/15	5,885,292	420,000	423,804	—	3,804
ZAR	SCB	10/14/15	7,035,300	500,000	506,616	—	6,616
ZAR	SCB	10/14/15	15,387,999	1,109,845	1,108,100	1,745	—
ZAR	UBS	10/14/15	15,387,998	1,109,245	1,108,100	1,145	—
Total Forward Currency Sale Contracts				$56,539,196	$56,329,301	648,020	438,125
Gross unrealized appreciation/depreciation on Forward Currency Purchase and Sale Contracts						$1,052,650	$978,257

Credit Default Swap Agreements open at September 30, 2015:

Referenced Obligation	Counterparty	Notional Amount	Expiration Date	Receive (Pay) Rate	Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
CDX EM 24	BRC	17,025,000	12/20/20	1.000%	$(2,197,694)	$(1,889,775)	$307,919
CDX EM 24	JPM	5,105,000	12/20/20	1.000	(658,985)	(566,655)	92,330
Total Credit Default Swap Agreements					$(2,856,679)	$(2,456,430)	$400,249

Interest Rate Swap Agreement open at September 30, 2015:

Currency	Counterparty	Notional Amount	Expiration Date	Receive (Pay) Rate	Variable Rate	Unrealized Depreciation
BRL	JPM	6,370,787	01/02/19	14.67%	Brazil Cetip Interbank Deposit Rate	$51,852

Description	Security Currency	Principal Amount (000)	Value
Lazard Emerging Markets Income Portfolio
Foreign Government Obligations | 15.1%
Brazil | 2.7%
Brazil NTN-B, 6.000%, 08/15/16	BRL	220	$148,930
Brazil NTN-F, 10.000%, 01/01/17	BRL	940	228,899
			377,829
Hungary | 1.5%
Hungary Government Bonds:
4.000%, 04/25/18	HUF	36,500	138,515
7.500%, 11/12/20	HUF	14,700	65,055
			203,570
Indonesia | 0.3%
Indonesia Government Bond, 7.875%, 04/15/19	IDR	650,000	42,483
Mexico | 5.8%
Mexican Bonos:
4.750%, 06/14/18	MXN	6,100	362,175
6.500%, 06/10/21	MXN	2,150	133,176
Mexican Udibonos, 2.500%, 12/10/20	MXN	5,150	308,819
			804,170
Romania | 1.1%
Romania Government Bonds:
5.850%, 04/26/23	RON	520	152,677
5.800%, 07/26/27	RON	30	8,803
			161,480
South Africa | 3.7%
Republic of South Africa:
8.000%, 12/21/18	ZAR	1,620	118,123
7.250%, 01/15/20	ZAR	5,630	396,553
			514,676
Total Foreign Government Obligations
(Identified cost $2,365,444)			2,104,208
Supranationals | 0.2%
European Investment Bank, 7.200%, 07/09/19 (d) (Identified cost $51,175)	IDR	600,000	36,159
US Treasury Securities | 80.7%
US Treasury Notes:
0.250%, 10/15/15	USD	600	599,969
0.250%, 10/31/15	USD	600	600,023
1.250%, 10/31/15	USD	600	600,539
0.375%, 11/15/15	USD	615	615,156
0.250%, 11/30/15	USD	600	600,140
Description	Security Currency	Principal Amount (000)	Value
1.375%, 11/30/15	USD	615	$616,237
0.250%, 12/15/15	USD	600	600,187
0.250%, 12/31/15	USD	600	600,211
2.125%, 12/31/15	USD	500	502,539
0.375%, 01/15/16	USD	600	600,492
0.375%, 01/31/16	USD	500	500,430
2.000%, 01/31/16	USD	450	452,786
0.375%, 02/15/16	USD	500	500,459
2.125%, 02/29/16	USD	400	403,289
2.625%, 02/29/16	USD	450	454,614
0.375%, 03/15/16	USD	650	650,686
0.375%, 03/31/16	USD	650	650,661
2.250%, 03/31/16	USD	700	707,137
0.250%, 04/15/16	USD	500	500,177
0.375%, 04/30/16	USD	500	500,509
Total US Treasury Securities
(Identified cost $11,254,640)			11,256,241

Description	Shares	Value
Short-Term Investment | 11.7%
State Street Institutional Treasury Money Market Fund (Identified cost $1,628,848)	1,628,848	$1,628,848
Total Investments | 107.7% (Identified cost $15,300,107) (b), (h)		$15,025,456
Liabilities in Excess of Cash and Other Assets | (7.7)%		(1,070,397)
Net Assets | 100.0%		$13,955,059

Lazard Emerging Markets Income Portfolio (continued)

Forward Currency Contracts open at September 30, 2015:

Currency	Counterparty	Expiration Date	Foreign Currency Amount	US $ Cost on Origination Date	US $ Current Value	Unrealized Appreciation	Unrealized Depreciation
Forward Currency Purchase Contracts
BRL	CIT	10/21/15	681,578	$176,000	$170,801	$—	$5,199
BRL	CIT	02/18/16	39,240	12,000	9,454	—	2,546
BRL	CIT	02/18/16	66,234	20,000	15,958	—	4,042
BRL	CIT	02/18/16	79,855	25,000	19,240	—	5,760
BRL	CIT	02/18/16	543,056	162,000	130,840	—	31,160
BRL	JPM	02/18/16	118,524	35,000	28,556	—	6,444
CLP	BNP	11/24/15	155,160,300	226,000	221,816	—	4,184
CNH	HSB	10/14/15	2,266,247	358,000	355,839	—	2,161
CNY	CIT	07/13/16	960,840	153,000	147,259	—	5,741
CNY	HSB	11/30/15	949,420	148,000	148,391	391	—
CNY	HSB	11/30/15	2,283,575	350,000	356,915	6,915	—
CNY	JPM	10/13/15	1,318,150	205,000	207,076	2,076	—
CNY	SCB	11/09/15	7,092,800	1,100,000	1,111,115	11,115	—
COP	SCB	10/23/15	457,200,000	151,944	147,721	—	4,223
CZK	JPM	10/09/15	7,321,924	301,000	300,926	—	74
CZK	JPM	10/09/15	11,871,129	479,000	487,894	8,894	—
EUR	JPM	11/04/15	132,000	148,915	147,570	—	1,345
EUR	JPM	11/04/15	167,000	187,065	186,699	—	366
HUF	JPM	10/13/15	230,622,132	819,494	821,878	2,384	—
IDR	JPM	03/24/16	715,800,000	50,000	45,706	—	4,294
IDR	JPM	03/24/16	6,467,748,000	458,706	412,987	—	45,719
ILS	JPM	10/13/15	563,963	145,000	143,768	—	1,232
ILS	JPM	05/31/16	264,219	67,558	67,683	125	—
INR	JPM	11/13/15	13,782,150	205,000	208,844	3,844	—
INR	JPM	04/25/16	52,594,740	789,000	774,089	—	14,911
INR	JPM	07/13/16	15,496,430	229,000	225,038	—	3,962
INR	SCB	11/13/15	4,445,450	67,000	67,363	363	—
INR	SCB	11/13/15	12,070,800	180,000	182,912	2,912	—
JPY	CIT	10/01/15	18,985,037	158,284	158,255	—	29
KRW	CIT	10/15/15	1,670,146,110	1,401,000	1,408,336	7,336	—
MXN	BRC	10/23/15	10,223,153	604,959	603,707	—	1,252
MYR	JPM	10/26/15	1,310,688	313,000	298,418	—	14,582
PHP	BNP	10/21/15	13,079,160	282,000	279,566	—	2,434
PHP	SCB	11/25/15	8,037,000	171,000	171,356	356	—
PLN	JPM	11/04/15	1,018,440	270,000	267,729	—	2,271
PLN	JPM	11/04/15	1,219,710	327,000	320,639	—	6,361
RON	JPM	10/08/15	214,085	53,693	54,140	447	—
RUB	UBS	10/09/15	78,288,135	1,137,000	1,194,357	57,357	—
SGD	HSB	10/09/15	1,216,123	856,000	854,415	—	1,585
THB	SCB	10/26/15	19,910,790	552,847	548,099	—	4,748
TRY	JPM	10/08/15	1,650,957	598,151	544,505	—	53,646
TRY	JPM	11/04/15	432,150	145,520	141,336	—	4,184
TRY	JPM	11/04/15	593,296	199,783	194,039	—	5,744
TRY	JPM	11/05/15	435,163	153,000	142,278	—	10,722

Lazard Emerging Markets Income Portfolio (concluded)

Forward Currency Contracts open at September 30, 2015 (concluded):

Currency	Counterparty	Expiration Date	Foreign Currency Amount	US $ Cost on Origination Date	US $ Current Value	Unrealized Appreciation	Unrealized Depreciation
Forward Currency Purchase Contracts (concluded)
TRY	JPM	12/03/15	833,962	$275,999	$270,364	$—	$5,635
TRY	JPM	12/03/15	868,224	285,000	281,472	—	3,528
TWD	BRC	10/07/15	21,345,200	675,695	647,422	—	28,273
ZAR	CIT	11/04/15	2,299,880	169,266	165,019	—	4,247
Total Forward Currency Purchase Contracts				$15,877,879	$15,689,790	$104,515	$292,604
Forward Currency Sale Contracts
BRL	CIT	02/18/16	85,618	$26,000	$20,628	$5,372	$—
BRL	CIT	02/18/16	534,789	163,140	128,848	34,292	—
BRL	UBS	09/30/16	620,542	137,000	140,940	—	3,940
CNH	SCB	10/14/15	2,266,247	351,057	355,839	—	4,782
CNY	SCB	07/13/16	960,840	144,923	147,259	—	2,336
CZK	JPM	10/09/15	4,544,038	187,395	186,757	638	—
CZK	JPM	10/09/15	7,283,538	300,000	299,348	652	—
CZK	JPM	10/09/15	7,365,477	300,001	302,716	—	2,715
EUR	JPM	10/26/15	2,473	2,737	2,765	—	28
EUR	JPM	11/04/15	129,000	145,520	144,217	1,303	—
EUR	JPM	11/04/15	176,000	199,783	196,760	3,023	—
HUF	JPM	10/13/15	39,238,960	139,378	139,838	—	460
HUF	JPM	10/13/15	42,797,002	152,072	152,517	—	445
ILS	JPM	12/29/15	548,072	140,000	139,887	113	—
JPY	UBS	10/01/15	18,985,037	153,791	158,255	—	4,464
MXN	JPM	10/23/15	6,214,674	368,000	366,995	1,005	—
TRY	JPM	10/08/15	375,455	136,000	123,830	12,170	—
TRY	JPM	10/08/15	403,004	140,000	132,916	7,084	—
TRY	JPM	10/08/15	474,560	160,000	156,516	3,484	—
TRY	JPM	11/04/15	457,591	148,916	149,657	—	741
TRY	JPM	11/04/15	573,587	187,066	187,594	—	528
TWD	SCB	10/07/15	21,345,200	658,193	647,422	10,771	—
ZAR	CIT	11/04/15	5,589,195	419,919	401,030	18,889	—
Total Forward Currency Sale Contracts				$4,760,891	$4,682,534	98,796	20,439
Gross unrealized appreciation/depreciation on Forward Currency Purchase and Sale Contracts						$203,311	$313,043

Description	Principal Amount (000)	Value
Lazard US Corporate Income Portfolio
Corporate Bonds | 95.3%
Aerospace & Defense | 1.5%
Bombardier, Inc., 7.750%, 03/15/20 (d)	$975	$828,750
KLX, Inc., 5.875%, 12/01/22 (d)	1,400	1,361,934
Triumph Group, Inc., 4.875%, 04/01/21	1,400	1,309,000
		3,499,684
Automotive | 2.2%
FCA US LLC, 8.250%, 06/15/21	1,400	1,485,680
Schaeffler Finance BV, 4.750%, 05/15/21 (d)	1,850	1,822,250
The Goodyear Tire & Rubber Co., 8.250%, 08/15/20	1,775	1,848,219
		5,156,149
Building Materials | 2.3%
HD Supply, Inc., 5.250%, 12/15/21 (d)	1,500	1,507,500
Masco Corp., 6.125%, 10/03/16	1,500	1,556,280
USG Corp., 9.750%, 01/15/18	675	750,938
WESCO Distribution, Inc., 5.375%, 12/15/21	1,600	1,530,000
		5,344,718
Cable Television | 6.4%
Cable One, Inc., 5.750%, 06/15/22 (d)	1,750	1,724,625
Cablevision Systems Corp., 7.750%, 04/15/18	1,500	1,496,250
CCO Holdings LLC, 5.250%, 03/15/21	1,950	1,920,506
Cequel Communications Holdings I LLC, 6.375%, 09/15/20 (d)	1,800	1,698,750
DISH DBS Corp., 5.125%, 05/01/20	1,600	1,484,000
Mediacom Broadband LLC, 5.500%, 04/15/21	1,500	1,425,000
Unitymedia Hessen GmbH & Co. KG, 5.500%, 01/15/23 (d)	1,800	1,797,750
Videotron, Ltd., 5.000%, 07/15/22	1,808	1,780,880
Virgin Media Secured Finance PLC, 5.375%, 04/15/21 (d)	1,629	1,639,181
		14,966,942
Description	Principal Amount (000)	Value
Chemicals | 3.8%
Chemtura Corp., 5.750%, 07/15/21	$1,400	$1,382,500
Eagle Spinco, Inc., 4.625%, 02/15/21	1,400	1,184,778
Huntsman International LLC, 4.875%, 11/15/20	1,600	1,390,240
Mosaic Global Holdings, Inc., 7.300%, 01/15/28	775	975,737
Platform Specialty Products Corp., 6.500%, 02/01/22 (d)	1,700	1,462,000
Tronox Finance LLC, 6.375%, 08/15/20	1,400	889,000
WR Grace & Co-Conn, 5.125%, 10/01/21 (d)	1,700	1,678,750
		8,963,005
Communications Equipment | 1.3%
Belden, Inc., 5.500%, 09/01/22 (d)	1,750	1,693,125
CommScope, Inc., 5.000%, 06/15/21 (d)	1,500	1,466,250
		3,159,375
Computer Software & Services | 2.7%
Activision Blizzard, Inc., 5.625%, 09/15/21 (d)	1,400	1,473,500
First Data Corp.:
6.750%, 11/01/20 (d)	260	271,700
5.375%, 08/15/23 (d)	1,600	1,584,000
Nuance Communications, Inc., 5.375%, 08/15/20 (d)	1,373	1,369,567
VeriSign, Inc., 4.625%, 05/01/23	1,800	1,750,500
		6,449,267
Consumer Products | 0.6%
First Quality Finance Co., Inc., 4.625%, 05/15/21 (d)	1,500	1,395,000
Diversified | 1.3%
Amsted Industries, Inc., 5.000%, 03/15/22 (d)	1,700	1,674,500
Griffon Corp., 5.250%, 03/01/22	1,400	1,330,000
		3,004,500
Electric Generation | 1.8%
AES Corp., 7.375%, 07/01/21	1,095	1,136,063
Calpine Corp., 6.000%, 01/15/22 (d)	1,500	1,554,375

Description	Principal Amount (000)	Value
Lazard US Corporate Income Portfolio (continued)
TerraForm Power Operating LLC, 5.875%, 02/01/23 (d)	$1,712	$1,510,840
		4,201,278
Electronics | 0.6%
Amkor Technologies, Inc., 6.625%, 06/01/21	1,400	1,330,000
Energy Exploration & Production | 4.1%
Antero Resources Corp., 5.125%, 12/01/22	1,850	1,591,000
California Resources Corp., 5.500%, 09/15/21	1,050	640,500
Chesapeake Energy Corp., 5.375%, 06/15/21	1,000	667,500
Denbury Resources, Inc., 5.500%, 05/01/22	1,400	829,500
EP Energy LLC, 9.375%, 05/01/20	1,600	1,376,000
Range Resources Corp., 5.000%, 08/15/22	1,700	1,504,500
Whiting Petroleum Corp., 5.750%, 03/15/21	1,750	1,514,625
WPX Energy, Inc., 6.000%, 01/15/22	1,700	1,462,000
		9,585,625
Energy Services | 1.6%
Hornbeck Offshore Services, Inc., 5.000%, 03/01/21	1,600	1,204,000
PBF Holding Co. LLC, 8.250%, 02/15/20	900	920,700
Targa Resources Partners LP, 5.250%, 05/01/23	1,800	1,597,500
		3,722,200
Environmental | 1.1%
Clean Harbors, Inc., 5.250%, 08/01/20	1,750	1,785,000
Darling Ingredients, Inc., 5.375%, 01/15/22	850	833,000
		2,618,000
Financial Services | 1.7%
Aircastle, Ltd., 5.125%, 03/15/21	1,500	1,503,750
Icahn Enterprises LP, 6.000%, 08/01/20	1,500	1,545,000
International Lease Finance Corp.:
5.750%, 05/15/16	500	507,500
8.750%, 03/15/17	500	537,500
		4,093,750
Description	Principal Amount (000)	Value
Food & Beverages | 2.4%
B&G Foods, Inc., 4.625%, 06/01/21	$1,500	$1,443,750
Constellation Brands, Inc., 7.250%, 05/15/17	950	1,018,875
Post Holdings, Inc., 7.375%, 02/15/22	1,650	1,678,875
TreeHouse Foods, Inc., 4.875%, 03/15/22	1,500	1,432,500
		5,574,000
Forest & Paper Products | 1.5%
Cascades, Inc., 5.500%, 07/15/22 (d)	1,500	1,425,000
Smurfit Kappa Acquisitions, 4.875%, 09/15/18 (d)	1,050	1,078,875
Smurfit Kappa Treasury Funding, Ltd., 7.500%, 11/20/25	750	913,125
		3,417,000
Gaming | 3.5%
GLP Capital LP, 4.875%, 11/01/20	1,500	1,518,750
International Game Technology PLC:
5.625%, 02/15/20 (d)	250	242,500
6.250%, 02/15/22 (d)	1,450	1,348,500
MGM Resorts International, 6.625%, 12/15/21	1,000	1,025,000
Pinnacle Entertainment, Inc., 6.375%, 08/01/21	1,250	1,322,912
Scientific Games Corp., 8.125%, 09/15/18	350	325,500
Scientific Games International, Inc., 6.250%, 09/01/20	750	538,125
Wynn Las Vegas LLC, 5.375%, 03/15/22	2,007	1,848,949
		8,170,236
Gas Distribution | 5.6%
AmeriGas Finance LLC, 6.750%, 05/20/20	1,525	1,544,062
Energy Transfer Equity LP, 7.500%, 10/15/20	1,250	1,259,375
Ferrellgas LP, 6.500%, 05/01/21	500	467,500
Ferrellgas Partners LP, 8.625%, 06/15/20	520	520,000
Kinder Morgan, Inc.:
7.000%, 06/15/17	650	692,923
5.000%, 02/15/21 (d)	1,275	1,297,298
Regency Energy Partners LP, 5.750%, 09/01/20	1,300	1,395,419

Description	Principal Amount (000)	Value
Lazard US Corporate Income Portfolio (continued)
Rockies Express Pipeline LLC, 6.850%, 07/15/18 (d)	$1,450	$1,450,000
Suburban Propane Partners LP, 7.375%, 08/01/21	1,531	1,596,067
Sunoco LP, 6.375%, 04/01/23 (d)	1,700	1,661,750
Tesoro Logistics LP, 6.125%, 10/15/21	1,383	1,358,798
		13,243,192
Health Services | 5.4%
Community Health Systems, Inc., 8.000%, 11/15/19	1,400	1,456,875
Fresenius Medical Care US Finance II, Inc., 5.625%, 07/31/19 (d)	1,097	1,171,048
Grifols Worldwide Operations, Ltd., 5.250%, 04/01/22	1,475	1,463,937
HCA, Inc., 6.500%, 02/15/20	1,600	1,744,000
HealthSouth Corp., 5.125%, 03/15/23	1,801	1,733,462
Hill-Rom Holdings, Inc., 5.750%, 09/01/23 (d)	1,800	1,804,500
LifePoint Health, Inc., 5.500%, 12/01/21	1,400	1,412,250
Tenet Healthcare Corp.:
4.750%, 06/01/20	700	707,000
4.375%, 10/01/21	1,250	1,218,750
		12,711,822
Leisure & Entertainment | 4.2%
ACCO Brands Corp., 6.750%, 04/30/20	1,750	1,820,000
Cedar Fair LP, 5.250%, 03/15/21	1,800	1,822,500
Cinemark USA, Inc., 4.875%, 06/01/23	1,800	1,723,500
Regal Entertainment Group, 5.750%, 03/15/22	1,450	1,424,625
RHP Hotel Properties LP, 5.000%, 04/15/23	1,775	1,766,125
Six Flags Entertainment Corp., 5.250%, 01/15/21 (d)	1,400	1,400,000
		9,956,750
Machinery | 1.1%
Terex Corp., 6.500%, 04/01/20	1,600	1,624,000
Description	Principal Amount (000)	Value
The Manitowoc Co., Inc., 8.500%, 11/01/20	$1,000	$1,045,000
		2,669,000
Media | 8.0%
AMC Networks, Inc., 4.750%, 12/15/22	1,500	1,413,750
Clear Channel Worldwide Holdings, Inc., 6.500%, 11/15/22	1,750	1,756,562
Lamar Media Corp., 5.875%, 02/01/22	1,685	1,750,294
LIN Television Corp., 5.875%, 11/15/22 (d)	1,750	1,736,875
Netflix, Inc., 5.375%, 02/01/21	1,450	1,504,375
Nielsen Finance LLC, 5.000%, 04/15/22 (d)	1,800	1,741,500
Outfront Media Capital LLC, 5.250%, 02/15/22	1,500	1,496,250
Sinclair Television Group, Inc., 5.375%, 04/01/21	1,900	1,857,250
Sirius XM Radio, Inc., 5.750%, 08/01/21 (d)	1,500	1,500,938
Starz LLC, 5.000%, 09/15/19	725	721,375
Tribune Media Co., 5.875%, 07/15/22 (d)	1,800	1,746,000
WMG Acquisition Corp., 6.000%, 01/15/21 (d)	1,620	1,620,000
		18,845,169
Metals & Mining | 0.2%
First Quantum Minerals, Ltd., 6.750%, 02/15/20 (d)	862	577,540
Packaging | 3.4%
Crown Americas LLC, 4.500%, 01/15/23	1,800	1,768,500
Owens-Brockway Glass Container, Inc., 5.000%, 01/15/22 (d)	1,592	1,512,400
Reynolds Group Issuer, Inc., 5.750%, 10/15/20	1,500	1,515,000
Sealed Air Corp., 4.875%, 12/01/22 (d)	1,700	1,680,875
Silgan Holdings, Inc., 5.000%, 04/01/20	1,475	1,482,375
		7,959,150
Pharmaceutical & Biotechnology | 2.0%
Endo Finance LLC, 5.750%, 01/15/22 (d)	1,600	1,576,000
Mallinckrodt International Finance SA, 5.750%, 08/01/22 (d)	1,700	1,640,500

Description	Principal Amount (000)	Value
Lazard US Corporate Income Portfolio (continued)
Valeant Pharmaceuticals International, 6.375%, 10/15/20 (d)	$1,500	$1,491,563
		4,708,063
Printing & Publishing | 2.2%
R.R. Donnelley & Sons Co., 7.250%, 05/15/18	1,016	1,072,388
TEGNA, Inc., 7.125%, 09/01/18	1,676	1,707,425
The McClatchy Co., 9.000%, 12/15/22	1,100	990,000
Time, Inc., 5.750%, 04/15/22 (d)	1,425	1,335,938
		5,105,751
Real Estate | 0.6%
DuPont Fabros Technology LP, 5.875%, 09/15/21	1,400	1,435,000
Restaurants | 0.7%
1011778 BC ULC, 4.625%, 01/15/22 (d)	1,800	1,759,860
Retail | 3.1%
Argos Merger Sub, Inc., 7.125%, 03/15/23 (d)	1,600	1,618,000
Dollar Tree, Inc.:
5.250%, 03/01/20 (d)	75	76,905
5.750%, 03/01/23 (d)	1,750	1,815,625
Group 1 Automotive, Inc., 5.000%, 06/01/22	1,912	1,883,320
Ingles Markets, Inc., 5.750%, 06/15/23	1,750	1,798,125
		7,191,975
Steel-Producers | 1.9%
ArcelorMittal, 6.250%, 03/01/21	1,400	1,260,000
Steel Dynamics, Inc., 6.125%, 08/15/19	1,800	1,840,500
United States Steel Corp., 6.050%, 06/01/17	1,475	1,404,938
		4,505,438
Support Services | 5.9%
Algeco Scotsman Global Finance PLC, 8.500%, 10/15/18 (d)	1,250	1,094,000
Audatex North America, Inc., 6.000%, 06/15/21 (d)	1,400	1,402,786
Avis Budget Car Finance, Inc., 5.125%, 06/01/22 (d)	1,600	1,544,000
DigitalGlobe, Inc., 5.250%, 02/01/21 (d)	1,750	1,645,000
Description	Principal Amount (000)	Value
IHS, Inc., 5.000%, 11/01/22	$1,750	$1,680,000
Iron Mountain, Inc., 6.000%, 08/15/23	1,700	1,689,375
The ADT Corp., 6.250%, 10/15/21	1,400	1,443,750
United Rentals North America, Inc.:
7.375%, 05/15/20	750	787,500
4.625%, 07/15/23	1,100	1,065,625
West Corp., 5.375%, 07/15/22 (d)	1,750	1,616,562
		13,968,598
Technology Hardware | 2.0%
Denali Borrower Finance Corp., 5.625%, 10/15/20 (d)	1,400	1,455,300
NCR Corp., 4.625%, 02/15/21	1,568	1,501,360
Plantronics, Inc., 5.500%, 05/31/23 (d)	1,750	1,754,375
		4,711,035
Telecommunications | 7.4%
CenturyLink, Inc., 5.625%, 04/01/20	1,800	1,665,000
Communications Sales & Leasing, Inc., 6.000%, 04/15/23 (d)	1,700	1,513,000
Crown Castle International Corp., 4.875%, 04/15/22	1,500	1,559,250
Equinix, Inc., 4.875%, 04/01/20	1,872	1,904,760
Frontier Communications Corp., 8.125%, 10/01/18	1,500	1,537,500
Inmarsat Finance PLC, 4.875%, 05/15/22 (d)	1,750	1,701,875
Intelsat Jackson Holdings SA, 7.250%, 04/01/19	1,300	1,218,750
Level 3 Financing, Inc., 5.125%, 05/01/23 (d)	1,800	1,721,250
SBA Telecommunications, Inc., 5.750%, 07/15/20	1,500	1,545,000
Sprint Capital Corp., 6.900%, 05/01/19	1,475	1,298,000
T-Mobile USA, Inc., 6.250%, 04/01/21	1,850	1,843,525
		17,507,910
Transportation | 1.2%
Hapag-Lloyd AG, 9.750%, 10/15/17 (d)	1,075	1,107,250

Description	Principal Amount (000)	Value
Lazard US Corporate Income Portfolio (concluded)
Teekay Corp., 8.500%, 01/15/20	$1,725	$1,690,500
		2,797,750
Total Corporate Bonds
(Identified cost $233,695,758)		224,304,732

Description	Shares	Value
Short-Term Investment | 3.3%
State Street Institutional Treasury Money Market Fund (Identified cost $7,687,766)	7,687,766	$7,687,766
Total Investments | 98.6% (Identified cost $241,383,524) (b)		$231,992,498
Cash and Other Assets in Excess of Liabilities | 1.4%		3,392,760
Net Assets | 100.0%		$235,385,258

Description	Principal Amount (000)	Value
Lazard US Short Duration Fixed Income Portfolio
Asset-Backed Securities | 7.9%
Automotive | 5.2%
Ally Auto Receivables Trust, 1.390%, 09/16/19	$1,275	$1,278,514
GM Financial Automobile Leasing Trust:
1.530%, 09/20/18	1,460	1,463,790
1.680%, 12/20/18	1,625	1,630,592
GMF Floorplan Owner Revolving Trust, 1.650%, 05/15/20 (d)	1,200	1,198,100
		5,570,996
Financial Services | 2.7%
Citibank Credit Card Issuance Trust, 5.650%, 09/20/19	2,550	2,771,723
Total Asset-Backed Securities
(Identified cost $8,348,615)		8,342,719
Corporate Bonds | 35.8%
Banking | 7.1%
Bank of America Corp.:
1.500%, 10/09/15	825	825,066
3.625%, 03/17/16	700	709,237
3.750%, 07/12/16	1,710	1,744,070
6.500%, 08/01/16	1,555	1,624,079
Wells Fargo & Co., 3.676%, 06/15/16	2,525	2,577,969
		7,480,421
Cable Television | 1.8%
Time Warner Cable, Inc., 5.850%, 05/01/17	1,835	1,942,060
Energy Exploration & Production | 4.1%
Anadarko Petroleum Corp., 6.375%, 09/15/17	2,025	2,185,238
Marathon Oil Corp., 6.000%, 10/01/17	1,959	2,106,066
		4,291,304
Energy Services | 2.5%
ONEOK Partners LP:
3.250%, 02/01/16	1,344	1,349,993
2.000%, 10/01/17	1,300	1,291,703
		2,641,696
Financial Services | 18.1%
Citigroup, Inc.:
4.587%, 12/15/15	625	629,642
3.953%, 06/15/16	1,090	1,113,690
1.700%, 07/25/16	250	251,228
4.450%, 01/10/17	1,000	1,039,841
Ford Motor Credit Co. LLC, 8.000%, 12/15/16	2,030	2,181,994
Description	Principal Amount (000)	Value
JPMorgan Chase & Co.:
1.100%, 10/15/15	$975	$975,205
2.600%, 01/15/16	400	402,144
3.150%, 07/05/16	2,630	2,674,526
Morgan Stanley:
5.375%, 10/15/15	1,100	1,101,859
3.800%, 04/29/16	3,175	3,227,051
The Bear Stearns Cos., LLC, 5.300%, 10/30/15	225	225,733
The Goldman Sachs Group, Inc.:
1.600%, 11/23/15	50	50,068
3.625%, 02/07/16	2,475	2,498,701
The Western Union Co., 5.930%, 10/01/16	2,526	2,636,083
		19,007,765
Retail | 2.2%
CVS Health Corp., 1.200%, 12/05/16	2,280	2,285,053
Total Corporate Bonds (Identified cost $37,685,657)		37,648,299
Municipal Bonds | 5.6%
California | 1.7%
California State Taxable Various Purpose:
1.050%, 02/01/16	1,175	1,177,444
5.500%, 03/01/16	575	586,736
		1,764,180
Illinois | 0.5%
Railsplitter Illinois Tobacco Settlement Authority, 4.125%, 06/01/16	500	509,815
Kentucky | 2.9%
Kentucky State Asset Liability Commission General Funding Revenue, 3.165%, 04/01/18	3,053	3,111,102
Michigan | 0.5%
Michigan State Hospital Finance Authority Series A Trinity Health, 5.250%, 12/01/15	500	504,205
Total Municipal Bonds (Identified cost $5,908,548)		5,889,302
US Government Securities | 39.4%
Mortgage-Backed Securities | 39.4%
Federal Home Loan Mortgage Corp.:
Pool# 1B4676, 2.533%, 05/01/40	759	804,838
Pool# 1B8709, 2.189%, 08/01/34	2,097	2,210,210
Pool# 1H2577, 2.448%, 09/01/35	1,292	1,373,931
Pool# 848138, 2.490%, 07/01/38	1,073	1,143,040
Pool# 848514, 2.577%, 03/01/32	2,221	2,368,590
Pool# 848517, 2.437%, 12/01/34	1,607	1,708,433
Pool# 849414, 2.476%, 07/01/35	2,092	2,222,147
Pool# G11720, 4.500%, 08/01/20	348	362,433

Description	Principal Amount (000)	Value
Lazard US Short Duration Fixed Income Portfolio (concluded)
Pool# G13867, 5.000%, 06/01/25	$520	$563,366
Series 2628, Class QN, 3.750%, 06/15/32	944	973,669
Series 2976, Class LF, 0.547%, 05/15/35	1,463	1,465,876
Series 3153, Class FJ, 0.587%, 05/15/36	902	906,342
Series 3725, Class A, 3.500%, 09/15/24	306	316,201
Federal National Mortgage Association:
Pool# 725296, 2.193%, 03/01/34	946	1,007,393
Pool# 725429, 5.000%, 05/01/19	482	502,366
Pool# 889735, 5.500%, 07/01/23	461	504,279
Pool# 889828, 5.000%, 10/01/19	329	344,389
Pool# 963058, 2.528%, 05/01/38	800	853,816
Pool# 995609, 2.484%, 04/01/35	1,066	1,137,323
Pool# AD0278, 4.241%, 09/01/39	248	264,960
Pool# AD0701, 2.305%, 02/01/37	1,241	1,309,587
Pool# AE0149, 2.382%, 12/01/36	1,094	1,162,854
Pool# AE0315, 4.500%, 02/01/21	122	126,329
Pool# AE0887, 2.434%, 09/01/40	441	470,352
Pool# AL0345, 2.442%, 11/01/35	988	1,046,796
Pool# AL3232, 2.356%, 02/01/40	493	522,722
Pool# AL3260, 2.464%, 07/01/38	639	679,940
Pool# AL3739, 2.401%, 07/01/38	358	380,292
Pool# AL3746, 2.400%, 01/01/37	1,224	1,298,839
Pool# AL3941, 6.000%, 03/01/24	652	709,114
Pool# AL4118, 2.292%, 05/01/35	781	828,795
Pool# AL4545, 2.400%, 05/01/39	989	1,045,329
Pool# AL4660, 2.417%, 11/01/41	1,036	1,104,812
Pool# AL5574, 2.402%, 12/01/40	1,612	1,709,420
Pool# AL5642, 2.439%, 05/01/39	2,154	2,282,221
Series 2005-45, Class XA, 0.534%, 06/25/35	1,600	1,603,752
Series 2006-101, Class FA, 0.614%, 10/25/36	1,827	1,836,864
Series 2007-85, Class FL, 0.734%, 09/25/37	844	853,439
Series 2009-70, Class NL, 3.000%, 08/25/19	1,449	1,483,373
Total US Government Securities (Identified cost $41,450,111)		41,488,432
US Treasury Securities | 7.4%
US Treasury Notes:
0.500%, 06/30/16	7,210	7,222,300
0.625%, 12/31/16	590	591,305
Total US Treasury Securities (Identified cost $7,809,733)		7,813,605

Description	Shares	Value
Short-Term Investment | 3.4%
State Street Institutional Treasury Money Market Fund (Identified cost $3,585,422)	3,585,422	$3,585,422
Total Investments | 99.5% (Identified cost $104,788,086) (b)		$104,767,779
Cash and Other Assets in Excess of Liabilities | 0.5%		572,462
Net Assets | 100.0%		$105,340,241

Description	Security Currency	Principal Amount (000)	Value
Lazard Global Fixed Income Portfolio
Corporate Bonds | 31.4%
Australia | 1.7%
Telstra Corp., Ltd., 4.000%, 11/15/17	AUD	110	$79,166
Toyota Finance Australia, Ltd., 4.250%, 05/15/19	AUD	35	25,223
			104,389
Canada | 5.3%
Shaw Communications, Inc., 5.650%, 10/01/19	CAD	80	67,269
Suncor Energy, Inc., 6.100%, 06/01/18	USD	50	55,283
The Bank of Nova Scotia, 2.125%, 09/11/19	USD	100	101,267
The Toronto-Dominion Bank:
2.250%, 11/05/19	USD	45	45,271
2.621%, 12/22/21	CAD	80	61,017
			330,107
Chile | 1.6%
Codelco, Inc., 3.750%, 11/04/20	USD	100	100,052
France | 1.1%
Orange SA, 5.375%, 07/08/19	USD	60	66,914
Italy | 1.1%
Atlantia SpA, 4.375%, 09/16/25	EUR	50	68,700
Luxembourg | 0.6%
ArcelorMittal SA, 5.250%, 02/25/17	USD	35	34,650
Netherlands | 2.4%
Volkswagen International Finance NV, 2.150%, 05/23/16	CNY	1,000	151,652
Norway | 0.8%
Statoil ASA, 3.700%, 03/01/24	USD	50	51,404
United Kingdom | 3.6%
GKN Holdings PLC, 6.750%, 10/28/19	GBP	30	51,489
Rolls-Royce PLC, 6.750%, 04/30/19	GBP	50	87,511
SSE PLC, 5.000%, 10/01/18	GBP	50	81,839
			220,839
United States | 13.2%
Apple, Inc., 3.850%, 05/04/43	USD	55	50,190
Description	Security Currency	Principal Amount (000)	Value
Constellation Brands, Inc., 7.250%, 05/15/17	USD	50	$53,625
Fresenius Medical Care US Finance II, Inc., 4.125%, 10/15/20	USD	30	29,925
General Electric Capital Corp., 5.500%, 02/01/17	NZD	90	59,245
HCA, Inc., 6.500%, 02/15/20	USD	40	43,600
John Deere Capital Corp., 2.300%, 09/16/19	USD	30	30,404
Marathon Petroleum Corp., 3.625%, 09/15/24	USD	35	33,838
Nestle Holdings, Inc.:
2.500%, 07/10/17	NOK	250	30,048
2.750%, 04/15/20	NOK	340	42,599
The Goldman Sachs Group, Inc.:
5.200%, 12/17/19	NZD	95	63,528
3.625%, 01/22/23	USD	55	55,747
The Home Depot, Inc., 2.625%, 06/01/22	USD	65	64,980
Union Pacific Corp., 4.163%, 07/15/22	USD	60	64,533
United Rentals North America, Inc., 4.625%, 07/15/23	USD	35	33,906
Valero Energy Corp., 6.125%, 02/01/20	USD	55	62,368
Verizon Communications, Inc., 1.350%, 06/09/17	USD	50	49,930
Yum! Brands, Inc., 3.750%, 11/01/21	USD	45	46,187
			814,653
Total Corporate Bonds (Identified cost $2,080,326)			1,943,360
Foreign Government Obligations | 47.7%
Australia | 2.9%
Queensland Treasury Corp.:
5.500%, 06/21/21	AUD	105	84,876
4.250%, 07/21/23	AUD	50	38,163
Western Australian Treasury Corp., 6.000%, 10/16/23	AUD	70	59,452
			182,491
Bahamas | 0.7%
Commonwealth of Bahamas, 6.950%, 11/20/29	USD	35	40,863
Bermuda | 1.8%
Government of Bermuda, 5.603%, 07/20/20	USD	100	110,500

Description	Security Currency	Principal Amount (000)	Value
Lazard Global Fixed Income Portfolio (continued)
Canada | 4.9%
Province of Alberta, 4.000%, 12/01/19	CAD	85	$70,541
Province of British Columbia, 3.700%, 12/18/20	CAD	80	66,445
Province of Ontario, 2.450%, 06/29/22	USD	60	60,810
Province of Quebec, 3.500%, 07/29/20	USD	95	102,445
			300,241
Chile | 0.9%
Republic of Chile, 5.500%, 08/05/20	CLP	37,500	55,779
Colombia | 2.7%
Republic of Colombia:
12.000%, 10/22/15	COP	178,000	57,819
7.375%, 01/27/17	USD	100	107,250
			165,069
France | 2.0%
Government of France, 2.500%, 05/25/30	EUR	95	121,407
Hungary | 2.0%
Hungary Government Bonds:
3.500%, 06/24/20	HUF	16,780	62,849
5.500%, 06/24/25	HUF	15,190	63,958
			126,807
Ireland | 3.5%
Irish Treasury:
3.400%, 03/18/24	EUR	95	126,163
2.400%, 05/15/30	EUR	75	90,799
			216,962
Mexico | 4.2%
Mexican Bonos:
4.750%, 06/14/18	MXN	2,000	118,746
6.500%, 06/09/22	MXN	970	59,507
United Mexican States, 6.750%, 02/06/24	GBP	45	83,261
			261,514
New Zealand | 2.6%
Auckland Council, 4.620%, 03/29/16	NZD	100	64,456
New Zealand Government Bond, 3.000%, 04/15/20	NZD	110	71,141
New Zealand Local Government Funding Agency, 6.000%, 12/15/17	NZD	40	27,250
			162,847
Description	Security Currency	Principal Amount (000)	Value
Norway | 2.1%
Oslo Kommune, 3.550%, 02/12/21	NOK	1,000	$128,377
Philippines | 2.1%
Republic of Philippines, 4.950%, 01/15/21	PHP	6,000	130,616
Poland | 4.2%
Poland Government Bond, 1.790%, 01/25/21	PLN	600	154,557
Republic of Poland, 3.000%, 03/17/23	USD	103	102,819
			257,376
Portugal | 0.9%
Portugal Obrigacoes do Tesouro OT, 2.875%, 10/15/25	EUR	50	58,240
Romania | 0.5%
Romanian Government Bond, 3.625%, 04/24/24	EUR	27	32,440
Singapore | 1.5%
Singapore Government Bond, 3.000%, 09/01/24	SGD	129	94,322
Spain | 2.0%
Spain Government Bond, 1.600%, 04/30/25	EUR	115	126,041
Sweden | 1.2%
Svensk Exportkredit AB, 1.875%, 12/21/18	GBP	50	77,175
United Kingdom | 3.2%
United Kingdom Treasury:
1.750%, 07/22/19	GBP	40	62,178
2.250%, 09/07/23	GBP	85	135,091
			197,269
Vietnam | 1.8%
Socialist Republic of Vietnam, 6.750%, 01/29/20	USD	100	108,748
Total Foreign Government Obligations (Identified cost $3,166,763)			2,955,084
Quasi Government Bonds | 1.8%
Canada | 1.5%
Hydro-Quebec, 9.625%, 07/15/22	CAD	85	94,181
Germany | 0.3%
Landeskreditbank Baden-Wuerttemberg Foerderbank, 3.000%, 05/22/17	NOK	160	19,352
Total Quasi Government Bonds (Identified cost $139,570)			113,533

Description	Security Currency	Principal Amount (000)	Value
Lazard Global Fixed Income Portfolio (continued)
Supranationals | 5.3%
Asian Development Bank, 2.125%, 03/19/25	USD	60	$59,511
Corporacion Andina de Fomento, 4.375%, 06/15/22	USD	105	114,000
Inter-American Development Bank, 6.000%, 12/15/17	NZD	55	37,376
International Bank for Reconstruction & Development, 1.375%, 06/23/19	SEK	420	52,168
International Finance Corp., 6.450%, 10/30/18	INR	4,160	63,034
Total Supranationals
(Identified cost $346,286)			326,089
US Municipal Bonds | 4.7%
Alaska | 1.5%
Alaska State Qualified School Construction Bond, 5.342%, 08/01/27	USD	75	89,912
Texas | 2.2%
Texas State Build America Bond Series A, 4.123%, 04/01/25	USD	50	56,313
University of Texas Build America Bond Series B, 6.276%, 08/15/41	USD	70	79,074
			135,387
Utah | 1.0%
Utah State Build America Bond Series D, 4.554%, 07/01/24	USD	55	62,922
Total US Municipal Bonds
(Identified cost $284,664)			288,221
US Treasury Securities | 3.0%
US Treasury Bond, 2.875%, 08/15/45	USD	62	62,006
US Treasury Note, 2.125%, 05/15/25	USD	125	125,796
Total US Treasury Securities
(Identified cost $185,514)			187,802

Description	Shares	Value
Short-Term Investment | 4.1%
State Street Institutional Treasury Money Market Fund (Identified cost $255,844)	255,844	$255,844

Description	Value
Total Investments | 98.0% (Identified cost $6,458,967) (b), (h)	$6,069,933
Cash and Other Assets in Excess of Liabilities | 2.0%	121,065
Net Assets | 100.0%	$6,190,998

Lazard Global Fixed Income Portfolio (continued)

Forward Currency Contracts open at September 30, 2015:

Currency	Counterparty	Expiration Date	Foreign Currency Amount	US $ Cost on Origination Date	US $ Current Value	Unrealized Appreciation	Unrealized Depreciation
Forward Currency Purchase Contracts
CZK	CIT	11/18/15	434,940	$17,968	$17,894	$—	$74
CZK	JPM	11/18/15	1,965,021	81,300	80,842	—	458
EUR	CIT	11/18/15	734,154	818,571	820,941	2,370	—
EUR	HSB	11/18/15	72,736	83,500	81,334	—	2,166
EUR	HSB	11/18/15	72,844	83,500	81,455	—	2,045
EUR	HSB	11/18/15	102,863	115,000	115,022	22	—
GBP	HSB	11/18/15	141,982	221,999	214,733	—	7,266
JPY	CIT	11/18/15	10,026,628	83,800	83,627	—	173
JPY	CIT	11/18/15	61,283,612	494,067	511,134	17,067	—
JPY	HSB	11/18/15	10,879,885	88,300	90,743	2,443	—
JPY	HSB	11/18/15	43,407,925	349,927	362,043	12,116	—
KRW	CIT	11/18/15	103,693,200	88,400	87,342	—	1,058
MXN	JPM	11/18/15	40,663	2,384	2,396	12	—
MXN	JPM	11/18/15	1,450,009	85,034	85,449	415	—
MYR	HSB	12/18/15	136,469	32,400	30,895	—	1,505
NOK	HSB	11/18/15	274,495	33,376	32,219	—	1,157
NZD	CAN	11/18/15	100,176	62,700	63,823	1,123	—
Total Forward Currency Purchase Contracts				$2,742,226	$2,761,892	$35,568	$15,902
Forward Currency Sale Contracts
AUD	CAN	11/18/15	31,183	$22,934	$21,832	$1,102	$—
AUD	CAN	11/18/15	43,029	31,527	30,126	1,401	—
AUD	CAN	11/18/15	151,041	111,086	105,749	5,337	—
CAD	RBC	11/18/15	221,763	169,533	166,139	3,394	—
CLP	JPM	10/09/15	20,839,680	29,610	29,922	—	312
CNH	JPM	11/13/15	537,699	83,100	84,070	—	970
COP	CIT	10/21/15	192,948,232	71,233	62,355	8,878	—
EUR	CIT	11/18/15	70,425	77,793	78,750	—	957
EUR	HSB	11/18/15	53,311	59,469	59,614	—	145
EUR	HSB	11/18/15	86,077	99,000	96,252	2,748	—
GBP	HSB	11/18/15	205,731	321,675	311,147	10,528	—
HUF	JPM	11/18/15	17,552,618	62,985	62,541	444	—
HUF	JPM	01/22/16	17,653,210	61,697	62,931	—	1,234
INR	JPM	10/08/15	3,403,920	52,000	51,829	171	—
JPY	CIT	11/18/15	7,437,903	62,100	62,036	64	—
MXN	HSB	11/18/15	1,854,896	112,427	109,309	3,118	—
MXN	JPM	11/18/15	319,888	19,389	18,851	538	—
MXN	JPM	11/18/15	1,008,222	60,947	59,415	1,532	—
NOK	HSB	11/18/15	1,857,177	225,816	217,987	7,829	—
NZD	BRC	11/18/15	89,801	58,349	57,213	1,136	—
NZD	CAN	11/18/15	126,310	81,600	80,473	1,127	—
NZD	CAN	11/18/15	311,115	202,159	198,214	3,945	—
NZD	HSB	11/18/15	49,611	32,230	31,608	622	—
PHP	HSB	10/19/15	6,167,685	136,348	131,801	4,547	—

Lazard Global Fixed Income Portfolio (concluded)

Forward Currency Contracts open at September 30, 2015 (concluded):

Currency	Counterparty	Expiration Date	Foreign Currency Amount	US $ Cost on Origination Date	US $ Current Value	Unrealized Appreciation	Unrealized Depreciation
Forward Currency Sale Contracts (concluded)
PLN	HSB	11/18/15	546,044	$144,516	$143,489	$1,027	$—
SEK	CIT	11/18/15	68,297	8,029	8,169	—	140
SGD	SCB	11/18/15	126,675	89,697	88,876	821	—
Total Forward Currency Sale Contracts				$2,487,249	$2,430,698	60,309	3,758
Gross unrealized appreciation/depreciation on Forward Currency Purchase and Sale Contracts						$95,877	$19,660

Description	Shares	Value
Lazard US Realty Income Portfolio
Common Stock | 2.1%
Real Estate | 2.1%
Jones Lang LaSalle, Inc. (Identified cost $2,062,168)	13,754	$1,977,412
Preferred Stocks | 23.5%
Real Estate | 23.5%
DDR Corp., Series K, 6.250%	66,000	1,627,560
Digital Realty Trust, Inc., Series G, 5.875%	50,400	1,182,888
General Growth Properties, Inc., Series A, 6.375%	107,010	2,596,062
Kilroy Realty Corp., Series H, 6.375%	17,700	441,084
Kimco Realty Corp.:
Series J, 5.500%	69,900	1,690,182
Series K, 5.625%	30,700	751,536
National Retail Properties, Inc., Series E, 5.700%	30,800	754,292
Pebblebrook Hotel Trust, Series C, 6.500%	133,466	3,269,917
PS Business Parks, Inc., Series U, 5.750%	90,900	2,167,965
Regency Centers Corp., Series 7, 6.000%	31,481	780,729
Taubman Centers, Inc., Series K, 6.250%	69,251	1,721,580
VEREIT, Inc. Series F, 6.700%	121,985	2,952,037
Vornado Realty Trust, Series K, 5.700%	102,064	2,463,825
Total Preferred Stocks (Identified cost $22,510,026)		22,399,657
Real Estate Investment Trusts | 74.3%
Ashford Hospitality Trust, Inc.	436,000	2,659,600
Blackstone Mortgage Trust, Inc., Class A	184,409	5,060,183
CBL & Associates Properties, Inc.	203,600	2,799,500
Chesapeake Lodging Trust	85,100	2,217,706
City Office REIT, Inc.	46,951	533,363
Colony Capital, Inc., Class A	230,926	4,516,913
Columbia Property Trust, Inc.	48,100	1,115,920
Digital Realty Trust, Inc.	16,500	1,077,780
Education Realty Trust, Inc.	72,200	2,378,990
EPR Properties	53,862	2,777,663
Farmland Partners, Inc.	155,500	1,632,750
HCP, Inc.	27,654	1,030,112
LaSalle Hotel Properties	138,300	3,926,337
Lexington Realty Trust	248,600	2,013,660
Medical Properties Trust, Inc.	427,000	4,722,620

Description	Shares	Value
NorthStar Realty Finance Corp.	361,500	$4,464,525
Prologis, Inc.	27,100	1,054,190
Retail Opportunity Investments Corp.	130,400	2,156,816
Simon Property Group, Inc.	5,700	1,047,204
Spirit Realty Capital, Inc.	81,700	746,738
STAG Industrial, Inc.	212,900	3,876,909
Starwood Property Trust, Inc.	265,000	5,437,800
The GEO Group, Inc.	70,100	2,084,774
VEREIT, Inc.	660,153	5,096,381
WP Carey, Inc.	35,069	2,027,339
WP Glimcher, Inc.	373,065	4,349,938
Total Real Estate Investment Trusts (Identified cost $86,321,583)		70,805,711
Total Investments | 99.9% (Identified cost $110,893,777) (b)		$95,182,780
Cash and Other Assets in Excess of Liabilities | 0.1%		100,651
Net Assets | 100.0%		$95,283,431

Description	Shares	Value
Lazard US Realty Equity Portfolio
Common Stocks | 4.8%
Commercial Services | 1.6%
Realogy Holdings Corp. (a)	39,340	$1,480,364
Leisure & Entertainment | 1.5%
Starwood Hotels & Resorts Worldwide, Inc.	21,500	1,429,320
Real Estate | 1.7%
CBRE Group, Inc., Class A (a)	51,420	1,645,440
Total Common Stocks (Identified cost $4,762,363)		4,555,124
Real Estate Investment Trusts | 94.1%
Acadia Realty Trust	12,547	377,288
American Homes 4 Rent, Class A	196,417	3,158,385
American Tower Corp.	70,910	6,238,662
Apartment Investment & Management Co., Class A	111,202	4,116,698
AvalonBay Communities, Inc.	35,300	6,171,146
Boston Properties, Inc.	23,933	2,833,667
Colony Capital, Inc., Class A	83,410	1,631,500
Empire State Realty Trust, Inc.	68,813	1,171,885
Equinix, Inc.	13,677	3,739,292
Equity Lifestyle Properties, Inc.	46,157	2,703,416
Essex Property Trust, Inc.	24,641	5,505,292
Extra Space Storage, Inc.	46,484	3,586,705
Federal Realty Investment Trust	9,408	1,283,722
General Growth Properties, Inc.	108,720	2,823,458
Host Hotels & Resorts, Inc.	124,302	1,965,215
Parkway Properties Inc.	82,343	1,281,257
Pebblebrook Hotel Trust	39,300	1,393,185
Prologis, Inc.	97,476	3,791,816
Public Storage	24,690	5,225,145
Retail Opportunity Investments Corp.	72,936	1,206,361
Rexford Industrial Realty, Inc.	204,799	2,824,178
Simon Property Group, Inc.	49,533	9,100,203
SL Green Realty Corp.	13,266	1,434,851
Sunstone Hotel Investors, Inc.	150,300	1,988,469
Tanger Factory Outlet Centers, Inc.	41,943	1,382,861
Ventas, Inc.	57,085	3,200,185
VEREIT, Inc.	420,116	3,243,296
Welltower, Inc.	45,863	3,105,842
WP Glimcher, Inc.	192,956	2,249,867
Total Real Estate Investment Trusts
(Identified cost $85,545,324)		88,733,847
Short-Term Investment | 0.8%
State Street Institutional Treasury Money Market Fund (Identified cost $711,397)	711,397	711,397

Description	Shares	Value
Total Investments | 99.7% (Identified cost $91,019,084) (b)		$94,000,368
Cash and Other Assets in Excess of Liabilities | 0.3%		284,293
Net Assets | 100.0%		$94,284,661

Description	Shares	Value
Lazard Global Realty Equity Portfolio
Common Stocks | 30.6%
Brazil | 1.4%
Aliansce Shopping Centers SA	11,215	$30,127
BR Properties SA	8,640	23,319
Sonae Sierra Brasil SA	5,275	19,293
		72,739
China | 1.6%
China Overseas Land & Investment, Ltd.	18,000	55,049
Shimao Property Holdings, Ltd.	18,500	28,074
		83,123
Germany | 2.9%
Vonovia SE	4,752	152,745
Hong Kong | 3.9%
Cheung Kong Property Holdings, Ltd.	14,000	102,604
China Resources Land, Ltd.	10,000	23,647
Hongkong Land Holdings, Ltd.	11,330	75,101
		201,352
India | 1.1%
DLF, Ltd.	26,272	55,451
Japan | 7.8%
Hulic Co., Ltd.	14,200	128,719
Mitsui Fudosan Co., Ltd.	7,680	211,206
Sumitomo Realty & Development Co., Ltd.	2,000	63,885
		403,810
Mexico | 1.6%
Corp Inmobiliaria Vesta SAB de CV	53,760	84,147
Philippines | 3.5%
Ayala Land, Inc.	95,625	69,776
SM Prime Holdings, Inc.	255,250	113,074
		182,850
Singapore | 0.8%
Frasers Centrepoint, Ltd.	41,000	42,816
United Arab Emirates | 2.0%
Emaar Properties PJSC	58,122	102,363
United Kingdom | 0.9%
Capital & Counties Properties PLC	7,021	46,221
United States | 3.1%
CBRE Group, Inc., Class A (a)	1,772	56,704
Realogy Holdings Corp. (a)	1,501	56,483
Starwood Hotels & Resorts Worldwide, Inc.	740	49,195
		162,382
Total Common Stocks (Identified cost $1,783,148)		1,589,999

Description	Shares	Value
Real Estate Investment Trusts | 69.0%
Australia | 3.6%
Charter Hall Group	11,341	$34,739
Westfield Corp.	22,098	155,025
		189,764
Canada | 2.6%
Allied Properties Real Estate Investment Trust	1,084	28,373
Boardwalk Real Estate Investment Trust	2,542	104,423
		132,796
France | 4.6%
Gecina SA	340	41,431
Klepierre	2,143	97,207
Unibail-Rodamco SE	381	98,802
		237,440
Hong Kong | 3.2%
The Link	30,019	165,081
Italy | 0.9%
Beni Stabili SpA	63,948	49,719
Japan | 4.8%
Invincible Investment Corp.	159	88,563
Kenedix Retail REIT Corp.	59	113,897
Premier Investment Corp.	9	44,830
		247,290
Singapore | 0.9%
Ascendas Real Estate Investment Trust	29,080	47,968
United Kingdom | 4.1%
Big Yellow Group PLC	7,402	81,225
Great Portland Estates PLC	7,489	97,034
Workspace Group PLC	2,387	33,894
		212,153
United States | 44.3%
American Homes 4 Rent, Class A	7,990	128,479
American Tower Corp.	687	60,442
Apartment Investment & Management Co., Class A	2,142	79,297
AvalonBay Communities, Inc.	900	157,338
Boston Properties, Inc.	593	70,211
Colony Capital, Inc., Class A	2,463	48,176
Equinix, Inc.	398	108,813
Equity Lifestyle Properties, Inc.	1,700	99,569
Essex Property Trust, Inc.	873	195,046
Extra Space Storage, Inc.	800	61,728
General Growth Properties, Inc.	2,082	54,070
Host Hotels & Resorts, Inc.	3,400	53,754
Pebblebrook Hotel Trust	1,400	49,630

Description	Shares	Value
Lazard Global Realty Equity Portfolio (concluded)
Prologis, Inc.	3,453	$134,322
Public Storage	865	183,060
Retail Opportunity Investments Corp.	4,862	80,417
Rexford Industrial Realty, Inc.	4,387	60,497
Simon Property Group, Inc.	1,537	282,378
SL Green Realty Corp.	530	57,325
Ventas, Inc.	1,266	70,972
VEREIT, Inc.	12,374	95,527
Welltower, Inc.	1,350	91,422
WP Glimcher, Inc.	6,532	76,163
		2,298,636
Total Real Estate Investment Trusts (Identified cost $3,548,558)		3,580,847
Short-Term Investment | 1.3%
State Street Institutional Treasury Money Market Fund (Identified cost $67,340)	67,340	67,340
Total Investments | 100.9% (Identified cost $5,399,046) (b)		$5,238,186
Liabilities in Excess of Cash and Other Assets | (0.9)%		(47,826)
Net Assets | 100.0%		$5,190,360

Description	Shares	Value
Lazard Global Listed Infrastructure Portfolio
Common Stocks | 93.9%
Australia | 12.3%
AusNet Services	35,115,727	$33,732,841
DUET Group	53,319,959	80,967,704
Macquarie Atlas Roads Group	9,843,472	27,091,734
Spark Infrastructure Group	33,015,937	43,412,139
Transurban Group	13,353,116	93,386,222
		278,590,640
Austria | 0.3%
Flughafen Wien AG	84,870	7,653,990
France | 11.0%
Aeroports de Paris	389,868	44,245,283
Eutelsat Communications SA	3,366,579	103,310,976
Vinci SA	1,602,031	101,869,027
		249,425,286
Germany | 3.0%
Fraport AG	1,109,350	68,413,502
Italy | 24.0%
ASTM SpA	834,619	11,101,459
Atlantia SpA	3,908,572	109,433,543
Hera SpA	14,348,703	37,287,308
Snam SpA	35,362,747	181,984,223
Societa Iniziative Autostradali e Servizi SpA	1,980,147	22,268,906
Terna SpA	36,953,675	179,903,184
		541,978,623
Japan | 2.4%
Toho Gas Co., Ltd.	1,172,661	6,940,105
Tokyo Gas Co., Ltd.	9,643,700	46,878,489
		53,818,594
Luxembourg | 4.8%
SES SA	3,444,712	108,698,172
Portugal | 0.5%
REN - Redes Energeticas Nacionais SGPS SA	3,684,800	11,056,562
Spain | 4.5%
Abertis Infraestructuras SA	6,409,896	101,411,784
Switzerland | 1.5%
Flughafen Zuerich AG	46,960	32,720,117
United Kingdom | 5.1%
National Grid PLC	1,610,000	22,422,082
Pennon Group PLC	7,837,911	92,328,689
		114,750,771
United States | 24.5%
Ameren Corp.	2,269,000	95,910,630

Description	Shares	Value
CSX Corp.	4,764,559	$128,166,637
Great Plains Energy, Inc.	4,085,000	110,376,700
Norfolk Southern Corp.	1,334,837	101,981,547
PG&E Corp.	2,024,699	106,904,107
SJW Corp.	382,316	11,756,217
		555,095,838
Total Common Stocks (Identified cost $2,188,868,439)		2,123,613,879
Short-Term Investment | 5.9%
State Street Institutional Treasury Money Market Fund (Identified cost $134,216,854)	134,216,854	134,216,854
Total Investments | 99.8% (Identified cost $2,323,085,293) (b), (h)		$2,257,830,733
Cash and Other Assets in Excess of Liabilities | 0.2%		4,006,685
Net Assets | 100.0%		$2,261,837,418

Lazard Global Listed Infrastructure Portfolio (continued)

Forward Currency Contracts open at September 30, 2015:

Currency	Counterparty	Expiration Date	Foreign Currency Amount	US $ Cost on Origination Date	US $ Current Value	Unrealized Appreciation	Unrealized Depreciation
Forward Currency Purchase Contracts
CHF	BNP	12/22/15	2,328,109	$2,400,630	$2,395,960	$—	$4,670
CHF	BNP	12/22/15	2,657,966	2,723,019	2,735,430	12,411	—
CHF	CSF	12/22/15	783,974	806,749	806,823	74	—
EUR	BNP	12/22/15	37,385,969	41,774,035	41,833,870	59,835	—
GBP	BNP	12/22/15	6,957,934	10,746,877	10,522,341	—	224,536
JPY	BNP	12/22/15	349,621,307	2,919,923	2,918,694	—	1,229
JPY	BNP	12/22/15	460,513,282	3,810,713	3,844,437	33,724	—
JPY	CIT	12/22/15	2,193,308,984	18,230,479	18,310,087	79,608	—
Total Forward Currency Purchase Contracts				$83,412,425	$83,367,642	$185,652	$230,435
Forward Currency Sale Contracts
AUD	BNP	12/22/15	63,775,615	$45,103,072	$44,573,068	$530,004	$—
AUD	CAN	12/22/15	21,544,869	15,237,178	15,057,807	179,371	—
AUD	CIT	12/22/15	45,187,929	31,957,807	31,582,049	375,758	—
AUD	CSF	12/22/15	70,997,329	50,210,731	49,620,357	590,374	—
AUD	HSB	12/22/15	46,567,933	32,934,705	32,546,541	388,164	—
AUD	RBC	12/22/15	64,566,426	45,663,959	45,125,769	538,190	—
AUD	SCB	12/22/15	31,359,583	21,876,445	21,917,355	—	40,910
AUD	SSB	12/22/15	52,630,670	37,219,357	36,783,815	435,542	—
CHF	CAN	12/22/15	5,711,077	5,880,433	5,877,521	2,912	—
CHF	CSF	12/22/15	17,122,906	17,620,328	17,621,938	—	1,610
CHF	JPM	12/22/15	2,754,140	2,834,618	2,834,407	211	—
CHF	RBC	12/22/15	9,812,155	10,102,917	10,098,122	4,795	—
CHF	SCB	12/22/15	2,543,814	2,618,480	2,617,951	529	—
EUR	BNP	12/22/15	218,892,207	247,985,170	244,934,354	3,050,816	—
EUR	CAN	12/22/15	81,631,906	92,472,623	91,343,856	1,128,767	—
EUR	CIT	12/22/15	52,980,050	60,010,768	59,283,218	727,550	—
EUR	CSF	12/22/15	67,868,702	76,861,305	75,943,209	918,096	—
EUR	HSB	12/22/15	60,328,808	68,341,077	67,506,275	834,802	—
EUR	MEL	12/22/15	110,910,038	125,627,800	124,105,279	1,522,521	—
EUR	RBC	12/22/15	204,842,719	232,004,864	229,213,364	2,791,500	—
EUR	SCB	12/22/15	30,078,077	34,070,641	33,656,540	414,101	—
EUR	SSB	12/22/15	152,656,668	172,940,923	170,818,609	2,122,314	—
GBP	BNP	12/22/15	21,758,940	33,607,771	32,905,598	702,173	—
GBP	CIT	12/22/15	4,486,232	6,928,537	6,784,437	144,100	—
GBP	HSB	12/22/15	4,564,871	7,049,849	6,903,360	146,489	—
GBP	JPM	12/22/15	1,929,593	2,980,397	2,918,084	62,313	—
GBP	RBC	12/22/15	11,196,931	17,292,170	16,932,888	359,282	—
GBP	SCB	12/22/15	19,092,455	29,489,251	28,873,127	616,124	—
GBP	SSB	12/22/15	11,281,971	17,425,794	17,061,493	364,301	—
JPY	BNP	12/22/15	1,670,702,529	13,884,755	13,947,287	—	62,532
JPY	CAN	12/22/15	1,066,007,293	8,860,504	8,899,195	—	38,691
JPY	CIT	12/22/15	2,281,035,676	18,959,651	19,042,443	—	82,792
JPY	CSF	12/22/15	324,227,879	2,694,735	2,706,705	—	11,970

Lazard Global Listed Infrastructure Portfolio (concluded)

Forward Currency Contracts open at September 30, 2015 (concluded):

Currency	Counterparty	Expiration Date	Foreign Currency Amount	US $ Cost on Origination Date	US $ Current Value	Unrealized Appreciation	Unrealized Depreciation
Forward Currency Sale Contracts (concluded)
JPY	HSB	12/22/15	880,524,538	$7,317,703	$7,350,757	$—	$33,054
JPY	JPM	12/22/15	991,859,340	8,243,477	8,280,197	—	36,720
JPY	MEL	12/22/15	1,372,102,972	11,403,876	11,454,531	—	50,655
JPY	SSB	12/22/15	790,067,041	6,566,163	6,595,603	—	29,440
Total Forward Currency Sale Contracts				$1,622,279,834	$1,603,717,109	18,951,099	388,374
Gross unrealized appreciation/depreciation on Forward Currency Purchase and Sale Contracts						$19,136,751	$618,809

Description	Shares	Value
Lazard Capital Allocator Opportunistic Strategies Portfolio
Exchange-Traded Note | 3.6%
VelocityShares Daily Inverse VIX Short-Term ETN (a) (Identified cost $5,329,497)	216,305	$5,267,027
Exchange-Traded Funds | 68.2%
Financial Select Sector SPDR Fund	130,600	2,959,396
iShares Currency Hedged MSCI Eurozone ETF	116,600	2,891,680
iShares iBoxx $ Investment Grade Corporate Bond ETF	30,000	3,482,700
iShares MSCI Europe Small-Cap ETF	124,700	5,448,143
iShares MSCI Italy Capped ETF	314,100	4,497,912
iShares MSCI Japan ETF	515,300	5,889,879
iShares MSCI Japan Small-Cap ETF	89,700	4,957,719
iShares North American Tech ETF	137,200	13,758,416
iShares U.S. Consumer Services ETF	48,800	6,714,392
PowerShares Aerospace & Defense Portfolio	225,830	7,418,516
PowerShares Fundamental High Yield Corporate Bond Portfolio	932,500	16,607,825
SPDR Barclays Convertible Securities ETF	90,400	4,042,688
SPDR S&P Regional Banking ETF	73,135	3,011,699
Vanguard Short-Term Corporate Bond ETF	155,900	12,426,789
WisdomTree Europe SmallCap Dividend Fund	95,205	5,126,789
Total Exchange-Traded Funds (Identified cost $104,499,206)		99,234,543
Closed-End Management Investment Company | 5.0%
Eaton Vance Limited Duration Income Fund (Identified cost $7,536,633)	573,300	7,269,444
Short-Term Investment | 20.3%
State Street Institutional Treasury Money Market Fund (Identified cost $29,606,246)	29,606,246	29,606,246
Total Investments | 97.1% (Identified cost $146,971,582) (b), (h)		$141,377,260
Cash and Other Assets in Excess of Liabilities | 2.9%		4,266,582
Net Assets | 100.0%		$145,643,842

Lazard Capital Allocator Opportunistic Strategies Portfolio (concluded)

Forward Currency Sale Contracts open at September 30, 2015:

Currency	Counterparty	Expiration Date	Foreign Currency Amount	US $ Cost on Origination Date	US $ Current Value	Unrealized Appreciation
EUR	SSB	11/18/15	1,392,354	$1,566,000	$1,556,948	$9,052
EUR	SSB	11/18/15	2,696,134	3,095,000	3,014,852	80,148
EUR	SSB	11/18/15	4,333,555	4,852,000	4,845,837	6,163
Total Forward Currency Sale Contracts				$9,513,000	$9,417,637	$95,363
Gross unrealized appreciation on Forward Currency Sale Contracts						$95,363

Total Return Swap Agreements open at September 30, 2015:

Pay	Currency	Counterparty	Notional Amount (000)	Expiration Date	Receive	Unrealized Depreciation
1 Month USD LIBOR plus 0.40%	USD	GSC	7,161	01/21/16	Appreciation, and dividends paid, on securities in a basket of domestic equity securities	$198,843
1 Month USD LIBOR plus 0.40%	USD	GSC	3,994	06/27/16	Appreciation, and dividends paid, on securities in a basket of domestic equity securities	44,139
Gross unrealized depreciation on Total Return Swap Agreements						$242,982

Description	Shares	Value
Lazard Enhanced Opportunities Portfolio
Common Stocks | 4.4%
Australia | 0.5%
Ainsworth Game Technology, Ltd.	4,533	$8,934
Spotless Group Holdings, Ltd.	11,260	17,133
		26,067
Canada | 0.5%
Air Canada (a)	1,952	15,695
CRH Medical Corp. (a)	488	1,562
Sandvine Corp. (a)	2,279	3,962
		21,219
Italy | 0.0%
Banca Sistema SpA (a)	108	486
Japan | 0.1%
Kenedix Retail REIT Corp.	3	5,791
United States | 3.3%
American Airlines Group, Inc.	228	8,853
Bank of America Corp.	672	10,470
Barnes & Noble Education, Inc. (a)	1	7
Bristol-Myers Squibb Co.	255	15,096
Chesapeake Energy Corp.	40	293
Cobalt International Energy, Inc. (a)	40	283
Exelixis, Inc. (a)	7,898	44,308
Forest City Enterprises, Inc. Class A (a)	100	2,013
Gramercy Property Trust, Inc. REIT	157	3,261
Greatbatch, Inc. (a)	114	6,432
JAKKS Pacific, Inc. (a)	193	1,644
M/A-COM Technology Solutions Holdings, Inc. (a)	132	3,827
MGIC Investment Corp. (a)	240	2,222
Navistar International Corp. (a)	96	1,221
PTC Therapeutics, Inc. (a)	55	1,469
RAIT Financial Trust REIT	611	3,031
SanDisk Corp.	20	1,087
Sequenom, Inc. (a)	139	243
Signature Bank (a)	53	7,291
SolarCity Corp. (a)	64	2,733
Solazyme, Inc. (a)	2,312	6,011
SunEdison, Inc. (a)	101	725
The Priceline Group, Inc. (a)	1	1,237
Theravance, Inc.	864	6,204
Trinity Industries, Inc.	117	2,652
United Continental Holdings, Inc. (a)	390	20,689

Description	Shares	Value
Voya Financial, Inc.	262	$10,158
		163,460
Total Common Stocks (Identified cost $233,724)		217,023

Description	Principal Amount (000) (i)	Value
Corporate Bonds | 21.9%
Marshall Island | 0.7%
Aegean Marine Petroleum Network, Inc., 4.000%, 11/01/18	45	$37,350
United States | 21.2%
Alpha Natural Resources, Inc., 4.875%, 12/15/20 (f)	158	5,530
AMAG Pharmaceuticals, Inc., 7.875%, 09/01/23 (d)	15	14,363
Apollo Commercial Real Estate Finance, Inc., 5.500%, 03/15/19	15	14,691
Ascent Capital Group, Inc., 4.000%, 07/15/20	55	39,600
Atlas Air Worldwide Holdings, Inc., 2.250%, 06/01/22	30	24,037
Avid Technology, Inc., 2.000%, 06/15/20 (d)	35	24,325
Broadsoft, Inc., 1.000%, 09/01/22 (d)	50	49,062
Cenveo Corp., 7.000%, 05/15/17	20	18,025
Chesapeake Energy Corp., 2.500%, 05/15/37	9	7,740
CHS/Community Health Systems, Inc., 7.125%, 07/15/20	40	41,600
Dycom Industries, Inc., 0.750%, 09/15/21 (d)	48	47,400
Empire State Realty OP LP, 2.625%, 08/15/19 (d)	65	65,772
FireEye, Inc., 1.625%, 06/01/35	30	26,650
FXCM, Inc., 2.250%, 06/15/18	64	49,920
IAS Operating Partnership LP, 5.000%, 03/15/18 (d)	65	61,425
Ironwood Pharmaceuticals, Inc., 2.250%, 06/15/22 (d)	40	35,550
JAKKS Pacific, Inc., 4.875%, 06/01/20 (d)	25	25,531
MGIC Investment Corp., 9.000%, 04/01/63 (d)	29	35,869
Navistar International Corp., 4.750%, 04/15/19	1	696

Description	Principal Amount (000)(i)	Value
Lazard Enhanced Opportunities Portfolio (continued)
Northstar Realty Europe Corp., 4.625%, 12/15/16 (d)	105	$104,590
RAIT Financial Trust REIT, 4.000%, 10/01/33	50	41,625
Renewable Energy Group, Inc., 2.750%, 06/15/19	25	21,516
Resource Capital Corp., 8.000%, 01/15/20	25	23,453
Solazyme, Inc., 5.000%, 10/01/19	5	2,859
Spirit Realty Capital, Inc., 2.875%, 05/15/19	70	65,187
Starwood Waypoint Residential Trust, 3.000%, 07/01/19	41	38,899
Trinity Industries, Inc., 3.875%, 06/01/36	74	87,274
Violin Memory, Inc., 4.250%, 10/01/19	40	28,550
Wright Medical Group, Inc., 2.000%, 02/15/20 (d)	60	57,075
		1,058,814
Total Corporate Bonds (Identified cost $1,198,763)		1,096,164

Description	Shares	Value
Exchange-Traded Funds | 0.7%
iShares MSCI Emerging Markets ETF	170	$5,573
SPDR S&P 500 ETF Trust	156	29,894
Total Exchange-Traded Funds (Identified cost $35,615)		35,467
Preferred Stocks | 3.5%
United States | 3.5%
Bunge, Ltd.	586	57,504
Chesapeake Energy Corp.	17	6,783
Cowen Group, Inc. Series A	40	34,790
Universal Corp.	67	76,916
Total Preferred Stocks (Identified cost $185,087)		175,993

Description	Number of Contracts	Value
Purchased Options | 0.1%
Citrix Systems, Inc. 80 Call, Expires 01/15/16	4	$500
EMC Corp. 27 Call, Expires 10/16/15	23	230
Micron Technology, Inc. 21 Call, Expires 10/16/15	4	12

Description	Number of Contracts	Value
SPDR S&P 500 ETF Trust 190 Put, Expires 11/20/15	7	$3,934
Teck Resources, Ltd. 4 Put, Expires 02/19/16	7	532
Tivo, Inc. 12 Call, Expires 01/15/16	6	12
Total Purchased Options (Identified cost $9,215)		5,220

Description	Shares	Value
Short-Term Investment | 56.1%
State Street Institutional Treasury Money Market Fund (Identified cost $2,803,814)	2,803,814	$2,803,814
Total Investments | 86.7% (Identified cost $4,466,218) (b)		$4,333,681
Cash and Other Assets in Excess of Liabilities | 13.3%		664,503
Net Assets | 100.0%		$4,998,184

Lazard Enhanced Opportunities Portfolio (continued)

Written Options open at September 30, 2015:

Description	Number of Contracts	Strike Price	Expiration Date	Premium	Value
EMC Corp. 25 Put	7	$25.00	01/15/16	$1,220	$(1,645)
SPDR S&P 500 ETF Trust 193 Put	2	193.00	10/16/15	689	(910)
Teck Resources, Ltd. 2 Put	13	2.00	02/19/16	305	(234)
Tivo, Inc. 10 Put	6	10.00	01/15/16	459	(882)
Total Written Options				$2,673	$(3,671)

Total Return Swap Agreements open at September 30, 2015:

Pay	Currency	Counterparty	Notional Amount (000)		Expiration Date	Receive	Unrealized Appreciation	Unrealized Depreciation
1 Month EUR Reuters plus 1.00%	EUR	DUB	9		01/05/16	Euronext NV	$—	$251
1 Month GBP Reuters plus 1.00%	GBP	DUB	9		02/12/16	Entertainment One, Ltd.	—	2,074
1 Month USD Reuters plus 1.00%	USD	DUB	68		09/28/16	Aar Corp.	—	3,789
1 Month USD Reuters plus 1.00%	USD	DUB	6		09/28/16	Aegean Marine Petroleum Network, Inc.	—	1,804
1 Month USD Reuters plus 1.00%	USD	DUB	70		09/28/16	Alon USA Energy, Inc.	3,257	—
1 Month USD Reuters plus 1.00%	USD	DUB	94		09/28/16	Altra Industrial Motion Corp.	—	8,400
1 Month USD Reuters plus 1.00%	USD	DUB	58		09/28/16	American Residential Properties OP LP	—	2,545
1 Month USD Reuters plus 1.00%	USD	DUB	62		09/28/16	Amtrust Financial Services	3,696	—
1 Month USD Reuters plus 1.00%	USD	DUB	63		09/28/16	ANI Pharmaceuticals, Inc.	—	11,801
1 Month USD Reuters plus 1.00%	USD	DUB	12		09/28/16	Ascent Capital Group, Inc.	—	1,294
1 Month USD Reuters plus 1.00%	USD	DUB	10		09/28/16	Atlas Air Worldwide Holdings, Inc.	—	699
1 Month USD Reuters plus 1.00%	USD	DUB	38		09/28/16	Blucora, Inc.	—	400
1 Month USD Reuters plus 1.00%	USD	DUB	19		09/28/16	Bottomline Technologies de, Inc.	—	623
1 Month USD Reuters plus 1.00%	USD	DUB	14		09/28/16	BroadSoft, Inc.	—	231
1 Month USD Reuters plus 1.00%	USD	DUB	68		09/28/16	Carriage Services, Inc.	—	6,083
1 Month USD Reuters plus 1.00%	USD	DUB	23		09/28/16	Cemex SAB de CV	—	4,363
1 Month USD Reuters plus 1.00%	USD	DUB	5		09/28/16	Chesapeake Energy Corp.	—	256
1 Month USD Reuters plus 1.00%	USD	DUB	—	(j)	09/28/16	Cobalt International Energy, Inc.	—	7
1 Month USD Reuters plus 1.00%	USD	DUB	55		09/28/16	Colony Capital, Inc.	—	7,484

Lazard Enhanced Opportunities Portfolio (continued)

Total Return Swap Agreements open at September 30, 2015 (continued):

Pay	Currency	Counterparty	Notional Amount (000)	Expiration Date	Receive	Unrealized Appreciation	Unrealized Depreciation
1 Month USD Reuters plus 1.00%	USD	DUB	69	09/28/16	Cowen Group, Inc.	$1,300	$—
1 Month USD Reuters plus 1.00%	USD	DUB	5	09/28/16	Empire State Realty OP LP	—	175
1 Month USD Reuters plus 1.00%	USD	DUB	57	09/28/16	Encore Capital Group, Inc.	—	6,138
1 Month USD Reuters plus 1.00%	USD	DUB	47	09/28/16	Exelixis, Inc.	7,768	—
1 Month USD Reuters plus 1.00%	USD	DUB	32	09/28/16	FireEye, Inc.	—	5,756
1 Month USD Reuters plus 1.00%	USD	DUB	57	09/28/16	Forest City Enterprises, Inc.	—	5,988
1 Month USD Reuters plus 1.00%	USD	DUB	65	09/28/16	GPT Property Trust LP	—	8,520
1 Month USD Reuters plus 1.00%	USD	DUB	68	09/28/16	Green Plains, Inc.	—	16,635
1 Month USD Reuters plus 1.00%	USD	DUB	58	09/28/16	Hologic, Inc.	3,915	—
1 Month USD Reuters plus 1.00%	USD	DUB	62	09/28/16	Intel Corp.	—	695
1 Month USD Reuters plus 1.00%	USD	DUB	15	09/28/16	JAKKS Pacific, Inc.	310	—
1 Month USD Reuters plus 1.00%	USD	DUB	44	09/28/16	K Hovnanian Enterprises, Inc.	—	11,164
1 Month USD Reuters plus 1.00%	USD	DUB	44	09/28/16	LGI Homes, Inc.	11,700	—
1 Month USD Reuters plus 1.00%	USD	DUB	21	09/28/16	LinkedIn Corp.	—	522
1 Month USD Reuters plus 1.00%	USD	DUB	18	09/28/16	MercadoLibre, Inc.	—	704
1 Month USD Reuters plus 1.00%	USD	DUB	20	09/28/16	Mgic Investment Corp.	—	1,056
1 Month USD Reuters plus 1.00%	USD	DUB	55	09/28/16	Micron Technology, Inc.	—	4,346
1 Month USD Reuters plus 1.00%	USD	DUB	21	09/28/16	Navistar International Corp.	—	5,174
1 Month USD Reuters plus 1.00%	USD	DUB	58	09/28/16	Netsuite, Inc.	—	3,235
1 Month USD Reuters plus 1.00%	USD	DUB	15	09/28/16	New Mountain Finance Corp.	—	281
1 Month USD Reuters plus 1.00%	USD	DUB	50	09/28/16	NXP Semiconductors NV	433	—
1 Month USD Reuters plus 1.00%	USD	DUB	72	09/28/16	Omnicare, Inc.	11,126	—
1 Month USD Reuters plus 1.00%	USD	DUB	51	09/28/16	PDL Biopharma, Inc.	—	4,950
1 Month USD Reuters plus 1.00%	USD	DUB	52	09/28/16	Photronics, Inc.	—	41

Lazard Enhanced Opportunities Portfolio (continued)

Total Return Swap Agreements open at September 30, 2015 (continued):

Pay	Currency	Counterparty	Notional Amount (000)	Expiration Date	Receive	Unrealized Appreciation	Unrealized Depreciation
1 Month USD Reuters plus 1.00%	USD	DUB	48	09/28/16	Photronics, Inc.	$890	$—
1 Month USD Reuters plus 1.00%	USD	DUB	36	09/28/16	PRA Group, Inc.	—	35
1 Month USD Reuters plus 1.00%	USD	DUB	62	09/28/16	Quidel Corp.	—	8,243
1 Month USD Reuters plus 1.00%	USD	DUB	4	09/28/16	Rait Financial Trust	—	150
1 Month USD Reuters plus 1.00%	USD	DUB	45	09/28/16	Redwood Trust, Inc.	—	1,894
1 Month USD Reuters plus 1.00%	USD	DUB	29	09/28/16	Renewable Energy Group, Inc.	—	1,331
1 Month USD Reuters plus 1.00%	USD	DUB	17	09/28/16	Restoration Hardware Holdings, Inc.	—	152
1 Month USD Reuters plus 1.00%	USD	DUB	21	09/28/16	Rovi Corp.	—	627
1 Month USD Reuters plus 1.00%	USD	DUB	52	09/28/16	SanDisk Corp.	—	715
1 Month USD Reuters plus 1.00%	USD	DUB	44	09/28/16	SanDisk Corp.	—	1,046
1 Month USD Reuters plus 1.00%	USD	DUB	23	09/28/16	Sequenom, Inc.	—	1,663
1 Month USD Reuters plus 1.00%	USD	DUB	5	09/28/16	SolarCity Corp.	—	427
1 Month USD Reuters plus 1.00%	USD	DUB	38	09/28/16	SolarCity Corp.	—	8,824
1 Month USD Reuters plus 1.00%	USD	DUB	69	09/28/16	Solazyme, Inc.	—	246
1 Month USD Reuters plus 1.00%	USD	DUB	73	09/28/16	Starwood Property Trust, Inc.	—	3,413
1 Month USD Reuters plus 1.00%	USD	DUB	20	09/28/16	Starwood Waypoint Residential Trust	—	640
1 Month USD Reuters plus 1.00%	USD	DUB	62	09/28/16	SunEdison, Inc.	—	29,976
1 Month USD Reuters plus 1.00%	USD	DUB	14	09/28/16	The Priceline Group, Inc.	55	—
1 Month USD Reuters plus 1.00%	USD	DUB	7	09/28/16	The Priceline Group, Inc.	—	185
1 Month USD Reuters plus 1.00%	USD	DUB	47	09/28/16	Theravance, Inc.	—	11,284
1 Month USD Reuters plus 1.00%	USD	DUB	44	09/28/16	TIVO, Inc.	—	465
1 Month USD Reuters plus 1.00%	USD	DUB	62	09/28/16	Trinity Industries, Inc.	—	9,066
1 Month USD Reuters plus 1.00%	USD	DUB	92	09/28/16	Vector Group, Ltd.	2,859	—
1 Month USD Reuters plus 1.00%	USD	DUB	29	09/28/16	Violin Memory, Inc.	—	6,093

Lazard Enhanced Opportunities Portfolio (continued)

Total Return Swap Agreements open at September 30, 2015 (continued):

Pay	Currency	Counterparty	Notional Amount (000)	Expiration Date	Receive	Unrealized Appreciation	Unrealized Depreciation
1 Month USD Reuters plus 1.00%	USD	DUB	12	09/28/16	Wabash National Corp.	$—	$1,077
1 Month USD Reuters plus 1.00%	USD	DUB	38	09/28/16	WebMD Health Corp.	—	3,266
1 Month USD Reuters plus 1.00%	USD	DUB	72	09/28/16	Workday, Inc.	—	7,768
						47,309	226,070

Receive	Currency	Counterparty	Notional Amount (000)	Expiration Date	Pay	Unrealized Appreciation	Unrealized Depreciation
1 Month EUR Reuters less 1.50%	EUR	DUB	9	09/19/16	Bolsas y Mercados Espanoles SHMSF SA	$918	$—
1 Month USD Reuters plus 1.00%	USD	DUB	20	09/28/16	Apollo Commercial Real Estate Finance, Inc.	—	325
USD FED OPEN less 0.5%	USD	DUB	35	09/29/16	Vector Group, Ltd.	180	—
USD FED OPEN less 0.30%	USD	DUB	13	09/29/16	Aegean Marine Petroleum Network, Inc.	3,476	—
USD FED OPEN less 0.30%	USD	DUB	54	09/29/16	Alon USA Energy, Inc.	—	3,289
USD FED OPEN less 0.30%	USD	DUB	40	09/29/16	Altra Industrial Motion Corp.	4,997	—
USD FED OPEN less 0.30%	USD	DUB	14	09/29/16	American Residential Properties, Inc.	812	—
USD FED OPEN less 0.30%	USD	DUB	31	09/29/16	ANI Pharmaceuticals, Inc.	10,302	—
USD FED OPEN less 0.30%	USD	DUB	8	09/29/16	Ascent Capital Group, Inc.	2,388	—
USD FED OPEN less 0.30%	USD	DUB	14	09/29/16	Atlas Air Worldwide Holdings, Inc.	3,283	—
USD FED OPEN less 0.30%	USD	DUB	9	09/29/16	Avid Technology, Inc.	3,038	—
USD FED OPEN less 0.30%	USD	DUB	11	09/29/16	B&G Foods, Inc.	128	—
USD FED OPEN less 0.30%	USD	DUB	7	09/29/16	Blucora, Inc.	537	—
USD FED OPEN less 0.30%	USD	DUB	8	09/29/16	Bottomline Technologies de, Inc.	426	—
USD FED OPEN less 0.30%	USD	DUB	29	09/29/16	Bunge, Ltd.	4,731	—
USD FED OPEN less 0.30%	USD	DUB	42	09/29/16	Carriage Services, Inc.	3,431	—
USD FED OPEN less 0.30%	USD	DUB	3	09/29/16	Cenveo, Inc.	417	—
USD FED OPEN less 0.30%	USD	DUB	3	09/29/16	Chesapeake Energy Corp.	290	—
USD FED OPEN less 0.30%	USD	DUB	8	09/29/16	Citrix Systems, Inc.	236	—

Lazard Enhanced Opportunities Portfolio (continued)

Total Return Swap Agreements open at September 30, 2015 (continued):

Receive	Currency	Counterparty	Notional Amount (000)	Expiration Date	Pay	Unrealized Appreciation	Unrealized Depreciation
USD FED OPEN less 0.30%	USD	DUB	7	09/29/16	Cobalt International Energy, Inc.	$—	$344
USD FED OPEN less 0.30%	USD	DUB	13	09/29/16	Colony Capital, Inc.	3,190	—
USD FED OPEN less 0.30%	USD	DUB	53	09/29/16	Cowen Group, Inc.	11,705	—
USD FED OPEN less 0.30%	USD	DUB	24	09/29/16	Dycom Industries, Inc.	206	—
USD FED OPEN less 0.30%	USD	DUB	9	09/29/16	EMC Corp.	737	—
USD FED OPEN less 0.30%	USD	DUB	17	09/29/16	Encore Capital Group, Inc.	2,460	—
USD FED OPEN less 0.30%	USD	DUB	17	09/29/16	FireEye, Inc.	4,465	—
USD FED OPEN less 0.30%	USD	DUB	11	09/29/16	Forest City Enterprises, Inc.	1,555	—
USD FED OPEN less 0.30%	USD	DUB	26	09/29/16	Green Plains, Inc.	9,447	—
USD FED OPEN less 0.30%	USD	DUB	10	09/29/16	Hologic, Inc.	408	—
USD FED OPEN less 0.30%	USD	DUB	13	09/29/16	Hovnanian Enterprises, Inc.	5,255	—
USD FED OPEN less 0.30%	USD	DUB	25	09/29/16	Intel Corp.	—	780
USD FED OPEN less 0.30%	USD	DUB	15	09/29/16	Ironwood Pharmaceuticals, Inc.	1,870	—
USD FED OPEN less 0.30%	USD	DUB	30	09/29/16	LGI Homes, Inc.	—	11,337
USD FED OPEN less 0.30%	USD	DUB	6	09/29/16	LinkedIn Corp.	105	—
USD FED OPEN less 0.30%	USD	DUB	7	09/29/16	MercadoLibre, Inc.	388	—
USD FED OPEN less 0.30%	USD	DUB	11	09/29/16	Merck & Co., Inc.	—	41
USD FED OPEN less 0.30%	USD	DUB	15	09/29/16	MGIC Investment Corp.	2,927	—
USD FED OPEN less 0.30%	USD	DUB	16	09/29/16	Micron Technology, Inc.	1,668	—
USD FED OPEN less 0.30%	USD	DUB	7	09/29/16	Navistar International Corp.	2,897	—
USD FED OPEN less 0.30%	USD	DUB	20	09/29/16	NetSuite, Inc.	2,219	—
USD FED OPEN less 0.30%	USD	DUB	21	09/29/16	NXP Semiconductors NV	—	17
USD FED OPEN less 0.30%	USD	DUB	36	09/29/16	Photronics, Inc.	1,113	—
USD FED OPEN less 0.30%	USD	DUB	17	09/29/16	PRA Group, Inc.	—	142

Lazard Enhanced Opportunities Portfolio (continued)

Total Return Swap Agreements open at September 30, 2015 (continued):

Receive	Currency	Counterparty	Notional Amount (000)	Expiration Date	Pay	Unrealized Appreciation	Unrealized Depreciation
USD FED OPEN less 0.30%	USD	DUB	7	09/29/16	The Priceline Group, Inc.	$—	$90
USD FED OPEN less 0.30%	USD	DUB	25	09/29/16	Quidel Corp.	5,216	—
USD FED OPEN less 0.30%	USD	DUB	3	09/29/16	Redwood Trust, Inc.	678	—
USD FED OPEN less 0.30%	USD	DUB	24	09/29/16	Renewable Energy Group, Inc.	4,274	—
USD FED OPEN less 0.30%	USD	DUB	8	09/29/16	Restoration Hardware Holdings, Inc.	24	—
USD FED OPEN less 0.30%	USD	DUB	5	09/29/16	Rovi Corp.	412	—
USD FED OPEN less 0.30%	USD	DUB	33	09/29/16	SanDisk Corp.	—	455
USD FED OPEN less 0.30%	USD	DUB	4	09/29/16	Spirit Realty Capital, Inc.	27	—
USD FED OPEN less 0.30%	USD	DUB	7	09/29/16	Starwood Waypoint Residential Trust	130	—
USD FED OPEN less 0.30%	USD	DUB	33	09/29/16	SunEdison, Inc.	23,596	—
USD FED OPEN less 0.30%	USD	DUB	5	09/29/16	TiVo, Inc.	200	—
USD FED OPEN less 0.30%	USD	DUB	84	09/29/16	Trinity Industries, Inc.	20,175	—
USD FED OPEN less 0.30%	USD	DUB	78	09/29/16	United States Treasury Note, 1.50%, 05/31/20	—	1,247
USD FED OPEN less 0.30%	USD	DUB	19	09/29/16	United States Treasury Note, 1.625%, 07/31/20	—	116
USD FED OPEN less 0.30%	USD	DUB	147	09/29/16	United States Treasury Note, 2.125%, 05/15/25	—	4,051
USD FED OPEN less 0.30%	USD	DUB	56	09/29/16	Universal Corp./VA	500	—
USD FED OPEN less 0.30%	USD	DUB	21	09/29/16	Violin Memory, Inc.	11,108	—
USD FED OPEN less 0.30%	USD	DUB	10	09/29/16	Vulcan Materials Co.	516	—
USD FED OPEN less 0.30%	USD	DUB	6	09/29/16	Wabash National Corp.	636	—
USD FED OPEN less 0.30%	USD	DUB	15	09/29/16	WebMD Health Corp.	1,494	—
USD FED OPEN less 0.30%	USD	DUB	29	09/29/16	Workday, Inc.	4,189	—
USD FED OPEN less 0.30%	USD	DUB	27	09/29/16	Wright Medical Group, Inc.	5,155	—
USD FED OPEN less 0.75%	USD	DUB	118	09/29/16	iShares Russell 2000 ETF	—	1,303
USD FED OPEN less 0.85%	USD	DUB	27	09/29/16	BroadSoft, Inc.	820	—

Lazard Enhanced Opportunities Portfolio (concluded)

Total Return Swap Agreements open at September 30, 2015 (concluded):

Receive	Currency	Counterparty	Notional Amount (000)	Expiration Date	Pay	Unrealized Appreciation	Unrealized Depreciation
USD FED OPEN less 2.50%	USD	DUB	5	09/29/16	PDL BioPharma, Inc.	$949	$—
USD FED OPEN less 2.50%	USD	DUB	16	09/29/16	SolarCity Corp.	3,977	—
USD FED OPEN less 3.00%	USD	DUB	18	09/29/16	Amtrust Financial Services, Inc.	188	—
USD FED OPEN less 3.00%	USD	DUB	57	09/29/16	Exelixis, Inc.	—	21,275
USD FED OPEN less 4.00%	USD	DUB	4	09/29/16	Sequenom, Inc.	1,133	—
USD FED OPEN less 4.50%	USD	DUB	26	09/29/16	JAKKS Pacific, Inc.	—	1,786
USD FED OPEN less 8.25%	USD	DUB	39	09/29/16	Theravance, Inc.	22,547	—
USD FED OPEN less 22.25%	USD	DUB	33	09/29/16	Solazyme, Inc.	8,914	—
						209,063	46,598
Gross unrealized appreciation/depreciation on Total Return Swap Agreements						$256,372	$272,668

Description	Shares	Value
Lazard Fundamental Long/Short Portfolio
Common Stocks | 83.6%
Alcohol & Tobacco | 3.5%
Reynolds American, Inc. (k)	122,935	$5,442,332
Banking | 6.0%
Bank of America Corp. (k)	241,371	3,760,560
Signature Bank (a), (k)	40,849	5,619,189
		9,379,749
Chemicals | 1.8%
Eastman Chemical Co. (k)	43,758	2,832,018
Commercial Services | 10.0%
H&R Block, Inc. (k)	139,481	5,049,212
Huron Consulting Group, Inc. (a), (k)	34,125	2,133,836
ServiceMaster Global Holdings, Inc. (a), (k)	152,979	5,132,446
United Rentals, Inc. (a), (k)	52,898	3,176,525
		15,492,019
Computer Software & Services | 2.1%
Check Point Software Technologies, Ltd. (a), (k)	41,333	3,278,947
Financial Services | 10.4%
Intercontinental Exchange, Inc. (k)	17,092	4,016,449
MasterCard, Inc., Class A (k)	36,385	3,279,016
Springleaf Holdings, Inc. (a), (k)	69,236	3,026,998
The Charles Schwab Corp. (k)	89,261	2,549,294
Visa, Inc., Class A (k)	46,994	3,273,602
		16,145,359
Food & Beverages | 1.0%
Kellogg Co. (k)	24,348	1,620,359
Health Services | 3.0%
Aetna, Inc. (k)	14,305	1,565,110
Quintiles Transnational Holdings, Inc. (a), (k)	44,872	3,121,745
		4,686,855
Insurance | 6.3%
Aon PLC (k)	27,006	2,393,002
The Hartford Financial Services Group, Inc. (k)	110,138	5,042,118
Voya Financial, Inc. (k)	60,719	2,354,075
		9,789,195
Leisure & Entertainment | 2.9%
Hilton Worldwide Holdings, Inc. (k)	56,500	1,296,110
Norwegian Cruise Line Holdings, Ltd. (a), (k)	55,244	3,165,481
		4,461,591
Manufacturing | 3.0%
Honeywell International, Inc. (k)	48,439	4,586,689

Description	Shares	Value
Media | 2.4%
Alphabet, Inc., Class C (a)	6,151	$3,742,391
Medical Products | 5.2%
McKesson Corp. (k)	12,254	2,267,358
Natus Medical, Inc. (a), (k)	147,532	5,820,137
		8,087,495
Pharmaceutical & Biotechnology | 3.8%
Zoetis, Inc. (k)	142,084	5,851,019
Real Estate | 0.9%
Communications Sales & Leasing, Inc., REIT (k)	76,665	1,372,304
Retail | 16.5%
Advance Auto Parts, Inc. (k)	56,823	10,769,663
CVS Health Corp. (k)	41,038	3,959,346
Dick’s Sporting Goods, Inc. (k)	104,349	5,176,754
DSW, Inc., Class A (k)	56,259	1,423,915
Kohl’s Corp. (k)	91,359	4,230,836
		25,560,514
Semiconductors & Components | 3.9%
Bruker Corp. (a), (k)	79,660	1,308,814
Maxim Integrated Products, Inc. (k)	51,092	1,706,473
NXP Semiconductors NV (a), (k)	35,699	3,108,312
		6,123,599
Transportation | 0.9%
Union Pacific Corp. (k)	15,869	1,402,978
Total Common Stocks
(Identified cost $133,129,584)		129,855,413
Short-Term Investment | 77.3%
State Street Institutional Treasury Money Market Fund (Identified cost $120,072,884)	120,072,884	120,072,884
Total Investments excluding Securities Sold Short | 160.9% (Identified cost $253,202,468)		249,928,297
Securities Sold Short | (62.7)%
Banking | (4.3)%
Cullen/Frost Bankers, Inc.	(16,572)	(1,053,648)
Hancock Holding Co.	(40,015)	(1,082,406)
Texas Capital Bancshares, Inc. (a)	(22,818)	(1,196,119)
US Bancorp	(56,167)	(2,303,409)
Valley National Bancorp	(102,530)	(1,008,895)
		(6,644,477)
Cable Television | (0.6)%
DISH Network Corp., Class A (a)	(16,588)	(967,744)

Description	Shares	Value
Lazard Fundamental Long/Short Portfolio (continued)
Chemicals | (0.5)%
The Dow Chemical Co.	(18,197)	$(771,553)
Commercial Services | (3.9)%
Fastenal Co.	(58,409)	(2,138,353)
MSC Industrial Direct Co., Inc., Class A	(31,564)	(1,926,351)
WW Grainger, Inc.	(9,183)	(1,974,437)
		(6,039,141)
Computer Software & Services | (0.8)%
SAP SE Sponsored ADR	(18,919)	(1,225,762)
Construction & Engineering | (0.5)%
KBR, Inc.	(46,319)	(771,675)
Consumer Products | (1.5)%
Fossil Group, Inc. (a)	(40,567)	(2,266,884)
Financial Services | (9.0)%
Affiliated Managers Group, Inc. (a)	(13,570)	(2,320,334)
Capital One Financial Corp.	(24,062)	(1,744,976)
Eaton Vance Corp.	(63,174)	(2,111,275)
Janus Capital Group, Inc.	(86,224)	(1,172,646)
Prudential Financial, Inc.	(13,683)	(1,042,782)
T Rowe Price Group, Inc.	(31,677)	(2,201,552)
The Goldman Sachs Group, Inc.	(7,893)	(1,371,488)
Waddell & Reed Financial, Inc., Class A	(55,764)	(1,938,914)
		(13,903,967)
Food & Beverages | (2.2)%
B&G Foods, Inc.	(30,791)	(1,122,332)
The Hain Celestial Group, Inc. (a)	(45,272)	(2,336,035)
		(3,458,367)
Forest & Paper Products | (0.8)%
Bemis Co., Inc.	(32,506)	(1,286,262)
Health Services | (1.0)%
Owens & Minor, Inc.	(49,124)	(1,569,021)
Insurance | (1.8)%
Genworth Financial, Inc., Class A (a)	(103,717)	(479,173)
Lincoln National Corp.	(14,159)	(671,986)
The Travelers Cos., Inc.	(17,078)	(1,699,773)
		(2,850,932)
Leisure & Entertainment | (0.7)%
Jack in the Box, Inc.	(15,155)	(1,167,541)
		(1,167,541)
Manufacturing | (5.3)%
Caterpillar, Inc.	(17,661)	(1,154,323)
Corning, Inc.	(82,927)	(1,419,710)
Deere & Co.	(31,271)	(2,314,054)
Dover Corp.	(16,902)	(966,456)

Description	Shares	Value
Kennametal, Inc.	(46,864)	$(1,166,445)
Terex Corp.	(67,756)	(1,215,543)
		(8,236,531)
Medical Products | (3.7)%
Baxter International, Inc.	(41,640)	(1,367,874)
ConforMIS, Inc.	(79,706)	(1,439,490)
Patterson Cos., Inc.	(34,767)	(1,503,673)
Varian Medical Systems, Inc. (a)	(18,857)	(1,391,270)
		(5,702,307)
Pharmaceutical & Biotechnology | (7.2)%
Achillion Pharmaceuticals, Inc. (a)	(180,930)	(1,250,226)
AMAG Pharmaceuticals, Inc. (a)	(26,200)	(1,040,926)
Exact Sciences Corp. (a)	(48,735)	(876,743)
Haemonetics Corp. (a)	(31,651)	(1,022,960)
Illumina, Inc. (a)	(8,602)	(1,512,403)
Kite Pharma, Inc. (a)	(21,185)	(1,179,581)
Merck & Co., Inc.	(55,407)	(2,736,552)
Zimmer Biomet Holdings, Inc.	(15,989)	(1,501,847)
		(11,121,238)
Retail | (14.4)%
Bed Bath & Beyond, Inc. (a)	(34,347)	(1,958,466)
Big Lots, Inc.	(48,391)	(2,318,897)
Dollar Tree, Inc. (a)	(15,076)	(1,004,966)
Foot Locker, Inc.	(14,630)	(1,052,921)
lululemon athletica, Inc. (a)	(18,092)	(916,360)
Nordstrom, Inc.	(31,238)	(2,240,077)
PVH Corp.	(10,560)	(1,076,486)
The Children’s Place, Inc.	(20,035)	(1,155,419)
The Gap, Inc.	(80,067)	(2,281,910)
The Kroger Co.	(69,415)	(2,503,799)
Tiffany & Co.	(38,052)	(2,938,375)
Wal-Mart Stores, Inc.	(45,881)	(2,974,924)
		(22,422,600)
Semiconductors & Components | (1.3)%
Cavium, Inc. (a)	(18,269)	(1,121,169)
Linear Technology Corp.	(20,510)	(827,578)
		(1,948,747)
Technology | (1.8)%
Amdocs, Ltd.	(28,431)	(1,617,155)
NetScout Systems, Inc. (a)	(34,660)	(1,225,924)
		(2,843,079)
Transportation | (1.4)%
Knight Transportation, Inc.	(44,863)	(1,076,712)

Description	Shares	Value
Lazard Fundamental Long/Short Portfolio (concluded)
Werner Enterprises, Inc.	(44,822)	$(1,125,032)
		(2,201,744)
Total Securities Sold Short (Proceeds $106,987,918)		(97,399,572)
Total Investments | 98.2% (Identified cost and short proceeds $146,214,550) (b)		$152,528,725
Cash and Other Assets in Excess of Liabilities | 1.8%		2,788,065
Net Assets | 100.0%		$155,316,790

Description	Shares	Value
Lazard Master Alternatives Portfolio
Common Stocks | 54.1%
Australia | 1.1%
Ainsworth Game Technology, Ltd.	14,095	$27,779
Asaleo Care, Ltd.	46,074	58,046
Caltex Australia, Ltd.	837	18,522
Pact Group Holdings, Ltd.	5,296	17,776
Spotless Group Holdings, Ltd.	45,621	69,418
		191,541
Belgium | 0.4%
Anheuser-Busch InBev SA/NV (k)	698	74,137
Brazil | 1.3%
Ambev SA	10,000	48,985
BB Seguridade Participacoes SA	8,100	50,690
BM&FBovespa SA	7,200	20,122
Braskem SA A Shares	5,800	24,388
CCR SA	4,400	13,507
JBS SA	5,000	21,188
Lojas Renner SA	10,000	46,412
		225,292
Canada | 0.5%
Air Canada (a)	1,494	12,012
Altus Group, Ltd.	958	14,702
Cineplex, Inc. (k)	419	14,892
CRH Medical Corp. (a)	375	1,200
Encana Corp. (k)	2,641	17,008
Freehold Royalties, Ltd.	2,000	16,216
Sandvine Corp. (a)	1,745	3,034
		79,064
Chile | 0.3%
Cia Cervecerias Unidas SA Sponsored ADR	1,700	37,655
Enersis SA Sponsored ADR	1,200	15,168
		52,823
China | 2.3%
Boer Power Holdings, Ltd.	11,000	18,668
China Construction Bank Corp., Class H	13,000	8,708
China Hongqiao Group, Ltd.	21,500	10,178
China Lesso Group Holdings, Ltd.	25,000	20,048
China Lodging Group, Ltd. Sponsored ADR (a), (k)	600	14,598
China Medical System Holdings, Ltd.	24,000	27,482
China Overseas Land & Investment, Ltd.	10,000	30,583
China Telecom Corp., Ltd. Class H	26,000	12,531
Chongqing Rural Commercial Bank Co., Ltd., Class H	19,000	10,880

Description	Shares	Value
CIFI Holdings Group Co., Ltd.	46,000	$8,175
CNOOC, Ltd.	15,000	15,527
Fufeng Group, Ltd.	36,000	14,923
Huadian Power International Corp., Ltd. Class H	22,000	17,279
Longfor Properties Co., Ltd.	8,500	10,776
NetEase, Inc. ADR (k)	200	24,024
New China Life Insurance Co., Ltd. Class H	3,000	12,955
New Oriental Education & Technology Group, Inc. Sponsored ADR	400	8,084
PICC Property & Casualty Co., Ltd., Class H	8,000	15,729
Shenzhou International Group Holdings, Ltd.	2,000	10,337
Sunac China Holdings, Ltd.	22,000	11,732
Sunny Optical Technology Group Co., Ltd.	11,000	22,007
The People’s Insurance Co. Group of China, Ltd., Class H	24,000	11,791
TravelSky Technology, Ltd. Class H	14,000	17,859
Vipshop Holdings, Ltd. ADR (a)	800	13,440
Xinjiang Goldwind Science & Technology Co., Ltd., Class H	4,800	8,419
Xinyi Solar Holdings, Ltd.	34,000	11,751
Zhuzhou CSR Times Electric Co., Ltd., Class H	1,500	11,194
		399,678
Denmark | 0.2%
Carlsberg A/S, Class B (k)	479	36,863
Egypt | 0.3%
Commercial International Bank Egypt SAE GDR	9,722	59,667
Finland | 0.5%
Sampo Oyj, A Shares (k)	1,914	92,826
France | 1.5%
Alstom SA (a), (k)	1,863	57,592
Klepierre REIT (k)	1,670	75,752
Renault SA (k)	464	33,332
Vallourec SA	750	6,652
Vivendi SA (k)	3,725	88,189
		261,517
Germany | 0.8%
Bayerische Motoren Werke AG	649	57,610
LEG Immobilien AG (k)	1,044	86,074
		143,684
Greece | 0.1%
Tsakos Energy Navigation, Ltd.	1,900	15,447
Hong Kong | 1.0%
BOC Hong Kong Holdings, Ltd. (k)	13,500	39,847
China Everbright, Ltd.	10,000	23,022

Description	Shares	Value
Lazard Master Alternatives Portfolio (continued)
China Mobile, Ltd.	1,000	$11,896
China Power International Development, Ltd.	18,000	11,821
China Resources Land, Ltd.	4,000	9,459
China Unicom Hong Kong, Ltd.	18,000	22,855
CP Pokphand Co., Ltd.	140,000	15,678
Sino Biopharmaceutical, Ltd.	16,000	19,878
Tongda Group Holdings, Ltd.	90,000	15,742
		170,198
Hungary | 0.3%
MOL Hungarian Oil & Gas Nyrt.	722	31,505
Richter Gedeon Nyrt.	738	11,736
		43,241
India | 0.4%
Dr Reddy’s Laboratories, Ltd. ADR	300	19,173
Infosys, Ltd. Sponsored ADR	1,300	24,817
Tata Motors, Ltd. Sponsored ADR (a)	700	15,750
		59,740
Ireland | 1.5%
Bank of Ireland (a)	206,165	80,193
CRH PLC (k)	3,916	103,592
Kerry Group PLC, Class A	490	36,634
Permanent TSB Group Holdings PLC (a)	6,904	36,709
		257,128
Israel | 0.7%
Check Point Software Technologies, Ltd. (a), (k)	1,140	90,436
Israel Discount Bank, Ltd., Class A (a)	12,876	23,536
		113,972
Italy | 0.7%
Banca Popolare dell’Emilia Romagna SC	1,310	10,832
Banca Popolare di Milano Scarl	11,108	10,979
Banca Sistema SpA (a)	85	382
Banco Popolare SC (a)	668	9,881
Credito Valtellinese Scarl (a)	8,571	11,087
Davide Campari-Milano SpA (k)	7,990	63,751
Unione di Banche Italiane SCpA	1,410	10,004
		116,916
Japan | 5.5%
Asahi Kasei Corp.	1,000	7,059
Daiwa House Industry Co., Ltd. (k)	4,800	119,143
FANUC Corp. (k)	300	46,251
Gulliver International Co., Ltd. (k)	6,600	60,783
Hitachi, Ltd.	1,000	5,054
Hulic Co., Ltd. (k)	3,900	35,352
JAFCO Co., Ltd. (k)	700	27,794

Description	Shares	Value
Kenedix Retail REIT Corp.	2	$3,861
Keyence Corp. (k)	100	44,774
LIXIL Group Corp.	700	14,237
Makita Corp. (k)	400	21,336
Mitsubishi Corp.	500	8,221
Mitsubishi Estate Co., Ltd. (k)	1,000	20,495
Mitsubishi UFJ Financial Group, Inc. (k)	5,600	33,846
Mizuho Financial Group, Inc.	18,700	35,125
Nidec Corp. (k)	400	27,559
Nintendo Co., Ltd.	100	16,894
Nippon Steel & Sumitomo Metal Corp.	400	7,307
Nippon Yusen Kabushiki Kaisha	2,000	4,641
Nissan Chemical Industries, Ltd. (k)	1,400	30,823
Nitto Denko Corp. (k)	500	30,031
Nomura Holdings, Inc. (k)	5,400	31,332
ORIX Corp. (k)	2,600	33,632
Rinnai Corp.	100	7,644
SCREEN Holdings Co., Ltd. (k)	2,000	9,809
Shin-Etsu Chemical Co., Ltd. (k)	400	20,560
Sony Corp. (k)	1,200	29,342
Sumitomo Mitsui Financial Group, Inc. (k)	800	30,454
Sumitomo Mitsui Trust Holdings, Inc. (k)	8,000	29,508
Taisei Corp. (k)	7,000	45,792
Takashimaya Co., Ltd. (k)	1,000	8,114
The Dai-ichi Life Insurance Co., Ltd. (k)	1,500	23,988
The Kansai Electric Power Co., Inc. (a), (k)	1,700	19,030
Tokyo Tatemono Co., Ltd.	1,300	15,570
Tokyu Fudosan Holdings Corp. (k)	3,100	20,705
Toshiba Corp. (a)	5,000	12,627
Ube Industries, Ltd.	7,000	12,262
		950,955
Mexico | 1.7%
Arca Continental SAB de CV	10,600	59,694
Controladora Vuela Cia de Aviacion SAB de CV (a)	1,712	25,543
Credito Real SAB de CV SOFOM ER	4,600	8,988
Gentera SAB de CV	26,400	43,134
Gruma SAB de CV, Class B	1,300	17,879
Grupo Aeromexico SAB de CV (a)	6,500	10,216
Grupo Aeroportuario del Centro Norte SAB de CV	5,000	24,836
Grupo Aeroportuario del Sureste SAB de CV, B Shares	1,085	16,557
Industrias Bachoco SAB de CV , Series B	4,600	23,344
Kimberly-Clark de Mexico SAB de CV, Series A	4,600	10,403

Description	Shares	Value
Lazard Master Alternatives Portfolio (continued)
Promotora y Operadora de Infraestructura SAB de CV (a)	5,500	$60,255
		300,849
Netherlands | 1.2%
Euronext NV	459	19,562
NXP Semiconductors NV (a), (k)	985	85,764
Wolters Kluwer NV (k)	3,491	107,634
		212,960
Norway | 0.1%
Europris ASA	3,252	15,514
Peru | 0.1%
Credicorp, Ltd.	100	10,636
Philippines | 0.4%
Alliance Global Group, Inc.	85,300	28,004
Cebu Air, Inc.	6,030	11,183
Globe Telecom, Inc.	630	31,790
		70,977
Poland | 0.3%
Energa SA	3,748	16,659
Polski Koncern Naftowy Orlen SA	525	9,162
Polskie Gornictwo Naftowe i Gazownictwo SA	18,211	31,288
		57,109
Russia | 0.3%
Lukoil PJSC Sponsored ADR	244	8,304
Magnitogorsk Iron & Steel Works OJSC Sponsored GDR	2,385	9,633
Severstal PAO GDR	1,064	11,292
Tatneft OAO Sponsored ADR	517	14,496
		43,725
South Africa | 3.0%
Astral Foods, Ltd.	2,508	31,598
AVI, Ltd.	8,344	52,817
Barclays Africa Group, Ltd.	1,134	13,956
Capitec Bank Holdings, Ltd.	1,344	48,636
Clicks Group, Ltd.	8,053	52,226
FirstRand, Ltd.	10,706	38,057
Liberty Holdings, Ltd.	3,704	33,791
Life Healthcare Group Holdings, Ltd.	8,730	22,468
Mondi, Ltd.	1,024	21,492
Mr Price Group, Ltd.	2,913	40,657
Nampak, Ltd.	10,191	19,002
Pioneer Foods Group, Ltd.	982	13,902
Sasol, Ltd.	2,063	57,918
Sibanye Gold, Ltd. Sponsored ADR	2,408	11,173
The SPAR Group, Ltd.	939	12,551

Description	Shares	Value
Truworths International, Ltd.	4,047	$24,881
Vodacom Group, Ltd.	2,457	24,420
		519,545
Sweden | 0.4%
Swedbank AB, A Shares (k)	3,332	73,696
Switzerland | 0.4%
Actelion, Ltd. (k)	271	34,473
Credit Suisse Group AG	1,364	32,815
		67,288
Taiwan | 0.4%
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	3,400	70,550
United Kingdom | 3.5%
Aon PLC (k)	745	66,014
Associated British Foods PLC (k)	1,520	77,035
AstraZeneca PLC (k)	567	35,984
Diageo PLC (k)	2,839	76,399
Infinis Energy PLC	12,186	24,818
International Consolidated Airlines Group SA (a)	4,400	39,267
Pearson PLC (k)	4,291	73,338
Premier Oil PLC (a)	9,161	9,263
Provident Financial PLC	628	29,895
Prudential PLC (k)	3,687	77,945
Shire PLC (k)	498	33,991
Spire Healthcare Group PLC	3,283	17,918
UBM PLC (k)	4,511	33,217
		595,084
United States | 22.9%
Advance Auto Parts, Inc. (k)	1,567	296,994
Aetna, Inc. (k)	394	43,108
Alphabet, Inc., Class C (a)	291	177,050
American Airlines Group, Inc.	175	6,795
Bank of America Corp. (k)	7,166	111,646
Barnes & Noble Education, Inc. (a)	–	1
Bristol-Myers Squibb Co. (k)	193	11,426
Bruker Corp. (a), (k)	2,198	36,113
Chesapeake Energy Corp.	17	125
Cobalt International Energy, Inc. (a)	20	142
Communications Sales & Leasing, Inc., REIT (k)	2,115	37,859
CVS Health Corp. (k)	1,132	109,215
Dick’s Sporting Goods, Inc. (k)	2,879	142,827
DSW, Inc., Class A (k)	1,552	39,281
Eastman Chemical Co. (k)	1,207	78,117
Exelixis, Inc. (a)	6,743	37,828

Description	Shares	Value
Lazard Master Alternatives Portfolio (continued)
Forest City Enterprises, Inc. Class A (a)	69	$1,389
Gramercy Property Trust, Inc. REIT	114	2,368
Greatbatch, Inc. (a), (k)	392	22,117
H&R Block, Inc. (k)	3,848	139,298
Halliburton Co. (k)	981	34,678
Hilton Worldwide Holdings, Inc. (k)	1,570	36,016
Honeywell International, Inc. (k)	1,336	126,506
Huron Consulting Group, Inc. (a), (k)	941	58,841
Intercontinental Exchange, Inc. (k)	472	110,915
JAKKS Pacific, Inc. (a)	81	690
Kellogg Co. (k)	672	44,722
Kohl’s Corp. (k)	2,534	117,350
M/A-COM Technology Solutions Holdings, Inc. (a)	100	2,899
MasterCard, Inc., Class A (k)	1,004	90,480
Maxim Integrated Products, Inc. (k)	1,410	47,094
McKesson Corp. (k)	338	62,540
MGIC Investment Corp. (a)	156	1,445
Natus Medical, Inc. (a), (k)	4,070	160,561
Navistar International Corp. (a)	71	903
Norwegian Cruise Line Holdings, Ltd. (a), (k)	1,524	87,325
PTC Therapeutics, Inc. (a)	41	1,095
Quintiles Transnational Holdings, Inc. (a), (k)	1,238	86,128
RAIT Financial Trust REIT	500	2,480
Reynolds American, Inc. (k)	3,392	150,164
SanDisk Corp.	11	598
Sequenom, Inc. (a)	88	154
ServiceMaster Global Holdings, Inc. (a), (k)	4,220	141,581
Signature Bank (a), (k)	1,163	159,982
SolarCity Corp. (a)	48	2,050
Solazyme, Inc. (a)	1,774	4,612
Springleaf Holdings, Inc. (a), (k)	2,260	98,807
SunEdison, Inc. (a)	107	768
The Charles Schwab Corp. (k)	2,463	70,343
The Hartford Financial Services Group, Inc. (k)	3,039	139,125
The J.M. Smucker Co. (k)	668	76,212
The Priceline Group, Inc. (a)	1	1,237
The Procter & Gamble Co. (k)	979	70,429
Theravance, Inc.	622	4,466
Trinity Industries, Inc.	69	1,564
Union Pacific Corp. (k)	1,158	102,379
United Continental Holdings, Inc. (a), (k)	296	15,703
United Rentals, Inc. (a), (k)	2,058	123,583
United Therapeutics Corp. (a), (k)	221	29,004
Visa, Inc., Class A (k)	1,296	90,279
Voya Financial, Inc. (k)	1,873	72,616

Description	Shares	Value
Zoetis, Inc. (k)	5,787	$238,309
		3,960,332
Total Common Stocks (Identified cost $9,881,743)		9,342,954

Description	Principal Amount (000) (i)	Value
Corporate Bonds | 5.1%
Marshall Island | 0.2%
Aegean Marine Petroleum Network, Inc., 4.000%, 11/01/18	35	$29,050
United States | 4.9%
Alpha Natural Resources, Inc., 4.875%, 12/15/20 (f)	116	4,060
AMAG Pharmaceuticals, Inc., 7.875%, 09/01/23 (d)	10	9,575
Apollo Commercial Real Estate Finance, Inc., 5.500%, 03/15/19	15	14,691
Ascent Capital Group, Inc., 4.000%, 07/15/20	45	32,400
Atlas Air Worldwide Holdings, Inc., 2.250%, 06/01/22	22	17,628
Avid Technology, Inc., 2.000%, 06/15/20 (d)	25	17,375
Broadsoft, Inc., 1.000%, 09/01/22 (d)	35	34,344
Cenveo Corp., 7.000%, 05/15/17	18	16,223
Chesapeake Energy Corp., 2.500%, 05/15/37	7	6,020
CHS/Community Health Systems, Inc., 7.125%, 07/15/20	30	31,200
Dycom Industries, Inc., 0.750%, 09/15/21 (d)	33	32,587
Empire State Realty OP LP, 2.625%, 08/15/19 (d)	60	60,712
Exelixis, Inc., 4.250%, 08/15/19	2	2,414
FireEye, Inc., 1.625%, 06/01/35	25	22,208
FXCM, Inc., 2.250%, 06/15/18	50	39,000
IAS Operating Partnership LP, 5.000%, 03/15/18 (d)	45	42,525
Ironwood Pharmaceuticals, Inc., 2.250%, 06/15/22 (d)	30	26,662
JAKKS Pacific, Inc., 4.875%, 06/01/20 (d)	25	25,531
MGIC Investment Corp., 9.000%, 04/01/63 (d)	24	29,685

Description	Principal Amount (000) (i)	Value
Lazard Master Alternatives Portfolio (continued)
Navistar International Corp., 4.750%, 04/15/19	1	$696
Northstar Realty Europe Corp., 4.625%, 12/15/16 (d)	79	78,692
RAIT Financial Trust REIT, 4.000%, 10/01/33	40	33,300
Renewable Energy Group, Inc., 2.750%, 06/15/19	30	25,819
Resource Capital Corp., 8.000%, 01/15/20	22	20,639
Solazyme, Inc., 5.000%, 10/01/19	5	2,859
Spirit Realty Capital, Inc., 2.875%, 05/15/19	50	46,562
Starwood Waypoint Residential Trust, 3.000%, 07/01/19	33	31,309
Trinity Industries, Inc., 3.875%, 06/01/36	50	58,969
Violin Memory, Inc., 4.250%, 10/01/19	50	35,687
Wright Medical Group, Inc., 2.000%, 02/15/20 (d)	45	42,806
		842,178
Total Corporate Bonds (Identified cost $954,270)		871,228

Description	Shares	Value
Exchange-Traded Funds | 1.1%
iShares MSCI Brazil Index Fund	7,070	$155,187
iShares MSCI Emerging Markets ETF	130	4,261
SPDR S&P 500 ETF Trust	111	21,271
Total Exchange-Traded Funds (Identified cost $185,161)		180,719
Preferred Stocks | 0.9%
Brazil | 0.1%
Banco Bradesco SA	3,500	18,910
United States | 0.8%
Bunge, Ltd.	450	44,158
Chesapeake Energy Corp.	12	4,788
Cowen Group, Inc. Series A	30	26,093
Universal Corp.	49	56,252
		131,291
Total Preferred Stocks (Identified cost $171,641)		150,201

Description	Number of Contracts	Value
Purchased Options | 0.0%
Citrix Systems, Inc. 80 Call, Expires 01/15/16	3	$375
EMC Corp. 27 Call, Expires 10/16/15	18	180
Micron Technology, Inc. 21 Call, Expires 10/16/15	4	12
SPDR S&P 500 ETF Trust 190 Put, Expires 11/20/15	5	2,810
Teck Resources, Ltd. 4 Put, Expires 02/19/16	6	456
Tivo, Inc. 12 Call, Expires 01/15/16	5	10
Total Purchased Options (Identified cost $7,040)		3,843

Description	Shares	Value
Short-Term Investment | 50.0%
State Street Institutional Treasury Money Market Fund (Identified cost $8,636,615)	8,636,615	$8,636,615
Total Investments excluding Securities Sold Short | 111.2% (Identified cost $19,836,470)		19,185,560
Securities Sold Short | (26.3)%
Common Stocks | (24.7)%
Australia | (0.4)%
Commonwealth Bank of Australia	(504)	(25,932)
Insurance Australia Group, Ltd.	(7,310)	(25,006)
National Australia Bank, Ltd.	(1,214)	(25,762)
		(76,700)
Canada | (0.4)%
lululemon athletica, Inc. (a)	(1,320)	(66,858)

Denmark | (0.3)%
Coloplast AS, Class B	(326)	(23,128)
Novozymes AS Class B	(614)	(26,813)
		(49,941)
France | (0.7)%
Bureau Veritas SA	(2,611)	(55,085)
Legrand SA	(692)	(36,791)
Publicis Groupe SA	(538)	(36,756)
		(128,632)
Germany | (0.4)%
Hannover Rueck SE	(361)	(36,908)

Description	Shares	Value
Lazard Master Alternatives Portfolio (continued)
SAP SE Sponsored ADR	(522)	$(33,820)
		(70,728)
Japan | (3.0)%
Eisai Co., Ltd.	(300)	(17,794)
Ezaki Glico Co., Ltd.	(300)	(13,886)
Hirose Electric Co., Ltd.	(200)	(21,841)
Hitachi Construction Machinery Co., Ltd.	(1,200)	(16,089)
House Foods Group, Inc.	(500)	(8,494)
Ibiden Co., Ltd.	(900)	(11,843)
Japan Display, Inc. (a)	(6,300)	(18,163)
Kaneka Corp.	(4,000)	(29,570)
Kewpie Corp.	(600)	(11,992)
Kikkoman Corp.	(1,000)	(27,597)
Kuraray Co., Ltd.	(1,000)	(12,490)
Kyocera Corp.	(400)	(18,355)
MEIJI Holdings Co., Ltd.	(200)	(14,717)
Mitsui OSK Lines, Ltd.	(7,000)	(16,831)
Nissan Motor Co., Ltd.	(3,500)	(32,240)
NSK, Ltd.	(1,900)	(18,447)
NTN Corp.	(3,000)	(12,418)
Ono Pharmaceutical Co., Ltd.	(200)	(23,789)
Ryosan Co., Ltd.	(200)	(4,696)
Shionogi & Co., Ltd.	(700)	(25,162)
Sysmex Corp.	(500)	(26,439)
Taiyo Yuden Co., Ltd.	(1,500)	(19,596)
Toyota Motor Corp.	(500)	(29,407)
Unicharm Corp.	(1,700)	(30,166)
Yakult Honsha Co., Ltd.	(500)	(25,044)
Yaskawa Electric Corp.	(3,200)	(32,685)
		(519,751)
Norway | (0.2)%
DNB ASA	(2,619)	(34,131)

Spain | (0.6)%
Banco Bilbao Vizcaya Argentaria SA	(5,931)	(50,305)
Bolsas y Mercados Espanoles SA	(529)	(17,879)
Mediaset Espana Comunicacion SA	(3,463)	(37,824)
		(106,008)
Sweden | (0.6)%
Getinge AB, B Shares	(1,096)	(24,475)
Hexagon AB, B Shares	(1,184)	(36,235)
Svenska Handelsbanken AB, A Shares	(2,597)	(37,309)
		(98,019)
Switzerland | (0.6)%
GAM Holding AG	(2,020)	(35,645)

Description	Shares	Value
Givaudan SA	(13)	$(21,183)
Nestle SA	(501)	(37,728)
		(94,556)
United Kingdom | (0.6)%
Barratt Developments PLC	(2,270)	(22,206)
Berkeley Group Holdings PLC	(360)	(18,228)
Experian PLC	(2,825)	(45,339)
Zoopla Property Group PLC	(5,030)	(15,919)
		(101,692)
United States | (16.9)%
Achillion Pharmaceuticals, Inc. (a)	(4,975)	(34,377)
Affiliated Managers Group, Inc. (a)	(374)	(63,950)
AMAG Pharmaceuticals, Inc. (a)	(1,190)	(47,279)
Amdocs, Ltd.	(784)	(44,594)
B&G Foods, Inc.	(1,859)	(67,761)
Baxter International, Inc.	(1,149)	(37,745)
Bed Bath & Beyond, Inc. (a)	(948)	(54,055)
Bemis Co., Inc.	(897)	(35,494)
Big Lots, Inc.	(1,335)	(63,973)
Capital One Financial Corp.	(664)	(48,153)
Caterpillar, Inc.	(487)	(31,830)
Cavium, Inc. (a)	(504)	(30,930)
ConforMIS, Inc.	(2,199)	(39,714)
Corning, Inc.	(2,288)	(39,171)
Cullen/Frost Bankers, Inc.	(457)	(29,056)
Deere & Co.	(863)	(63,862)
DISH Network Corp., Class A (a)	(458)	(26,720)
Dollar Tree, Inc. (a)	(416)	(27,731)
Dover Corp.	(466)	(26,646)
Eaton Vance Corp.	(2,816)	(94,111)
Exact Sciences Corp. (a)	(2,100)	(37,779)
Fastenal Co.	(1,611)	(58,979)
Foot Locker, Inc.	(400)	(28,788)
Fossil Group, Inc. (a)	(1,119)	(62,530)
Genworth Financial, Inc., Class A (a)	(2,861)	(13,218)
Haemonetics Corp. (a)	(873)	(28,215)
Hancock Holding Co.	(1,104)	(29,863)
Illumina, Inc. (a)	(434)	(76,306)
Jack in the Box, Inc.	(418)	(32,203)
Janus Capital Group, Inc.	(2,379)	(32,354)
KBR, Inc.	(1,278)	(21,291)
Kennametal, Inc.	(1,293)	(32,183)
Kite Pharma, Inc. (a)	(915)	(50,947)
Knight Transportation, Inc.	(2,188)	(52,512)
Lincoln National Corp.	(391)	(18,557)
Linear Technology Corp.	(566)	(22,838)
Merck & Co., Inc.	(2,032)	(100,360)

Description	Shares	Value
Lazard Master Alternatives Portfolio (continued)
MSC Industrial Direct Co., Inc., Class A	(871)	$(53,157)
NetScout Systems, Inc. (a)	(956)	(33,814)
Nordstrom, Inc.	(862)	(61,814)
Owens & Minor, Inc.	(1,355)	(43,279)
Patterson Cos., Inc.	(959)	(41,477)
Prudential Financial, Inc.	(377)	(28,731)
PVH Corp.	(290)	(29,563)
T Rowe Price Group, Inc.	(874)	(60,743)
Terex Corp.	(1,869)	(33,530)
Texas Capital Bancshares, Inc. (a)	(630)	(33,025)
The Children’s Place, Inc.	(553)	(31,891)
The Dow Chemical Co.	(502)	(21,285)
The Gap, Inc.	(2,185)	(62,272)
The Goldman Sachs Group, Inc.	(218)	(37,880)
The Hain Celestial Group, Inc. (a)	(2,072)	(106,915)
The Kroger Co.	(1,915)	(69,074)
The Travelers Cos., Inc.	(471)	(46,879)
Tiffany & Co.	(1,050)	(81,081)
US Bancorp	(1,550)	(63,565)
Valley National Bancorp	(2,829)	(27,837)
Varian Medical Systems, Inc. (a)	(739)	(54,523)
Waddell & Reed Financial, Inc., Class A	(1,538)	(53,476)
Wal-Mart Stores, Inc.	(1,279)	(82,930)
Werner Enterprises, Inc.	(2,187)	(54,894)
WW Grainger, Inc.	(253)	(54,398)
Zimmer Biomet Holdings, Inc.	(441)	(41,423)
		(2,915,531)
		(4,262,547)
Exchange-Traded Fund | (1.6)%
United States | (1.6)%
SPDR S&P 500 ETF Trust (Proceeds $289,908)	(1,431)	(274,223)
Total Securities Sold Short (Proceeds $4,932,377)		(4,536,770)
Total Investments | 84.9% (Identified cost and short proceeds $14,904,093) (b), (h)		$14,648,790
Cash and Other Assets in Excess of Liabilities | 15.1%		2,615,431
Net Assets | 100.0%		$17,264,221

Lazard Master Alternatives Portfolio (continued)

Forward Currency Contracts open at September 30, 2015:

Currency	Counterparty	Expiration Date	Foreign Currency Amount	US $ Cost on Origination Date	US $ Current Value	Unrealized Appreciation	Unrealized Depreciation
Forward Currency Purchase Contracts
AUD	SSB	11/18/15	1,000	$731	$700	$—	$31
AUD	SSB	11/18/15	12,900	9,432	9,032	—	400
AUD	SSB	11/18/15	102,990	71,867	72,107	240	—
CAD	SSB	11/18/15	15,900	12,160	11,912	—	248
CAD	SSB	11/18/15	35,300	26,769	26,446	—	323
CHF	SSB	11/18/15	800	841	822	—	19
CHF	SSB	11/18/15	40,100	41,231	41,211	—	20
CHF	SSB	11/18/15	78,100	80,243	80,264	21	—
DKK	SSB	11/18/15	83,643	12,540	12,540	—	—
EUR	SSB	11/18/15	8,500	9,496	9,505	9	—
EUR	SSB	11/18/15	14,366	16,272	16,065	—	207
EUR	SSB	11/18/15	46,074	51,527	51,521	—	6
EUR	SSB	11/18/15	75,501	85,074	84,426	—	648
EUR	SSB	11/18/15	81,200	91,736	90,799	—	937
EUR	SSB	11/18/15	118,900	136,945	132,955	—	3,990
GBP	SSB	11/18/15	53,200	81,411	80,459	—	952
GBP	SSB	11/18/15	57,800	90,566	87,417	—	3,149
HKD	SSB	11/18/15	188,100	24,266	24,270	4	—
HKD	SSB	11/18/15	188,300	24,295	24,296	1	—
ILS	SSB	11/18/15	132,600	33,872	33,819	—	53
JPY	SSB	11/18/15	129,447	1,076	1,079	3	—
JPY	SSB	11/18/15	9,066,900	74,048	75,623	1,575	—
JPY	SSB	11/18/15	11,936,430	99,000	99,556	556	—
NOK	SSB	11/18/15	309,600	37,237	36,339	—	898
PHP	SSB	11/17/15	1,723,100	36,592	36,762	170	—
SEK	SSB	11/18/15	222,877	25,989	26,657	668	—
SEK	SSB	11/18/15	572,700	67,149	68,497	1,348	—
SGD	SSB	11/18/15	49,600	35,243	34,800	—	443
ZAR	SSB	11/18/15	44,150	3,271	3,160	—	111
ZAR	SSB	11/18/15	157,986	11,298	11,308	10	—
ZAR	SSB	11/18/15	484,600	36,083	34,686	—	1,397
ZAR	SSB	11/18/15	1,036,100	78,928	74,159	—	4,769
Total Forward Currency Purchase Contracts				$1,407,188	$1,393,192	$4,605	$18,601
Forward Currency Sale Contracts
AUD	SSB	11/18/15	26,699	$19,024	$18,693	$331	$—
AUD	SSB	11/18/15	216,675	158,827	151,701	7,126	—
CAD	SSB	11/18/15	16,600	12,764	12,436	328	—
CAD	SSB	11/18/15	103,956	79,940	77,881	2,059	—
CHF	SSB	11/18/15	12,100	12,418	12,435	—	17
CHF	SSB	11/18/15	36,600	37,693	37,614	79	—
CHF	SSB	11/18/15	46,703	48,039	47,997	42	—
EUR	SSB	11/18/15	97,922	109,127	109,498	—	371
EUR	SSB	11/18/15	839,698	938,606	938,961	—	355

Lazard Master Alternatives Portfolio (continued)

Forward Currency Contracts open at September 30, 2015 (concluded):

Currency	Counterparty	Expiration Date	Foreign Currency Amount	US $ Cost on Origination Date	US $ Current Value	Unrealized Appreciation	Unrealized Depreciation
Forward Currency Sale Contracts (concluded)
GBP	SSB	11/18/15	15,656	$24,297	$23,678	$619	$—
GBP	SSB	11/18/15	106,349	162,449	160,841	1,608	—
GBP	SSB	11/18/15	263,463	411,087	398,461	12,626	—
HKD	SSB	11/18/15	734,215	94,648	94,735	—	87
ILS	SSB	11/18/15	1,900	491	485	6	—
ILS	SSB	11/18/15	224,563	59,010	57,274	1,736	—
JPY	SSB	11/18/15	227,068	1,881	1,894	—	13
JPY	SSB	11/18/15	692,799	5,666	5,778	—	112
JPY	SSB	11/18/15	825,678	6,922	6,887	35	—
JPY	SSB	11/18/15	10,628,566	87,998	88,647	—	649
JPY	SSB	11/18/15	10,824,549	87,290	90,282	—	2,992
JPY	SSB	11/18/15	194,932,720	1,570,967	1,625,832	—	54,865
NOK	SSB	11/18/15	2,200	267	258	9	—
NOK	SSB	11/18/15	129,100	15,810	15,153	657	—
PHP	SSB	11/17/15	3,478,200	74,305	74,207	98	—
SEK	SSB	11/18/15	252,800	29,909	30,236	—	327
SEK	SSB	11/18/15	325,200	38,549	38,895	—	346
SEK	SSB	11/18/15	337,568	40,908	40,374	534	—
SGD	SSB	11/18/15	49,600	35,234	34,800	434	—
ZAR	SSB	11/18/15	2,007,612	154,910	143,696	11,214	—
Total Forward Currency Sale Contracts				$4,319,036	$4,339,629	39,541	60,134
Gross unrealized appreciation/depreciation on Forward Currency Purchase and Sale Contracts						$44,146	$78,735

Written Options open at September 30, 2015:

Description	Number of Contracts	Strike Price	Expiration Date	Premium	Value
EMC Corp. 25 Put	6	$25.00	01/15/16	$1,179	$(1,410)
SPDR S&P 500 ETF Trust 193 Put	1	193.00	10/16/15	345	(455)
Teck Resources, Ltd. 2 Put	14	2.00	02/19/16	328	(252)
Tivo, Inc. 10 Put	5	10.00	01/15/16	378	(735)
Total Written Options				$2,230	$(2,852)

Total Return Swap Agreements open at September 30, 2015:

Pay	Currency	Counterparty	Notional Amount (000)	Expiration Date	Receive	Unrealized Appreciation	Unrealized Depreciation
1 Month EUR Reuters plus 1.00%	EUR	DUB	6	01/05/16	Euronext NV	$—	$188
1 Month GBP Reuters plus 1.00%	GBP	DUB	7	02/12/16	Entertainment One, Ltd.	—	1,551
1 Month USD Reuters plus 0.50%	AED	DUB	29	04/06/16	Abu Dhabi Commercial Bank PJSC	81	—
1 Month USD Reuters plus 0.50%	AED	DUB	10	04/06/16	First Gulf Bank PJSC	—	683

Lazard Master Alternatives Portfolio (continued)

Total Return Swap Agreements open at September 30, 2015 (continued):

Pay	Currency	Counterparty	Notional Amount (000)	Expiration Date	Receive	Unrealized Appreciation	Unrealized Depreciation
1 Month USD Reuters plus 0.50%	AED	DUB	16	04/06/16	Union National Bank PJSC	$—	$1,777
1 Month USD Reuters plus 1.00%	IDR	DUB	30	04/05/16	Pakuwon Jati Tbk PT	—	7,599
1 Month USD Reuters plus 1.00%	IDR	DUB	21	04/05/16	Telekomunikasi Indonesia Persero Tbk PT	—	1,126
1 Month USD Reuters plus 1.00%	KRW	DUB	12	04/06/16	Amorepacific Corp.	722	—
1 Month USD Reuters plus 1.00%	KRW	DUB	16	04/06/16	Bgf Retail Co., Ltd.	10,739	—
1 Month USD Reuters plus 1.00%	KRW	DUB	17	04/06/16	Cj Cgv Co., Ltd.	7,347	—
1 Month USD Reuters plus 1.00%	KRW	DUB	14	04/06/16	Com2uSCorp.	—	4,379
1 Month USD Reuters plus 1.00%	KRW	DUB	34	04/06/16	Dongbu Insurance Co., Ltd.	4,562	—
1 Month USD Reuters plus 1.00%	KRW	DUB	25	04/06/16	GS Retail Co., Ltd.	299	—
1 Month USD Reuters plus 1.00%	KRW	DUB	16	04/06/16	Hanjin Transportation Co., Ltd.	—	3,548
1 Month USD Reuters plus 1.00%	KRW	DUB	8	04/06/16	Hansol Chemical Co., Ltd.	2,221	—
1 Month USD Reuters plus 1.00%	KRW	DUB	9	04/06/16	Huons Co., Ltd.	—	1,481
1 Month USD Reuters plus 1.00%	KRW	DUB	26	04/06/16	Hyosung Corp.	—	3,884
1 Month USD Reuters plus 1.00%	KRW	DUB	17	04/06/16	Hyundai Elevator Co., Ltd.	—	6,998
1 Month USD Reuters plus 1.00%	KRW	DUB	10	04/06/16	IS Dongseo Co., Ltd.	—	609
1 Month USD Reuters plus 1.00%	KRW	DUB	16	04/06/16	KEPCO Plant Service & Engineering Co., Ltd.	2,556	—
1 Month USD Reuters plus 1.00%	KRW	DUB	33	04/06/16	Korea Aerospace Industries, Ltd.	3,196	—
1 Month USD Reuters plus 1.00%	KRW	DUB	65	04/06/16	Korea Electric Power Corp.	234	—
1 Month USD Reuters plus 1.00%	KRW	DUB	16	04/06/16	Korea Petro Chemical Ind	5,538	—
1 Month USD Reuters plus 1.00%	KRW	DUB	17	04/06/16	Kt&g Corp.	722	—
1 Month USD Reuters plus 1.00%	KRW	DUB	35	04/06/16	Kwang Dong Pharmaceutical Co., Ltd.	—	5,496
1 Month USD Reuters plus 1.00%	KRW	DUB	14	04/06/16	Lg Display Co., Ltd.	—	4,616
1 Month USD Reuters plus 1.00%	KRW	DUB	18	04/06/16	Lg Innotek Co., Ltd.	—	5,368
1 Month USD Reuters plus 1.00%	KRW	DUB	13	04/06/16	LG Uplus Corp.	232	—

Lazard Master Alternatives Portfolio (continued)

Total Return Swap Agreements open at September 30, 2015 (continued):

Pay	Currency	Counterparty	Notional Amount (000)	Expiration Date	Receive	Unrealized Appreciation	Unrealized Depreciation
1 Month USD Reuters plus 1.00%	KRW	DUB	11	04/06/16	Lotte Chemical Corp.	$1,011	$—
1 Month USD Reuters plus 1.00%	KRW	DUB	12	04/06/16	Medy-tox, Inc.	493	—
1 Month USD Reuters plus 1.00%	KRW	DUB	10	04/06/16	Ncsoft Corp.	—	482
1 Month USD Reuters plus 1.00%	KRW	DUB	10	04/06/16	Osstem Implant Co., Ltd.	2,836	—
1 Month USD Reuters plus 1.00%	KRW	DUB	10	04/06/16	Samsung Fire & Marine Insurance Co., Ltd.	389	—
1 Month USD Reuters plus 1.00%	KRW	DUB	12	04/06/16	SK Telecom Co., Ltd.	—	1,344
1 Month USD Reuters plus 1.00%	KRW	DUB	10	04/06/16	Tongyang Life Insurance Co., Ltd.	—	279
1 Month USD Reuters plus 1.00%	KRW	DUB	16	04/06/16	Wonik IPS Co., Ltd.	—	2,857
1 Month USD Reuters plus 1.00%	MYR	DUB	10	04/05/16	AirAsia Berhad	—	2,038
1 Month USD Reuters plus 1.00%	MYR	DUB	10	04/05/16	Astro Malaysia Holdings Berhad	—	606
1 Month USD Reuters plus 1.00%	MYR	DUB	16	04/05/16	BerMaz Motor Sdn Berhad	—	6,410
1 Month USD Reuters plus 1.00%	MYR	DUB	6	04/05/16	Cahya Mata Sarawak Berhad	261	—
1 Month USD Reuters plus 1.00%	MYR	DUB	10	04/05/16	KLCCP Stapled Group	—	357
1 Month USD Reuters plus 1.00%	MYR	DUB	17	04/05/16	Kossan Rubber Industries	2,182	—
1 Month USD Reuters plus 1.00%	MYR	DUB	10	04/05/16	MISC Berhad	832	—
1 Month USD Reuters plus 1.00%	MYR	DUB	75	04/05/16	Tenaga Nasional Berhad	—	22,294
1 Month USD Reuters plus 1.00%	MYR	DUB	28	04/05/16	Top Glove Corp. Berhad	455	—
1 Month USD Reuters plus 1.00%	MYR	DUB	73	04/05/16	Westports Holdings Berhad	—	8,760
1 Month USD Reuters plus 1.00%	THB	DUB	14	04/05/16	Airports of Thailand PCL	—	2,173
1 Month USD Reuters plus 1.00%	THB	DUB	42	04/05/16	Bumrungrad Hospital PCL	6,275	—
1 Month USD Reuters plus 1.00%	THB	DUB	18	04/05/16	Delta Electronics Thailand PCL	—	1,553
1 Month USD Reuters plus 1.00%	THB	DUB	18	04/05/16	KCE Electronics PCL	—	751
1 Month USD Reuters plus 1.00%	THB	DUB	20	04/05/16	Major Cineplex Group PCL	—	2,841
1 Month USD Reuters plus 1.00%	THB	DUB	15	04/05/16	Pruksa Real Estate PCL	—	3,094

Lazard Master Alternatives Portfolio (continued)

Total Return Swap Agreements open at September 30, 2015 (continued):

Pay	Currency	Counterparty	Notional Amount (000)	Expiration Date	Receive	Unrealized Appreciation	Unrealized Depreciation
1 Month USD Reuters plus 1.00%	THB	DUB	10	04/05/16	PTT Global Chemical PCL	$323	$—
1 Month USD Reuters plus 1.00%	THB	DUB	42	04/05/16	The Siam Cement Public Co. Ltd.	—	4,728
1 Month USD Reuters plus 1.00%	THB	DUB	29	04/05/16	Tipco Asphalt PCL	5,300	—
1 Month USD Reuters plus 1.00%	TRY	DUB	24	04/05/16	Eregli Demir ve Celik Fabrikalari TAS	—	5,090
1 Month USD Reuters plus 1.00%	TRY	DUB	40	04/05/16	Tav Havalimanlari Holding AS	—	236
1 Month USD Reuters plus 1.00%	TRY	DUB	12	04/05/16	Turk Hava Yollari Ao	66	—
1 Month USD Reuters plus 1.00%	TRY	DUB	42	04/05/16	Turk Telekomunikasyon AS	—	10,959
1 Month USD Reuters plus 1.00%	TWD	DUB	39	04/06/16	Catcher Technology Co., Ltd.	3,763	—
1 Month USD Reuters plus 1.00%	TWD	DUB	15	04/06/16	Chailease Holding Co., Ltd.	—	5,072
1 Month USD Reuters plus 1.00%	TWD	DUB	10	04/06/16	Compeq Manufacturing Co., Ltd.	1,189	—
1 Month USD Reuters plus 1.00%	TWD	DUB	13	04/06/16	Eclat Textile Co., Ltd.	2,491	—
1 Month USD Reuters plus 1.00%	TWD	DUB	12	04/06/16	Elite Advanced Laser Corp.	—	2,913
1 Month USD Reuters plus 1.00%	TWD	DUB	68	04/06/16	Elite Material Co., Ltd.	4,504	—
1 Month USD Reuters plus 1.00%	TWD	DUB	10	04/06/16	Eva Airways Corp.	—	628
1 Month USD Reuters plus 1.00%	TWD	DUB	66	04/06/16	Feng Tay Enterprise Co., Ltd.	4,414	—
1 Month USD Reuters plus 1.00%	TWD	DUB	30	04/06/16	Flexium Interconnect, Inc.	—	9,975
1 Month USD Reuters plus 1.00%	TWD	DUB	27	04/06/16	Fubon Financial Holding Co., Ltd.	—	3,379
1 Month USD Reuters plus 1.00%	TWD	DUB	37	04/06/16	Grape King Bio, Ltd.	—	2,332
1 Month USD Reuters plus 1.00%	TWD	DUB	65	04/06/16	Highwealth Construction Corp.	—	15,129
1 Month USD Reuters plus 1.00%	TWD	DUB	13	04/06/16	Hotai Motor Co., Ltd.	—	2,517
1 Month USD Reuters plus 1.00%	TWD	DUB	51	04/06/16	Makalot Industrial Co., Ltd.	8,679	—
1 Month USD Reuters plus 1.00%	TWD	DUB	13	04/06/16	PChome Online, Inc.	—	688
1 Month USD Reuters plus 1.00%	TWD	DUB	16	04/06/16	Pegatron Corp.	—	1,549
1 Month USD Reuters plus 1.00%	TWD	DUB	10	04/06/16	Poya International Co., Ltd.	—	391

Lazard Master Alternatives Portfolio (continued)

Total Return Swap Agreements open at September 30, 2015 (continued):

Pay	Currency	Counterparty	Notional Amount (000)		Expiration Date	Receive	Unrealized Appreciation	Unrealized Depreciation
1 Month USD Reuters plus 1.00%	TWD	DUB	13		04/06/16	Shin Zu Shing Co., Ltd.	$—	$1,431
1 Month USD Reuters plus 1.00%	TWD	DUB	33		04/06/16	Siliconware Precision Industries Co., Ltd.	—	8,395
1 Month USD Reuters plus 1.00%	TWD	DUB	14		04/06/16	Taiwan Paiho, Ltd.	2,245	—
1 Month USD Reuters plus 1.00%	TWD	DUB	15		04/06/16	Transcend Information, Inc.	—	4,529
1 Month USD Reuters plus 1.00%	TWD	DUB	10		04/06/16	Uni-President Enterprises Corp.	—	32
1 Month USD Reuters plus 1.00%	TWD	DUB	28		04/06/16	United Microelectronics Corp.	—	9,333
1 Month USD Reuters plus 1.00%	TWD	DUB	43		04/06/16	Voltronic Power Technology Corp.	11,286	—
1 Month USD Reuters plus 1.00%	TWD	DUB	14		04/06/16	Wistron Neweb Corp.	—	1,125
1 Month USD Reuters plus 1.00%	TWD	DUB	38		04/06/16	Zhen Ding Technology Holding, Ltd.	—	3,977
1 Month USD Reuters plus 1.00%	USD	DUB	31		03/15/16	TIVO, Inc.	—	342
1 Month USD Reuters plus 1.00%	USD	DUB	6		04/06/16	Cemex SAB de CV	—	1,297
1 Month USD Reuters plus 1.00%	USD	DUB	—	(j)	04/06/16	Win Semiconductors Corp.	—	—
1 Month USD Reuters plus 1.00%	USD	DUB	52		09/28/16	Aar Corp.	—	2,955
1 Month USD Reuters plus 1.00%	USD	DUB	5		09/28/16	Aegean Marine Petroleum Network, Inc.	—	1,094
1 Month USD Reuters plus 1.00%	USD	DUB	58		09/28/16	Alon USA Energy, Inc.	2,092	—
1 Month USD Reuters plus 1.00%	USD	DUB	88		09/28/16	Altra Industrial Motion Corp.	—	7,875
1 Month USD Reuters plus 1.00%	USD	DUB	42		09/28/16	American Residential Properties OP LP	—	1,877
1 Month USD Reuters plus 1.00%	USD	DUB	44		09/28/16	Amtrust Financial Services	2,640	—
1 Month USD Reuters plus 1.00%	USD	DUB	43		09/28/16	ANI Pharmaceuticals, Inc.	—	7,382
1 Month USD Reuters plus 1.00%	USD	DUB	8		09/28/16	Ascent Capital Group, Inc.	—	894
1 Month USD Reuters plus 1.00%	USD	DUB	6		09/28/16	Atlas Air Worldwide Holdings, Inc.	—	445
1 Month USD Reuters plus 1.00%	USD	DUB	49		09/28/16	Blucora, Inc.	—	510
1 Month USD Reuters plus 1.00%	USD	DUB	12		09/28/16	Bottomline Technologies de, Inc.	—	406
1 Month USD Reuters plus 1.00%	USD	DUB	9		09/28/16	BroadSoft, Inc.	—	148

Lazard Master Alternatives Portfolio (continued)

Total Return Swap Agreements open at September 30, 2015 (continued):

Pay	Currency	Counterparty	Notional Amount (000)		Expiration Date	Receive	Unrealized Appreciation	Unrealized Depreciation
1 Month USD Reuters plus 1.00%	USD	DUB	52		09/28/16	Carriage Services, Inc.	$—	$4,986
1 Month USD Reuters plus 1.00%	USD	DUB	—	(j)	09/28/16	Cobalt International Energy, Inc.	—	3
1 Month USD Reuters plus 1.00%	USD	DUB	42		09/28/16	Colony Capital, Inc.	—	5,687
1 Month USD Reuters plus 1.00%	USD	DUB	53		09/28/16	Cowen Group, Inc.	955	—
1 Month USD Reuters plus 1.00%	USD	DUB	42		09/28/16	Encore Capital Group, Inc.	—	4,327
1 Month USD Reuters plus 1.00%	USD	DUB	31		09/28/16	Exelixis, Inc.	7,593	—
1 Month USD Reuters plus 1.00%	USD	DUB	21		09/28/16	FireEye, Inc.	—	3,863
1 Month USD Reuters plus 1.00%	USD	DUB	40		09/28/16	Forest City Enterprises, Inc.	—	4,213
1 Month USD Reuters plus 1.00%	USD	DUB	47		09/28/16	GPT Property Trust LP	—	6,325
1 Month USD Reuters plus 1.00%	USD	DUB	54		09/28/16	Green Plains, Inc.	—	13,542
1 Month USD Reuters plus 1.00%	USD	DUB	45		09/28/16	Hologic, Inc.	2,668	—
1 Month USD Reuters plus 1.00%	USD	DUB	5		09/28/16	IAS Operating Partnership LP	—	88
1 Month USD Reuters plus 1.00%	USD	DUB	44		09/28/16	Intel Corp.	—	758
1 Month USD Reuters plus 1.00%	USD	DUB	5		09/28/16	JAKKS Pacific, Inc.	—	127
1 Month USD Reuters plus 1.00%	USD	DUB	44		09/28/16	K Hovnanian Enterprises, Inc.	—	11,164
1 Month USD Reuters plus 1.00%	USD	DUB	33		09/28/16	LGI Homes, Inc.	8,775	—
1 Month USD Reuters plus 1.00%	USD	DUB	13		09/28/16	LinkedIn Corp.	—	321
1 Month USD Reuters plus 1.00%	USD	DUB	12		09/28/16	MercadoLibre, Inc.	—	221
1 Month USD Reuters plus 1.00%	USD	DUB	13		09/28/16	Mgic Investment Corp.	—	719
1 Month USD Reuters plus 1.00%	USD	DUB	45		09/28/16	Micron Technology, Inc.	—	3,639
1 Month USD Reuters plus 1.00%	USD	DUB	20		09/28/16	Navistar International Corp.	—	4,939
1 Month USD Reuters plus 1.00%	USD	DUB	43		09/28/16	Netsuite, Inc.	—	2,411
1 Month USD Reuters plus 1.00%	USD	DUB	10		09/28/16	New Mountain Finance Corp.	—	188
1 Month USD Reuters plus 1.00%	USD	DUB	39		09/28/16	NXP Semiconductors NV	305	—

Lazard Master Alternatives Portfolio (continued)

Total Return Swap Agreements open at September 30, 2015 (continued):

Pay	Currency	Counterparty	Notional Amount (000)	Expiration Date	Receive	Unrealized Appreciation	Unrealized Depreciation
1 Month USD Reuters plus 1.00%	USD	DUB	61	09/28/16	Omnicare, Inc.	$10,328	$—
1 Month USD Reuters plus 1.00%	USD	DUB	36	09/28/16	PDL Biopharma, Inc.	—	3,465
1 Month USD Reuters plus 1.00%	USD	DUB	43	09/28/16	Photronics, Inc.	189	—
1 Month USD Reuters plus 1.00%	USD	DUB	32	09/28/16	Photronics, Inc.	—	259
1 Month USD Reuters plus 1.00%	USD	DUB	26	09/28/16	PRA Group, Inc.	—	59
1 Month USD Reuters plus 1.00%	USD	DUB	51	09/28/16	Quidel Corp.	—	6,660
1 Month USD Reuters plus 1.00%	USD	DUB	4	09/28/16	Rait Financial Trust	—	150
1 Month USD Reuters plus 1.00%	USD	DUB	36	09/28/16	Redwood Trust, Inc.	—	1,710
1 Month USD Reuters plus 1.00%	USD	DUB	10	09/28/16	Renewable Energy Group, Inc.	—	444
1 Month USD Reuters plus 1.00%	USD	DUB	11	09/28/16	Restoration Hardware Holdings, Inc.	—	98
1 Month USD Reuters plus 1.00%	USD	DUB	14	09/28/16	Rovi Corp.	—	383
1 Month USD Reuters plus 1.00%	USD	DUB	37	09/28/16	SanDisk Corp.	—	178
1 Month USD Reuters plus 1.00%	USD	DUB	29	09/28/16	SanDisk Corp.	—	487
1 Month USD Reuters plus 1.00%	USD	DUB	14	09/28/16	Sequenom, Inc.	—	1,150
1 Month USD Reuters plus 1.00%	USD	DUB	5	09/28/16	SolarCity Corp.	—	427
1 Month USD Reuters plus 1.00%	USD	DUB	29	09/28/16	SolarCity Corp.	—	6,639
1 Month USD Reuters plus 1.00%	USD	DUB	52	09/28/16	Solazyme, Inc.	—	245
1 Month USD Reuters plus 1.00%	USD	DUB	5	09/28/16	Spirit Realty Capital, Inc.	—	324
1 Month USD Reuters plus 1.00%	USD	DUB	57	09/28/16	Starwood Property Trust, Inc.	—	2,703
1 Month USD Reuters plus 1.00%	USD	DUB	15	09/28/16	Starwood Waypoint Residential Trust	—	415
1 Month USD Reuters plus 1.00%	USD	DUB	48	09/28/16	SunEdison, Inc.	—	23,139
1 Month USD Reuters plus 1.00%	USD	DUB	4	09/28/16	The Priceline Group, Inc.	—	93
1 Month USD Reuters plus 1.00%	USD	DUB	12	09/28/16	The Priceline Group, Inc.	96	—
1 Month USD Reuters plus 1.00%	USD	DUB	36	09/28/16	Theravance, Inc.	—	8,587

Lazard Master Alternatives Portfolio (continued)

Total Return Swap Agreements open at September 30, 2015 (continued):

Pay	Currency	Counterparty	Notional Amount (000)	Expiration Date	Receive	Unrealized Appreciation	Unrealized Depreciation
1 Month USD Reuters plus 1.00%	USD	DUB	52	09/28/16	Trinity Industries, Inc.	$—	$5,036
1 Month USD Reuters plus 1.00%	USD	DUB	70	09/28/16	Vector Group, Ltd.	2,190	—
1 Month USD Reuters plus 1.00%	USD	DUB	5	09/28/16	Violin Memory, Inc.	—	937
1 Month USD Reuters plus 1.00%	USD	DUB	6	09/28/16	Wabash National Corp.	—	539
1 Month USD Reuters plus 1.00%	USD	DUB	29	09/28/16	WebMD Health Corp.	—	2,444
1 Month USD Reuters plus 1.00%	USD	DUB	60	09/28/16	Workday, Inc.	—	6,474
1 Month USD Reuters plus 1.00%	USD	DUB	5	09/28/16	Wright Medical Group, Inc.	—	698
						135,274	366,039

Receive	Currency	Counterparty	Notional Amount (000)	Expiration Date	Pay	Unrealized Appreciation	Unrealized Depreciation
1 Month EUR Reuters less 1.50%	EUR	DUB	7	09/19/16	Bolsas y Mercados Espanoles SHMSF SA	$694	$—
1 Month USD Reuters less 0.33%	USD	DUB	20	04/06/16	China Oil & Gas Group, Ltd.	8,556	—
1 Month USD Reuters less 0.50%	USD	DUB	81	04/05/16	Malayan Banking Berhad	18,632	—
1 Month USD Reuters less 0.50%	USD	DUB	36	04/06/16	China Agri-Industries Holdings, Ltd.	2,073	—
1 Month USD Reuters less 0.50%	USD	DUB	16	04/06/16	China Everbright International, Ltd.	1,980	—
1 Month USD Reuters less 0.50%	USD	DUB	16	04/06/16	China Merchants Holdings International Co., Ltd.	4,341	—
1 Month USD Reuters less 0.50%	USD	DUB	6	04/06/16	China Resources Enterprise, Ltd.	2,648	—
1 Month USD Reuters less 0.50%	USD	DUB	28	04/06/16	Dah Chong Hong Holdings, Ltd.	6,782	—
1 Month USD Reuters less 0.50%	USD	DUB	9	04/06/16	Dongjiang Environmental Co., Ltd.	2,506	—
1 Month USD Reuters less 0.50%	USD	DUB	15	04/06/16	GOME Electrical Appliances Holding, Ltd.	6,118	—
1 Month USD Reuters less 0.50%	USD	DUB	10	04/06/16	Hengan International Group Co., Ltd.	465	—
1 Month USD Reuters less 0.50%	USD	DUB	27	04/06/16	Kingboard Chemical Holdings, Ltd.	6,594	—
1 Month USD Reuters less 0.50%	USD	DUB	11	04/06/16	Lenovo Group, Ltd.	498	—
1 Month USD Reuters less 0.50%	USD	DUB	28	04/06/16	Shanghai Fosun Pharmaceutical Group Co., Ltd.	4,905	—

Lazard Master Alternatives Portfolio (continued)

Total Return Swap Agreements open at September 30, 2015 (continued):

Receive	Currency	Counterparty	Notional Amount (000)	Expiration Date	Pay	Unrealized Appreciation	Unrealized Depreciation
1 Month USD Reuters less 0.50%	USD	DUB	43	04/06/16	Shanghai Industrial Holdings, Ltd.	$10,186	$—
1 Month USD Reuters less 0.50%	USD	DUB	17	04/06/16	SSY Group, Ltd.	3,032	—
1 Month USD Reuters less 0.50%	USD	DUB	43	04/06/16	Tingyi Cayman Islands Holding Corp.	10,804	—
1 Month USD Reuters less 0.50%	USD	DUB	32	04/06/16	Yuanta Financial Holding Co., Ltd.	2,849	—
1 Month USD Reuters less 0.50%	USD	DUB	27	04/06/16	Yuexiu Property Co., Ltd.	—	2,083
1 Month USD Reuters less 0.55%	USD	DUB	10	04/06/16	China Petrochemical Development Corp.	1,674	—
1 Month USD Reuters less 0.55%	USD	DUB	29	04/06/16	Clevo Co	1,802	—
1 Month USD Reuters less 0.55%	USD	DUB	16	04/06/16	Elan Microelectronics Corp.	2,111	—
1 Month USD Reuters less 0.55%	USD	DUB	23	04/06/16	HTC Corp.	3,951	—
1 Month USD Reuters less 0.55%	USD	DUB	34	04/06/16	Hua Nan Financial Holdings Co., Ltd.	4,408	—
1 Month USD Reuters less 0.55%	USD	DUB	17	04/06/16	Hyundai Heavy Industries Co., Ltd.	3,598	—
1 Month USD Reuters less 0.55%	USD	DUB	40	04/06/16	POSCO	13,797	—
1 Month USD Reuters less 0.55%	USD	DUB	19	04/06/16	Realtek Semiconductor Corp.	3,479	—
1 Month USD Reuters less 0.55%	USD	DUB	9	04/06/16	Taishin Financial Holding Co., Ltd.	934	—
1 Month USD Reuters less 0.55%	USD	DUB	20	04/06/16	TPK Holding Co., Ltd.	8,579	—
1 Month USD Reuters less 0.55%	USD	DUB	20	04/06/16	WT Microelectronics Co., Ltd.	5,240	—
1 Month USD Reuters less 0.60%	USD	DUB	16	04/05/16	Cencosud SA	1,969	—
1 Month USD Reuters less 0.60%	USD	DUB	19	04/05/16	Colbun SA	2,366	—
1 Month USD Reuters less 0.60%	USD	DUB	19	04/05/16	SACI Falabella	3,830	—
1 Month USD Reuters less 0.60%	USD	DUB	9	04/05/16	Vina Concha y Toro SA	—	457
1 Month USD Reuters less 0.60%	USD	DUB	27	04/06/16	Controladora Comercial Mexicana SAB de CV	2,902	—
1 Month USD Reuters less 0.60%	USD	DUB	29	04/06/16	Grupo Aval Acciones y Valores SA	2,291	—
1 Month USD Reuters less 0.60%	USD	DUB	15	04/06/16	Grupo Bimbo SAB de CV	—	339
1 Month USD Reuters less 0.60%	USD	DUB	53	04/06/16	Grupo Financiero Banorte SAB de CV	8,772	—

Lazard Master Alternatives Portfolio (continued)

Total Return Swap Agreements open at September 30, 2015 (continued):

Receive	Currency	Counterparty	Notional Amount (000)	Expiration Date	Pay	Unrealized Appreciation	Unrealized Depreciation
1 Month USD Reuters less 0.60%	USD	DUB	22	04/06/16	Grupo Financiero Interacciones SA de CV	$1,786	$—
1 Month USD Reuters less 0.60%	USD	DUB	26	04/06/16	Grupo Mexico SAB de CV	1,246	—
1 Month USD Reuters less 0.60%	USD	DUB	51	04/06/16	Infraestructura Energetica Nova SAB de CV	12,939	—
1 Month USD Reuters less 0.60%	USD	DUB	36	04/06/16	PLA Administradora Industrial S de RL de CV	2,180	—
1 Month USD Reuters less 0.60%	USD	DUB	27	04/19/16	Global Telecom Holding SAE	13,643	—
1 Month USD Reuters less 0.75%	USD	DUB	39	04/06/16	Formosa Petrochemical Corp.	—	3,710
1 Month USD Reuters less 0.75%	USD	DUB	18	04/06/16	Lite-On Technology Corp.	5,124	—
1 Month USD Reuters less 0.80%	USD	DUB	17	04/07/16	Alexander Forbes Group Holdings, Ltd.	5,555	—
1 Month USD Reuters less 0.80%	USD	DUB	54	04/07/16	Aspen Pharmacare Holdings, Ltd.	16,035	—
1 Month USD Reuters less 0.80%	USD	DUB	25	04/07/16	Attacq, Ltd.	6,248	—
1 Month USD Reuters less 0.80%	USD	DUB	15	04/07/16	Brait SE	345	—
1 Month USD Reuters less 0.80%	USD	DUB	24	04/07/16	DataTec, Ltd.	2,603	—
1 Month USD Reuters less 0.80%	USD	DUB	30	04/07/16	Grindrod, Ltd.	2,952	—
1 Month USD Reuters less 0.80%	USD	DUB	29	04/07/16	Hyprop Investments, Ltd.	3,302	—
1 Month USD Reuters less 0.80%	USD	DUB	39	04/07/16	Impala Platinum Holdings, Ltd.	17,164	—
1 Month USD Reuters less 0.80%	USD	DUB	18	04/07/16	Massmart Holdings, Ltd.	3,716	—
1 Month USD Reuters less 0.80%	USD	DUB	71	04/07/16	MMI Holdings, Ltd.	20,591	—
1 Month USD Reuters less 0.80%	USD	DUB	1	04/07/16	Nampak, Ltd.	279	—
1 Month USD Reuters less 0.80%	USD	DUB	13	04/07/16	Northam Platinum, Ltd.	6,638	—
1 Month USD Reuters less 0.80%	USD	DUB	74	04/07/16	Rand Merchant Insurance Holdings, Ltd.	10,911	—
1 Month USD Reuters less 0.80%	USD	DUB	11	04/07/16	Resilient Property, Inc.ome Fund, Ltd.	41	—
1 Month USD Reuters less 0.80%	USD	DUB	20	04/07/16	Reunert, Ltd.	2,281	—
1 Month USD Reuters less 0.80%	USD	DUB	47	04/07/16	Steinhoff International Holdings, Ltd.	1,311	—
1 Month USD Reuters less 0.80%	USD	DUB	16	04/07/16	Trencor, Ltd.	4,495	—

Lazard Master Alternatives Portfolio (continued)

Total Return Swap Agreements open at September 30, 2015 (continued):

Receive	Currency	Counterparty	Notional Amount (000)	Expiration Date	Pay	Unrealized Appreciation	Unrealized Depreciation
1 Month USD Reuters less 0.80%	USD	DUB	11	04/07/16	Zeder Investments, Ltd.	$1,001	$—
1 Month USD Reuters less 0.85%	USD	DUB	23	04/05/16	Komercni Banka AS	11	—
1 Month USD Reuters less 1.00%	USD	DUB	19	04/05/16	Hong Leong Financial Group Berhad	5,753	—
1 Month USD Reuters less 1.00%	USD	DUB	15	04/05/16	Telekom Malaysia Berhad	863	—
1 Month USD Reuters less 1.00%	USD	DUB	44	04/06/16	Cathay Financial Holding Co., Ltd.	5,960	—
1 Month USD Reuters less 1.00%	USD	DUB	9	04/06/16	China Shipping Development Co., Ltd.	2,038	—
1 Month USD Reuters less 1.00%	USD	DUB	18	04/06/16	Dalian Port PDA Co., Ltd.	4,668	—
1 Month USD Reuters less 1.00%	USD	DUB	24	04/06/16	Digital China Holdings, Ltd.	199	—
1 Month USD Reuters less 1.00%	USD	DUB	39	04/06/16	Lotte Confectionery Co., Ltd.	—	5,903
1 Month USD Reuters less 1.00%	USD	DUB	74	04/06/16	Quanta Computer, Inc.	18,234	—
1 Month USD Reuters less 1.00%	USD	DUB	28	04/06/16	Samsung SDI Co., Ltd.	71	—
1 Month USD Reuters less 1.00%	USD	DUB	13	04/06/16	SK Holdings Co., Ltd.	174	—
1 Month USD Reuters less 1.50%	USD	DUB	32	04/06/16	Hite Jinro Co., Ltd.	1,148	—
1 Month USD Reuters less 1.50%	USD	DUB	15	04/06/16	Shougang Fushan Resources Group, Ltd.	4,235	—
1 Month USD Reuters less 1.75%	USD	DUB	35	04/06/16	Angang Steel Co., Ltd.	15,499	—
1 Month USD Reuters less 1.75%	USD	DUB	18	04/06/16	Epistar Corp.	7,272	—
1 Month USD Reuters less 1.75%	USD	DUB	35	04/06/16	Far Eastern Department Stores, Ltd.	5,118	—
1 Month USD Reuters less 1.75%	USD	DUB	36	04/06/16	Multiplan Empreendimentos Imobiliarios SA	9,252	—
1 Month USD Reuters less 1.75%	USD	DUB	17	04/06/16	Unimicron Technology Corp.	4,875	—
1 Month USD Reuters less 2.00%	USD	DUB	12	04/05/16	Indorama Ventures PCL	2,377	—
1 Month USD Reuters less 2.00%	USD	DUB	16	04/06/16	Byd Co., Ltd.	—	2,323
1 Month USD Reuters less 2.00%	USD	DUB	55	04/06/16	Chang Hwa Commercial Bank, Ltd.	180	—
1 Month USD Reuters less 2.00%	USD	DUB	15	04/06/16	Shanghai Jin Jiang International Hotels Group Co., Ltd.	4,686	—

Lazard Master Alternatives Portfolio (continued)

Total Return Swap Agreements open at September 30, 2015 (continued):

Receive	Currency	Counterparty	Notional Amount (000)	Expiration Date	Pay	Unrealized Appreciation	Unrealized Depreciation
1 Month USD Reuters less 2.00%	USD	DUB	19	04/07/16	Adcock Ingram Holdings, Ltd.	$2,130	$—
1 Month USD Reuters less 2.25%	USD	DUB	81	04/05/16	BTS Group Holdings PCL	1,509	—
1 Month USD Reuters less 2.25%	USD	DUB	44	04/06/16	CPFL Energia SA	17,796	—
1 Month USD Reuters less 2.25%	USD	DUB	30	04/06/16	Kolon Industries, Inc.	3,116	—
1 Month USD Reuters less 2.25%	USD	DUB	44	04/06/16	SK Chemicals Co., Ltd.	2,575	—
1 Month USD Reuters less 2.25%	USD	DUB	50	04/06/16	Synnex Technology International Corp.	12,896	—
1 Month USD Reuters less 2.25%	USD	DUB	48	04/06/16	Yulon Motor Co., Ltd.	14,432	—
1 Month USD Reuters less 2.50%	USD	DUB	29	04/05/16	Anadolu Efes Biracilik Ve Malt Sanayii AS	4,173	—
1 Month USD Reuters less 2.50%	USD	DUB	28	04/05/16	Bank Handlowy w Warszawie SA	5,883	—
1 Month USD Reuters less 2.50%	USD	DUB	13	04/05/16	Bank Pekao SA	2,205	—
1 Month USD Reuters less 2.50%	USD	DUB	15	04/05/16	Charoen Pokphand Indonesia Tbk PT	5,282	—
1 Month USD Reuters less 2.50%	USD	DUB	10	04/05/16	Powszechny Zaklad Ubezpieczen SA	678	—
1 Month USD Reuters less 2.50%	USD	DUB	13	04/05/16	TTW PCL	1,859	—
1 Month USD Reuters less 2.50%	USD	DUB	39	04/06/16	Cheng Uei Precision Industry Co., Ltd.	9,372	—
1 Month USD Reuters less 2.50%	USD	DUB	34	04/06/16	Cia Brasileira de Distribuicao	9,508	—
1 Month USD Reuters less 2.50%	USD	DUB	7	04/06/16	Radiant Opto-Electronics Corp.	—	30
1 Month USD Reuters less 2.50%	USD	DUB	27	04/06/16	Samsung Heavy Industries Co., Ltd.	—	5,021
1 Month USD Reuters less 2.66%	USD	DUB	18	04/06/16	Zoomlion Heavy Industry Science and Technology Co., Ltd.	8,303	—
1 Month USD Reuters less 2.75%	USD	DUB	76	04/05/16	Axiata Group Berhad	23,601	—
1 Month USD Reuters less 2.75%	USD	DUB	14	04/06/16	Cosan SA Industria e Comercio	5,433	—
1 Month USD Reuters less 3.00%	USD	DUB	15	04/05/16	IJM Corp. Berhad	2,773	—
1 Month USD Reuters less 3.00%	USD	DUB	11	04/06/16	Li Ning Co., Ltd.	2,502	—
1 Month USD Reuters less 3.00%	USD	DUB	21	04/06/16	Oriental Union Chemical Corp.	3,628	—
1 Month USD Reuters less 3.00%	USD	DUB	19	04/06/16	SinoPac Financial Holdings Co., Ltd.	1,619	—

Lazard Master Alternatives Portfolio (continued)

Total Return Swap Agreements open at September 30, 2015 (continued):

Receive	Currency	Counterparty	Notional Amount (000)	Expiration Date	Pay	Unrealized Appreciation	Unrealized Depreciation
1 Month USD Reuters less 3.00%	USD	DUB	30	04/06/16	Tong Yang Industry	$4,522	$—
1 Month USD Reuters less 3.00%	USD	DUB	23	04/06/16	U-Ming Marine Transport Corp.	4,794	—
1 Month USD Reuters less 3.19%	USD	DUB	22	04/06/16	China Yurun Food Group, Ltd.	7,478	—
1 Month USD Reuters less 3.25%	USD	DUB	18	04/06/16	AES Tiete SA	2,795	—
1 Month USD Reuters less 3.25%	USD	DUB	29	04/06/16	Fila Korea, Ltd.	3,070	—
1 Month USD Reuters less 3.25%	USD	DUB	24	04/06/16	Sino-American Silicon Products, Inc.	7,291	—
1 Month USD Reuters less 3.50%	USD	DUB	42	04/05/16	Banpu PCL	1,004	—
1 Month USD Reuters less 3.50%	USD	DUB	33	04/05/16	Jasa Marga Persero Tbk PT	4,590	—
1 Month USD Reuters less 3.50%	USD	DUB	16	04/05/16	Perusahaan Gas Negara Persero Tbk PT	5,937	—
1 Month USD Reuters less 3.50%	USD	DUB	22	04/06/16	B2W Cia Digital	9,373	—
1 Month USD Reuters less 3.75%	USD	DUB	15	04/05/16	Arcelik AS	442	—
1 Month USD Reuters less 3.75%	USD	DUB	10	04/06/16	Hyundai Mipo Dockyard Co., Ltd.	—	1,800
1 Month USD Reuters less 4.00%	USD	DUB	15	04/05/16	Tower Bersama Infrastructure Tbk PT	4,797	—
1 Month USD Reuters less 4.00%	USD	DUB	14	04/06/16	Chipbond Technology Corp.	2,720	—
1 Month USD Reuters less 4.00%	USD	DUB	16	04/06/16	Paradise Co., Ltd.	2,073	—
1 Month USD Reuters less 4.00%	USD	DUB	15	07/07/16	Ooredoo QSC	—	412
1 Month USD Reuters less 4.25%	USD	DUB	7	04/06/16	China Huishan Dairy Holdings Co., Ltd.	—	7,047
1 Month USD Reuters less 4.25%	USD	DUB	18	04/06/16	Yanzhou Coal Mining Co., Ltd.	7,690	—
1 Month USD Reuters less 4.50%	USD	DUB	18	04/05/16	IOI Corp. Berhad	3,933	—
1 Month USD Reuters less 4.50%	USD	DUB	16	04/06/16	Iguatemi Empresa de Shopping Centers SA	6,298	—
1 Month USD Reuters less 4.75%	USD	DUB	21	04/06/16	Aliansce Shopping Centers SA	11,067	—
1 Month USD Reuters less 4.75%	USD	DUB	14	04/06/16	Hypermarcas SA	4,939	—
1 Month USD Reuters less 4.75%	USD	DUB	14	04/06/16	Kingsoft Corp., Ltd.	4,164	—
1 Month USD Reuters less 5.00%	USD	DUB	15	04/05/16	Coca-Cola Icecek AS	2,930	—

Lazard Master Alternatives Portfolio (continued)

Total Return Swap Agreements open at September 30, 2015 (continued):

Receive	Currency	Counterparty	Notional Amount (000)	Expiration Date	Pay	Unrealized Appreciation	Unrealized Depreciation
1 Month USD Reuters less 5.00%	USD	DUB	16	04/05/16	Ulker Biskuvi Sanayi AS	$840	$—
1 Month USD Reuters less 5.00%	USD	DUB	16	04/06/16	Arabtech Holding Co.	1,566	—
1 Month USD Reuters less 5.00%	USD	DUB	56	04/06/16	China Coal Energy Co., Ltd.	18,893	—
1 Month USD Reuters less 5.00%	USD	DUB	15	04/06/16	China Molybdenum Co., Ltd.	6,352	—
1 Month USD Reuters less 5.00%	USD	DUB	16	04/06/16	Dubai Financial Market PJSC	—	1,659
1 Month USD Reuters less 5.00%	USD	DUB	18	04/06/16	Hanjin Kal Corp.	2,974	—
1 Month USD Reuters less 5.00%	USD	DUB	41	04/06/16	Hyundai Rotem Co., Ltd.	6,190	—
1 Month USD Reuters less 5.00%	USD	DUB	15	04/06/16	Kinsus Interconnect Technology Corp.	—	210
1 Month USD Reuters less 5.50%	USD	DUB	13	04/06/16	Lung Yen Life Service Corp.	3,615	—
1 Month USD Reuters less 6.00%	USD	DUB	13	04/06/16	NHN Entertainment Corp.	831	—
1 Month USD Reuters less 6.50%	USD	DUB	23	04/06/16	Seoul Semiconductor Co., Ltd.	7,300	—
1 Month USD Reuters less 7.00%	USD	DUB	13	04/05/16	LPP SA	—	1,304
1 Month USD Reuters less 7.00%	USD	DUB	24	04/06/16	Lojas Americanas SA	5,216	—
1 Month USD Reuters less 7.50%	USD	DUB	55	04/06/16	Acer, Inc.	21,190	—
1 Month USD Reuters less 7.75%	USD	DUB	17	04/06/16	Hyundai Merchant Marine Co., Ltd.	3,683	—
1 Month USD Reuters less 8.00%	USD	DUB	12	04/05/16	Petkim Petrokimya Holding AS	1,569	—
1 Month USD Reuters plus 1.00%	USD	DUB	11	09/28/16	Apollo Commercial Real Estate Finance, Inc.	—	166
USD FED OPEN less 0..5%	USD	DUB	27	09/29/16	Vector Group, Ltd.	147	—
USD FED OPEN less 0.30%	USD	DUB	10	09/29/16	Aegean Marine Petroleum Network, Inc.	2,787	—
USD FED OPEN less 0.30%	USD	DUB	44	09/29/16	Alon USA Energy, Inc.	—	2,145
USD FED OPEN less 0.30%	USD	DUB	38	09/29/16	Altra Industrial Motion Corp.	4,798	—
USD FED OPEN less 0.30%	USD	DUB	10	09/29/16	American Residential Properties, Inc.	588	—
USD FED OPEN less 0.30%	USD	DUB	21	09/29/16	ANI Pharmaceuticals, Inc.	6,971	—
USD FED OPEN less 0.30%	USD	DUB	6	09/29/16	Ascent Capital Group, Inc.	1,904	—

Lazard Master Alternatives Portfolio (continued)

Total Return Swap Agreements open at September 30, 2015 (continued):

Receive	Currency	Counterparty	Notional Amount (000)	Expiration Date	Pay	Unrealized Appreciation	Unrealized Depreciation
USD FED OPEN less 0.30%	USD	DUB	10	09/29/16	Atlas Air Worldwide Holdings, Inc.	$2,390	$—
USD FED OPEN less 0.30%	USD	DUB	6	09/29/16	Avid Technology, Inc.	2,172	—
USD FED OPEN less 0.30%	USD	DUB	8	09/29/16	B&G Foods, Inc.	105	—
USD FED OPEN less 0.30%	USD	DUB	9	09/29/16	Blucora, Inc.	638	—
USD FED OPEN less 0.30%	USD	DUB	5	09/29/16	Bottomline Technologies de, Inc.	280	—
USD FED OPEN less 0.30%	USD	DUB	22	09/29/16	Bunge, Ltd.	3,614	—
USD FED OPEN less 0.30%	USD	DUB	31	09/29/16	Carriage Services, Inc.	2,587	—
USD FED OPEN less 0.30%	USD	DUB	3	09/29/16	Cenveo, Inc.	375	—
USD FED OPEN less 0.30%	USD	DUB	2	09/29/16	Chesapeake Energy Corp.	210	—
USD FED OPEN less 0.30%	USD	DUB	6	09/29/16	Citrix Systems, Inc.	193	—
USD FED OPEN less 0.30%	USD	DUB	3	09/29/16	Cobalt International Energy, Inc.	—	172
USD FED OPEN less 0.30%	USD	DUB	10	09/29/16	Colony Capital, Inc.	2,415	—
USD FED OPEN less 0.30%	USD	DUB	40	09/29/16	Cowen Group, Inc.	8,757	—
USD FED OPEN less 0.30%	USD	DUB	17	09/29/16	Dycom Industries, Inc.	139	—
USD FED OPEN less 0.30%	USD	DUB	7	09/29/16	EMC Corp.	561	—
USD FED OPEN less 0.30%	USD	DUB	13	09/29/16	Encore Capital Group, Inc.	1,715	—
USD FED OPEN less 0.30%	USD	DUB	13	09/29/16	FireEye, Inc.	3,374	—
USD FED OPEN less 0.30%	USD	DUB	8	09/29/16	Forest City Enterprises, Inc.	1,089	—
USD FED OPEN less 0.30%	USD	DUB	21	09/29/16	Green Plains, Inc.	7,623	—
USD FED OPEN less 0.30%	USD	DUB	8	09/29/16	Hologic, Inc.	219	—
USD FED OPEN less 0.30%	USD	DUB	13	09/29/16	Hovnanian Enterprises, Inc.	5,589	—
USD FED OPEN less 0.30%	USD	DUB	18	09/29/16	Intel Corp.	—	574
USD FED OPEN less 0.30%	USD	DUB	11	09/29/16	Ironwood Pharmaceuticals, Inc.	1,401	—
USD FED OPEN less 0.30%	USD	DUB	22	09/29/16	LGI Homes, Inc.	—	8,493

Lazard Master Alternatives Portfolio (continued)

Total Return Swap Agreements open at September 30, 2015 (continued):

Receive	Currency	Counterparty	Notional Amount (000)	Expiration Date	Pay	Unrealized Appreciation	Unrealized Depreciation
USD FED OPEN less 0.30%	USD	DUB	4	09/29/16	LinkedIn Corp.	$64	$—
USD FED OPEN less 0.30%	USD	DUB	5	09/29/16	MercadoLibre, Inc.	103	—
USD FED OPEN less 0.30%	USD	DUB	8	09/29/16	Merck & Co., Inc.	—	30
USD FED OPEN less 0.30%	USD	DUB	11	09/29/16	MGIC Investment Corp.	2,195	—
USD FED OPEN less 0.30%	USD	DUB	13	09/29/16	Micron Technology, Inc.	1,474	—
USD FED OPEN less 0.30%	USD	DUB	6	09/29/16	Navistar International Corp.	3,014	—
USD FED OPEN less 0.30%	USD	DUB	15	09/29/16	NetSuite, Inc.	1,619	—
USD FED OPEN less 0.30%	USD	DUB	16	09/29/16	NXP Semiconductors NV	—	1
USD FED OPEN less 0.30%	USD	DUB	26	09/29/16	Photronics, Inc.	1,094	—
USD FED OPEN less 0.30%	USD	DUB	12	09/29/16	PRA Group, Inc.	—	72
USD FED OPEN less 0.30%	USD	DUB	20	09/29/16	Quidel Corp.	4,256	—
USD FED OPEN less 0.30%	USD	DUB	2	09/29/16	Redwood Trust, Inc.	544	—
USD FED OPEN less 0.30%	USD	DUB	18	09/29/16	Renewable Energy Group, Inc.	3,045	—
USD FED OPEN less 0.30%	USD	DUB	6	09/29/16	Restoration Hardware Holdings, Inc.	19	—
USD FED OPEN less 0.30%	USD	DUB	3	09/29/16	Rovi Corp.	251	—
USD FED OPEN less 0.30%	USD	DUB	23	09/29/16	SanDisk Corp.	—	579
USD FED OPEN less 0.30%	USD	DUB	3	09/29/16	Spirit Realty Capital, Inc.	21	—
USD FED OPEN less 0.30%	USD	DUB	5	09/29/16	Starwood Waypoint Residential Trust	101	—
USD FED OPEN less 0.30%	USD	DUB	26	09/29/16	SunEdison, Inc.	18,056	—
USD FED OPEN less 0.30%	USD	DUB	5	09/29/16	The Priceline Group, Inc.	—	76
USD FED OPEN less 0.30%	USD	DUB	3	09/29/16	TiVo, Inc.	158	—
USD FED OPEN less 0.30%	USD	DUB	61	09/29/16	Trinity Industries, Inc.	13,224	—
USD FED OPEN less 0.30%	USD	DUB	64	09/29/16	United States Treasury Note, 1.50%, 05/31/20	—	1,049
USD FED OPEN less 0.30%	USD	DUB	11	09/29/16	United States Treasury Note, 1.625%, 07/31/20	—	67

Lazard Master Alternatives Portfolio (concluded)

Total Return Swap Agreements open at September 30, 2015 (concluded):

Receive	Currency	Counterparty	Notional Amount (000)	Expiration Date	Pay	Unrealized Appreciation	Unrealized Depreciation
USD FED OPEN less 0.30%	USD	DUB	119	09/29/16	United States Treasury Note, 2.125%, 05/15/25	$—	$3,097
USD FED OPEN less 0.30%	USD	DUB	40	09/29/16	Universal Corp./VA	—	27
USD FED OPEN less 0.30%	USD	DUB	17	09/29/16	Violin Memory, Inc.	8,876	—
USD FED OPEN less 0.30%	USD	DUB	8	09/29/16	Vulcan Materials Co.	399	—
USD FED OPEN less 0.30%	USD	DUB	3	09/29/16	Wabash National Corp.	317	—
USD FED OPEN less 0.30%	USD	DUB	11	09/29/16	WebMD Health Corp.	1,138	—
USD FED OPEN less 0.30%	USD	DUB	24	09/29/16	Workday, Inc.	3,467	—
USD FED OPEN less 0.30%	USD	DUB	22	09/29/16	Wright Medical Group, Inc.	4,389	—
USD FED OPEN less 0.60%	USD	DUB	12	04/06/16	Bancolombia SA	2,170	—
USD FED OPEN less 0.60%	USD	DUB	9	04/06/16	Grupo Televisa SAB	921	—
USD FED OPEN less 0.60%	USD	DUB	14	04/06/16	JD.com, Inc.	3,132	—
USD FED OPEN less 0.75%	USD	DUB	88	09/29/16	iShares Russell 2000 ETF	—	965
USD FED OPEN less 0.85%	USD	DUB	19	09/29/16	BroadSoft, Inc.	573	—
USD FED OPEN less 2.50%	USD	DUB	4	09/29/16	PDL BioPharma, Inc.	662	—
USD FED OPEN less 2.50%	USD	DUB	13	09/29/16	SolarCity Corp.	3,055	—
USD FED OPEN less 22.25%	USD	DUB	25	09/29/16	Solazyme, Inc.	6,825	—
USD FED OPEN less 3.00%	USD	DUB	13	09/29/16	Amtrust Financial Services, Inc.	131	—
USD FED OPEN less 3.00%	USD	DUB	45	09/29/16	Exelixis, Inc.	—	19,745
USD FED OPEN less 4.00%	USD	DUB	2	09/29/16	Sequenom, Inc.	839	—
USD FED OPEN less 4.50%	USD	DUB	19	09/29/16	JAKKS Pacific, Inc.	—	1,536
USD FED OPEN less 8.25%	USD	DUB	30	09/29/16	Theravance, Inc.	17,775	—
						890,312	71,092
Gross unrealized appreciation/depreciation on Total Return Swap Agreements						$1,025,586	$437,131

(a)	Non-income producing security.
(b)	For federal income tax purposes, the aggregate cost, aggregate gross unrealized appreciation, aggregate gross unrealized depreciation and the net unrealized appreciation (depreciation) were as follows:
Portfolio	Aggregate Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
US Equity Concentrated	$640,863,656	$34,660,727	$26,364,556	$8,296,171
US Strategic Equity	130,386,974	11,304,159	10,030,345	1,273,814
US Mid Cap Equity	31,732,331	1,388,304	2,138,417	(750,113)
US Small-Mid Cap Equity	206,227,030	15,198,177	18,111,101	(2,912,924)
US Small Cap Equity Growth	14,005,630	771,715	868,457	(96,742)
International Equity	719,781,000	25,850,018	56,484,164	(30,634,146)
International Equity Select	26,456,617	511,635	2,963,925	(2,452,290)
International Equity Concentrated	15,853,305	127,526	2,162,517	(2,034,991)
International Strategic Equity	6,260,127,956	359,779,953	587,220,977	(227,441,024)
International Equity Advantage	1,987,002	13,659	205,380	(191,721)
International Small Cap Equity	90,783,827	16,065,523	8,432,454	7,633,069
Global Equity Select	18,343,607	796,226	1,294,839	(498,613)
Global Strategic Equity	9,356,156	443,072	797,243	(354,171)
Managed Equity Volatility	2,340,736	43,951	191,693	(147,742)
Emerging Markets Equity	13,167,742,663	959,712,603	3,722,661,800	(2,762,949,197)
Emerging Markets Core Equity	80,656,672	1,687,853	10,223,226	(8,535,373)
Developing Markets Equity	420,708,610	21,220,944	98,790,864	(77,569,920)
Emerging Markets Equity Advantage	3,059,775	36,707	495,971	(459,264)
Emerging Markets Equity Blend	470,411,387	23,221,521	104,175,194	(80,953,673)
Emerging Markets Multi Asset	184,513,784	3,633,918	27,829,059	(24,195,141)
Emerging Markets Debt	318,144,717	1,806,714	36,452,323	(34,645,609)
Explorer Total Return	272,047,698	1,808,778	14,077,547	(12,268,769)
Emerging Markets Income	15,300,107	11,679	286,330	(274,651)
US Corporate Income	241,383,524	1,729,754	11,120,780	(9,391,026)
US Short Duration Fixed Income	104,788,086	185,559	205,866	(20,307)
Global Fixed Income	6,458,967	29,224	418,258	(389,034)
US Realty Income	110,893,777	578,396	16,289,393	(15,710,997)
US Realty Equity	91,019,084	8,363,789	5,382,505	2,981,284
Global Realty Equity	5,399,046	324,885	485,745	(160,860)
Global Listed Infrastructure	2,323,085,293	47,547,516	112,802,076	(65,254,560)
Capital Allocator Opportunistic Strategies	146,971,582	309,051	5,903,373	(5,594,322)
Enhanced Opportunities	4,466,218	10,848	143,385	(132,537)
Fundamental Long/Short	146,214,550	13,588,380	7,274,205	6,314,175
Master Alternatives	14,904,093	672,964	928,267	(255,303)

(c)	Security valued using Level 2 inputs, based on reference to a similar security which was trading on an active market, under accounting principles generally accepted in the United States of America (“GAAP”) hierarchy.
(d)	Pursuant to Rule 144A under the Securities Act of 1933, these securities may only be traded among “qualified institutional buyers.” At September 30, 2015, the percentage of net assets for each Portfolio was as follows:
Portfolio	Percentage of Net Assets
Emerging Markets Equity	1.2%
Emerging Markets Equity Advantage	2.5
Emerging Markets Equity Blend	0.5
Emerging Markets Multi Asset	1.9
Emerging Markets Debt	4.2
Explorer Total Return	7.9
Emerging Markets Income	0.3
US Corporate Income	35.0
US Short Duration Fixed Income	1.1
Enhanced Opportunities	10.4
Master Alternatives	2.3

(e)	Date shown is the next perpetual call date.
(f)	Issue in default.
(g)	Step up bonds are securities which increase the interest payment rate at a specified point in time. Rate shown reflects rate in effect at September 30, 2015 which may step up at a future date.

(h)	The Portfolio, at all times, maintains portfolio securities in sufficient amount to cover its obligations related to investments in forward currency contracts.
(i)	Principal amount denominated in USD.
(j)	Amount is less than 500.
(k)	Some or all of this security position has been pledged to cover collateral requirements on securities sold short.

Security Abbreviations:

ADR — American Depositary Receipt	NTN — Brazil Sovereign “Nota do Tesouro Nacional”
ETF — Exchange-Traded Fund	NTN-B — Brazil Sovereign “Nota do Tesouro Nacional” Series B
ETN — Exchange-Traded Note	NTN-F — Brazil Sovereign “Nota do Tesouro Nacional” Series F
FED OPEN — Federal Funds Effective Rate	OJSC — Open Joint Stock Company
GDR — Global Depositary Receipt	PJSC — Public Joint Stock Company
JSC — Joint Stock Company	REIT — Real Estate Investment Trust
LIBOR — London Interbank Offered Rate	SDR — Swedish Depositary Receipt

Currency Abbreviations:

AED — United Arab Emirates Dirham	KZT — Kazakhstan Tenge
AUD — Australian Dollar	MXN — Mexican New Peso
BRL — Brazilian Real	MYR — Malaysian Ringgit
CAD — Canadian Dollar	NGN — Nigerian Naira
CHF — Swiss Franc	NOK — Norwegian Krone
CLP — Chilean Peso	NZD — New Zealand Dollar
CNH — Yuan Renminbi	PEN — Peruvian Nuevo Sol
CNY — Chinese Renminbi	PHP — Philippine Peso
COP — Colombian Peso	PLN — Polish Zloty
CZK — Czech Koruna	RON — New Romanian Leu
DKK — Danish Krone	RSD — Serbian Dinar
DOP — Dominican Republic Peso	RUB — Russian Ruble
EGP — Egyptian Pound	SEK — Swedish Krona
EUR — Euro	SGD — Singapore Dollar
GBP — British Pound Sterling	THB — Thai Baht
HKD — Hong Kong Dollar	TRY — New Turkish Lira
HUF — Hungarian Forint	TWD — Taiwan Dollar
IDR — Indonesian Rupiah	UGX — Ugandan Shilling
ILS — Israeli Shekel	USD — United States Dollar
INR — Indian Rupee	UYU — Uruguayan Peso
JPY — Japanese Yen	ZAR — South African Rand
KRW — South Korean Won	ZMW — Zambian Kwacha

Counterparty Abbreviations:

BNP — BNP Paribas SA	HSB — HSBC Bank USA NA
BOA — Bank of America	JPM — JPMorgan Chase Bank NA
BRC — Barclays Bank PLC	MEL — The Bank of New York Mellon Corp.
CAN — Canadian Imperial Bank of Commerce	RBC — Royal Bank of Canada
CIT — Citibank NA	SCB — Standard Chartered Bank
CSF — Credit Suisse International	SSB — State Street Bank and Trust Co.
DUB — Deutsche Bank AG	UBS — UBS AG
GSC — Goldman Sachs International

Portfolio holdings by industry (as a percentage of net assets), for those Portfolios previously presented by country:

	Lazard International Equity Portfolio	Lazard International Equity Select Portfolio	Lazard International Equity Concentrated Portfolio	Lazard International Strategic Equity Portfolio	Lazard International Equity Advantage Portfolio	Lazard International Small Cap Equity Portfolio
Industry*
Agriculture	—%	—%	—%	—%	0.2%	—%
Alcohol & Tobacco	7.6	7.6	7.0	10.0	3.6	—
Apparel & Textiles	—	—	—	—	—	0.8
Automotive	2.6	2.1	4.3	2.6	4.2	1.4
Banking	8.7	5.7	8.7	3.7	12.1	4.1
Chemicals	—	—	—	1.9	3.1	1.4
Commercial Services	1.6	1.6	3.7	0.1	1.7	16.1
Computer Software & Services	0.7	1.9	3.0	2.2	0.3	—
Construction & Engineering	1.7	1.2	—	—	1.7	—
Consumer Products	0.9	2.5	—	2.5	—	3.1
Diversified	0.8	1.8	1.4	0.9	—	—
Electric	1.0	1.3	—	—	1.6	—
Energy Exploration & Production	0.6	0.4	—	0.9	0.2	—
Energy Integrated	5.1	1.9	—	1.6	4.5	0.4
Energy Services	—	—	—	—	—	0.7
Financial Services	5.3	5.2	11.1	8.0	3.7	12.3
Food & Beverages	—	1.2	—	3.0	3.3	3.8
Forest & Paper Products	1.5	1.9	—	3.9	1.0	3.5
Gas Utilities	—	—	—	—	1.2	—
Health Services	—	1.2	—	2.1	0.7	4.6
Household & Personal Products	1.3	1.6	5.3	—	2.4	2.1
Housing	3.8	2.5	4.0	3.9	2.3	2.4
Insurance	8.0	7.2	7.2	9.6	6.6	2.4
Leisure & Entertainment	6.3	6.4	4.4	5.8	4.1	1.7
Manufacturing	3.7	3.6	2.9	5.5	6.2	9.8
Medical Products	—	—	—	—	0.8	0.8
Metals & Mining	0.5	0.8	—	—	1.7	—
Office Furnishings	—	—	—	—	—	1.0
Pharmaceutical & Biotechnology	11.3	13.7	8.1	10.7	11.3	2.0
Real Estate	—	—	—	—	2.9	2.4
Retail	5.4	4.5	—	5.7	2.5	7.9
Semiconductors & Components	1.6	4.2	4.9	1.1	4.8	7.1
Technology	5.2	4.7	7.0	1.6	0.7	—
Technology Hardware	1.0	—	3.8	—	—	4.9
Telecommunications	4.9	6.4	6.2	5.5	6.9	0.4
Transportation	3.1	1.3	—	—	4.0	1.0
Water	—	0.5	—	0.6	—	—
Subtotal	94.2	94.9	93.0	93.4	100.3	98.1
Short-Term Investments	—	6.1	5.2	5.4	0.8	1.8
Repurchase Agreement	4.6	—	—	—	—	—
Total Investments	98.8%	101.0%	98.2%	98.8%	101.1%	99.9%

* Industry classifications may be different than those used for compliance monitoring purposes.

Portfolio holdings by industry (as a percentage of net assets), for those Portfolios previously presented by country (continued):

	Lazard Global Equity Select Portfolio	Lazard Global Strategic Equity Portfolio	Lazard Managed Equity Volatility Portfolio
Industry*
Aerospace & Defense	—%	—%	0.6%
Agriculture	0.9	—	0.4
Alcohol & Tobacco	7.7	11.5	1.2
Automotive	3.2	—	0.8
Banking	1.7	—	4.2
Cable Television	—	—	1.1
Chemicals	1.5	—	1.2
Commercial Services	5.1	4.2	2.0
Computer Software & Services	2.1	0.7	0.6
Construction & Engineering	—	—	0.7
Consumer Products	—	1.9	0.4
Diversified	—	1.0	—
Electric	—	—	6.6
Energy Exploration & Production	0.7	1.5	1.3
Energy Integrated	—	2.3	1.7
Energy Services	2.7	—	0.2
Financial Services	12.7	10.3	3.5
Food & Beverages	2.1	3.5	3.9
Forest & Paper Products	—	2.4	0.4
Gas Utilities	—	—	0.3
Health Services	1.6	3.7	2.3
Household & Personal Products	2.9	1.0	2.5
Housing	2.2	2.0	0.7
Insurance	6.9	8.8	5.7
Leisure & Entertainment	4.6	3.6	7.2
Manufacturing	6.0	0.9	5.9
Media	4.2	4.5	—
Medical Products	2.3	1.3	2.2
Metals & Mining	—	—	1.2
Pharmaceutical & Biotechnology	9.6	10.7	6.6
Real Estate	—	—	5.8
Retail	5.9	12.2	9.1
Semiconductors & Components	2.4	2.4	2.8
Technology	—	0.8	1.3
Technology Hardware	7.5	3.8	0.4
Telecommunications	1.1	1.8	7.6
Transportation	0.9	2.4	3.9
Subtotal	98.5	99.2	96.3
Short-Term Investments	2.1	1.0	4.4
Total Investments	100.6%	100.2%	100.7%

* Industry classifications may be different than those used for compliance monitoring purposes.

Portfolio holdings by industry (as a percentage of net assets), for those Portfolios previously presented by country (continued):

	Lazard Emerging Markets Equity Portfolio	Lazard Emerging Markets Core Equity Portfolio	Lazard Developing Markets Equity Portfolio	Lazard Emerging Markets Equity Advantage Portfolio	Lazard Emerging Markets Equity Blend Portfolio	Lazard Emerging Markets Multi Asset Portfolio
Industry*
Agriculture	—%	1.3%	—%	0.1%	0.4%	0.3%
Alcohol & Tobacco	5.0	—	—	2.7	2.7	1.2
Apparel & Textiles	—	1.8	1.5	2.0	1.2	1.0
Automotive	3.2	1.9	2.3	3.0	2.5	1.6
Banking	22.4	17.9	22.4	16.8	20.1	14.8
Cable Television	—	1.6	—	1.2	—	0.7
Chemicals	0.7	—	—	2.2	—	—
Commercial Services	3.0	2.3	1.7	1.5	2.7	1.7
Computer Software & Services	4.8	4.5	4.8	2.9	6.1	3.9
Construction & Engineering	—	—	3.2	1.6	1.6	0.8
Construction Materials	—	2.5	2.7	0.3	1.7	1.0
Consumer Products	—	3.5	3.1	0.6	2.0	1.6
Diamonds & Precious Stones	—	—	—	—	—	0.1
Diversified	1.0	0.6	—	—	1.2	0.6
Electric	0.4	—	—	4.3	—	0.1
Energy Exploration & Production	2.9	—	—	3.2	1.0	0.7
Energy Integrated	3.5	—	6.7	4.2	6.0	3.4
Energy Services	—	—	0.6	0.2	—	0.1
Financial Services	3.1	1.6	0.9	2.7	3.3	2.1
Food & Beverages	0.2	3.4	—	3.1	0.2	0.6
Forest & Paper Products	1.0	3.5	—	1.1	1.3	1.3
Gas Utilities	—	1.1	—	—	—	0.1
Health Services	—	1.3	—	0.9	0.3	0.2
Household & Personal Products	1.9	1.4	—	0.8	0.6	0.6
Housing	1.1	—	1.1	1.4	—	—
Insurance	3.1	4.5	2.5	3.8	2.3	2.2
Leisure & Entertainment	0.6	1.8	5.1	0.8	2.1	1.4
Manufacturing	3.8	3.1	6.4	3.8	4.6	2.5
Medical Products	—	—	—	0.3	—	—
Metals & Mining	2.1	—	3.4	2.3	1.4	0.7
Pharmaceutical & Biotechnology	—	4.0	7.2	2.6	2.7	2.1
Real Estate	—	1.9	1.4	2.3	1.1	1.2
Retail	4.8	7.8	6.2	3.6	3.1	2.4
Semiconductors & Components	9.2	11.6	10.8	11.0	12.1	8.0
Technology	4.4	—	—	1.9	0.8	0.4
Technology Hardware	1.2	2.7	—	0.9	1.6	1.5
Telecommunications	11.5	4.8	—	7.4	5.9	4.3
Transportation	1.9	3.3	3.1	2.4	2.7	1.7
Water	—	1.4	—	—	0.1	0.4
Subtotal	96.8	97.1	97.1	99.9	95.4	67.3
Foreign Government Obligations	—	—	—	—	—	15.4
US Treasury Securities	—	—	—	—	—	8.0
Short-Term Investments	4.9	4.7	2.7	0.7	5.2	9.9
Total Investments	101.7%	101.8%	99.8%	100.6%	100.6%	100.6%

* Industry classifications may be different than those used for compliance monitoring purposes.

Portfolio holdings by industry (as a percentage of net assets), for those Portfolios previously presented by country (continued):

	Lazard Emerging Markets Debt Portfolio	Lazard Explorer Total Return Portfolio
Industry*
Banking	0.5%	2.4%
Computer Software & Services	0.1	0.6
Construction Materials	—	0.1
Diamonds & Precious Stones	0.2	0.2
Electric	0.5	0.6
Energy Exploration & Production	1.5	0.9
Energy Integrated	0.9	2.0
Energy Services	—	0.7
Financial Services	—	0.4
Gas Utilities	0.1	0.5
Media	—	0.1
Printing & Publishing	—	0.2
Real Estate	—	0.5
Telecommunications	—	1.3
Transportation	0.6	0.1
Subtotal	4.4	10.6
Foreign Government Obligations	90.0	57.8
US Treasury Securities	—	8.5
Short-Term Investments	0.8	22.6
Total Investments	95.2%	99.5%

* Industry classifications may be different than those used for compliance monitoring purposes.

Portfolio holdings by industry (as a percentage of net assets), for those Portfolios previously presented by country (continued):

Lazard Global Fixed Income Portfolio
Industry*
Aerospace & Defense	1.4%
Automotive	3.7
Banking	3.8
Cable Television	1.1
Electric	2.8
Energy Exploration & Production	0.5
Energy Integrated	2.7
Financial Services	2.9
Food & Beverages	2.0
Health Services	1.2
Leisure & Entertainment	0.7
Machinery	0.5
Metals & Mining	2.2
Retail	1.0
Support Services	0.5
Technology Hardware	0.8
Telecommunications	3.2
Transportation	2.2
Subtotal	33.2
Foreign Government Obligations	47.7
Supranationals	5.3
US Municipal Bonds	4.7
US Treasury Securities	3.0
Short-Term Investment	4.1
Total Investments	98.0%

* Industry classifications may be different than those used for compliance monitoring purposes.

Portfolio holdings by industry (as a percentage of net assets), for those Portfolios previously presented by country (continued):

	Lazard Global Realty Equity Portfolio	Lazard Global Listed Infrastructure Portfolio
Industry*
Cable Television	—%	9.4%
Commercial Services	1.1	—
Construction & Engineering	—	4.5
Electric	—	31.9
Gas Utilities	—	10.4
Leisure & Entertainment	0.9	—
Real Estate	97.6	—
Transportation	—	33.1
Water	—	4.6
Subtotal	99.6	93.9
Short-Term Investments	1.3	5.9
Total Investments	100.9%	99.8%

* Industry classifications may be different than those used for compliance monitoring purposes.

Portfolio holdings by industry (as a percentage of net assets), for those Portfolios previously presented by country (concluded):

	Lazard Enhanced Opportunities	Lazard Master Alternatives Portfolio
	Portfolio	Long	Short
Industry*
Agriculture	1.2%	0.8%	—%
Alcohol & Tobacco	1.5	3.2	—
Automotive	—	0.8	(0.4)
Banking	0.4	4.9	(1.9)
Cable Television	—	—	(0.2)
Chemicals	0.6	1.3	(0.5)
Commercial Services	1.5	3.6	(1.9)
Computer Software & Services	1.0	0.9	(0.2)
Construction & Engineering	1.0	0.8	(0.1)
Construction Materials	—	0.1	—
Consumer Products	0.7	0.7	(0.4)
Diversified	—	0.2	—
Electric	—	0.6	—
Energy Exploration & Production	0.3	0.7	—
Energy Integrated	0.1	0.8	—
Energy Services	0.1	0.2	—
Financial Services	3.7	5.4	(2.9)
Food & Beverages	—	2.0	(1.8)
Forest & Paper Products	—	0.4	(0.2)
Health Services	0.8	1.2	(0.4)
Household & Personal Products	—	0.7	(0.2)
Housing	—	1.4	(0.2)
Insurance	0.2	3.5	(0.8)
Leisure & Entertainment	—	2.2	(0.4)
Manufacturing	2.0	2.8	(2.0)
Media	—	1.0	—
Medical Products	1.2	1.5	(1.1)
Metals & Mining	—	0.3	—
Pharmaceutical & Biotechnology	2.3	3.1	(3.1)
Real Estate	7.5	3.6	—
Retail	—	5.8	(3.8)
Semiconductors & Components	0.1	1.5	(1.0)
Technology	0.5	0.6	(0.5)
Technology Hardware	1.1	0.4	—
Telecommunications	—	1.1	—
Transportation	2.1	2.0	(0.7)
Subtotal	29.9	60.1	(24.7)
Exchange-Traded Funds	0.7	1.1	(1.6)
Short-Term Investments	56.1	50.0	—
Total Investments	86.7%	111.2%	(26.3)%

* Industry classifications may be different than those used for compliance monitoring purposes.

Valuation of Investments:

Net asset value (“NAV”) per share for each Class of each Portfolio is determined on each day the New York Stock Exchange (the “NYSE”) is open for business, generally as of the close of regular session trading on the NYSE (normally 4:00 p.m. Eastern time, the “Regular Closing Time”). When trading on the NYSE is unexpectedly closed prior to the Regular Closing Time, or an earlier scheduled close (such as on certain days around holidays when the NYSE is scheduled to close before 4:00 p.m.), and remains closed through the time of the Regular Closing Time (or an earlier scheduled close), the NAV of each Class of each Portfolio may nonetheless be calculated as of the Regular Closing Time (or an earlier scheduled close) if, in the judgment of Lazard Asset Management LLC (the “Investment Manager”), there is sufficient trading in other markets between the unexpected close and the Regular Closing Time (or an earlier scheduled close) for securities for which the NYSE is usually considered the primary market. NAV per share is determined by dividing the value of the total assets of the Portfolio represented by such Class, less all liabilities, by the total number of Portfolio shares of such Class outstanding.

Market values for securities listed on the NYSE, NASDAQ national market or other US or foreign exchanges or markets are generally based on the last reported sales price on the exchange or market on which the security is principally traded on each valuation date; securities not traded on the valuation date are valued at the most recent quoted bid price. The Lazard Funds, Inc. (the “Fund”) values NASDAQ-traded securities at the NASDAQ Official Closing Price, which may not be the last reported sales price in certain instances. Exchange-traded options are valued at the last reported sales price on the exchange on which the contract is principally traded. Swap agreements, such as credit default and interest rate swap agreements and swap agreements with respect to equity securities, generally are valued by an independent pricing service. Forward currency contracts generally are valued using quotations from an independent pricing service. Investments in money market funds are valued at the fund’s NAV. Repurchase agreements are valued at the principal amounts plus accrued interest.

Bonds and other fixed-income securities that are not exchange-traded are valued on the basis of prices provided by independent pricing services which are based on, among other things, trading in securities with similar characteristics, brokers’ quotations and/or a matrix system which considers such factors as other security prices, yields and maturities.

The Valuation Committee of the Investment Manager, which meets periodically and acts pursuant to delegated authority from the Board of Directors (the “Board”), may evaluate a variety of factors to determine the fair value of securities for which market quotations are determined not to be readily available or reliable. These factors include, but are not limited to, the type of security, the value of comparable securities, observations from financial institutions and relevant news events. Input from the Investment Manager’s portfolio managers/analysts also will be considered.

If a significant event materially affecting the value of securities occurs between the close of the exchange or market on which the security is principally traded and the time when a Portfolio’s NAV is calculated, or when current market quotations otherwise are determined not to be readily available or reliable (including restricted or other illiquid securities such as certain derivative instruments), such securities will be valued at their fair value as determined by, or in accordance with procedures approved by, the Board. The fair value of non-US securities may be determined with the assistance of an independent pricing service using correlations between the movement of prices of such securities and indices of US securities and other appropriate indicators, such as closing market prices of relevant ADRs or futures contracts. Non-US securities may trade on days when a Portfolio is not open for business, thus affecting the value of the Portfolio’s assets on days when Portfolio shareholders may not be able to buy or sell Portfolio shares.

The effect of using fair value pricing is that the NAV of a Portfolio will reflect the affected securities’ values as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to price securities may result in a value that is different from the most recent closing price of a security and from the prices used by other investment companies to calculate their portfolios’ NAVs.

Fair Value Measurements:

Fair value is defined as the price that a Portfolio would receive to sell an asset, or would pay to transfer a liability, in an orderly transaction between market participants at the date of measurement. The Fair Value Measurements and Disclosures provisions of GAAP also establish a framework for measuring fair value, and a three-level hierarchy for fair value measurement that is based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer, broadly, to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability, developed based on the best information available in the circumstances. Each investment’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the overall fair value measurement. The three-level hierarchy of inputs is summarized below:

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including unadjusted quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation technique may result in transfer into or out of the current assigned level within the hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in these securities.

The following table summarizes the valuation of the Portfolios’ investments by each fair value hierarchy level as of September 30, 2015:

Description	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of September 30, 2015
US Equity Concentrated Portfolio
Common Stocks	$586,467,523	$—	$—	$586,467,523
Short-Term Investment	62,692,304	—	—	62,692,304
Total	$649,159,827	$—	$—	$649,159,827

US Strategic Equity Portfolio
Common Stocks	$123,526,289	$—	$—	$123,526,289
Short-Term Investment	8,134,499	—	—	8,134,499
Total	$131,660,788	$—	$—	$131,660,788

US Mid Cap Equity Portfolio
Common Stocks	$27,994,109	$—	$—	$27,994,109
Short-Term Investment	2,988,109	—	—	2,988,109
Total	$30,982,218	$—	$—	$30,982,218

US Small-Mid Cap Equity Portfolio
Common Stocks	$194,919,106	$—	$—	$194,919,106
Repurchase Agreement	—	8,395,000	—	8,395,000
Total	$194,919,106	$8,395,000	$—	$203,314,106

US Small Cap Equity Growth Portfolio
Common Stocks	$11,898,274	$—	$—	$11,898,274
Short-Term Investment	2,010,614	—	—	2,010,614
Total	$13,908,888	$—	$—	$13,908,888

International Equity Portfolio
Common Stocks
United Kingdom	$9,054,613	$160,885,742	$—	$169,940,355
Other	54,631,937	432,318,562	—	486,950,499
Repurchase Agreement	—	32,256,000	—	32,256,000
Total	$63,686,550	$625,460,304	$—	$689,146,854

International Equity Select Portfolio
Common Stocks
United Kingdom	$309,249	$5,659,040	$—	$5,968,289
Other	2,431,584	14,159,985	—	16,591,569
Short-Term Investment	1,444,469	—	—	1,444,469
Total	$4,185,302	$19,819,025	$—	$24,004,327

International Equity Concentrated Portfolio
Common Stocks
United Kingdom	$296,578	$2,424,150	$—	$2,720,728
Other	2,499,157	7,873,814	—	10,372,971
Short-Term Investment	724,615	—	—	724,615
Total	$3,520,350	$10,297,964	$—	$13,818,314

International Strategic Equity Portfolio
Common Stocks
United Kingdom	$95,005,870	$1,147,599,756	$—	$1,242,605,626
Other	429,817,744	4,033,330,227	—	4,463,147,971
Short-Term Investment	326,933,335	—	—	326,933,335
Total	$851,756,949	$5,180,929,983	$—	$6,032,686,932

International Equity Advantage Portfolio
Common Stocks
Ireland	$8,019	$6,576	$—	$14,595
Netherlands	11,708	40,093	—	51,801
Other	—	1,714,812	—	1,714,812
Short-Term Investment	14,073	—	—	14,073
Total	$33,800	$1,761,481	$—	$1,795,281

International Small Cap Equity Portfolio
Common Stocks
Canada	$6,737,532	$1,161,508	$—	$7,899,040
Netherlands	660,723	1,128,778	—	1,789,501
United Kingdom	1,090,400	13,700,245	—	14,790,645
Other	1,108,812	70,555,339	—	71,664,151
Preferred Stock	501,334	—	—	501,334
Short-Term Investment	1,772,225	—	—	1,772,225
Total	$11,871,026	$86,545,870	$—	$98,416,896

Global Equity Select Portfolio
Common Stocks
Netherlands	$254,680	$198,126	$—	$452,806
United Kingdom	230,829	2,168,640	—	2,399,469
Other	9,909,790	4,716,272	—	14,626,062
Short-Term Investment	366,657	—	—	366,657
Total	$10,761,956	$7,083,038	$—	$17,844,994

Global Strategic Equity Portfolio
Common Stocks
United Kingdom	$146,650	$1,515,154	$—	$1,661,804
Other	4,289,396	2,900,770	56,831	7,246,997
Short-Term Investment	93,184	—	—	93,184
Total	$4,529,230	$4,415,924	$56,831	$9,001,985

Managed Equity Volatility Portfolio
Common Stocks
Ireland	$19,709	$9,321	$—	$29,030
Netherlands	4,132	29,245	—	33,377
Switzerland	6,928	28,088	—	35,016
United Kingdom	6,468	128,489	—	134,957
Other	1,138,483	725,714	—	1,864,197
Short-Term Investment	96,417	—	—	96,417
Total	$1,272,137	$920,857	$—	$2,192,994

Emerging Markets Equity Portfolio
Common Stocks
China	$487,739,823	$646,645,683	$—	$1,134,385,506
Hong Kong	325,893,638	44,496,758	—	370,390,396
Indonesia	235,833,841	386,564,734	—	622,398,575
Russia	109,580,416	671,112,472	—	780,692,888
Other	1,526,876,824	5,464,813,363	—	6,991,690,187
Short-Term Investment	505,235,914	—	—	505,235,914
Total	$3,191,160,456	$7,213,633,010	$—	$10,404,793,466

Emerging Markets Core Equity Portfolio
Common Stocks
China	$5,414,108	$11,630,732	$—	$17,044,840
Hong Kong	2,475,200	1,636,067	—	4,111,267
India	6,128,147	2,437,628	—	8,565,775
South Korea	951,600	5,685,950	—	6,637,550
Taiwan	3,805,749	7,107,263	—	10,913,012
Other	8,939,680	11,550,778	—	20,490,458
Preferred Stock	1,020,189	—	—	1,020,189
Short-Term Investment	3,338,208	—	—	3,338,208
Total	$32,072,881	$40,048,418	$—	$72,121,299

Developing Markets Equity Portfolio
Common Stocks
China	$17,427,774	$55,989,286	$—	$73,417,060
Hong Kong	2,080,512	21,571,230	—	23,651,742
India	12,886,008	41,353,159	—	54,239,167
Russia	4,236,472	27,788,276	—	32,024,748
Other	53,597,871	94,575,550	—	148,173,421
Preferred Stock	2,512,527	—	—	2,512,527
Short-Term Investment	9,120,025	—	—	9,120,025
Total	$101,861,189	$241,277,501	$—	$343,138,690

Emerging Markets Equity Advantage Portfolio
Common Stocks
China	$7,402	$428,614	$—	$436,016
India	147,292	29,353	—	176,645
Indonesia	40,314	3,779	—	44,093
Malaysia	43,600	36,590	—	80,190
Russia	10,108	55,729	—	65,837
South Korea	163,234	269,843	—	433,077
Taiwan	162,575	174,779	—	337,354
Thailand	61,215	43,495	—	104,710
Other	402,615	481,452	—	884,067
Preferred Stock	19,832	—	—	19,832
Short-Term Investment	18,690	—	—	18,690
Total	$1,076,877	$1,523,634	$—	$2,600,511

Emerging Markets Equity Blend Portfolio
Common Stocks
China	$23,512,786	$46,725,674	$38,206	$70,276,666
Hong Kong	5,675,467	16,783,590	—	22,459,057
India	4,510,661	38,408,434	—	42,919,095
Indonesia	5,009,360	12,128,818	—	17,138,178
Russia	10,858,006	18,848,479	—	29,706,485
Turkey	7,751,964	13,144,260	—	20,896,224
Other	57,207,581	107,801,299	—	165,008,880
Preferred Stock	930,680	—	—	930,680
Short-Term Investment	20,122,449	—	—	20,122,449
Total	$135,578,954	$253,840,554	$38,206	$389,457,714

Emerging Markets Multi Asset Portfolio
Assets:
Common Stocks
China	$5,998,405	$14,130,363	$8,310	$20,137,078
Hong Kong	2,379,464	4,112,718	—	6,492,182
India	4,282,525	8,258,024	—	12,540,549
Indonesia	1,054,955	3,109,401	—	4,164,356
Philippines	560,382	823,602	—	1,383,984
Russia	2,324,388	3,803,279	—	6,127,667
South Korea	532,994	10,914,228	—	11,447,222
Taiwan	3,318,547	9,497,670	—	12,816,217
Turkey	1,654,804	3,165,022	—	4,819,826
Other	14,681,917	8,718,796	—	23,400,713
Preferred Stocks	566,244	—	—	566,244
Corporate Bonds	—	2,777,597	—	2,777,597
Foreign Government Obligations	—	24,489,338	—	24,489,338
Quasi Government Bonds	—	622,688	—	622,688
US Treasury Securities	—	12,766,430	—	12,766,430
Warrant*	—	—	—	—
Short-Term Investment	15,766,552	—	—	15,766,552
Other Financial Instruments**
Forward Currency Contracts	—	407,542	—	407,542
Total	$53,121,177	$107,596,698	$8,310	$160,726,185
Liabilities:
Other Financial Instruments**
Credit Default Swap Agreements	$—	$(49,523)	$—	$(49,523)
Forward Currency Contracts	—	(488,657)	—	(488,657)
Total	$—	$(538,180)	$—	$(538,180)

Emerging Markets Debt Portfolio
Assets:
Corporate Bonds	$—	$4,537,262	$—	$4,537,262
Foreign Government Obligations	—	268,086,255	—	268,086,255
Quasi Government Bonds	—	8,621,782	—	8,621,782
Short-Term Investment	2,253,809	—	—	2,253,809
Other Financial Instruments**
Forward Currency Contracts	—	58,869	—	58,869
Total	$2,253,809	$281,304,168	$—	$283,557,977
Liabilities:
Other Financial Instruments**
Forward Currency Contracts	$—	$(27,838)	$—	$(27,838)

Explorer Total Return Portfolio
Assets:
Corporate Bonds	$—	$22,066,819	$—	$22,066,819
Foreign Government Obligations	—	151,013,994	—	151,013,994
Quasi Government Bonds	—	5,363,295	—	5,363,295
US Treasury Securities	—	22,274,103	—	22,274,103
Warrant*	—	—	—	—
Short-Term Investment	59,060,718	—	—	59,060,718
Other Financial Instruments**
Forward Currency Contracts	—	1,052,650	—	1,052,650
Total	$59,060,718	$201,770,861	$—	$260,831,579
Liabilities:
Other Financial Instruments**
Credit Default Swap Agreements	$—	$(400,249)	$—	$(400,249)
Forward Currency Contracts	—	(978,257)	—	(978,257)
Interest Rate Swap Agreement	—	(51,852)	—	(51,852)
Total	$—	$(1,430,358)	$—	$(1,430,358)

Emerging Markets Income Portfolio
Assets:
Foreign Government Obligations	$—	$2,104,208	$—	$2,104,208
Supranationals	—	36,159	—	36,159
US Treasury Securities	—	11,256,241	—	11,256,241
Short-Term Investment	1,628,848	—	—	1,628,848
Other Financial Instruments**
Forward Currency Contracts	—	203,311	—	203,311
Total	$1,628,848	$13,599,919	$—	$15,228,767
Liabilities:
Other Financial Instruments**
Forward Currency Contracts	$—	$(313,043)	$—	$(313,043)

US Corporate Income Portfolio
Corporate Bonds	$—	$224,304,732	$—	$224,304,732
Short-Term Investment	7,687,766	—	—	7,687,766
Total	$7,687,766	$224,304,732	$—	$231,992,498

US Short Duration Fixed Income Portfolio
Asset-Backed Securities	$—	$8,342,719	$—	$8,342,719
Corporate Bonds	—	37,648,299	—	37,648,299
Municipal Bonds	—	5,889,302	—	5,889,302
US Government Securities	—	41,488,432	—	41,488,432
US Treasury Securities	—	7,813,605	—	7,813,605
Short-Term Investment	3,585,422	—	—	3,585,422
Total	$3,585,422	$101,182,357	$—	$104,767,779

Global Fixed Income Portfolio
Assets:
Corporate Bonds	$—	$1,943,360	$—	$1,943,360
Foreign Government Obligations	—	2,955,084	—	2,955,084
Quasi Government Bonds	—	113,533	—	113,533
Supranationals	—	326,089	—	326,089
US Municipal Bonds	—	288,221	—	288,221
US Treasury Securities	—	187,802	—	187,802
Short-Term Investment	255,844	—	—	255,844
Other Financial Instruments**
Forward Currency Contracts	—	95,877	—	95,877
Total	$255,844	$5,909,966	$—	$6,165,810
Liabilities:
Other Financial Instruments**
Forward Currency Contracts	$—	$(19,660)	$—	$(19,660)

US Realty Income Portfolio
Common Stock	$1,977,412	$—	$—	$1,977,412
Preferred Stocks	22,399,657	—	—	22,399,657
Real Estate Investment Trusts	70,805,711	—	—	70,805,711
Total	$95,182,780	$—	$—	$95,182,780

US Realty Equity Portfolio
Common Stocks	$4,555,124	$—	$—	$4,555,124
Real Estate Investment Trusts	88,733,847	—	—	88,733,847
Short-Term Investment	711,397	—	—	711,397
Total	$94,000,368	$—	$—	$94,000,368

Global Realty Equity Portfolio
Common Stocks	$319,268	$1,270,731	$—	$1,589,999
Real Estate Investment Trusts	2,431,432	1,149,415	—	3,580,847
Short-Term Investment	67,340	—	—	67,340
Total	$2,818,040	$2,420,146	$—	$5,238,186

Global Listed Infrastructure Portfolio
Assets:
Common Stocks	$555,095,838	$1,568,518,041	$—	$2,123,613,879
Short-Term Investment	134,216,854	—	—	134,216,854
Other Financial Instruments**
Forward Currency Contracts	—	19,136,751	—	19,136,751
Total	$689,312,692	$1,587,654,792	$—	$2,276,967,484
Liabilities:
Other Financial Instruments**
Forward Currency Contracts	$—	$(618,809)	$—	$(618,809)

Capital Allocator Opportunistic Strategies Portfolio
Assets:
Exchange-Traded Note	$5,267,027	$—	$—	$5,267,027
Exchange-Traded Funds	99,234,543	—	—	99,234,543
Closed-End Management Investment Company	7,269,444	—	—	7,269,444
Short-Term Investment	29,606,246	—	—	29,606,246
Other Financial Instruments**
Forward Currency Contracts	—	95,363	—	95,363
Total	$141,377,260	$95,363	$—	$141,472,623
Liabilities:
Other Financial Instruments**
Total Return Swap Agreements	$—	$(242,982)	$—	$(242,982)

Enhanced Opportunities Portfolio
Assets:
Common Stocks	$184,679	$32,344	$—	$217,023
Corporate Bonds	—	1,096,164	—	1,096,164
Exchange-Traded Funds	35,467	—	—	35,467
Preferred Stocks	175,993	—	—	175,993
Purchased Options	5,220	—	—	5,220
Short-Term Investment	2,803,814	—	—	2,803,814
Other Financial Instruments**
Total Return Swap Agreements	—	256,372	—	256,372
Total	$3,205,173	$1,384,880	$—	$4,590,053
Liabilities:
Other Financial Instruments**
Total Return Swap Agreements	$—	$(272,668)	$—	$(272,668)
Written Options	(3,671)	—	—	(3,671)
Total	$(3,671)	$(272,668)	$—	$(276,339)

Fundamental Long/Short Portfolio
Common Stocks	$129,855,413	$—	$—	$129,855,413
Short-Term Investment	120,072,884	—	—	120,072,884
Securities Sold Short	(97,399,572)	—	—	(97,399,572)
Total	$152,528,725	$—	$—	$152,528,725

Master Alternatives Portfolio
Assets:
Common Stocks
China	$60,146	$339,532	$—	$399,678
Germany	57,610	86,074	—	143,684
Israel	90,436	23,536	—	113,972
Netherlands	85,764	127,196	—	212,960
South Africa	11,173	508,372	—	519,545
United Kingdom	66,014	529,070	—	595,084
Other	4,774,733	2,583,298	—	7,358,031
Corporate Bonds	—	871,228	—	871,228
Exchange-Traded Funds	180,719	—	—	180,719
Preferred Stocks	150,201	—	—	150,201
Purchased Options	3,843	—	—	3,843
Short-Term Investment	8,636,615	—	—	8,636,615
Securities Sold Short
Germany	(33,820)	(36,908)	—	(70,728)
Other	(3,256,612)	(1,209,430)	—	(4,466,042)
Other Financial Instruments**
Forward Currency Contracts	—	44,146	—	44,146
Total Return Swap Agreements	—	1,025,586	—	1,025,586
Total	$10,826,822	$4,891,700	$—	$15,718,522
Liabilities:
Other Financial Instruments**
Forward Currency Contracts	$—	$(78,735)	$—	$(78,735)
Total Return Swap Agreements	—	(437,131)	—	(437,131)
Written Options	(2,852)	—	—	(2,852)
Total	$(2,852)	$(515,866)	$—	$(518,718)
*	The warrant was reported in the Portfolios of Investments at zero market value.
**	Other financial instruments are derivative instruments which are valued at their respective unrealized appreciation/depreciation.

Certain common stocks to which footnote (c) apply are included in Level 2 and were valued based on reference to similar securities which were trading on active markets.

In connection with the periodic implementation of fair value pricing procedures with respect to non-US securities, certain equity securities (but not securities valued based on reference to a similar security trading on an active market) in the International Equity, International Equity Select, International Equity Concentrated, International Strategic Equity, International Equity Advantage, International Small Cap Equity, Global Equity Select, Global Strategic Equity, Managed Equity Volatility, Emerging Markets Equity, Emerging Markets Core Equity, Developing Markets Equity, Emerging Markets Equity Advantage, Emerging Markets Equity Blend, Emerging Markets Multi Asset, Global Realty Equity, Global Listed Infrastructure, Enhanced Opportunities and Master Alternatives Portfolios can transfer from Level 1 to Level 2 as a result of fair value pricing procedure triggers being met and would revert to Level 1 when the fair value pricing procedure triggers are no longer met. A Portfolio recognizes all transfers between levels as though they were transferred at the beginning of the reporting period.

At September 30, 2015, securities valued at the following amounts were transferred from Level 1 to Level 2:

Portfolio	Amount
International Equity	$3,618,063
Developing Markets Equity	14,973,774

At September 30, 2015, securities valued at the following amounts were transferred from Level 2 to Level 1:

Portfolio	Amount
International Equity Select	$677,818
International Equity Concentrated	268,889
International Strategic Equity	107,591,193
International Small Cap Equity	666,483
Emerging Markets Equity	1,563,409,888
Emerging Markets Core Equity	746,446
Developing Markets Equity	11,232,993
Emerging Markets Equity Blend	35,310,588
Emerging Markets Multi Asset	6,299,506
Global Realty Equity	158,457

There were no other transfers into or out of Levels 1, 2 or 3 during the period ended September 30, 2015.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value during the period ended September 30, 2015:

Description	Balance as of December 31, 2014	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of September 30, 2015	Net Change in Unrealized Depreciation from Investments Still Held at September 30, 2015
Global Strategic Equity
Common Stock	$—	$—	$—	$(3,904)	$60,735	$—	$—	$—	$56,831	$(3,904)
Emerging Markets Equity Blend
Common Stock	$—	$—	$(15,394)	$(1,917,183)	$2,133,866	$163,083	$—	$—	$38,206	$(1,917,183)

Emerging Markets Multi Asset
Common Stock	$—	$—	$—	$(417,756)	$426,066	$—	$—	$—	$8,310	$(417,756)
Warrant*	—	—	—	—	—	—	—	—	—	—
Total	$—	$—	$—	$(417,756)	$426,066	$—	$—	$—	$8,310	$(417,756)

Explorer Total Return
Warrant*	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—

* The Warrant was reported in the Portfolios of Investments at zero market value.

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Lazard Funds, Inc.

By:	/s/ Charles L. Carroll
Charles L. Carroll
Chief Executive Officer

Date: November 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Charles L. Carroll
Charles L. Carroll
Chief Executive Officer

Date: November 27, 2015

By:	/s/ Stephen St. Clair
Stephen St. Clair
Chief Financial Officer

Date: November 27, 2015